Filed with the Securities and Exchange Commission on October 31, 2011

1933 Act Registration File No.   033-12213
1940 Act File No. 811-05037
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	425	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	426	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (626) 914-7363

Elaine E. Richards, Esq.
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Domenick Pugliese, Esq.
Paul Hastings LLP
Park Avenue Tower
75 East 55th Street
New York, NY 10022

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on October 31, 2011 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment No. 425 to the Registration Statement of Professionally Managed Portfolios (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal period ended June 30, 2011 for nine series of the Trust: Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small Companies Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund.

Prospectus October 31, 2011

BROWN ADVISORY GROWTH EQUITY FUND
Institutional Shares (BIAGX)
Advisor Shares (BAGAX)

BROWN ADVISORY VALUE EQUITY FUND
Institutional Shares (BIAVX)
Advisor Shares (BAVAX)

BROWN ADVISORY FLEXIBLE VALUE FUND
Institutional Shares (BIAFX)
Advisor Shares (BAFVX)

BROWN ADVISORY SMALL-CAP GROWTH FUND
Institutional Shares (BIASX)
Advisor Shares (BASAX)
D Shares (BIAAX)

BROWN ADVISORY SMALL-CAP FUNDAMENTAL VALUE FUND
Institutional Shares (BIAUX)
Advisor Shares (BAUAX)

BROWN ADVISORY OPPORTUNITY FUND
Institutional Shares (BIAOX)
Advisor Shares

BROWN ADVISORY MARYLAND BOND FUND
Institutional Shares (BIAMX)

BROWN ADVISORY INTERMEDIATE INCOME FUND
Institutional Shares (BIAIX)
Advisor Shares (BIATX)

The Securities and Exchange Commission has not approved or disapproved any Fund’s shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Summary Section This important section summarizes the Fund’s objectives, strategies, fees, risks, portfolio turnover, portfolio manager, your account and other information.	Summary Section
Brown Advisory Growth Equity Fund
Brown Advisory Value Equity Fund
Brown Advisory Flexible Value Fund
Brown Advisory Small-Cap Growth Fund
Brown Advisory Small-Cap Fundamental Value Fund
Brown Advisory Opportunity Fund
Brown Advisory Maryland Bond Fund
Brown Advisory Intermediate Income Fund
		1 1 6 11 17 22 28 33 38

Details About the Fund’s Investment Strategies This section provides details about the Fund’s investment strategies.
Additional Information about the Funds’ Principal
Investment Strategies
Brown Advisory Growth Equity Fund
Brown Advisory Value Equity Fund
Brown Advisory Flexible Value Fund
Brown Advisory Small-Cap Growth Fund
Brown Advisory Small-Cap Fundamental Value Fund
Brown Advisory Opportunity Fund
Brown Advisory Maryland Bond Fund
Brown Advisory Intermediate Income Fund
		43 43 45 47 49 51 54 56 58

	Table of Investment Terms	60

	Principal Risks	63
Table of Investment Terms
Principal Investment Risks This section provides details about the Fund’s principal investment risks.	Management The Advisor Portfolio Manager Other Service Providers Fund Expenses	72 72 73 76 76

Management Review this section for information about Brown Investment Advisory Incorporated (the “Advisor”) and people who manage the Fund.	Choosing a Share Class Class Comparison Rule 12b-1 Distribution Fees Shareholder Service Fees Additional Payments to Dealers	77 77 77 78 78

Your Account This section explains how shares are valued and how you can purchase and sell Fund shares.	Your Account How to Contact the Fund General Information How to Buy Shares How to Sell Shares Exchange Privileges Account and Transaction Polices	80 80 80 83 86 88 90

	Distributions and Taxes Distributions Taxes	95 95 95

Distributions and Taxes This section provides details about dividends, distributions and taxes.	Index Descriptions	97

Financial Highlights Review this section for details on selected financial statements of the Fund.	Financial Highlights	98

Summary Section

Brown Advisory Growth Equity Fund
Institutional Shares (BIAGX)
Advisor Shares (BAGAX)

Investment Objective
The Brown Advisory Growth Equity Fund (the “Fund”) seeks to achieve capital appreciation by primarily investing in equity securities.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	1.00%	1.00%
Exchange Fee (as a % of amount exchanged within 14 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.19%	0.14%
Total Annual Fund Operating Expenses	0.94%	1.14%

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$96	$300	$520	$1,155
Advisor shares	$116	$362	$628	$1,386

Summary Section – Brown Advisory Growth Equity Fund

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 30% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, Brown Investment Advisory Incorporated (the “Advisor”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of domestic companies.  The Fund invests primarily in securities of medium and large market capitalization companies that the Advisor believes have exhibited an above average rate of earnings growth and that have prospects for above average, sustainable growth in the future.  Medium and large market capitalization companies are, according to the Advisor, those companies with market capitalizations generally greater than $2 billion at the time of purchase.  The Fund may also invest in companies that do not exhibit particularly strong earnings histories but have other attributes that may contribute to accelerated growth in the foreseeable future.  Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”).  The Advisor may also invest in private placements in these types of securities.  The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein.  ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  The Fund may invest up to 15% of its net assets in foreign securities, including in emerging markets.  The Advisor may sell a security or reduce its position if:

•	The investment thesis is violated,
•	A more attractively priced security is found, or;
•	The security becomes overvalued relative to the long-term expectation.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investments strategies and invest, without limitation, in cash or prime quality cash equivalents.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•	ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks.

•
Convertible Securities Risk.  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Summary Section – Brown Advisory Growth Equity Fund

•
Equity and General Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

•
ETF Risk.  ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

•	Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

•	Management Risk. The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.

•	Medium Capitalization Company Risk. Securities of medium sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.

•
Private Placement Risk.  The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended (“1933 Act”). Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

•
REIT and Real Estate Risk.  The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance of Institutional Shares from year-to-year.  The table shows how the average annual returns of the Institutional Shares and Advisor Shares for 1, 5 and 10 year periods compare to a broad-based market index and secondary index provided to offer a broader market perspective.

Effective April 12, 2010, the Brown Advisory Growth Equity Fund, a series of Forum Funds (the “Predecessor Fund”) reorganized into the Fund, which is a series of Professionally Managed Portfolios.  Performance shown prior to April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.  Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Summary Section – Brown Advisory Growth Equity Fund

Brown Advisory Growth Equity Fund – Institutional Shares
Calendar Year Total Returns

The Fund’s calendar year-to-date total return as of September 30, 2011 was -16.14%.  During the periods shown in the chart, the highest quarterly return was 19.20% (for the quarter ended June 30, 2009) and the lowest quarterly return was -25.21% (for the quarter ended December 31, 2008).

Brown Advisory Growth Equity Fund
Average Annual Total Returns
For the period ended December 31, 2010	1 Year	5 Years	10 Years
Institutional Shares
– Return Before Taxes	24.44%	7.66%	2.87%
– Return After Taxes on Distributions	24.44%	7.65%	2.81%
– Return After Taxes on Distributions and Sale of Fund Shares	15.89%	6.64%	2.45%
Advisor Shares
– Return Before Taxes	23.98%	7.19%	2.54%
Russell 1000® Growth Index (reflects no deduction for fees, expenses and taxes)	16.71%	3.75%	0.02%
S&P 500® Index (reflects no deduction for fees, expenses and taxes)	15.06%	2.29%	1.41%

NOTE:  Institutional Shares of the Growth Equity Fund commenced operations on June 28, 1999 as part of the Predecessor Growth Equity Fund.  Advisor Shares commenced operations on May 18, 2006 as part of the Predecessor Growth Equity Fund.  Performance shown prior to inception of the Advisor Shares is based on the performance of Institutional Shares, adjusted for the higher expenses applicable to Advisor Shares.  Prior to July 1, 2011, the Advisor Shares were known as A Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Institutional Shares only.  After-tax returns for Advisor Shares will vary.

Summary Section – Brown Advisory Growth Equity Fund

Management
Investment Advisor	Portfolio Manager
Brown Investment Advisory Incorporated	Kenneth M. Stuzin, CFA has been the lead manager of the Fund since June 1999.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, or by telephone at 800-540-6807 (toll free).  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$250,000	$100
– Traditional and Roth IRA Accounts	$2,000	$100
– Accounts with Systematic Investment Plans	$2,000	$100
Advisor Shares
– Standard Accounts	$2,000	$100
– Traditional and Roth IRA Accounts	$1,000	N/A
– Accounts with Systematic Investment Plans	$250	$100
– Qualified Retirement Plans	N/A	N/A

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section

Brown Advisory Value Equity Fund
Institutional Shares (BIAVX)
Advisor Shares (BAVAX)

Investment Objective
The Brown Advisory Value Equity Fund (the “Fund”) seeks to achieve capital appreciation.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	1.00%	1.00%
Exchange Fee(as a % of amount exchanged within 14 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.18%	0.13%
Total Annual Fund Operating Expenses	0.93%	1.13%

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$95	$296	$515	$1,143
Advisor shares	$115	$359	$622	$1,375

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 64% of the average value of its portfolio.

Summary Section – Brown Advisory Value Equity Fund

Principal Investment Strategies
Under normal conditions, Brown Investment Advisory Incorporated (the “Advisor”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in a portfolio of domestic equity securities of companies with medium to large market capitalization.  Medium and large market capitalization companies are, according to the Advisor, those companies with market capitalizations generally greater than $2 billion at the time of purchase.  When selecting value securities, the Advisor combines a highly disciplined approach to securities valuation with an emphasis on companies that have attractive underlying fundamentals.  The Advisor focuses on companies that it believes are financially strong, have a demonstrable record of self-funded growth, and are led by capable, proven, shareholder-sensitive management.  The Fund invests primarily in equity securities of companies that the Advisor believes have attractive underlying fundamentals and are generally capable of sustaining long-term growth rates at or above the market averages.  Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”).  The Advisor may also invest in private placements in these types of securities.  The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  The Fund may invest up to 20% of its net assets in foreign securities including in emerging markets.  The Advisor may sell a security or reduce its position if:

•	It has reached its target price;
•	Its present reward to risk ratio is unattractive;
•	A more attractively priced security is found, or;
•	The company’s fundamentals deteriorate in a material, long-term manner.

In order to respond to adverse market, economical, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•	ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks.

•
Convertible Securities Risk.  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

•
Equity and General Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

Summary Section – Brown Advisory Value Equity Fund

•
ETF Risk.  ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

•	Management Risk. The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.

•	Medium Capitalization Company Risk. Securities of medium sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.

•
Private Placement Risk.  The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended (“1933 Act”).  Privately issued securities are restricted securities that are not publicly traded.  Delay or difficulty in selling such securities may result in a loss to the Fund.

•
REIT and Real Estate Risk.  The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

•
Value Company Risk.  The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value.  The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance of Institutional Shares from year-to-year.  The table shows how the average annual returns of the Institutional Shares and Advisor Shares for 1 and 5 years and since inception periods compare to a broad-based market index and secondary index provided to offer a broader market perspective.

Effective April 12, 2010, the Brown Advisory Value Equity Fund, a series of Forum Funds (the “Predecessor Fund”) reorganized into the Fund, which is a series of Professionally Managed Portfolios.  Performance shown prior to April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.  Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Summary Section – Brown Advisory Value Equity Fund

Brown Advisory Value Equity Fund – Institutional Shares
Calendar Year Total Returns

The Fund’s calendar year-to-date total return as of September 30, 2011 was -15.59%.  During the periods shown in the chart, the highest quarterly return was 18.04% (for the quarter ended September 30, 2009) and the lowest quarterly return was -23.99% (for the quarter ended December 31, 2008).

Brown Advisory Value Equity Fund
Average Annual Total Returns
For the period ended December 31, 2010	1 Year	5 Years	Since Inception
Institutional Shares
– Return Before Taxes	14.47%	1.65%	7.31%
– Return After Taxes on Distributions	14.25%	1.02%	6.24%
– Return After Taxes on Distributions and Sale of Fund Shares	9.65%	1.32%	6.02%
Advisor Shares
– Return Before Taxes	13.96%	1.15%	6.90%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	7.51%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	7.06%

NOTE:  Institutional Shares of the Value Equity Fund commenced operations on January 28, 2003 as part of the Predecessor Value Equity Fund.  Advisor Shares commenced operations on April 25, 2006 as part of the Predecessor Value Equity Fund.  Performance shown prior to inception of the Advisor Shares is based on the performance of Institutional Shares, adjusted for the higher expenses applicable to Advisor Shares.  Prior to July 1, 2011, the Advisor Shares were known as A Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Institutional Shares only.  After-tax returns for Advisor Shares will vary.  The “Return After Taxes on Distributions and sale of Fund Shares” may be higher than other figures because when a capital loss occurs upon redemption of Fund Shares, a tax deduction is provided that benefits the investor.

Summary Section – Brown Advisory Value Equity Fund

Management
Investment Advisor	Portfolio Manager
Brown Investment Advisory Incorporated	Richard M. Bernstein, CFA has been the lead manager of the Fund since January 2003.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, or by telephone at 800-540-6807 (toll free).  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.  The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$250,000	$100
– Traditional and Roth IRA Accounts	$2,000	$100
– Accounts with Systematic Investment Plans	$2,000	$100
Advisor Shares
– Standard Accounts	$2,000	$100
– Traditional and Roth IRA Accounts	$1,000	N/A
– Accounts with Systematic Investment Plans	$250	$100
– Qualified Retirement Plans	N/A	N/A

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section

Brown Advisory Flexible Value Fund
Institutional Shares (BIAFX)
Advisor Shares (BAFVX)

Investment Objective
The Brown Advisory Flexible Value Fund (the “Fund”) seeks to achieve long-term growth of capital.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	1.00%	1.00%
Exchange Fee ( as a % amount exchanged within 14 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.47%	0.43%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.33%	1.54%
Fee Waiver and Expense Reimbursement	-0.17%	-0.18%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement (1)(2)	1.16%	1.36%
(1)
The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to limit Total Annual Fund Operating Expenses for Institutional Shares and Advisor Shares to 1.15% and 1.35%, respectively, of the Fund’s average daily net assets through October 31, 2012.  The contractual waivers and expense reimbursements may be changed or eliminated at any time after October 31, 2012 by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board of Trustees.

(2)
The Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement do not correlate to the Ratios to Average Net Assets - Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for 2 years).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$118	$405	$713	$1,587
Advisor shares	$138	$469	$822	$1,819

Summary Section – Brown Advisory Flexible Value Fund

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 33% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, Brown Investment Advisory Incorporated (the “Advisor”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities.  The Advisor may invest in securities of companies of various market capitalizations with a focus on larger companies.  Medium and large market capitalization companies are, according to the Advisor, those companies with market capitalizations generally greater than $2 billion at the time of purchase.  Equity securities include domestic and foreign common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”).  The Advisor may also invest in private placements in these types of securities.  The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein.  ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  The Advisor may also invest in debt-securities, including lower-rated debt-securities and foreign securities including depositary receipts.

The Advisor follows an investment philosophy referred to as “flexible value.”  The “flexible value” strategy expands the bargain hunting concepts of value investing to a broad range of opportunities.  Rather than label securities as value or growth, the Advisor believes that growth is an integral part of the value equation; therefore, the Advisor may invest in traditional value securities as well as securities of companies with better growth rates, or other characteristics that are traditionally associated with value securities.  The Advisor seeks to invest in the common stocks of companies it believes are undervalued in the marketplace based on characteristics such as earnings, dividends, cash flow or asset values.  Other factors considered include:

•	Financial condition of the company
•	Micro and macroeconomic changes likely to improve the long-term business performance of the company
•	Competitive positioning of the company within its industry; and
•	The quality of management and management’s focus on creating shareholder value.

With respect to 20% of its assets, the Fund may invest in (1) investment grade and non-investment grade debt securities, including with respect to 10% of its assets, non-investment grade securities rated BB (or lower)/Ba (or lower) (“junk bonds”), by Standard & Poor’s (“S&P”) or Moody’s Investor Services (“Moody’s”), respectively, or (2) unrated debt securities determined by the Advisor to be of comparable quality.

Summary Section – Brown Advisory Flexible Value Fund

The Advisor may sell a security or reduce its position if:
•	The security has reached a price whereby its risk/reward characteristics are not as favorable;
•	A company’s fundamentals are deteriorating to the point where the original investment thesis for owning the stock is no longer intact; or
•	A better opportunity has been identified.

In order to respond to adverse market, economical, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•
Convertible Securities Risk.  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

•
Debt/Fixed Income Securities Risk.  An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest.  The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities.  Securities rated below investment grade are subject to greater risk of loss of your money than higher rated securities.  Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

•
Equity and General Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

•
ETF Risk.  ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

•	Foreign Securities Risk. Foreign securities, including ADRs, are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks.

•	Management Risk. The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.

•
Non-Investment Grade Securities Risk.  Securities rated below investment grade, i.e., BA or BB and lower (“junk bonds”), are subject to greater risks of loss of your money than higher rated securities.  Compared with issuers of investment grade fixed-income securities, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties.

Summary Section – Brown Advisory Flexible Value Fund

•
Private Placement Risk.  The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended (“1933 Act”).  Privately issued securities are restricted securities that are not publicly traded.  Delay or difficulty in selling such securities may result in a loss to the Fund.

•
REIT and Real Estate Risk.  The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

•
Smaller and Medium Capitalization Company Risk.  Securities of smaller and medium-sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.  Additionally the price of smaller companies may decline more in response to selling pressures.

•
Value Company Risk.  The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value.  The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance of Institutional Shares from year-to-year.  The table shows how the average annual returns of the Institutional Shares and Advisor Shares for 1 year and since inception periods compare to a broad-based market index.

Effective April 12, 2010, the Brown Advisory Flexible Value Fund, a series of Forum Funds (the “Predecessor Fund”) reorganized into the Fund, which is a series of Professionally Managed Portfolios.  Performance shown prior to April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.  Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Summary Section – Brown Advisory Flexible Value Fund

Brown Advisory Flexible Value Fund – Institutional Shares
Calendar Year Total Returns

The Fund’s calendar year-to-date total return as of September 30, 2011 was -13.43%.  During the periods shown in the chart, the highest quarterly return was 17.44% (for the quarter ended June 30, 2009) and the lowest quarterly return was -23.94% (for the quarter ended December 31, 2008).

Brown Advisory Flexible Value Fund
Average Annual Total Returns
For the period ended December 31, 2010	1 Year	Since Inception (11/30/06)
Institutional Shares
– Return Before Taxes	10.86%	-2.96%
– Return After Taxes on Distributions	10.78%	-3.08%
– Return After Taxes on Distributions and Sale of Fund Shares	7.15%	-2.55%
Advisor Shares
– Return Before Taxes	10.70%	-3.26%
S&P 500® Index (reflects no deduction for fees, expenses and taxes)	15.06%	-0.48%

NOTE:  Institutional Shares of the Flexible Value Fund commenced operations on November 30, 2006 as part of the Predecessor Flexible Value Fund.  Advisor Shares commenced operations on January 24, 2007 as part of the Predecessor Flexible Value Fund.  Performance shown prior to inception of the Advisor Shares is based on the performance of Institutional Shares, adjusted for the higher expenses applicable to Advisor Shares.  Prior to July 1, 2011, the Advisor Shares were known as A Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Institutional Shares only.  After-tax returns for Advisor Shares will vary.  The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other figures because when a capital loss occurs upon redemption of Fund Shares, a tax deduction is provided that benefits the investor.

Summary Section – Brown Advisory Flexible Value Fund

Management
Investment Advisor	Portfolio Managers
Brown Investment Advisory Incorporated
R. Hutchings Vernon, Michael L. Foss and Nina K. Yudell, are the co-managers of the Fund.  Mr. Vernon and Ms. Yudell have been managing the Fund since May 2008; Mr. Foss has been managing the Fund since January 2009.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, or by telephone at 800-540-6807 (toll free).  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.  The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$250,000	$100
– Traditional and Roth IRA Accounts	$2,000	$100
– Accounts with Systematic Investment Plans	$2,000	$100
Advisor Shares
– Standard Accounts	$2,000	$100
– Traditional and Roth IRA Accounts	$1,000	N/A
– Accounts with Systematic Investment Plans	$250	$100
– Qualified Retirement Plans	N/A	N/A

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section

Brown Advisory Small-Cap Growth Fund
Institutional Shares (BIASX)
Advisor Shares (BASAX)
D Shares (BIAAX) Not available for sale

Investment Objective
The Brown Advisory Small-Cap Growth Fund (the “Fund”) seeks to achieve capital appreciation by primarily investing in equity securities.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Advisor Shares	D Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None	None
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	1.00%	1.00%	None
Exchange Fee (as a % of amount exchanged within 14 days of purchase)	1.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%	0.00%
Other Expenses	0.18%	0.19%	0.13%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(1)	1.19%	1.45%	1.14%
(1)
The Total Annual Fund Operating Expenses do not correlate to the Ratios to Average Net Assets – Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$121	$378	$654	$1,443
Advisor shares	$148	$459	$792	$1,735
D shares	$116	$362	$628	$1,386

Summary Section – Brown Advisory Small-Cap Growth Fund

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 61% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, Brown Investment Advisory Incorporated (the “Advisor”) seeks to achieve the Fund’s investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small domestic companies.  Small companies, according to the Advisor, are companies whose market capitalizations are generally less than $4 billion at the time of purchase.  The Fund invests primarily in companies the advisor believes have above average growth prospects.  The Advisor conducts an in-depth analysis of a company’s fundamentals to identify those companies it believes have the potential to grow earnings at an above average rate annually.

Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”).  The Advisor may also invest in private placements in these types of securities.  The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein.  ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  The Fund may invest up to 20% of its net assets in foreign securities, including in emerging markets.

The Advisor may sell a security or reduce its position if it believes:
•	The security subsequently fails to meet initial investment criteria;
•	A more attractively priced security is found; or
•	The security becomes overvalued relative to the long-term expectation.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is an inconsistent with its principal investments strategies and invest, without limitation, in cash or prime quality cash equivalents.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•	ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks.

•
Convertible Securities Risk.  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Summary Section – Brown Advisory Small-Cap Growth Fund

•
Equity and General Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

•
ETF Risk.  ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

•	Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

•	Management Risk. The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.

•
Private Placement Risk.  The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended (“1933 Act”).  Privately issued securities are restricted securities that are not publicly traded.  Delay or difficulty in selling such securities may result in a loss to the Fund.

•
REIT and Real Estate Risk.  The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

•	Smaller Company Risk. Securities of companies smaller than larger companies may be more volatile and as a result, the price of smaller companies may decline more in response to selling pressure.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance of Institutional Shares from year-to-year.  The table shows how the average annual returns of Institutional Shares, Advisor Shares and D Shares for 1, 5 and 10 year periods compare to a broad-based market index.

Effective April 12, 2010, the Brown Advisory Small-Cap Growth Fund, a series of Forum Funds (the “Predecessor Fund”) reorganized into the Fund, which is a series of Professionally Managed Portfolios.  Performance shown prior to April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Summary Section – Brown Advisory Small-Cap Growth Fund

Brown Advisory Small-Cap Growth Fund – Institutional Shares
Calendar Year Total Returns

The Fund’s calendar year-to-date total return as of September 30, 2011 was -20.77%.  During the periods shown in the chart, the highest quarterly return was 34.96% (for the quarter ended December 31, 2001) and the lowest quarterly return was -35.46% (for the quarter ended September 30, 2001).

Brown Advisory Small-Cap Growth Fund
Average Annual Total Returns
For the period ended December 31, 2010	1 Year	5 Years	10 Years
Institutional Shares
– Return Before Taxes	29.06%	6.92%	2.45%
– Return After Taxes on Distributions	29.06%	6.54%	2.26%
– Return After Taxes on Distributions and Sale of Fund Shares	18.89%	5.91%	2.07%
Advisor Shares
– Return Before Taxes	28.46%	6.38%	2.09%
D Shares
– Return Before Taxes	29.08%	6.65%	2.24%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	29.09%	5.30%	3.78%

NOTE: Institutional Shares of the Small-Cap Growth Fund commenced operations on June 28, 1999 as part of the Predecessor Small-Cap Growth Fund.  Advisor Shares commenced operations on April 25, 2006 as part of the Predecessor Small-Cap Growth Fund.  Performance shown prior to inception of the Advisor Shares is based on the performance of Institutional Shares, adjusted for the higher expenses applicable to Advisor Shares.  Prior to July 1, 2011, the Advisor Shares were known as A Shares.  D Shares commenced operations on September 20, 2002 as part of the Predecessor Small-Cap Growth Fund.  Performance shown prior to inception of the D Shares is based on the performance of Institutional Shares adjusted for the expenses applicable to D Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Institutional Shares only.  After-tax returns for Advisor Shares will vary.

Summary Section – Brown Advisory Small-Cap Growth Fund

Management
Investment Advisor	Portfolio Managers
Brown Investment Advisory Incorporated	Timothy W. Hathaway, CFA and Christopher A. Berrier have been the co-managers of the Fund since 2005.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, or by telephone at 800-540-6807 (toll free).  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$250,000	$100
– Traditional and Roth IRA Accounts	$2,000	$100
– Accounts with Systematic Investment Plans	$2,000	$100
Advisor Shares
– Standard Accounts	$2,000	$100
– Traditional and Roth IRA Accounts	$1,000	N/A
– Accounts with Systematic Investment Plans	$250	$100
– Qualified Retirement Plans	N/A	N/A

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section

Brown Advisory Small-Cap Fundamental Value Fund
Institutional Shares (BIAUX)
Advisor Shares (BAUAX)

Investment Objective
The Brown Advisory Small-Cap Fundamental Value Fund (the “Fund”) seeks to achieve long-term capital appreciation.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	1.00%	1.00%
Exchange Fee( as a % of amount exchanged within 14 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.24%	0.19%
Acquired Fund Fees and Expenses	0.26%	0.26%
Total Annual Fund Operating Expenses(1)	1.50%	1.70%
(1)
The Total Annual Fund Operating Expenses do not correlate to the Ratios to Average Net Assets – Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for 2 years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$153	$474	$818	$1,791
Advisor shares	$173	$536	$923	$2,009

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 67% of the average value of its portfolio.

Summary Section – Brown Advisory Small-Cap Fundamental Value Fund

Principal Investment Strategies
Under normal conditions, Brown Investment Advisory Incorporated (the “Advisor”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities of small capitalization companies.  Small companies, according to the Advisor, are companies whose market capitalizations are generally less than $4 billion at the time of purchase.  The Fund invests primarily in equity securities that trade in the U.S. securities markets and that the Advisor believes are undervalued, broadly defined as trading at a discount to the estimated economic value of a company’s underlying business.  The Advisor uses a research-driven analysis that results in the Fund’s portfolio having an emphasis on out-of-favor or under-followed, cash-generating companies with sustainable business models, strong finances, competent management and a demonstrable record of profitability and self-funded growth.  The Fund may also invest in cyclical companies or companies that have experienced a temporary setback if the valuation of the company is at an appropriate discount to the long-term earnings potential of the company.  To a more limited extent, the Fund may invest up to 15% of its assets in foreign equity securities, including equity securities from emerging markets.  With respect to 20% of its assets, the Fund may also invest in foreign or domestic debt securities, including up to 5% of its assets in distressed debt securities.  The Fund may engage in options, futures contracts and options on futures to seek to achieve the Fund’s investment objective, manage the portfolio, mitigate risks, hedge risks, equitize cash or to enhance total return.  Equity securities include domestic and foreign common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”), and the Advisor may also invest in private placements in these types of securities.  The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein.  ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.

The Advisor may sell a security or reduce its position if:
•	It has reached its target price;
•	Its present reward to risk ratio is unattractive;
•	It is overvalued; or
•	The company’s fundamentals have deteriorated in a material, long-term manner.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Summary Section – Brown Advisory Small-Cap Fundamental Value Fund

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•
Convertible Securities Risk.  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

•
Debt/Fixed Income Securities Risk.  An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities.  Securities rated below investment grade (“junk bonds”) are subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

•
Derivatives Risk.  The risks of investments in options, futures contracts and options on futures contracts include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

•
Equity and General Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

•
ETF Risk.  ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

•
Foreign Securities/Emerging Markets Risk.  Foreign securities (including ADRs), including those issued in emerging markets are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks.  Securities issued in emerging markets have more risk than securities issued in more developed foreign markets.

•	Management Risk. The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.

•
Private Placement Risk.  The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended (“1933 Act”).  Privately issued securities are restricted securities that are not publicly traded.  Delay or difficulty in selling such securities may result in a loss to the Fund.

Summary Section – Brown Advisory Small-Cap Fundamental Value Fund

•
REIT and Real Estate Risk.  The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

•	Smaller Company Risk. Securities of companies smaller than larger companies may be more volatile and as a result, the price of smaller companies may decline more in response to selling pressure.

•
Value Company Risk.  The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value.  The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund.  The chart shows changes in the Fund’s performance of Institutional Shares from year-to-year.  The table shows how the average annual returns of Institutional Shares for 1 year and since inception periods compare to a broad-based market index.  Advisor Shares have not yet commenced operations.

Effective April 12, 2010, the Brown Advisory Small-Cap Fundamental Value Fund, a series of Forum Funds (the “Predecessor Fund”) reorganized into the Fund, which is a series of Professionally Managed Portfolios.  Performance shown prior to April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.  Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Brown Advisory Small-Cap Fundamental Value Fund – Institutional Shares
Calendar Year Total Returns

The Fund’s calendar year-to-date total return as of September 30, 2011 was -19.15%.  During the periods shown in the chart, the highest quarterly return was 17.41% (for the quarter ended December 31, 2010) and the lowest quarterly return was -10.11% (for the quarter ended June 30,2010).

Summary Section – Brown Advisory Small-Cap Fundamental Value Fund

Brown Advisory Small-Cap Fundamental Value Fund
Average Annual Total Returns
For the period ended December 31, 2010	1 Year	Since Inception (12/31/08)
Institutional Shares
– Return Before Taxes	27.50%	26.66%
– Return After Taxes on Distributions	26.13%	25.63%
– Return After Taxes on Distributions and Sale of Fund Shares	18.30%	22.50%
Advisor Shares
– Return Before Taxes	27.25%	26.41%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	24.50%	22.52%

NOTE:  Institutional Shares of the Small-Cap Fundamental Value Fund commenced operations on December 31, 2008 as part of the Predecessor Small-Cap Fundamental Value Fund.  Advisor Shares of the Small-Cap Fundamental Value Fund commenced operations on July 28, 2011.  Performance shown prior to inception of the Advisor Shares is based on the performance of Institutional Shares, adjusted for the higher expenses applicable to Advisor Shares.  Prior to July 1, 2011, the Advisor Shares were known as A Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Institutional Shares only.  After-tax returns for Advisor Shares will vary.

Management
Investment Advisor	Portfolio Manager
Brown Investment Advisory Incorporated	J. David Schuster has been the manager of the Fund since its inception on December 31, 2008.

Summary Section – Brown Advisory Small-Cap Fundamental Value Fund

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, or by telephone at 800-540-6807 (toll free).  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.  The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$250,000	$100
– Traditional and Roth IRA Accounts	$1,000	$0
– Accounts with Systematic Investment Plans	$250	$100
Advisor Shares
– Standard Accounts	$2,000	$100
– Traditional and Roth IRA Accounts	$1,000	N/A
– Accounts with Systematic Investment Plans	$250	$100
– Qualified Retirement Plans	N/A	N/A

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section

Brown Advisory Opportunity Fund
Institutional Shares (BIAOX)
Advisor Shares       Not available for sale

Investment Objective
The Brown Advisory Opportunity Fund (the “Fund”) seeks to achieve long-term capital appreciation.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	1.00%	1.00%
Exchange Fee (as a % of amount exchanged within 14 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.78%	0.73%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.79%	1.99%
Fee Waiver and Expense Reimbursement	-0.28%	-0.28%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement(1)(2)	1.51%	1.71%
(1) The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to limit Total Annual Fund Operating Expenses for Institutional Shares and Advisor Shares to 1.50% and 1.70%, respectively, of the Fund’s average daily through October 31, 2012.  The contractual waivers and expense reimbursements may be changed or eliminated at any time after October 31, 2012 by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board of Trustees.
(2) The Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement do not correlate to the Ratios to Average Net Assets - Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking in to account the contractual expense limitation for 2 years).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Summary Section – Brown Advisory Opportunity Fund

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$154	$536	$944	$2,082
Advisor shares	$174	$597	$1,047	$2,294

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 65% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, Brown Investment Advisory Incorporated (the “Advisor”) seeks to achieve the Fund’s investment objective by investing primarily in a diversified portfolio of equity securities and may incorporate either a growth or value investment approach to security selection and invest in companies regardless of market capitalization.  The Advisor selects equity securities of “high quality companies” that the Advisor believes have significant market opportunities where the companies are leaders or potential leaders in their respective markets, proprietary products and services or are engaged in new product development and product cycle leadership that sustains a strong brand franchise.  The Advisor will typically invest in 30 securities or fewer.  Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”), and the Advisor may also invest in private placements in these types of securities.  The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein.  ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  The Fund may invest up to 20% of its net assets in foreign securities, including in emerging markets.

The Advisor may sell a security or reduce its position if:
•	It fails to meet initial investment criteria; or
•	The security becomes overvalued relative to the long-term expectation.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•
Convertible Securities Risk.  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

•
Equity and General Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

Summary Section – Brown Advisory Opportunity Fund

•
ETF Risk.  ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

•
Foreign Securities/Emerging Markets Risk.  Foreign securities (including ADRs), including those issued in emerging markets are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks.  Securities issued in emerging markets have more risk than securities issued in more developed foreign markets.

•	Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

•	Management Risk. The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.

•
Portfolio Turnover Risk.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

•
Private Placement Risk.  The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended (“1933 Act”).  Privately issued securities are restricted securities that are not publicly traded.  Delay or difficulty in selling such securities may result in a loss to the Fund.

•
REIT and Real Estate Risk.  The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

•
Smaller and Medium Capitalization Company Risk.  Securities of smaller and medium-sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.  Additionally the price of smaller companies may decline more in response to selling pressures.

•
Value Company Risk.  The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value.  The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund.  The chart shows changes in the Fund’s performance of Institutional Shares from year-to-year.  The table shows how the average annual returns of Institutional Shares for 1, 5 and 10 year periods compare to a broad-based market index.  Advisor Shares have not yet commenced operations.

Summary Section – Brown Advisory Opportunity Fund

Effective April 12, 2010, the Brown Advisory Opportunity Fund, a series of Forum Funds (the “Predecessor Fund”) reorganized into the Fund, which is a series of Professionally Managed Portfolios.  Performance shown prior to April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.  Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Brown Advisory Opportunity Fund – Institutional Shares
Calendar Year Total Returns

The Fund’s calendar year-to-date total return as of September 30, 2011 was -16.13%.  During the periods shown in the chart, the highest quarterly return was 36.75% (for the quarter ended December 31, 2002) and the lowest quarterly return was -39.59% (for the quarter ended March 31, 2001).

Brown Advisory Opportunity Fund
Average Annual Total Returns
For the period ended December 31, 2010	1 Year	5 Years	10 Years
Institutional Shares
– Return Before Taxes	17.36%	1.47%	-6.34%
– Return After Taxes on Distributions	17.36%	1.47%	-6.34%
– Return After Taxes on Distributions and Sale of Fund Shares	11.29%	1.25%	-5.12%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	2.16%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Institutional Shares only.  After-tax returns for Advisor Shares will vary.  The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

Summary Section – Brown Advisory Opportunity Fund

Management
Investment Advisor	Portfolio Manager
Brown Investment Advisory Incorporated	Darryl R. Oliver, Portfolio Manager, has been the lead manager of the Fund since April 2010.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, or by telephone at 800-540-6807 (toll free).  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.  The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$250,000	$100
– Traditional and Roth IRA Accounts	$2,000	$100
– Accounts with Systematic Investment Plans	$250	$100
Advisor Shares
– Standard Accounts	$2,000	$100
– Traditional and Roth IRA Accounts	$1,000	N/A
– Accounts with Systematic Investment Plans	$250	$100
– Qualified Retirement Plans	N/A	N/A

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section

Brown Advisory Maryland Bond Fund
Institutional Shares (BIAMX)

Investment Objective
The Brown Advisory Maryland Bond Fund (the “Fund”) seeks to provide a high level of current income exempt from both Federal and Maryland State income taxes without undue risk.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	1.00%
Exchange Fee ( as a % of amount exchanged within 14 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses(1)	0.52%
(1) The Total Annual Fund Operating Expenses do not correlate to the Ratios to Average Net Assets - Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$53	$167	$291	$653

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 29% of the average value of its portfolio.

Summary Section – Brown Advisory Maryland Bond Fund

Principal Investment Strategies
Under normal conditions, Brown Investment Advisory Incorporated (the “Advisor”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in Maryland bonds, including bonds issued on behalf of the State of Maryland, its local governments and public financing authorities.  The Fund may also invest in municipal securities issued by other states, U.S. territories, and possessions, U.S. Government securities, general obligation securities and revenue securities, including private activity bonds.  The Advisor determines which securities to purchase by first evaluating whether a security falls within the credit guidelines set for the Fund by reviewing the ratings given by S&P and Moody’s.  The Advisor then determines the appropriate maturity date and coupon choice after analyzing the current and targeted portfolio structure, and whether or not the issue is fairly priced.  The Fund is non-diversified which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers.  Generally, the average weighted maturity of the Fund’s portfolio securities will be between 4 and 10 years.  Normally, the Fund will invest at least 80% of the Fund’s total assets in securities the interest of which is exempt from Federal and Maryland State income taxes, although such interest may be subject to the Federal alternative minimum tax (“AMT”).  All capital gains are subject to Federal and state taxes in addition to AMT.  Municipal securities include municipal bonds, notes, and leases.  Municipal leases are securities that permit government issuers to acquire property and equipment without the security being subject to constitutional and statutory requirements for the issuance of long-term fixed income securities.

The Advisor may sell a fixed income security or reduce its position if:
•	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;
•	The security subsequently fails to meet the investment criteria;
•	A more attractive security is found; or
•	The Advisor believes that the security has reached it appreciated potential.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or tax exempt quality cash equivalents.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•
Credit Risk.  The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines.

•
Debt/Fixed Income Securities Risk.  An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Securities rated below investment grade (“junk bonds”) are subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

Summary Section – Brown Advisory Maryland Bond Fund

•	Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest.

•
Liquidity Risk.  Certain fixed income securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Advisor would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•	Management Risk. The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.

•	Maryland Bonds and Municipal Securities Risk. Adverse economic or political factors in Maryland will affect the Fund’s NAV more than if the Fund invested in more geographically diverse investments.

•
Non-Diversification Risk.  Investment by the Fund in securities of a limited number of issuers exposes it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund.  The chart shows changes in the Fund’s performance of Institutional Shares from year-to-year.  The table shows how the average annual returns of Institutional Shares for 1 and 5 years and since inception periods compare to a broad-based market index.

Effective April 12, 2010, the Brown Advisory Maryland Bond Fund, a series of Forum Funds (the “Predecessor Fund”) reorganized into the Fund, which is a series of Professionally Managed Portfolios.  Performance shown prior to April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.  Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Summary Section – Brown Advisory Maryland Bond Fund

Brown Advisory Maryland Bond Fund – Institutional Shares
Calendar Year Total Returns
The Fund’s calendar year-to-date total return as of September 30, 2011 was 1.78%.  During the periods shown in the chart, the highest quarterly return was 4.07% (for the quarter ended June 30, 2002) and the lowest quarterly return was -2.03% (for the quarter ended June 30, 2004).

Brown Advisory Maryland Bond Fund
Average Annual Total Returns
For the period ended December 31, 2010	1 Year	5 Years	Since Inception (12/21/00)
Institutional Shares
– Return Before Taxes	2.28%	3.60%	3.81%
– Return After Taxes on Distributions	2.28%	3.60%	3.81%
– Return After Taxes on Distributions and Sale of Fund Shares	2.32%	3.51%	3.73%
Barclays 1-10 Year Blended Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.13%	4.60%	4.61%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

Management
Investment Advisor	Portfolio Managers
Brown Investment Advisory Incorporated	Paul D. Corbin and Monica M. Hausner have been the co- managers of the Fund since its inception in December 2000.

Summary Section – Brown Advisory Maryland Bond Fund

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, or by telephone at 800-540-6807 (toll free).  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$250,000	$100
– Traditional and Roth IRA Accounts	$2,000	$100
– Accounts with Systematic Investment Plans	$2,000	$100

Tax Information
It is anticipated that at least 80% of the Fund’s net income will be exempt from Federal and Maryland state income taxes, but not Federal alternative minimum tax.  Additionally, all capital gains are subject to Federal, state and Federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section

Brown Advisory Intermediate Income Fund
Institutional Shares (BIAIX)
Advisor Shares (BIATX)

Investment Objective
The Brown Advisory Intermediate Income Fund (the “Fund”) seeks to provide a high level of current income consistent with preservation of principal within an intermediate-term maturity structure.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	1.00%	1.00%
Exchange Fee ( as a% of amount exchanged within 14 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.17%	0.12%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses(1)	0.53%	0.73%
 (1) The Total Annual Fund Operating Expenses do not correlate to the Ratios to Average Net Assets - Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$54	$170	$296	$665
Advisor shares	$75	$233	$406	$906

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 84% of the average value of its portfolio.

Summary Section – Brown Advisory Intermediate Income Fund

Principal Investment Strategies
Under normal conditions, Brown Investment Advisory Incorporated (the “Advisor”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in fixed income securities such as U.S Government securities, corporate fixed income securities, mortgage-backed and asset-backed securities.  The Fund invests in fixed income securities that primarily have a maturity that is between 1 and 10 years and are rated in the top four rating categories of a Nationally Recognized Statistical Rating Organization, or unrated and deemed to be of comparable quality by the Advisor.  Under normal circumstances, the Fund’s portfolio will have an average dollar weighted maturity between 3 and 10 years and an average duration of 2 to 5 years.  Duration is a measurement of interest rate sensitivity.

The Advisor may sell a fixed income security or reduce its position if:
•	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;
•	The security subsequently fails to meet the investment criteria;
•	A more attractive security is found; or
•	The Advisor believes that the security has reached it appreciation potential.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

•
Credit Risk.  The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities.  Generally, investment risk and price volatility increase as a security’s credit rating declines.

•
Debt/Fixed Income Securities Risk.  An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Securities rated below investment grade (“junk bonds”) are subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

•	Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest.

•
Liquidity Risk.  Certain fixed income securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Advisor would like.  As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities.  There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Summary Section – Brown Advisory Intermediate Income Fund

•	Management Risk. The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.

•
Mortgage- and Asset-Backed Securities Risk.  The Fund may invest in mortgage- and asset-backed securities, which represent “pools” of mortgages or other assets, including consumer loans or receivables held in trust.  In a period of rising interest rates, these securities may exhibit additional volatility.

•
Prepayment/Extension Risk.  Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuers’ fixed income securities when interest rates decline, which can shorten the maturity of the security, force the Fund to invest in securities with lower interest rates, and reduce the Fund’s return.  Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund.  The chart shows changes in the Fund’s performance of Institutional Shares from year-to-year.  The table shows how the average annual returns of Institutional Shares and Advisor Shares for 1, 5 and 10 year periods compare to a broad-based market index.

Effective April 12, 2010, the Brown Advisory Intermediate Income Fund, a series of Forum Funds (the “Predecessor Fund”) reorganized into the Fund, which is a series of Professionally Managed Portfolios.  Performance shown prior to April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.  Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Brown Advisory Intermediate Income Fund – Institutional Shares
Calendar Year Total Returns

The Fund’s calendar year-to-date total return as of September 30, 2011 was 2.59%.  During the periods shown in the chart, the highest quarterly return was 4.25% (for the quarter ended September 30, 2002) and the lowest quarterly return was -1.78% (for the quarter ended June 30, 2004).

Brown Advisory Intermediate Income Fund
Average Annual Total Returns
For the period ended December 31, 2010	1 Year	5 Years	10 Years
Institutional Shares
– Return Before Taxes	5.65%	5.39%	5.13%
– Return After Taxes on Distributions	4.41%	3.89%	3.51%
– Return After Taxes on Distributions and Sale of Fund Shares	3.74%	3.73%	3.43%
Advisor Shares
– Return Before Taxes	5.43%	5.12%	4.85%
Barclays Capital U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)	6.15%	5.81%	5.66%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Institutional Shares only.  After-tax returns for Advisor Shares will vary.

Management
Investment Advisor	Portfolio Manager
Brown Investment Advisory Incorporated	Paul D. Corbin and Monica M. Hausner have been the co- managers of the Fund since 2000.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, or by telephone at 800-540-6807 (toll free).  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Summary Section – Brown Advisory Intermediate Income Fund

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$250,000	$100
– Traditional and Roth IRA Accounts	$2,000	$100
– Accounts with Systematic Investment Plans	$2,000	$100
Advisor Shares
– Standard Accounts	$2,000	$100
– Traditional and Roth IRA Accounts	$1,000	N/A
– Accounts with Systematic Investment Plans	$250	$100
– Qualified Retirement Plans	N/A	N/A

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory Growth Equity Fund

Principal Investment Strategies
The Brown Advisory Growth Equity Fund seeks to achieve capital appreciation.  Under normal conditions, the Fund seeks to achieve the investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities of domestic companies (“80% Policy”).  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.

The Fund primarily invests in securities of medium and large market capitalization companies that have high, sustainable earnings prospects along with attractive valuations.  The Advisor believes these companies have exhibited an above-average rate of earnings growth over the past few years and have prospectus for above-average, sustainable growth in the future.  Medium and large market capitalization companies include those with market capitalizations generally greater than $2 billion at the time of purchase.

The Advisor’s Process — Purchasing Portfolio Securities.  The Fund seeks to purchase securities that the Advisor considers to have attractive valuations based on the strong fundamentals of the underlying companies.  The Advisor starts by using in-house research and other sources to identify a universe of high quality companies across a range of industries.  High quality companies are businesses that the Advisor believes have:

•	Significant market opportunities (both in terms of magnitude and duration) where the companies are leaders or potential leaders in their respective markets;

•	Proprietary products and services, new product development and product cycle leadership that sustain a strong brand franchise; and

•	A strong management team that is proactive, consistently executes effectively, and anticipates and adapts to change.

The Fund may also invest in companies that do not exhibit particularly strong earnings histories but have other attributes that may contribute to accelerated growth in the foreseeable future.  These attributes include, but are not limited to:
•	A strong competitive position;
•	A history of innovation;
•	Excellent management; and
•	The financial resources to support long-term growth .

The Advisor believes that attractive risk-adjusted returns can be better achieved by buying and holding securities of companies over long periods of time.  As a result, the Advisor focuses on those companies that it believes have the ability to grow earnings at above average rates over several years (i.e. at an annualized rate of 14% or more over a full market cycle).  Factors considered include:
•	Product cycles, pricing flexibility and product or geographic mix;
•	Sustainability of fundamental growth drivers;
•	Cash flow and financial resources to fund growth; and

Additional Information about the Funds’ Principal Investment Strategies

•	Catalysts for growth such as changes in regulation, management, business cycle, business mix and industry consolidation.

The Advisor then uses a variety of valuation techniques to identify those companies whose securities are attractively valued relative to the market, their peer groups and their own price history.  These techniques include analyses of price/earnings ratios, price/sales ratios and price/cash flow ratios.  Valuation techniques also permit the Advisor to mitigate the potential downside risk of an investment candidate by demonstrating the difference in the estimated value of a company’s equity security and its current market price.

The Advisor’s valuation discipline attempts to estimate a range of value for each company whose security is considered for purchase.  The range of value will be used to estimate the spread or “margin of safety” between a company’s current stock price and a reasonable “worst case” low price for the security.

The Advisor’s Process — Selling Portfolio Securities.  The Advisor regularly monitors the companies in the Fund’s portfolio to determine if there have been any fundamental changes in the portfolio companies.  The Advisor may sell a security or reduce its position if:
•	It fails to meet initial investment criteria;
•	A more attractively priced security is found; or
•	The security becomes overvalued relative to the long-term expectation.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with the principal investment strategy and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position taken at the wrong time may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:

•	Are willing to tolerate significant changes in the value of your investment

•	Are pursuing a long-term investment goal

•	Are willing to accept risk of market value fluctuation in the short-term.

The Fund may not be appropriate for you if you:

•	Want an investment that pursues market trends or focuses only on particular sectors or industries

•	Need regular income or stability of principal

•	Are pursuing a short-term investment goal or investing emergency reserves.

Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory Value Equity Fund

Principal Investment Strategies
The Brown Advisory Value Equity Fund seeks to achieve capital appreciation.  Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities (principally common stock) of domestic companies with medium to large market capitalizations (“80% Policy”).  Medium and large market capitalization companies are, according to the Advisor, companies with market capitalizations generally greater than $2 billion at the time of purchase.  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.

The Advisor’s Process — Purchasing Portfolio Securities.  The Advisor combines a highly disciplined approach to securities valuation with an emphasis on companies with attractive underlying fundamentals.  The Advisor focuses on companies that it believes are financially sound, have a demonstrable record of self-funded growth, and are led by capable, proven, shareholder-sensitive management.  The Advisor may focus on a particular sector or industry but will seek to keep the Fund’s portfolio diversified across many industries.  The Advisor uses in-house research and other sources to identify a universe of companies across a broad range of industries whose underlying fundamentals are relatively attractive and generally capable of sustaining long-term growth rates at or above market averages.  The Advisor focuses on companies that it believes exhibit the following:

•	Sufficient cash flow and balance sheet strength to fund future growth;

•	Leadership or potential leadership in markets with the opportunity for long-term growth;

•	Proprietary products and services, new product development and product cycle leadership that sustains the company’s brand franchise;

•	A strong management team that is proactive, executes effectively, and anticipates and or adapts to change and is sensitive to shareholder interests;

•	Product cycles, pricing flexibility, product or geographic mix that supports growth and stability;

•	Catalysts for growth, which can include changes in regulation, management, business cycle, and business mix or industry consolidation.

The Advisor’s valuation discipline attempts to estimate a range of value for each company whose securities are considered for purchase.  The range of value is used to estimate the spread or "margin of safety" between a company’s current stock price and a reasonable worst case low price for the stock.  The range is developed through an extensive valuation methodology that uses historic values, peer comparisons, private market value, and discounted cash flow analyses.  A key objective of this analysis is to minimize the downside risk of investing in securities which generally results in a portfolio with lower than market valuations and better than average fundamental characteristics.

The Advisor’s Process — Selling Portfolio Securities.  The Advisor regularly monitors the companies in the Fund’s portfolio to determine if there have been any fundamental changes in the companies.  The Advisor may sell a stock or reduce its position if:

•	It has reached its target price;

•	Its present reward to risk ratio is unattractive;

Additional Information about the Funds’ Principal Investment Strategies

•	A more attractively priced security is found, or;

•	The company’s fundamentals deteriorate in a material, long-term manner.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:

•	Are willing to tolerate significant changes in the value of your investment

•	Are pursuing a long-term investment goal

•	Are willing to accept risk of market value fluctuation in the short-term.

The Fund may not be appropriate for you if you:

•	Want an investment that pursues market trends or focuses only on particular sectors or industries

•	Need regular income or stability of principal

•	Are pursuing a short-term investment goal or investing emergency reserves.

Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory Flexible Value Fund

Principal Investment Strategies
The Brown Advisory Flexible Value Fund seeks to achieve long-term growth of capital.  The Fund’s investment objective is not fundamental and may be changed by the Fund’s Board of Trustees without shareholder approval.  Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities (“80% Policy”).  While the Advisor may purchase securities of companies of various market capitalizations, the focus is on larger companies.  Medium and large market capitalization companies are, according to the Advisor, those companies with market capitalizations generally greater than $2 billion at the time of purchase.  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.

Potential investment opportunities are evaluated from a number of perspectives in an effort to select those that offer the most attractive return prospects.  The Advisor’s approach also attempts to take advantage of the market’s short-term volatility, which may provide buying opportunities in stocks of companies that appear to have attractive long-term potential.

With respect to 20% of its assets, the Fund may also invest in (1) investment grade and non-investment grade debt securities, including with respect to 10% of its assets, non-investment grade securities rated BB (or lower)/Ba (or lower) (“junk bonds”), by Standard & Poor’s (“S&P”) or Moody’s Investor Services (“Moody’s”), respectively, or (2) unrated debt securities determined to be of comparable quality by the Advisor.

The Advisor’s Process — Purchasing Portfolio Securities.  The Advisor uses a research-intensive security selection process.  Many characteristics of the underlying company are analyzed prior to purchasing its security in the Fund’s portfolio.  These include:
•	A company’s market position;
•	Its current and potential financial strength;
•	Its earnings and free cash flow; and
•	The effectiveness of its management team.

The Advisor constructs its portfolio one security at a time in seeking those with the best long-term potential, and may express its conviction in its favorite holdings through increased weightings.  The Advisor does not limit its investments to securities of a particular market cap range but the focus is generally on larger companies.

The Advisor’s Process — Selling Portfolio Securities.  The Advisor regularly monitors companies in the Fund’s portfolio to determine if their stock price and future prospects continue to appear attractive or if they are beginning to show signs of deterioration.  The Advisor may sell a security or reduce its position if:

•	The security has reached a price whereby its risk/reward characteristics are not as favorable;

•	A company’s fundamentals are deteriorating to the point where the original investment thesis for owning the stock is no longer intact; or

•	A better opportunity has been identified.

Additional Information about the Funds’ Principal Investment Strategies

Under normal circumstances, the Advisor is a long-term investor with holding periods for securities of one to five years, therefore on average, the annual portfolio turnover is not expected to be high.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:

•	Are willing to tolerate significant changes in the value of your investment

•	Are pursuing a long-term investment goal

•	Are willing to accept risk of market value fluctuation in the short-term.

The Fund may not be appropriate for you if you:

•	Want an investment that pursues market trends or focuses only on particular sectors or industries

•	Need regular income or stability of principal

•	Are pursuing a short-term investment goal.

Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory Small-Cap Growth Fund

Principal Investment Strategies
The Fund seeks to achieve capital appreciation by primarily investing in equity securities.  The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small domestic companies (“80% Policy”).  The Fund seeks to invest primarily in small companies with above average growth prospects.  Small companies, according to the Advisor, are companies whose market capitalizations are generally less than $4 billion at the time of purchase (“Market Capitalization Range”).  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.

The Advisor’s Process — Purchasing Portfolio Securities.  The Advisor begins by identifying a universe of small growth companies within the Market Capitalization Range.  From these companies, the Advisor uses research and other sources of information to select those companies it believes have the potential to grow earnings at an above average rate annually.  The Advisor then performs an in-depth analysis of the companies’ fundamentals to identify those that have:

•
Substantial business opportunities relative to their operating history and size.  These opportunities may arise from addressing large and fragmented markets or markets that are growing at rapid rates.  In addition, the company’s ability to innovate may help create new markets for its products or services;

•	Proprietary products, services or distribution systems that provide the company with a competitive edge;

•	Management that demonstrates a “growth mentality” and a plan that the Advisor can understand, monitor and evaluate; or

•	Attractively priced stocks compared to their growth potential.

The Advisor’s Process — Selling Portfolio Securities.  The Advisor regularly monitors the companies in the Fund’s portfolio to determine if there have been any fundamental changes in the companies.  The Advisor may sell a security or reduce its position if it believes:

•	The security subsequently fails to meet initial investment criteria;

•	A more attractively priced stock is found; or

•	The security becomes overvalued relative to the long-term expectation.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:

•	Are willing to tolerate significant changes in the value of your investment

Additional Information about the Funds’ Principal Investment Strategies

•	Are pursuing a long-term investment goal

•	Are willing to accept risk of market value fluctuation in the short-term.

The Fund may not be appropriate for you if you:

•	Want an investment that pursues market trends or focuses only on particular sectors or industries

•	Need regular income or stability of principal

•	Are pursuing a short-term investment goal or investing emergency reserves.

Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory Small-Cap Fundamental Value Fund

Principal Investment Strategies
The Fund seeks to achieve long-term capital appreciation.  Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities of small capitalization companies (“80% Policy”).  Small companies, according to The Advisor, are companies whose market capitalizations are generally less than $4 billion at the time of purchase.  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% policy.

The Advisor may invest up to 15% of its assets in foreign equity securities, including in emerging markets.  With respect to 20% of its assets, the Fund may also invest in foreign or domestic debt securities, including distressed debt securities (limited to 5% or less of its assets).  Debt securities in which the Fund may invest may be rated by a Nationally Recognized Statistical Rating Agency or may be unrated and judged by the Advisor to be of comparable quality.  The Fund may engage in options, futures contracts and options on futures to seek to achieve the Fund’s investment objective, manage the portfolio, mitigate risks, hedge risks, equitize cash or to enhance total return.

The Advisor’s Process.  The Advisor seeks investment opportunities in companies with valuations whose market prices are selling at a discount to their estimated intrinsic business values.  The Advisor’s valuation discipline attempts to estimate the range of a company’s business value by considering past, current or future earnings, cash flows, book value, sales or growth rates relative to the company’s history, industry, or the broader market.  The Advisor seeks to find companies that are:
•	Out-of-favor;
•	Over-looked;
•	Under-followed in the market; and
•	Often trade at price levels which do not reflect the Advisor’s assessment of their fundamental economic value.

If a valuation analysis indicates that a company is priced at an appropriate discount to its long-term earnings potential, the Fund may also invest in cyclical companies or companies that experienced a temporary setback.

The Fund may also invest in securities whose prices are low relative to their asset valuation or private market valuation.  These may include companies that the Advisor believes are:
•	Extremely oversold or neglected due to adverse events or complex capital structures;
•	Mired in company-specific or industry-related turnarounds;
•	Undergoing financial or operational restructuring, including spin-offs, reorganizations, liquidations, mergers and acquisitions;
•	In possession of hidden value in the form of assets on their balance sheets that are underappreciated by the market.

The Advisor seeks catalysts or inflection points that may unlock shareholder value by narrowing the gap between current market price and underlying business value.  Examples of catalysts or inflection points include:
•	Changes in regulation, management, or business mix;
•	Industry consolidation;
•	Cost reduction initiatives;
•	Acquisition or merger activity;

Additional Information about the Funds’ Principal Investment Strategies

•	New products or investments;
•	Share repurchases;
•	Asset sales; or
•	Cyclical recoveries.

The Advisor seeks a measure of downside protection for the Fund by purchasing investments for the Fund’s portfolio whose risk-reward relationship meets certain criteria established by the Advisor.  More specifically, the Advisor estimates a reasonable worst case low price for each security and rejects those that have unacceptable spreads between that price and the company’s current stock price.

The Advisor’s Process — Purchasing Portfolio Securities.  The Advisor performs an in-depth qualitative and quantitative analysis to distinguish companies that the Advisor believes may exhibit some of the following characteristics:

•	Free cash flow providing flexibility for growth and/or return of shareholder value;

•	High and/or increasing returns on capital;

•	Hidden asset value or operations unrecognized by the market;

•	Sustainable and/or expanding profitability;

•	Market leadership and/or market share growth potential;

•	Financial stability, including strong balance sheet and modest use of debt;

•	Effective management team sensitive to shareholder interests;

•	Sound business strategy and competitive advantages;

•	Franchise value defensible by proprietary products, differentiated services or systems, customer captivity, lowest-cost production, or identifiable brands;

•	Product cycles, pricing flexibility, rational investment or new product development, and segment or geographic mix that supports stability and growth; or

•	Attractive valuation.

Advisor’s Process — Selling Portfolio Securities.  The Advisor regularly monitors the companies in the Fund’s portfolio to determine if there have been any material changes in the companies.  The Advisor may sell a security or reduce its position if:

•	The security has reached its target price level and reward to risk ratio is unattractive;

•	The security is no longer valued at a discount to its intrinsic economic value, or is overvalued relative to market expectations;

•	The company’s fundamentals change in a material, long-term manner, fail to meet investment criteria, or are no longer reliable in estimating the underlying business value;

•	Unrealized catalysts or management inability to enhance shareholder value result in “value trap;”

•	A more attractively valued alternative, either existing holding or new investment, offers greater reward to risk potential;

•	The security becomes too large of a position size; or

•	Any other factors may contribute to under-performance.

Additional Information about the Funds’ Principal Investment Strategies

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:

•	Are willing to tolerate significant changes in the value of your investment

•	Are pursuing a long-term investment goal

•	Are willing to accept risk of market value fluctuation in the short-term.

The Fund may not be appropriate for you if you:

•	Want an investment that pursues market trends or focuses only on particular sectors or industries

•	Need regular income or stability of principal

•	Are pursuing a short-term investment goal or investing emergency reserves.

Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory Opportunity Fund

Principal Investment Strategies
The Fund seeks to achieve long-term capital appreciation.  Under normal conditions, the Fund seeks to achieve the Fund’s investment objective by investing primarily in a diversified portfolio of equity securities and may incorporate either a growth or value investment approach to security selection and invest in companies regardless of market capitalization.

The Advisor’s Process — Purchasing Portfolio Securities.  The Advisor starts by using in-house research and other sources to identify a universe of high quality companies across a range of industries. These are businesses that the Advisor believes have:

•	Significant market opportunities (both in terms of magnitude and duration) where the companies are leaders or potential leaders in their respective markets;

•	Proprietary products and services, new product development and product cycle leadership that sustains a strong brand franchise; or

•	A strong management team that is proactive, consistently executes effectively and anticipates and adapts to change.

The Advisor then uses a variety of valuation techniques including analyses of price/earnings ratios, price/sales ratios and price/cash flow ratios to identify those companies whose securities are attractively valued relative to the market, their peer groups and their growth opportunity.  Valuation techniques also permit the Advisor to mitigate the potential downside risk of an investment candidate by demonstrating the difference in the estimated value of a company’s stock and its current market price.

The Advisor’s Process — Selling Portfolio Securities.  The Advisor regularly monitors the companies in the Fund’s portfolio to determine if there have been any fundamental changes in the companies.  The Advisor may sell a stock or reduce its position if it believes:

•	The security subsequently fails to meet initial investment criteria;

•	A more attractively priced security is found; or

•	The stock becomes overvalued relative to the long-term expectation.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:

•	Are willing to tolerate significant changes in the value of your investment

•	Are pursuing a long-term investment goal

•	Are willing to accept risk of market value fluctuation in the short-term.

Additional Information about the Funds’ Principal Investment Strategies

The Fund may not be appropriate for you if you:

•	Want an investment that pursues market trends or focuses only on particular sectors or industries

•	Need regular income or stability of principal

•	Are pursuing a short-term investment goal or investing emergency reserves.

Additional Information about the Funds’ Principal Investment Strategies

Brown Advisory Maryland Bond Fund

Principal Investment Strategies
The Fund seeks to provide a high level of current income exempt from both Federal and Maryland State income taxes without undue risk.  Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in Maryland bonds, including bonds issued on behalf of the State of Maryland, its local governments and public financing authorities (“80% Policy”).  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.  The Fund may also invest in municipal securities issued by other states, U.S. territories, and possessions, U.S. Government securities, general obligation securities and revenue securities, including private activity bonds.  The Fund is non-diversified which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers.  Generally, the average weighted maturity of the Fund’s portfolio securities will be between 4 and 10 years.  Normally, the Fund will invest at least 80% of the Fund’s total assets in securities the interest of which is exempt from Federal and Maryland State income taxes, although such interest from the Fund’s investments may be subject to the Federal alternative minimum tax (“AMT”).  Municipal securities include municipal bonds, notes, and leases.  Municipal leases are securities that permit government issuers to acquire property and equipment without the security being subject to constitutional and statutory requirements for the issuance of long-term fixed income securities.

The Advisor’s Process — Purchasing Portfolio Securities.  The Advisor regularly monitors economic factors such as interest rate outlook and technical factors such as the shape of the yield curve in combination with the stated objective of the Fund to determine an appropriate maturity profile for the Fund’s investment portfolio.  The Advisor then principally searches for securities that satisfy the maturity profile of the Fund and that provide the greatest potential return relative to the risk of the security.

The Advisor’s Process — Selling Portfolio Securities.  The Advisor may sell a fixed income security or reduce its position if:

•	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;

•	The security subsequently fails to meet the Advisor’s investment criteria;

•	A more attractive security is found or funds are needed for another purpose; or

•	The Advisor believes that the security has reached its appreciation potential.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:

•	Are a Maryland resident

•	Are an income-oriented investor in a high tax bracket and desire tax-exempt income

Additional Information about the Funds’ Principal Investment Strategies

•	Seek income and more price stability than stocks offer

•	Are pursuing a long-term investment goal.

The Fund may not be appropriate for you if you:

•	Are not a Maryland resident

•	Are pursuing a short-term investment goal or are investing emergency reserves

•	Are investing funds in a tax-deferred or tax-exempt account (such as an IRA)

•	Do not desire tax-exempt income.

Additional Information about the Funds’ Principal Investment Strategies
Brown Advisory Intermediate Income Fund

Principal Investment Strategies
The Fund seeks to provide a high level of current income consistent with preservation of principal within an intermediate-term maturity structure.  Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in fixed income securities such as U.S. Government securities, corporate fixed income securities, mortgage-backed and asset-backed securities (“80% Policy”).  The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.

Portfolio Maturity.  The Fund invests in fixed income securities that primarily have a maturity that is between 1 and 10 years.  Under normal circumstances, the Fund’s portfolio will have an average dollar weighted maturity between 3 and 10 years (“Maturity Policy”).  The Fund must provide shareholders with 60 days’ prior written notice if it changes the limitations associated with its Maturity Policy.  The stated average maturity of the Fund may be different from the weighted average maturity due to several factors including prepayment patterns as well as call and put features of the fixed income securities held by the Fund.

The Fund also expects to have an average duration of 2 to 5 years.  Duration is a measurement of interest rate sensitivity. For example, if interest rates increase by 1%, under the Fund’s duration policy, the value of the Fund may decrease between 2% to 5%.

Portfolio Securities Credit Ratings.  The Fund may invest in a fixed income security, if at the time of its purchase, the fixed income security is rated in the top four rating categories of an NRSRO or is unrated and deemed to be of comparable quality by the Advisor.

The Advisor’s Process — Purchasing Portfolio Securities.  The Advisor determines the appropriate degree of interest rate risk (duration) and maturity structure (yield curve positioning) for the portfolio.  This is based on its analysis of economic factors such as the interest rate outlook and technical factors such as the shape of the yield curve.  The Advisor then determines the relative and absolute attractiveness of each of the following — corporate securities, mortgage-backed securities, asset-backed securities, Treasury securities and agency securities.  Finally, it searches for securities, which meet the maturity and duration needs of the Fund’s portfolio.

The Advisor’s Process — Selling Portfolio Securities.  The Advisor may sell a fixed income security or reduce its position if:

•	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;

•	The security subsequently fails to meet the investment criteria;

•	A more attractive security is found or funds are needed for another purpose; or

•	The Advisor believes that the security has reached its appreciation potential.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Additional Information about the Funds’ Principal Investment Strategies

Who May Want to Invest in the Fund
The Fund may be appropriate for you if you:

•	Seek income

•	Seek capital preservation

•	Are pursuing a long-term investment goal

•	Are willing to accept the risks of investing in fixed income securities.

The Fund may not be appropriate for you if you:

•	Are pursuing a short-term investment goal or are investing emergency reserves

•	Are seeking capital appreciation

•	Can not tolerate fluctuation in the value of your investments.

Table of Investment Terms

Set forth below are terms specific to certain of the Funds’ principal investments.  These terms are further explained on the next page.

	Brown Advisory Growth Equity Fund	Brown Advisory Value Equity Fund	Brown Advisory Flexible Value Fund	Brown Advisory Small-Cap Growth Fund	Brown Advisory Small-Cap Fundamental Value Fund	Brown Advisory Opportunity Fund	Brown Advisory Maryland Bond Fund	Brown Advisory Intermediate Income Fund
Equity Security(1)	✓	✓	✓	✓	✓	✓
Convertible Security(2)	✓	✓	✓	✓	✓	✓
ADRs(3)	✓	✓	✓	✓	✓	✓
REITs(4)	✓	✓	✓	✓	✓	✓
ETFs(5)	✓	✓	✓	✓	✓	✓
Market Capitalization(6)	✓	✓	✓	✓	✓	✓
Company Fundamentals(7)	✓	✓		✓
Price/Earnings Ratio(8)	✓					✓
Price/Sales Ratio(9)	✓					✓
Price/Cash Flow Ratio(10)	✓					✓
Debt/Fixed Income Securities(11)			✓		✓		✓	✓
Emerging or Developing Markets(12)	✓
Bond(13)							✓	✓
Investment Grade Security(14)							✓
Municipal Security(15)							✓
NRSRO(16)							✓	✓
U.S. Government Security(17)							✓	✓
Note(18)							✓
Maturity(19)							✓	✓
Mortgage-Backed Security(20)								✓
Asset-Backed Security(21)								✓
Yield Curve(22)								✓
Stated Average Maturity(23)								✓
Weighted Average Maturity(24)							✓	✓

Table of Investment Terms

(1)
Equity Security means an equity or ownership interest in a company including common and preferred stock, warrants and securities convertible into common and preferred stock, listed American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) exchange traded funds (“ETFs”) and private placements in these types of securities.

(2)
Convertible Securities are bonds, debentures, notes, preferred stock, rights, warrants or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or cash within a particular period of time at a specified price or formula.

(3)	ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets.

(4)	REITs are companies that pool investor funds to invest primarily in income producing real estate or real estate related loans or interests.

(5)	ETFs are types of mutual funds that trade like stocks on an exchange. ETFs are usually constructed to track an index, a commodity, or a basket of assets like an index fund..

(6)	Market Capitalization means the value of a company’s common stock in the stock market.

(7)
Company Fundamentals means factors reflective of a company’s financial condition including balance sheets and income statements, asset history, earnings history, product or service development and management productivity.

(8)	Price/Earnings Ratio means the price of a stock divided by the company’s earnings per share.

(9)	Price/Sales Ratio means the amount an investor is willing to pay for a dollar of revenue.

(10)	Price/Cash Flow Ratio means the price of a stock divided by free cash flow per share.

(11)
Debt/Fixed Income Securities means a security, such as a bond or note, that obligates the issuer to pay the security owner a specific sum of money (interest) at set intervals as well as to repay the principal amount of the security at its maturity.

(12)
Emerging or Developing Markets means generally countries other than Canada, the United States or those countries included in the Morgan Stanley Capital International EAFE Index (“MSCI EAFE”). Currently, the countries included in the EAFE Index are Australia, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

(13)	Bond means a fixed income security with a long-term maturity, usually 5 years or longer.

(14)
Investment Grade Security means a fixed income security rated in one of the four highest long-term or two short-term ratings categories by an NRSRO or unrated and determined to be of comparable quality by the Fund’s Advisor at the time of purchase.

(15)	Municipal Security means a fixed income security issued by or on behalf of a state, its local governments and public financing authorities, and by U.S. territories and possessions.

(16)	NRSRO means a “nationally recognized statistical rating organization,” such as Standard & Poor’s, that rates fixed income securities by relative credit risk.

(17)	U.S. Government Security means a fixed income security issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Table of Investment Terms

(18)	Note means a fixed income security with a short-term maturity, usually less than 1 year.

(19)	Maturity means the date on which a fixed income security is (or may be) due and payable.

(20)	Mortgage-Backed Security means a fixed income security representing an interest in a pool of underlying mortgage loans.

(21)	Asset-Backed Security means a fixed income security representing an interest in an underlying pool of assets such as automobile loans or credit card receivables.

(22)	Yield Curve means a graph that plots the yield of all fixed income securities of similar quality against the securities’ maturities.

(23)	Stated Average Maturity means the dollar weighted maturity of the portfolio without consideration for potential changes in cash flows of the portfolio’s securities.

(24)
Weighted Average Maturity refers to the dollar weighted average maturity of the portfolio, accounting for potential changes in cash flows of the portfolio’s securities due to prepayments on mortgage backed and asset backed securities, puts and calls, and other foreseen changes to stated cash flows.

Principal Risks

An investment in a Fund is subject to one or more of the principal risks identified in the following table.  The identified principal risks are discussed in more detail in the disclosure that immediately follows the table.

	Brown Advisory Growth Equity Fund	Brown Advisory Value Equity Fund	Brown Advisory Flexible Value Fund	Brown Advisory Small- Cap Growth Fund	Brown Advisory Small-Cap Fundamental Value Fund	Brown Advisory Opportunity Fund	Brown Advisory Maryland Bond Fund	Brown Advisory Intermediate Income Fund
ADR Risk	✓	✓		✓
Convertible Securities Risk	✓	✓	✓	✓	✓	✓
Credit Risk							✓	✓
Debt/Fixed Income Securities Risk			✓		✓		✓	✓
Derivatives Risk					✓
Equity and General Market Risk	✓	✓	✓	✓	✓	✓
ETF Risk	✓	✓	✓	✓	✓	✓
Foreign Securities/ Emerging Markets Risk			✓		✓	✓
Growth Company Risk	✓			✓		✓
Interest Rate Risk;							✓	✓
Liquidity Risk							✓	✓
Management Risk	✓	✓	✓	✓	✓	✓	✓	✓
Maryland Bonds and Municipal Securities Risk							✓
Medium Capitalization Company Risk	✓	✓	✓			✓
Mortgage- and Asset-Backed Securities Risk								✓
Non-Diversification Risk							✓
Non-Investment Grade Securities Risk			✓		✓
Portfolio Turnover Risk						✓
Prepayment/Extension Risk								✓
Private Placement Risk	✓	✓	✓	✓	✓	✓
REIT and Real Estate Risk	✓	✓	✓	✓	✓	✓
Smaller Company Risk			✓	✓	✓	✓
Value Company Risk		✓	✓		✓	✓

Principal Risks

As with all mutual funds, there is the risk that you could lose all or a portion of your investment in a Fund.  An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  There is no assurance that a Fund will achieve its investment objective, and an investment in a Fund is not by itself a complete or balanced investment program.  The following provides additional information regarding the principal risks that could affect the value of your investment:

Convertible Securities Risk
A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or cash within a particular period of time at a specified price or formula.  A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Before conversion, convertible securities generally have characteristics similar to both debt and equity securities.  Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers.  Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible proportionate securities.

Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.  A Fund’s investments in convertible securities may subject the Fund to the risks that prevailing interest rates, issuer credit quality and any call provisions may affect the value of the Fund’s convertible securities.  Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time.  Rights typically have a substantially shorter term than do warrants.  Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company.  Rights and warrants may lack a secondary market.

Credit Risk
If a Fund invests in fixed income securities, the value of your investment in the Fund may change in response to the credit ratings of that Fund’s portfolio securities.  The degree of risk for a particular security may be reflected in its credit rating.  Generally, investment risk and price volatility increase as a security’s credit rating declines.  The financial condition of an issuer of a fixed income security held by a Fund may cause it to default or become unable to pay interest or principal due on the security.  A Fund cannot collect interest and principal payments on a fixed income security if the issuer defaults.  Investments in fixed income securities that are issued by U.S. Government sponsored entities such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Association, and the Federal Home Loan Banks involve credit risk as they are not backed by the full faith and credit of the U.S. Government.

Debt/Fixed Income Securities Risk
The value of your investment in a Fund may change in response to changes in interest rates.  An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund invests.  The longer the duration of a debt security, the more its value typically falls in response to an increase in interest rates.  The value of your investment in a Fund may change in response to the credit ratings of the Fund’s portfolio of debt securities.  The degree of risk for a particular security may be reflected in its credit rating.  Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a debt security held by a Fund may cause it to default or become unable to pay interest or principal due on the security.  A Fund cannot collect interest and principal payments on a debt security if the issuer defaults.  Prepayment and extension risks may occur when interest rates decline and issuers of debt securities experience acceleration in prepayments.  The acceleration can shorten the maturity of the debt security and force the Fund to invest in securities with lower interest rates, reducing the Fund’s return.  Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of the debt security and causing the value of the security to decline.  Distressed debt securities involve greater risk of default or downgrade and are more volatile than investment grade securities.  Distressed debt securities may also be less liquid than higher quality debt securities.

Principal Risks

Derivatives Risk
Derivatives are financial instruments that have a value which depends upon, or derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies.  Derivatives may result in investment exposures that are greater than their cost would suggest; in other words, a small investment in a derivative may have a large impact on a Fund’s performance.  The successful use of derivatives generally depends on the manager’s ability to predict market movements.

A Fund may use derivatives in various ways.  A Fund may use derivatives as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes; under such circumstances, the derivatives may have economic characteristics similar to those of the reference asset, and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics.  A Fund may use derivatives to hedge (or reduce) its exposure to a portfolio asset or risk.  A Fund may use derivatives for leverage.  A Fund may also use derivatives to manage cash.

Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, credit risk and general market risks.  A Fund’s use of derivatives may entail risks greater than, or possibly different from, such risks and other Principal Risks to which the Fund is exposed, as described below.  Certain of the different risks to which a Fund might be exposed due to its use of derivatives include the following:

Hedging Risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they also may offset gains.

Correlation Risk is the risk that derivative instruments may be mispriced or improperly valued and that changes in the value of the derivatives may not correlate perfectly with the underlying asset or security.

Volatility Risk is the risk that, because a Fund may use some derivates that involve economic leverage, this economic leverage will increase the volatility of the derivative instruments as they may increase or decrease in value more quickly than the underlying currency, security, interest rate or other economic variable.

Credit Derivatives Risk is the risk associated with the use of derivatives, which are highly specialized activity that involves strategies and risks different from those with ordinary portfolio security transactions.  If the Advisor is incorrect in its forecast of default risks, market spreads or other applicable factors, a Fund’s investment performance would diminish compared with what it would have been if these techniques were not used.  Moreover, even if the Advisor is correct in its forecast, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged.  A Fund’s risk of loss in a credit derivative transaction varies with the form of the transaction.

Principal Risks

Segregation Risk is the risk associated with any requirement, which may be imposed on a Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives.  Such segregation will not limit a Fund’s exposure to loss, and the Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets.

Equity and General Market Risk

A Fund’s investments in equity securities may subject the Fund to volatility and the following risks:

•	Prices of stock may fall over short or extended periods of time

•	Cyclical movements of the equity market may cause the value of the Fund’s securities to fluctuate drastically from day to day

•	Individual companies may report poor results or be negatively affected by industry and or economic trends and developments.

In general, stock values are affected by activities specific to the company as well as general market, economic and political conditions.  The net asset value (“NAV”) of a Fund and investment return will fluctuate based upon changes in the value of its portfolio securities.  The market value of securities in which a Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value.  Other general market risks include:

•	The market may not recognize what the Advisor believes to be the true value or growth potential of the stocks held by a Fund

•	The earnings of the companies in which a Fund invests will not continue to grow at expected rates, thus causing the price of the underlying stocks to decline

•
The smaller a company’s market capitalization, the greater the potential for price fluctuations and volatility of its stock due to lower trading volume for the stock, less publicly available information about the company and less liquidity in the market for the stock.  The potential for price fluctuations in the stock of a medium capitalization company may be greater than that of a large capitalization company

•	The Advisor’s judgment as to the growth potential or value of a stock may prove to be wrong
•	A decline in investor demand for the stocks held by a Fund also may adversely affect the value of the securities.

ETF Risk
Investments in ETFs (which may, in turn, invest in equities, bonds, and other financial vehicles ) may involve duplication of certain fees and expenses.  By investing in an ETF, a Fund becomes a shareholder of that ETF.  As a result, Fund shareholders indirectly bear their proportionate share of the ETF’s fees and expenses which are paid by the Fund as a shareholder of the ETF.  These fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.  If the ETF fails to achieve its investment objective, the Fund’s investment in the ETF may adversely affect the Fund’s performance.  In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, (1) the Fund may acquire ETF shares at a discount or premium to their NAV and (2) ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.  Finally, because the value of ETF shares depends on the demand in the market, the Advisor may not be able to liquidate a Fund’s holdings at the most optimal time, adversely affecting the Fund’s performance.

Principal Risks

Foreign Securities/Emerging Market Risk

If a Fund invests in foreign securities and ADRs, an investment in that Fund may have the following additional risks:

•	Foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets

•
Changes in foreign tax laws, exchange controls, investment regulations and policies on nationalization and expropriation as well as political instability may affect the operations of foreign companies and the value of their securities

•
Fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of the Fund’s investments in foreign securities, which are denominated or quoted in currencies other than the U.S. dollar

•
Foreign securities and their issuers are not subject to the same degree of regulation as U.S. issuers regarding information disclosure, insider trading and market manipulation.  There may be less publicly available information on foreign companies and foreign companies may not be subject to uniform accounting, auditing, and financial standards as are U.S. companies

•	Foreign securities registration, custody and settlements may be subject to delays or other operational and administrative problems

•	Certain foreign brokerage commissions and custody fees may be higher than those in the United States

•
Dividends payable on the foreign securities contained in the Fund’s portfolio may be subject to foreign withholding taxes, thus reducing the income available for distribution to the Fund’ shareholders.

•	Prices for stock or ADRs may fall over short or extended periods of time

If a Fund invests in emerging markets, an investment in that Fund may have the following additional risks:

•	Information about the companies in emerging markets is not always readily available

•	Stocks of companies traded in emerging markets may be less liquid and the prices of these stocks may be more volatile than the prices of the stocks in more established markets

•	Greater political and economic uncertainties exist in emerging markets than in developed foreign markets

•
The securities markets and legal systems in emerging markets may not be well developed and may not provide the protections and advantages of the markets and systems available in more developed countries

•	Very high inflation rates may exist in emerging markets and could negatively impact a country’s economy and securities markets

Principal Risks

•	Emerging markets may impose restrictions on the Fund’s ability to repatriate investment income or capital and thus, may adversely affect the operations of the Fund

•	Certain emerging markets impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar

•
Governments of some emerging markets exercise substantial influence over the private sector and may own or control many companies.  As such, governmental actions could have a significant effect on economic conditions in emerging markets, which, in turn, could affect the value of the Fund’s investments

•	Emerging markets may be subject to less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies.

ADR investments may subject a Fund to the same risks as direct investments in foreign companies.

For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries.  The less developed the country, the greater affect these risks may have on your investment in a Fund, and as a result, an investment in that Fund may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Growth Company Risk
An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty.  Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Interest Rate Risk
If a Fund invests in fixed income securities, the value of your investment in that Fund may change in response to changes in interest rates.  An increase in interest rates typically causes a fall in the value of the securities in which a Fund invests.  The longer the duration of a fixed income security, the more its value typically falls in response to an increase in interest rates.

Liquidity Risk
Certain fixed income securities held by a Fund may be difficult (or impossible) to sell at the time and at the price the Advisor would like.  As a result, a Fund may have to hold these securities longer than it would like and may forego other investment opportunities.  There is the possibility that a Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Management Risk
The Fund is actively managed and its performance may reflect the Advisor’s ability to make decisions which are suited to achieving a Fund’s investment objectives.  Due to its active management, a Fund could under perform other mutual funds with similar investment objectives.

Maryland Bonds and Municipal Securities Risk
If a Fund invests in Maryland fixed income securities, economic or political factors in Maryland may adversely affect issuers of the Maryland municipal securities in which that Fund invests.  Adverse economic or political factors will affect a Fund’s NAV more than if that Fund invested in more geographically diverse investments.  As a result, the value of a Fund's assets may fluctuate more widely than the value of shares of a fund investing in securities relating to a number of different states.

Principal Risks

In addition to the state’s general obligations, a Fund will invest a significant portion of its assets in bonds that are rated according to the issuer’s individual creditworthiness, such as bonds of local governments and public authorities.  While local governments in Maryland depend principally on their own revenue sources, they could experience budget shortfalls due to cutbacks in state aid.  Certain Fund holdings may not rely on any government for money to service their debt.  Bonds issued by governmental authorities may depend wholly on revenues generated by the project they financed or on other dedicated revenue streams.  The credit quality of these “revenue” bonds may vary from that of the state’s general obligations.

The following is a summary of the NRSRO ratings for Maryland municipal securities.  Maryland general obligation bonds were rated Aaa by Moody’s Investor Services as of July 14, 2011 and AAA by Standard & Poor’s as of July 13, 2011.  There can be no assurance that Maryland general obligation bonds or the securities of any Maryland political subdivision, authority or corporation owned by a Fund will be rated in any category or will not be downgraded by an NRSRO.  Further information concerning the State of Maryland is contained in the SAI.

Medium Capitalization Company Risk
Medium Capitalization company stocks may have greater fluctuations in price than the stocks of large companies.  Further, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.  Medium Capitalization companies may have limited product lines or resources and may be dependent upon a particular market niche.

Non-Diversification Risk
If a Fund is “non-diversified,” its investments are not required to meet certain diversification requirements under Federal law. A “non-diversified” Fund is permitted to invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Thus, the Fund may have fewer holdings than other funds. As a result, a decline in the value of those investments would cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Non-Investment Grade Securities Risk
Securities rated below investment grade, i.e., BA or BB and lower (“junk bonds”), are subject to greater risks of loss of your money than higher rated securities.  Compared with issuers of investment grade fixed-income securities, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties.

Other Practices/Risks
Each Fund’s portfolio securities may be loaned to brokers, dealers and financial institutions, provided that such loans comply with the collateralization and other requirements of the securities lending agreement, the Fund’s policies and applicable government regulations. The Fund will be responsible for risks associated with the investment of cash collateral, including the risk of a default by the issuer of a security in which cash collateral has been invested. If that occurs, the Fund may incur additional costs in seeking to obtain the collateral or may loss the amount of the collateral investment. The Fund may also lose money if the value of the investments purchased with cash collateral decreases.

Principal Risks

Prepayment/Extension Risk
If a Fund invests in fixed income securities, the Fund may be forced to invest in securities with lower yields and thus reducing its income if issuers prepay certain fixed income securities.  A Fund may be exposed to greater prepayment risk because a Fund invests in mortgage-backed and asset-backed securities.  Issuers may decrease prepayments of principal when interest rates increase, extending the average life and duration of a fixed income security and causing the value of the security to decline.  There is a greater risk that a Fund will lose money due to extension risk because a Fund invests in mortgage-backed and asset-backed securities.

Private Placement Risk
The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with Rule 144A under the 1933 Act.  Privately issued securities are restricted securities that are not publicly traded.  Accordingly, the liquidity of the market for specific privately issued securities may vary.  Delay or difficulty in selling such securities may result in a loss to the Fund.  Privately issued securities that are determined by the Advisor to be “illiquid” are subject to the Fund’s policy of not investing more than 15% of its net assets in illiquid securities.

REIT and Real Estate Risk
A Fund’s investments in REITs may subject the Fund to the following additional risks:

•	Declines in the value of real estate

•	Changes in interest rates

•	Lack of available mortgage funds or other limits on obtaining capital

•	Overbuilding

•	Extended vacancies of properties

•	Increases in property taxes and operating expenses

•	Changes in zoning laws and regulations

•	Casualty or condemnation losses.

•	Tax consequences of the failure of a REIT to comply with tax law requirements.

A Fund will bear a proportionate share of the REIT’s on-going operating fees and expenses, which may include management, operating and administrative expenses in addition to the expenses of the Fund.

Smaller Company Risk

If a Fund invests in smaller companies, an investment in the Fund may have the following additional risks:

•	Analysts and other investors typically follow these companies less actively and therefore information about these companies is not always readily available

•
Securities of many smaller companies are traded in the over-the-counter markets or on a regional securities exchange potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies

Principal Risks

•	Changes in the value of smaller company stocks may not mirror the fluctuation of the general market

•	More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks.

For these and other reasons, the prices of smaller capitalization securities can fluctuate more significantly than the securities of larger companies.  The smaller the company, the greater effect these risks may have on that company’s operations and performance.  As a result, an investment in a Fund may exhibit a higher degree of volatility than the general domestic securities market.

Value Company Risk
Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.  The determination that a stock is undervalued is subjective; the market may not agree, and a stock’s price may not rise to what the investment manager believes is its full value.  If the market does not consider the stock to be undervalued then the value of a Fund’s shares may decline, even if stock prices generally are rising.

Management

Each Fund is a series of Professionally Managed Portfolios (the “Trust”).  The business of the Trust and each Fund is managed under the oversight of the Board of Trustees (the “Board”).  The Board meets periodically to review each Fund’s performance, monitor investment activities and practices, and discuss other matters affecting each Fund.  Additional information regarding the Board, as well as the Trust’s executive officers, may be found in the Funds’ Statement of Additional Information (“SAI”).  Other than the other Brown Advisory Funds and Winslow Green Growth Fund, which are offered in separate prospectuses, the Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and advisory services, nor do they share the same investment advisor with any other series.

The Advisor
Brown Investment Advisory Incorporated.  Each Fund’s Advisor is Brown Investment Advisory Incorporated, 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231.  The Advisor does business under the name of Brown Advisory.  The Advisor is a wholly-owned subsidiary of Brown Investment Advisory & Trust Company, a trust company operating under the laws of Maryland.  Brown Investment Advisory & Trust Company is a wholly-owned subsidiary of Brown Advisory Holdings Incorporated, a holdings company incorporated under the laws of Maryland in 1998.  Prior to 1998, Brown Investment Advisory & Trust Company operated as a subsidiary of Bankers Trust under the name of Alex. Brown Capital Advisory & Trust Company.  The Advisor and its affiliates (“Brown” or the “Advisor”) have provided investment advisory and management services to clients for over 10 years.  The Advisor, along with all affiliated entities, had $21.04 billion of client assets as of September 30, 2011.

The Advisor receives an annual advisory fee from each Fund at an annual rate of each Fund’s average annual daily net assets as indicated below.  For the fiscal year ended June 30, 2011, the Advisor received, after applicable fee waivers, (“Advisory Fee Received”), an advisory fee at an annual rate of each Fund’s average annual daily net assets as follows:

	Annual Advisory Fee	June 30, 2011 Advisory Fee Received
Brown Advisory Growth Equity Fund	0.75%	0.75%
Brown Advisory Value Equity Fund	0.75%	0.75%
Brown Advisory Flexible Value Fund	0.85%	0.68%
Brown Advisory Small-Cap Growth Fund	1.00%	1.00%
Brown Advisory Small-Cap Fundamental Value Fund	1.00%	1.00%
Brown Advisory Opportunity Fund	1.00%	0.72%
Brown Advisory Maryland Bond Fund	0.35%	0.35%
Brown Advisory Intermediate Income Fund	0.35%	0.35%

A discussion summarizing the basis on which the Board most recently approved the Investment Advisory Agreement between the Trust and the Advisor is included in the Funds’ annual report dated June 30, 2011.

Subject to the general oversight of the Board, the Advisor is directly responsible for making the investment decisions for the Funds.

Management – Portfolio Managers

Portfolio Managers
Brown Advisory Growth Equity Fund. An investment team has managed the Fund’s portfolio since its inception in 1999.  Mr. Kenneth M. Stuzin is the team’s Chairman.  He works with the team on developing and executing the Fund’s investment program and retains decision-making authority over the day-to-day management of the Fund’s assets:

Kenneth M. Stuzin, CFA has been the Portfolio Manager for the Fund since 1999 and retains decision-making authority over the day-to-day management of the Fund’s assets.  Mr. Stuzin has been a member of Brown’s senior management since 1998, Vice Chairman of Brown’s Large-Cap Growth Equity Team from 1996 to 2008, and Chairman of the Large-Cap Growth Equity Team since February 2008.  Mr. Stuzin has also served as the Vice Chairman of the Fund’s investment committee since the Fund’s inception.  Prior to joining Brown in 1996, Mr. Stuzin was a Vice President and Portfolio Manager at J.P. Morgan Investment Management in Los Angeles, where he was a U.S. Large-Cap Portfolio Manager.  Prior to that, he was a quantitative portfolio strategist in New York, advising clients on capital markets issues and strategic asset allocation decisions.  Mr. Stuzin received his B.A. and M.B.A. from Columbia University in 1986 and 1993, respectively.

Brown Advisory Value Equity Fund.  An investment team has managed the Fund’s portfolio since its inception in 2003.  Mr. Richard M. Bernstein has been the team’s Chairman since the Fund’s inception in 2003.  He works with the team on developing and executing the Fund’s investment program and retains decision-making authority over the day-to-day management of the Fund’s assets:

Richard M. Bernstein, CFA has been a Portfolio Manager for the Fund since 2000 and retains decision-making authority over the day-to-day management of the Fund’s assets.  Mr. Bernstein has been a member of Brown Advisory’s senior management since 1998 and Chairman of Brown Advisory’s Large-Cap Value Equity Team since 1998.  Prior to joining Brown Advisory in 1993, Mr. Bernstein was Vice President and Director of Research at Mercantile-Safe Deposit & Trust Company where he was responsible for equity fund management and research.  He is past president of the Baltimore Security Analysts Society.  He received a B.A. and M.A. from The Johns Hopkins University in 1979 and 1983, respectively.

Doron S. Eisenberg, CFA has been an Equity Research Analyst at Brown researching investment opportunities in the technology sector for Brown's growth and value strategies since 2002.  He is a contributing research analyst for the Fund.  Prior to joining Brown in 2002, he worked in New York as an Equity Analyst at Carret & Company during business school, and as an Engineering Project Analyst at Slattery Skanska, Inc., from 1995 to 2000.  Mr. Eisenberg graduated magna cum laude with a B.S. in Civil Engineering from Tufts University in 1995.  He received his M.B.A. from Columbia Business School in 2002, with a concentration in finance and economics.

Brown Advisory Flexible Value Fund.  Mr. Hutchings Vernon, Mr. Michael Foss and Ms. Nina Yudell share in the responsibility for day-to-day management of the Fund’s portfolio.

R. Hutchings Vernon, CFA joins Ms. Yudell and Mr. Foss in sharing the day-to-day responsibility for co-managing the Fund’s portfolio.  Mr. Vernon was a portfolio manager and/or analyst with Alex Brown Investment Management (“ABIM”), the Fund’s previous investment advisor, for over 15 years and is continuing in the same capacity as a partner at Brown Advisory following the combination of the two firms in July 2008.  Mr. Vernon is also responsible for managing pooled and other separate accounts managed by the Advisor.  Mr. Vernon has been co-managing the Fund since May 2008.  He received a B.A. from the University of Virginia in 1982.

Management – Portfolio Managers

Michael Foss, CFA joins Mr. Vernon and Ms. Yudell in sharing the day-to-day responsibility for co-managing the Fund’s portfolio.  Mr. Foss was a portfolio manager and/or analyst with ABIM for over 5 years and is continuing in the same capacity as a partner at Brown Advisory following the combination of the two firms in July 2008.  Mr. Foss is also responsible for managing separate accounts managed by the Advisor. Mr. Foss has been co-managing the Fund since January 2009.  He received a B.A. from Virginia Tech in 1983 and an M.B.A. from The Wharton School, University of Pennsylvania in 1993.

Nina K. Yudell joins Mr. Vernon and Mr. Foss in sharing the day-to-day responsibility for co-managing the Fund’s portfolio.  Ms. Yudell was a portfolio manager and/or analyst with ABIM for over 16 years and is continuing in the same capacity as a partner at Brown Advisory following the combination of the two firms in July 2008.  Ms. Yudell is also responsible for managing separate accounts managed by the Advisor.  Ms. Yudell has been co-managing the Fund since May 2008.  She received a B.S. from the University of Baltimore in 1981, an M.B.A. from the University of Baltimore in 1982, and an M.S.B. from Johns Hopkins University in 2003.

Brown Advisory Small-Cap Growth Fund.  An investment team has managed the Fund’s portfolio since its inception in 1999.  Mr. Timothy W. Hathaway and Mr. Christopher A. Berrier, the team’s Co-Chairmen since 2005, work with the team on developing and executing the Fund’s investment program and retain equal decision-making authority over the day-to-day management of the Fund’s assets:

Timothy W. Hathaway, CFA has been a member of Brown Advisory’s senior management, Co-Chairman of Brown Advisory’s Small-Cap Equity Team and Co-Chairman of the Fund’s investment team since September 2005.  Prior to 2005 he was a Research Analyst with the Large-Cap Growth Equity Team responsible for the consumer discretionary and energy sectors for ten years.  Mr. Hathaway received his B.A. from Randolph Macon College in 1993 and his M.B.A. from Loyola College in 2001.

Christopher A. Berrier has been a member of Brown Advisory’s senior management, Co-Chairman of Brown Advisory’s Small-Cap Equity Team and Co-Chairman of the Fund’s investment team since September 2005.  Prior to joining Brown Advisory in 2005, Mr. Berrier was a Senior Equity Analyst at T. Rowe Price for five years, covering multiple sectors with a primary focus on small- and mid-capitalization growth companies across several mutual funds.  He received an B.A. in economics from Princeton University in 2000.

Brown Advisory Small-Cap Fundamental Value Fund. Mr. David Schuster is responsible for day-to-day management of the Fund’s portfolio.

J. David Schuster has been the Portfolio Manager for the Brown Advisory Small-Cap Fundamental Value Fund since its inception in 2009 and retains decision-making authority over the day-to-day management of the Fund’s assets.  He has been an Equity Research Analyst at Brown Advisory researching investment opportunities in the financial services sector since May 2008.  Prior to joining Brown Advisory in May 2008, he worked as a Managing Director covering the financial services industry at Citigroup from September 2006 to April 2008.  Prior to joining Citigroup, Mr. Schuster worked as a Managing Director in the financial institutions group at Lazard Freres & Co. since 1998.  Mr. Schuster graduated with a BSBA in Accounting from Georgetown University in 1992.

Management – Portfolio Managers

Another senior member of the Fund’s team includes:

Michael Poggi, CFA has been an Equity Research Analyst working as a generalist for Brown since 2003 and is a contributing analyst for the Fund. Mr. Poggi received his B.S. and B.A. from the University of Richmond in 2003.

Brown Advisory Opportunity Fund.  An investment team has managed the Fund since its inception in December 2005.  Mr. Darryl R. Oliver is the team’s lead manager and works with the team on developing and executing the Fund’s investment program.  Mr. Oliver retains sole decision-making authority over the day-to-day management of the Fund’s assets.

Darryl R. Oliver, CFA has been the Portfolio Manager for the Fund since April 2010, and is a specialist in large cap growth securities.  Previously, he worked with the Large Cap Growth Team at Brown Advisory and as an Equity Research Analyst in Consumer Staples with the Advisor since 2008.  From 2004 to 2008 he served as a Portfolio Manager and Analyst in Real Estate Securities with the Advisor and as an Equities Assistant Portfolio Manager from 1999-2003.  Mr. Oliver graduated with a B.A. from the University of Maryland Baltimore County in 1995 and received an MBA from the University of Maryland in 2002.

Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund.  Mr. Paul D. Corbin and Ms. Monica M. Hausner are the portfolio managers for Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund. While Mr. Corbin and Ms. Hausner share responsibilities for the day-to-day management of each Fund, Mr. Corbin retains final decision making authority with respect to the management of Brown Advisory Intermediate Income Fund while Ms. Hausner retains final decision making authority with respect to Brown Advisory Maryland Bond Fund.

Paul D. Corbin has been a member of Brown Advisory’s senior management since 1998. He is responsible for the day-to-day management of the Brown Advisory Intermediate Income Fund and retains final decision making authority for the Fund.  Since 1991, he has been responsible for fixed income trading with a focus in taxable bonds. Mr. Corbin has over 34 years of investment experience, managing both taxable and non-taxable portfolios and trading with a concentration in taxable bonds. He has been with Brown Advisory and its predecessors since 1991. Prior to joining Brown Advisory, he served as the Senior Vice President in charge of Fixed Income Portfolio Management at First Maryland Asset Management. Mr. Corbin received a B.A. from the University of Virginia in 1974 and a M.B.A. from George Washington University in 1981.

Monica M. Hausner has been a fixed income Portfolio Manager since 1992. She is responsible for the day-to-day management of the Brown Advisory Maryland Bond Fund and retains final decision making authority for the Fund.  She has been responsible for fixed income trading with a focus in tax-exempt bonds since 1997. Ms. Hausner has been with Brown Advisory and its predecessors since 1992 and has managed both cash management funds and separate accounts. Prior to joining Brown Advisory, she was a Vice President at First Maryland Asset Management. She received her B.S. from Towson University in 1983.

The Funds’ SAI provides additional information about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager and each Portfolio Manager’s ownership of securities in a Fund.

Management – Other Service Providers/ Fund Expenses

Other Service Providers
U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) provides certain administration, fund and transfer agency services to each Fund.

Quasar Distributors, LLC (the “Distributor”) serves as each Fund’s Distributor and principal underwriter in connection with the offering of each Fund’s shares.  The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem Fund shares.  The Distributor is an affiliate of the Transfer Agent.

Fund Expenses
In addition to the advisory fees discussed above, each Fund incurs other expenses such as custodian, transfer agency, interest, Acquired Fund Fees and Expenses and other customary Fund expenses.  (Acquired Fund Fees and Expenses are indirect fees that the Fund incurs from investing in the shares of other investment companies.)  The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) to limit Total Annual Fund Operating Expenses to the amounts shown below of each Class’s average net assets.

	Institutional Shares	Advisor Shares	D Shares
Brown Advisory Growth Equity Fund	1.15%	1.35%	N/A
Brown Advisory Value Equity Fund	1.15%	1.35%	N/A
Brown Advisory Flexible Value Fund	1.15%	1.35%	N/A
Brown Advisory Small-Cap Growth Fund	1.40%	1.60%	1.35%
Brown Advisory Small-Cap Fundamental Value Fund	1.40%	1.60%	N/A
Brown Advisory Opportunity Fund	1.50%	1.70%	N/A
Brown Advisory Maryland Bond Fund	0.60%	N/A	N/A
Brown Advisory Intermediate Income Fund	0.60%	0.80%	N/A

Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by the Fund if requested by the Advisor, and the Board approves such reimbursement in subsequent fiscal years.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the Expense Cap.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments it made in the prior three fiscal years.  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  The current Expense Cap is in place indefinitely, but at a minimum through October 31, 2012.  The Expense Cap may be terminated at any time by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board.

Choosing a Share Class

Class Comparison
Brown Advisory Maryland Bond Fund offers one class of shares, Institutional Shares.  The Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund and Brown Advisory Intermediate Income Fund offer two classes of shares, Institutional Shares and Advisor Shares, each designed for specific investors.  The Brown Advisory Small-Cap Growth Fund-D Shares are closed to new investors and current shareholders may not purchase additional shares except through a pre-established automatic distribution reinvestment program.

The following is a summary of the differences between Institutional Shares and Advisor Shares for each of the Funds:
	Institutional Shares	Advisor Shares(1)
Eligible Shareholder
Designed for institutions (financial institutions, corporations, trusts, estates and religious and charitable organizations) investing for proprietary accounts, corporate benefit plans with assets of at least $10 million, and investors investing through fee based financial advisers
Designed for retail investors and certain employee-directed benefit plans
Initial Sales Charge	None	None
Contingent Deferred Sales Charge	None	None
Redemption/ Exchange Fee	1.00% if shares are liquidated within 14 days of purchase	1.00% if shares are liquidated within 14 days of purchase
Ongoing distribution (12b-1) fees	None	• 0.25% of the class’ average daily net assets for each fund
Shareholder Service Fee	Up to 0.05% of the class’ average daily net assets	None
Annual Expenses	Lower expense ratio than Advisor Shares because Rule 12b-1 distribution/service fees of Advisor Shares is higher than shareholder service fee of Institutional Shares.	Higher expense ratio than Institutional Shares because Rule 12b-1 distribution/service fee of Advisor shares is higher than the shareholder service fee of Institutional Shares.
Initial Minimum Investment	$250,000	$2,000 and under

(1)	Advisor Shares of the Brown Advisory Opportunity Fund are not currently available for purchase.

Rule 12b-1 Distribution Fees
The Trust has adopted a Rule 12b-1 plan under which a Fund is authorized to pay to the Distributor or such other entities as approved by the Board, as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee equal to the percentage shown below of the average daily net assets of Advisor Shares, as applicable.  The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Advisor, for any distribution service or activity designed to retain Fund shareholders.

Choosing a Share Class

Advisor Shares
Brown Advisory Growth Equity Fund	0.25%
Brown Advisory Value Equity Fund	0.25%
Brown Advisory Flexible Value Fund	0.25%
Brown Advisory Small-Cap Growth Fund	0.25%
Brown Advisory Small-Cap Fundamental Value Fund	0.25%
Brown Advisory Opportunity Fund	0.25%
Brown Advisory Maryland Bond Fund	N/A
Brown Advisory Intermediate Income Fund	0.25%

Because each Fund pays distribution and shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

Shareholder Service Fees
The Trust has also adopted a Shareholder Service Plan under which the Funds may pay a fee of up to 0.05% of the average daily net assets of each Fund’s Institutional Shares for shareholder services provided to the Funds by financial institutions, including the Advisor.

Because each Fund pays shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

Additional Payments to Dealers
In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Advisor or its affiliates may make additional payments (“Additional Payments”) to certain selling or shareholder servicing agents for the Fund, which include broker-dealers.  The Advisor has entered into an arrangement with its affiliated broker/dealer, Brown Advisory Securities, LLC, through which investors may purchase or redeem Fund shares.  Accordingly, the Advisor may, at its own expense, compensate Brown Advisory Securities, LLC a portion of its annual advisory fee paid by a Fund and attributable to Fund assets secured through the sales efforts of Brown Advisory Securities, LLC.  These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.  These Additional Payments, which may be significant, are paid by the Advisor or its affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.  Such payments by such parties may create an incentive for these financial institutions such as Brown Advisory Securities, LLC to recommend that you purchase Fund shares.

In return for these Additional Payments, the Advisor expects to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments.  Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent’s clients (sometimes referred to as “Shelf Space”); access to the selling agent’s registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Choosing a Share Class

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans.  In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund’s Transfer Agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds.  Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Funds’ website www.brownadvisoryfunds.com.

Your Account

How to Contact the Funds	General Information
Write to us at:
Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight address:
Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, Third Floor
Milwaukee, WI  53202-5207

Telephone us at:
(800) 540-6807 (toll free)

Visit our Web site at:
www.brownadvisoryfunds.com

You may purchase shares of a Fund class (including D Shares of Brown Advisory Small-Cap Growth Fund through a distribution reinvestment program established prior to April 25, 2006 for such shares) or sell (redeem) such shares on each weekday that the New York Stock Exchange (“NYSE”) is open.  Under unusual circumstances, a Fund class may accept and process shareholder orders when the NYSE is closed if deemed appropriate.

You may purchase shares of a Fund class (including D Shares of Brown Advisory Small-Cap Growth Fund through a distribution reinvestment program established prior to April 25, 2006 for such shares) or sell (redeem) such shares at the NAV of a share of that Fund class next calculated (or minus a redemption/exchange fee in the case of redemptions or exchanges) after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 97 through 106).

When and How NAV is Determined
A Fund’s share price is known as its NAV.  The NAV is determined by dividing the value of a Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of a Fund, including management, administration and other fees, which are accrued daily.  Each Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in proper form (as described below under “How to Purchase Shares”) by the Transfer Agent, or a Financial Intermediary by 4:00 p.m., Eastern time will be processed at that day’s NAV.  Transaction orders received after 4:00 p.m., Eastern time will be priced at the next day’s NAV.  A Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The Funds do not determine the NAV of their shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  Fair value determinations may be made as described below under procedures as adopted by the Funds’ Board of Trustees.

Fair Value Pricing. Occasionally, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

Your Account - General Information

Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund and Brown Advisory Opportunity Fund each invest in the securities of smaller and/or medium companies.  A Fund’s investments in securities of smaller companies or private placements are more likely to require a fair value determination because they are more thinly traded and less liquid than securities of larger companies.  Similarly, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Fundamental Value Fund and Brown Advisory Opportunity Fund invest in foreign securities and are more likely to require a fair value determination because, among other things, most foreign securities markets close before a Fund values its securities.  The earlier close of those foreign securities markets gives rise to the possibility that significant events may have occurred in the interim.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, a Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation determination.  If any significant discrepancies are found, a Fund may adjust its fair valuation procedures.

Types of Accounts

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts and sole proprietorship accounts are owned by one person. Joint accounts have two or more owners (tenants).
• Instructions must be signed by all persons required to sign exactly as their names appear on the account
• Provide a power of attorney or similar document for each person that is authorized to open or transact business for the account if not a named account owner.

Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	• Depending on state laws, you can set up a custodial account under the UGMA or the UTMA • The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities
• Provide certified articles of incorporation, a government-issued business license or certificate, partnership agreement or similar document evidencing the identity and existence of the business entity
• Submit a secretary’s (or similar) certificate listing the person(s) authorized to open or transact business for the account.

Trusts (including corporate pension plans)
• The trust must be established before an account can be opened
• You must supply documentation to substantiate existence of your organization (i.e. Articles of
   Incorporation/Formation/Organization, Trust Agreements, Partnership Agreement or other official documents).
• Remember to include a separate sheet detailing the full name, date of birth, social security number and permanent street address for all authorized individuals.

Retirement Accounts
You may invest in Fund shares through an IRA account sponsored by the Advisor, including traditional and Roth IRAs.  Each Fund may also be appropriate for other retirement plans.  Before investing in any IRA or other retirement plan, you should consult your tax adviser.  Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

Your Account - General Information

Minimum Investments
To purchase shares of the Fund, you must make at least the minimum initial investment (or subsequent investment) as shown in the table below.  The minimum investment requirements may be waived from time to time.
Minimum Investments	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$250,000	$100
– Traditional and Roth IRA Accounts	$2,000	$100
– Accounts with Systematic Investment Plans	$2,000	$100
Advisor Shares
– Standard Accounts	$2,000	$100
– Traditional and Roth IRA Accounts	$1,000	N/A
– Accounts with Systematic Investment Plans	$250	$100
– Qualified Retirement Plans	N/A	N/A
D Shares (Brown Advisory Small-Cap Growth Fund)
– Closed to New and Additional Purchases	N/A	N/A

Your Account

How to Buy Shares
This section explains how you can purchase shares of the Brown Advisory Funds.  If you’re opening a new account, an account application is available online at www.brownadvisoryfunds.com or by calling 800-540-6807.  For Fund shares held through brokerage and other types of accounts, please consult your Financial Intermediary.
Buying Shares	Opening an Account	Adding to an Account
Through a Financial Intermediary	Contact your Financial Intermediary	Contact your Financial Intermediary
By Mail (with Check)	• Mail your completed application (along with other required documents) and a check to: Brown Advisory Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701
• Write your account number on your check
• Send your check with (a) a completed investment slip
   from a prior statement or confirmation or (b) letter of
   instruction to:
   Brown Advisory Funds
   c/o U.S. Bancorp Fund Services, LLC
   P.O. Box 701
   Milwaukee, WI 53201-0701

By Wire
• Submit your completed application (and other required
   documents). An account will be established for you
   and you will be contacted with the account number.
• Instruct your financial institution to wire your money
   using the instructions found on page 84 of this
   prospectus.
• Call to notify us of your incoming wire • Instruct your financial institution to wire your money using the instructions found on page 84 of this prospectus.
By Telephone	Not accepted for initial purchases	• If you have telephone purchase privileges on the account, you may purchase additional shares in the amount of $100 or more using the bank account on record by calling 800-540-6807.
By Automatic Investment Plan	Not accepted for initial purchases
• Complete the Automatic Investment Plan section of the
   application or submit a letter of instruction if your
   account was opened without this being done.
• Attach a voided check to your application or letter of
   instruction.
• Mail the completed application or letter and voided
   check.
• Your purchase will be electronically debited from the
   bank account on record as directed in your request.

General Notes for Buying Shares
Unless purchased through a Financial Intermediary, all investments must be made by check, ACH, or wire.  All checks must be payable in U.S. dollars and drawn on U.S. financial institutions.  In the absence of the granting of an exception consistent with the Trust’s anti-money laundering procedures, the Fund does not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier’s checks in amounts less than $10,000, or traveler’s check).  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

Your Account - How to Buy Shares

•
Checks for all accounts, including individual, sole proprietorship, joint, Uniform Gift to Minors Act (“UGMA”) or Uniform Transfer to Minors Act (“UTMA”) accounts, the check must be made payable to “Brown Advisory Funds.”  A $25 charge may be imposed on any returned payment; you will also be responsible for any losses suffered by the Fund as a result.

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ACH refers to the “Automated Clearing House” System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.  Your financial institution may charge you a fee for this service.  A $25 charge may be imposed on any rejected transfers; you will also be responsible for any losses suffered by the Fund as a result.

•	Wires instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

Purchase through Financial Intermediaries.  You may buy and sell shares of the Funds through certain financial intermediaries and their agents that have made arrangements with the Funds and are authorized to buy and sell shares of the Funds (collectively, “Financial Intermediaries”).  Your order will be priced at a Fund’s NAV next computed after it is received by a Financial Intermediary.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  The Funds may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with the Funds, forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus.  If you transmit your order with these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at the Funds’ NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Purchase by Mail.  Follow the instructions outlined in the table above.  The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposits in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase orders or redemption requests, do not constitute receipt by the Transfer Agent.

Purchase by Wire.  If you are making your first investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed Account Application via mail, overnight delivery or facsimile.  Upon receipt of your completed Account Application, an account will be established for you and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.  Once your account has been established, you may instruct your bank to initiate the wire using the instructions you were given.

For either initial or subsequent investments, prior to sending the wire, please call the Transfer Agent at 1-800-540-6807 to advise of your wire to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name and account number so that your wire can be correctly applied.

Your Account - How to Buy Shares

Instruct your bank to send the wire to:
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit: Brown Advisory Funds, [Insert Fund Name]
(Shareholder Name, Shareholder Account #)

Your bank may impose a fee for investments by wire.  Wired funds must be received prior to 4:00 p.m., Eastern time, to be eligible for same day pricing.  The Funds and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.  If you have questions about how to invest by wire, you may call the Funds at 1-800-540-6807.

Purchase by Telephone.  If your signed Account Application has been received by the Funds and unless you declined telephone purchase privileges on your Account Application, you may purchase additional shares in the amount of $100 or more from your bank account upon request by telephoning the Transfer Agent toll free at 1-800-540-6807.  You may not make your initial purchase of a Fund’s shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m. Eastern time, shares will be purchased at the price next calculated.  For security reasons, requests by telephone may be recorded.

Automatic Investment Plan.  For your convenience, the Funds offer an Automatic Investment Plan (“AIP”).  Under the AIP, after you make your initial investment, you may authorize a Fund to withdraw automatically from your personal checking or savings account an amount that you wish to invest, which must be at least $100 on a monthly or quarterly basis.  If you wish to enroll in the AIP, complete the “Automatic Investment Plan” section in the Account Application or call the Transfer Agent at 1-800-540-6807 for additional information.  In order to participate in the AIP, your bank or financial institution must be a member of the ACH network.  The Funds may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent at least five days prior to the effective date.  A fee ($25) will be charged if your bank does not honor the AIP draft for any reason.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call 1-800-540-6807 for additional information regarding the Funds’ AIP.

Your Account

How to Sell Shares

Each Fund processes redemption orders received in good order, promptly.  Under normal circumstances, a Fund class will send redemption proceeds to you within 5 business days.  If a Fund class has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.
Selling Shares
Through a Financial Intermediary	• Contact your Financial Intermediary
By Mail
• Prepare a written request including:
• Your name(s) and signature(s)
• Your account number
• The Fund name and class
• The dollar amount or number of shares you want to sell
• How and where to send the redemption proceeds
• Obtain a signature guarantee (if required) (See “Signature Guarantee Requirements below”)
• Obtain other documentation (if required)
• Mail us your request and documentation.

By Wire
• Wire redemptions are only available if your redemption is for $2,500 or more and you did not decline wire redemption privileges on your account application
• Call us with your request (unless you declined telephone redemption privileges on your account application) (See “By Telephone”) or
• Mail us your request (See “By Mail”).

By Telephone
• Call us with your request (unless you declined telephone redemption privileges on your account application)
• Provide the following information:
• Your account number
• Exact name(s) in which the account is registered
• Additional form of identification
• Redemption proceeds will be:
• Mailed to you or
• Electronically credited to your account at the financial institution identified on your account application.

Systematically
• Complete the systematic withdrawal program section of the application
• Attach a voided check to your application
• Mail us your completed application
• Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application or sent by check to your address of record.

General Notes for Selling Shares
In general, orders to sell or “redeem” shares may be placed either directly with the Funds, the Transfer Agent or with your Financial Intermediary.  You may redeem part or all of a Fund’s shares at the next determined NAV after a Fund receives your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

Your Account - How to Sell Shares

Through a Financial Intermediary.  You may redeem Fund shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Fund and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV per share next effective after receipt of the order by the Financial Intermediary.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

By Mail.  You may redeem Fund shares by simply sending a written request to the Transfer Agent.  Please provide the name of the Fund, account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all shareholders whose names appear on the account registration.  Redemption requests will not become effective until all documents have been received in good form by the Fund.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).  Shareholders should contact the Fund for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Telephone or Wire Redemption.  You may redeem Fund shares by telephone unless you declined telephone redemption privileges on your Account Application.  You may also request telephone redemption privileges after your account is opened by calling the Transfer Agent at 1-800-540-6807 for additional information.  A signature guarantee or a signature verification from a Signature Verification Program member or other acceptable form of authentication from a financial institution source will be required of shareholders in order to qualify for or to change telephone redemption privileges on an existing account.  If you have a retirement account, you may not redeem shares by telephone.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Transfer Agent by telephone, you may also mail the requests to the Funds at the address listed under “Contacting the Funds.”  Once a telephone transaction has been placed, it cannot be canceled or modified.

You may redeem up to $100,000 in shares by calling the Transfer Agent at 1-800-540-6807 prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on the Fund’s records.  Per your request, redemption proceeds may be wired or may be sent by electronic funds transfer via the ACH network to your pre-designated bank account.  The minimum amount that may be wired is $2,500.  You will not incur any charge when proceeds are sent via the ACH network; however, most ACH transfers require two days for the bank account to receive credit.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request.

Prior to executing instructions received to redeem shares by telephone, the Funds will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Funds or their agents follow these procedures, they cannot be held liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized request.  The Funds may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

Your Account - How to Sell Shares

Systematic Withdrawal Program.  The Funds offer a Systematic Withdrawal Program (“SWP”) whereby shareholders or their representatives may request a redemption in a predetermined amount each month or calendar quarter.  Proceeds can be sent via check to the address on the account or proceeds can be sent by electronic funds transfer via the ACH network to a designated bank account.  To start this program, your account must have Fund shares with a value of at least $2,500, and the minimum amount that may be withdrawn each month or quarter is $250.  This program may be terminated or modified by a shareholder or a Fund at any time without charge or penalty.

A withdrawal under the SWP involves a redemption of Fund shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call 1-800-540-6807 for additional information regarding the SWP.

Exchange Privileges

You may exchange your Fund shares of the same class for shares of certain other Brown Advisory Funds.  Be sure to confirm with the Transfer Agent that the Fund into which you exchange is available for sale in your state.  Not all Funds available for exchange may be available for purchase in your state.  Because exchanges are a sale and purchase of shares, they may have tax consequences.

If you exchange Fund shares within 14 days from the date of purchase, you will be charged a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions.  See Redemption/Exchange Fee on page 90 for additional information.

Requirements.  You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number).  There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges (See “Tools to Combat Frequent Transaction”).  You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application.  You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

Your Account - Exchange Privileges

Exchanging Shares
Through a Financial Intermediary	• Contact your Financial Intermediary
By Mail
• Prepare a written request including:
• Your name(s) and signature(s)
• Your account number
• The names of each fund (and class) you are exchanging
• The dollar amount or number of shares you want to sell (and exchange)
• Open a new account and complete an account application if you are requesting different shareholder privileges
• Mail us your request and documentation.

By Telephone
• Call us with your request (unless you declined telephone redemption privileges on your account application)
• Provide the following information:
• Your account number
• Exact name(s) in which account is registered
• Additional form of identification.

Your Account

Account and Transaction Polices

Redemption/Exchange Fee.  The sale of Fund shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged within 14 days from the date of purchase.  The Fund uses the “first in first out” (“FIFO”) method to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies.  The redemption/exchange fee is charged for the benefit of its long-term shareholders and is deducted from your proceeds and retained by the Fund to help offset transaction costs.  Each Fund reserves the right to waive redemption/exchange fees, withdraw exceptions, or otherwise modify the terms of the redemption/exchange fee at its discretion at any time, to the extent permitted by law.

There are limited exceptions to the imposition of the redemption fee.  The following redemptions are exempt from application of the redemption fee:

•	Redemptions in a deceased shareholder account if such an account is registered in the deceased’s name

•	Redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration)

•	Redemptions of shares purchased through a dividend reinvestment program

•	Redemptions pursuant to the Funds’ systematic programs

•	Redemptions in qualified retirement plans under Section 401(a) of the Internal Revenue Code (“IRC”), and plans operating consistent with 403(a), 403(b), 408, 408(A), 457, 501(c) and 223(d) of the IRC.

Although the Funds have the goal of applying this redemption/exchange fee to most redemptions of shares held for less than 14 days, the Funds may not always be able to track short-term trading effected through Financial Intermediaries in non-disclosed or omnibus accounts.  While the Funds have entered into information sharing agreements with such Financial Intermediaries as described under “Tools to Combat Frequent Transactions” which contractually require such Financial Intermediaries to provide the Funds with information relating to its customers investing in a Fund through non-disclosed or omnibus accounts, the Funds cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and may not always be able to track short-term trading effected through these Financial Intermediaries.  In addition, because the Funds are required to rely on information provided by the Financial Intermediary as to the applicable redemption/exchange fee, the Funds cannot ensure that the Financial Intermediary is always imposing such fee on the underlying shareholder in accordance with the Funds’ policies.

Tools to Combat Frequent Transactions.  The Funds are intended for long-term investors and do not accommodate frequent transactions.  Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt a Fund’s investment program and create additional transaction costs that are borne by all of a Fund’s shareholders.  The Board has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  In addition, the Funds discourage excessive, short-term trading and other abusive trading practices and the Funds may use a variety of techniques to monitor trading activity and detect abusive trading practices.  These steps may include, among other things, the imposition of redemption fees, if necessary, monitoring trading activity, or using fair value pricing when appropriate, under procedures as adopted by the Board when the Advisor determines current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by the Funds in their sole discretion.

Your Account - Account and Transaction Policies

In an effort to discourage abusive trading practices and minimize harm to a Fund and its shareholders, the Funds reserve the right, in their sole discretion, to reject any purchase order, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Advisor to be harmful to the Funds) and without prior notice.  The Funds may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect a Fund’s performance.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Funds seek to exercise their judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.  Except as noted in the Prospectus, the Funds apply all restrictions uniformly in all applicable cases.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Funds receive purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Funds cannot always detect frequent trading.  However, the Funds will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Funds have entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Funds, at the Funds’ request, certain information relating to their customers investing in the Funds through non-disclosed or omnibus accounts.  The Funds will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from the Funds to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Funds’ policies.  However, the Funds cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, the Funds’ ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Proceeds.  Proceeds will generally be sent no later than seven calendar days after a Fund receives your redemption request.  If elected on your account application, you may have the proceeds of the redemption request sent by check to your address of record, by wire to a pre-determined bank, or by electronic funds transfer via the ACH network to the bank account designated by you on your fund account application.  When proceeds are sent via the ACH network, the funds are usually available in your bank account in 2-3 business days.

Check Clearance.  The proceeds from a redemption request may be delayed up to 15 calendar days from the date of the receipt of a purchase check until the check clears.  If the check does not clear, you will be responsible for any losses suffered by the relevant Fund as well as a $25 service charge imposed by the Transfer Agent.  This delay can be avoided by purchasing shares by wire.

Suspension of Redemptions.  We may temporarily suspend the right of redemption or postpone payments under certain emergency circumstances or when the SEC orders a suspension.

Your Account - Account and Transaction Policies

Signature Guarantees.  The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  A signature guarantee of each owner is required in the following situations:

•	For all redemption requests in excess of $100,000;

•	If a change of address request has been received by the Transfer Agent within the last 30 days;

•	When requesting a change in ownership on your account; and

•	When redemption proceeds are payable or sent to any person, address or bank account not on record.

In addition to the situations described above, a Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.  Non-financial transactions including establishing or modifying certain services on an account may require a signature verification from a Signature Verification Program member or other acceptable form of authentication from a financial institution source.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Customer Identification Program.  Please note that, in compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your account application as part of the Funds’ Anti-Money Laundering Program.  As requested on the Account Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  If you do not supply the necessary information, the Transfer Agent may not be able to open your account.  Please contact the Transfer Agent at 1-800-540-6807 if you need additional assistance when completing your application.  If the Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, each Fund reserves the right to temporarily limit additional share purchases, close your account or take any other action they deem reasonable or required by law.

No Certificates.  The Funds do not issue share certificates.

Right to Reject Purchases.  Each Fund reserves the right to reject any purchase in whole or in part.  We may cease taking purchase orders for a Fund at any time when we believe that it is in the best interest of our current shareholders.  The purpose of such action is to limit increased Fund expenses incurred when certain investors buy and sell shares of a Fund for the short-term when the markets are highly volatile.

Redemption In-Kind.  The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio (a “redemption in-kind”).  It is not expected that a Fund would do so except during unusual market conditions.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Small Accounts.  To reduce our expenses, if the value of your account falls below $1,000 (excluding Qualified Retirement Accounts) with respect to Institutional Shares or $500 (excluding Qualified Retirement Accounts) with respect to Advisor Shares, the Fund may ask you to increase your balance.  If after 60 days, the account value is still below $1,000 (excluding Qualified Retirement Accounts) for Institutional Shares or $500 (excluding Qualified Retirement Accounts) for Advisor Shares, the applicable Fund may close your account and send you the proceeds.  The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account’s market value.  There are no minimum balance requirements for Qualified Retirement Accounts.  With respect to D Shares of Brown Advisory Small-Cap Growth Fund, if your account falls below $500, the Fund may close your account and send you the proceeds upon 60 days’ notice.

Your Account - Account and Transaction Policies

Householding.  In an effort to decrease costs, the Funds will reduce the number of duplicate Prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the Transfer Agent toll free at 1-800-540-6807  to request individual copies of these documents.  The Funds will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Confirmations.  If you purchase shares directly from any Fund, you will receive monthly statements detailing Fund balances and all transactions completed during the prior month and a confirmation of each transaction.  Automatic reinvestments of distributions and systematic investments/withdrawals may be confirmed only by monthly statement.  You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and monthly statements.

Portfolio Holdings.  A description of each Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the Funds’ SAI.

Policy on Prohibition of Foreign Shareholders.  Shares of the Funds have not been registered for sale outside of the United States.  Accordingly, the Funds require that all shareholders must be U.S. persons with a valid U.S. taxpayer identification number to open an account with the Funds.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.  The Funds reserve the right to close the account within 5 business days if clarifying information or documentation is not received.

Canceled or Failed Payments.  Each Fund accepts checks and ACH transfers at full value subject to collection.  If a Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled within 2 business days of bank notification.  You will be responsible for any actual losses or expenses incurred by a Fund or the Transfer Agent as a result of the cancellation, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.  Each Fund and its agents have the right to reject or cancel any purchase or exchange (purchase side only) due to nonpayment.

Lost Accounts.  The Transfer Agent may consider your account “lost” if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the Transfer Agent receives your new address.  When an account is “lost,” all distributions on the account will be reinvested in additional Fund shares.  In addition, the amount of any outstanding cash distribution checks (unpaid for six months or more) or checks that have been returned to the Transfer Agent will be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.

Your Account - Account and Transaction Policies

Unclaimed Property.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your State’s abandoned property laws.

Distributions and Taxes

Distributions
Each Fund declares distributions from net investment income at least annually (at least monthly for the Brown Advisory Maryland Bond Fund and Intermediate Income Fund).  Any net capital gain realized by the Funds will be distributed at least annually.  A Fund may make an additional payment of dividends or distributions if it deems it desirable at other times during any year.

All distributions of each Fund (including distributions from D Shares of Brown Advisory Small-Cap Growth Fund) are reinvested in additional shares, unless you choose one of the following options:

(1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; (2) receive all distributions in cash; or
(3) reinvest dividends in additional Fund shares while receiving capital gain distributions in cash.

For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.  Shares become entitled to receive distributions on the day after the shares are issued.

If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current NAV and to reinvest all subsequent distributions.

Taxes
The Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As a regulated investment company, each Fund will not be subject to federal income tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.

Each Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise taxes.

You will generally be taxed on a Fund’s distributions, regardless of whether you reinvest them or receive them in cash.  A Fund’s distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income.  A Fund’s distributions of long-term capital gain, if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares.  Distributions may also be subject to certain state and local taxes.  Some Fund distributions may also include nontaxable returns of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

A portion of a Fund’s distributions may be treated as “qualified dividend income,” taxable to individuals at a maximum Federal tax rate of 15% (0% for individuals in lower tax brackets) through 2012.  A distribution is treated as qualified dividend income to the extent that a Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met by a Fund and the shareholder.  To the extent a Fund’s distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income.  A Fund’s distributions of dividends that it receives from REITs generally do not constitute “qualified dividend income.”

Distributions and Taxes

Distributions of capital gain and distributions of net investment income reduce the NAV of a Fund’s shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.  You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares.  Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets.  Any capital gain or loss will generally be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange, and otherwise as short-term capital gain.  Any capital loss arising from the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions with respect to those shares.

A Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions and redemption proceeds otherwise payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding.  Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability, so long as you provide the required information or certification.  Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.

After December 31 of each year, a Fund will mail you reports containing information about the income tax classification of distributions paid during the year.

Additional Tax Matters — Brown Advisory Maryland Bond Fund.  It is anticipated that substantially all of the Fund’s net income will be exempt from Federal and Maryland state income taxes.

Generally, you are not subject to Federal income tax on the Fund’s distributions of its tax-exempt interest income other than the Federal alternative minimum tax (“AMT”). Distributions from the Fund’s net investment income from other sources and net short-term capital gain, if any, generally will be taxable to you as ordinary income.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

Index Descriptions

The Barclays Capital U.S. Intermediate Aggregate Bond Index (formerly Lehman Brothers Intermediate Aggregate Bond Index), is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities with maturities of less than 10 years.

The Barclays 1-10 Year Blended Municipal Bond Index (formerly Lehman Brother’s 1-10 Year Blended Municipal Bond Index) is a market index published by Barclays of high quality, domestic fixed income securities with maturities of less than 10 years.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.  As of June 2008 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.  The MSCI EAFE Index is unmanaged and reflects reinvestments of all dividends paid by stocks included in the index net of foreign withholding taxes applicable to U.S. investors.  Unlike the performance figures of the Fund, the MSCI EAFE Index’s performance does not reflect the effect of fees, expenses or taxes.

The Russell 1000® Growth Index consists of stocks in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values.  The Russell 1000® Index offers investors access to the extensive large-cap segment of the U.S. equity universe representing approximately 92% of the U.S. market.

The Russell 1000® Value Index measures the performance of the 1,000 largest of the 3,000 largest U.S. domiciled companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price/book ratios and higher forecasted growth values.  The Russell 2000®  Index measures the performance of the smallest 2,000 companies in the Russell 3000® Index and represents approximately 8% of the total market capitalization of the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies ranked by market capitalization, representing approximately 98% of the U.S. equity market.

The S&P 500® Index is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks.

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of each Fund for the past 5 years or for the period of a Fund’s operations if less than 5 years.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions.  The information presented in the table below for the year ended May 31, 2010, the period ended June 30, 2010 and the year ended June 30, 2011 has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.  Prior to May 31, 2010, the information in the tables below was audited by the Funds’ previous independent registered public accounting firms.  The financial highlights tables on the following pages reflect selected per share data and ratios for a share outstanding of each Fund throughout each period.

Financial Highlights

Brown Advisory Growth Equity Fund

INSTITUTIONAL SHARES
	Year/Period Ended:
	June 30, 2011	June 30, 2010(e)	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2007

Net Asset Value, Beginning Period	$9.99	$10.39	$7.83	$10.66	$10.87	$8.97

Net Investment Income (Loss)(a)	(0.04)	(0.01)	(0.06)	(0.03)	(0.04)	(0.02)
Net Realized and Unrealized Gains (Losses)	3.68	(0.39)	2.62	(2.77)	(0.17)	1.92
Total from Investment Operations	$3.64	$(0.40)	$2.56	$(2.80)	$(0.21)	$1.90

Distributions:
from Net Realized Gains	—	—	—	(0.03)	—	—
Total Distributions to Shareholders	—	—	—	(0.03)	—	—
Net Asset Value, End of Period	$13.63	$9.99	$10.39	$7.83	$10.66	$10.87
Total Return	36.44%	(3.85)%(b)	32.69%	(26.26)%	(1.93)%	21.18%

Net Assets at End of Period (000’s Omitted)	$463,228	$96,889	$97,136	$52,792	$69,738	$71,355

Ratios to Average Net Assets:
Net Investment Income (Loss)	(0.29%)	(0.76)% (c)	(0.56)%	(0.42)%	(0.41)%	(0.25)%
Net Expenses	0.94%	1.00%(c)	1.10%	1.13%	1.06%	1.09%
Gross Expenses(d)	0.94%	1.00%(c)	1.10%	1.13%	1.06%	1.09%

Portfolio Turnover Rate	30%	1%(b)	34%	70%	56%	29%

(a)	Calculated based on average shares outstanding during the period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Effective June 1, 2010, the Fund changed its fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 through June 30, 2010.

Financial Highlights

Brown Advisory Growth Equity Fund

ADVISOR SHARES
	Year/Period Ended:
	June 30, 2011	June 30, 2010(f)	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2007

Net Asset Value, Beginning Period	$9.80	$10.20	$7.72	$10.55	$10.83	$8.98

Net Investment Income (Loss)(a)	(0.09)	(0.01)	(0.10)	(0.07)	(0.10)	(0.08)
Net Realized and Unrealized Gains (Losses)	3.60	(0.39)	2.58	(2.73)	(0.18)	1.93
Total from Investment Operations	$3.51	$(0.40)	$2.48	$(2.80)	$(0.28)	$1.85

Distributions:
from Net Realized Gains	—	—	—	(0.03)	—	—
Total Distributions to Shareholders	$—	$—	$ —	$(0.03)	$—	$—
Net Asset Value, End of Period	$13.31	$9.80	$10.20	$7.72	$10.55	$10.83
Total Return(b)	35.82%	(3.92)% (c)	32.12%	(26.54)%	(2.59)%	20.60%

Net Assets at End of Period (000’s Omitted)	$5,698	$6,027	$6,287	$4,755	$5,645	$3,988

Ratios to Average Net Assets:
Net Investment Income (Loss)	(0.74)%	(1.21)% (d)	(1.02)%	(0.89)%	(0.96)%	(0.77)%
Net Expenses	1.39%	1.45%(d)	1.56%	1.60%	1.60%	1.60%
Gross Expenses(e)	1.39%	1.45%(d)	1.56%	1.66%	1.67%	2.07%

Portfolio Turnover Rate	30%	1%(c)	34%	70%	56%	29%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not include the effects of sales charges.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(f)	Effective June 1, 2010, the Fund changed its fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 through June 30, 2010.

Financial Highlights

Brown Advisory Value Equity Fund

INSTITUTIONAL SHARES
	Year/Period Ended:
	June 30, 2011	June 30, 2010(f)	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2007

Net Asset Value, Beginning Period	$9.69	$10.18	$8.34	$13.07	$16.03	$13.69

Net Investment Income (Loss)(a)	0.16	0.01	0.15	0.20	0.19	0.20
Net Realized and Unrealized Gains (Losses)	2.83	(0.47)	1.89	(4.72)	(1.98)	2.85
Total from Investment Operations	$2.99	$(0.46)	$2.04	$(4.52)	$(1.79)	$3.05

Distributions:
from Net Investment Income	(0.12)	(0.03)	(0.20)	(0.21)	(0.20)	(0.20)
from Net Realized Gains	—	—	—	—	(0.97)	(0.51)
Total Distributions to Shareholders	$(0.12)	$(0.03)	$(0.20)	$(0.21)	$(1.17)	$(0.71)
Payments by affiliates	—	—(e)	—	—	—	—
Redemption fees	—(e)	—	—(e)	—	—	—
Net Asset Value, End of Period	$12.56	$9.69	$10.18	$8.34	$13.07	$16.03
Total Return	30.90%	(4.47)% (b)	24.52%	(34.73)%	(11.60)%	22.85%

Net Assets at End of Period (000’s Omitted)	$177,918	$135,709	$147,337	$109,188	$196,954	$216,826

Ratios to Average Net Assets:
Net Investment Income (Loss)	1.34%	0.79%(c)	1.51%	2.17%	1.33%	1.38%
Net Expenses	0.93%	0.97%(c)	1.03%	1.06%	0.97%	0.99%
Gross Expenses(d)	0.93%	0.97%(c)	1.03%	1.06%	0.97%	0.99%

Portfolio Turnover Rate	64%	7%(b)	62%	108%	47%	39%

(a)	Calculated based on average shares outstanding during the period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Effective June 1, 2010, the Fund changed its fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 through June 30, 2010.

Financial Highlights

Brown Advisory Value Equity Fund

ADVISOR SHARES
	Year/Period Ended:
	June 30, 2011	June 30, 2010(g)	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2007

Net Asset Value, Beginning Period	$9.74	$10.23	$8.37	$13.11	$16.05	$13.68

Net Investment Income (Loss)(a)	0.10	—(f)	0.11	0.16	0.11	0.12
Net Realized and Unrealized Gains (Losses)	2.84	(0.47)	1.90	(4.74)	(2.00)	2.85
Total from Investment Operations	$2.94	$(0.47)	$2.01	$(4.58)	$(1.89)	$2.97

Distributions:
from Net Investment Income	(0.06)	—	(0.15)	(0.16)	(0.08)	(0.09)
from Net Realized Gains	—	(0.02)	—	—	(0.97)	(0.51)
Total Distributions to Shareholders	$(0.06)	$(0.02)	$(0.15)	$(0.16)	$(1.05)	$(0.60)
Payments by affiliates	—	—(f)	—	—	—	—
Net Asset Value, End of Period	$12.62	$9.74	$10.23	$8.37	$13.11	$16.05
Total Return(b)	30.28%	(4.57)% (c)	24.08%	(35.04)%	(12.15)%	22.14%

Net Assets at End of Period (000’s Omitted)	$2,996	$4,868	$5,196	$5,116	$6,958	$5,711

Ratios to Average Net Assets:
Net Investment Income (Loss)	0.89%	0.34%(d)	1.05%	1.67%	0.75%	0.81%
Net Expenses	1.38%	1.42%(d)	1.49%	1.58%	1.56%	1.60%
Gross Expenses(e)	1.38%	1.42%(d)	1.49%	1.58%	1.56%	1.86%

Portfolio Turnover Rate	64%	7%(c)	62%	108%	47%	39%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not include the effects of sales charges.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(f)	Less than $0.01 per share.
(g)	Effective June 1, 2010, the Fund changed its fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 through June 30, 2010.

Financial Highlights

Brown Advisory Flexible Value Fund

INSTITUTIONAL SHARES
	Year/Period Ended:
	June 30, 2011	June 30, 2010(f)	May 31, 2010	May 31, 2009(g)	October 31, 2008	October 31, 2007(f)

Net Asset Value, Beginning Period	$7.33	$7.62	$6.16	$6.14	$10.38	$10.00

Net Investment Income (Loss)(a)	0.02	—(e)	0.05	0.03	0.04	0.01
Net Realized and Unrealized Gains (Losses)	1.83	(0.28)	1.45	0.02	(4.20)	0.38
Total from Investment Operations	$1.85	$(0.28)	$1.50	$0.05	$(4.16)	$0.39

Distributions:
from Net Investment Income	(0.02)	(0.01)	(0.04)	(0.03)	(0.05)	(0.01)
from Net Realized Gains	—	—	—	—	(0.03)	—
from Return of Capital	—(e)	—	—	—(e)	—	—
Total Distributions to Shareholders	$(0.02)	$(0.01)	$(0.04)	$(0.03)	$(0.08)	$(0.01)
Redemption fees(a)	—	—	—	—	—	—
Net Asset Value, End of Period	$9.16	$7.33	$7.62	$6.16	$6.14	$10.38
Total Return	25.27%	(3.69)% (b)	24.39%	0.88%	(40.37)%	3.93%

Net Assets at End of Period (000’s Omitted)	$26,827	$18,108	$17,777	$12,416	$16,379	$12,997

Ratios to Average Net Assets:
Net Investment Income (Loss)	0.28%	0.38%(c)	0.61%	1.06%	0.46%	0.12%
Net Expenses	1.15%	1.15%(c)	1.11%	1.14%	1.10%	1.10%
Gross Expenses(d)	1.32%	1.48%(c)	1.61%	2.18%	3.07%	5.06%

Portfolio Turnover Rate	33%	1%(b)	22%	16%	27%	19%

(a)	Calculated based on average shares outstanding during the period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Effective June 1, 2010, the Fund changed its fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 through June 30, 2010.
(g)	Effective November 1, 2008, the Fund changed its fiscal year end from October 31 to May 31. The information presented is for the period November 1, 2008 to May 31, 2009.

Financial Highlights

Brown Advisory Flexible Value Fund

ADVISOR SHARES
	Year/Period Ended:
	June 30, 2011	June 30, 2010(g)	May 31, 2010	May 31, 2009(h)	October 31, 2008	October 31, 2007

Net Asset Value, Beginning Period	$7.33	$7.62	$6.17	$6.14	$10.36	$10.41

Net Investment Income (Loss)(a)	0.01	—(f)	0.02	0.02	0.02	(0.02)
Net Realized and Unrealized Gains (Losses)	1.84	(0.29)	1.45	0.01	(4.21)	(0.03)
Total from Investment Operations	$1.85	$(0.29)	$1.47	$0.03	$(4.19)	$(0.05)

Distributions:
from Net Investment Income	(0.01)	—(f)	(0.02)	—(f)	—	—
from Net Realized Gains	—	—	—	—	(0.03)	—
from Return of Capital	—(f)	—	—	—(f)	—	—
Total Distributions to Shareholders	$(0.01)	$—	$(0.02)	$—(f)	$(0.03)	$—
Net Asset Value, End of Period	$9.17	$7.33	$7.62	$6.17	$6.14	$10.36
Total Return(b)	25.18%	(3.75)% (c)	23.88%	0.55%(c)	(40.55)%	(0.48)%

Net Assets at End of Period (000’s Omitted)	$1,259	$955	$992	$1,005	$1,080	$951

Ratios to Average Net Assets;
Net Investment Income (Loss)	0.08%	0.18%(d)	0.37%	0.79%(d)	0.24%	(0.17)%
Net Expenses	1.35%	1.35%(d)	1.35%	1.42%(d)	1.35%	1.35%
Gross Expenses(e)	1.53%	1.68%(d)	1.85%	2.70%(d)	4.32%	12.67%

Portfolio Turnover Rate	33%	1%(c)	22%	16%(c)	27%	19%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not include the effects of sales charges.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(f)	Less than $0.01 per share.
(g)	Effective June 1, 2010, the Fund changed its fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 through June 30, 2010.
(h)	Effective November 1, 2008, the Fund changed its fiscal year end from October 31 to May 31. The information presented is for the period November 1, 2008 to May 31, 2009.

Financial Highlights

Brown Advisory Small-Cap Growth Fund

INSTITUTIONAL SHARES
	Year/Period Ended:
	June 30, 2011	June 30, 2010(f)	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2007

Net Asset Value, Beginning Period	$10.58	$11.06	$8.47	$13.17	$13.92	$11.38

Net Investment Income (Loss)(a)	(0.11)	(0.01)	(0.10)	(0.09)	(0.12)	(0.08)
Net Realized and Unrealized Gain (Losses)	4.60	(0.47)	2.69	(4.25)	0.39	2.62
Total from Investment Operations	$4.49	$(0.48)	$2.59	$(4.34)	$0.27	$2.54

Distributions:
from Net Realized Gains	—	—	—	(0.36)	(1.02)	—
Total Distributions to Shareholders	$—	$—	$—	$(0.36)	$(1.02)	$—
Redemption fees(a)	—	—(e)	—(e)	—	—	—
Net Asset Value, End of Period	$15.07	$10.58	$11.06	$8.47	$13.17	$13.92
Total Return	42.44%	(4.34)% (b)	30.58%	(32.47)%	1.87%	22.32%

Net Assets at End Period (000’s Omitted)	$208,222	$139,647	$145,293	$95,007	$158,648	$147,362

Ratios to Average Net Assets:
Net Investment Income (Loss)	(0.85)%	(0.97)%(c)	(0.95)%	(0.96)%	(0.94)%	(0.68)%
Net Expenses	1.18%	1.22%(c)	1.32%	1.35%	1.25%	1.27%
Gross Expenses(d)	1.18%	1.22%(c)	1.32%	1.35%	1.25%	1.27%

Portfolio Turnover Rate	61%	7%(b)	71%	90%	81%	65%

(a)	Calculated based on average shares outstanding during the period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Effective June 1, 2010, the Fund changed its fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 through June 30, 2010.

Financial Highlights

Brown Advisory Small-Cap Growth Fund

ADVISOR SHARES
	Year/Period Ended:
	June 30, 2011	June 30, 2010(f)	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2007

Net Asset Value, Beginning Period	$10.34	$10.80	$8.32	$12.99	$13.83	$11.37

Net Investment Income (Loss)(a)	(0.18)	(0.01)	(0.14)	(0.13)	(0.20)	(0.14)
Net Realized and Unrealized Gains (Losses)	4.49	(0.45)	2.62	(4.18)	0.38	2.60
Total from Investment Operations	$4.31	$(0.46)	$2.48	$(4.31)	$0.18	$2.46

Distributions:
from Net Realized Gains	—	—	—	(0.36)	(1.02)	—
Total Distributions to Shareholders	$—	$—	$—	$(0.36)	$(1.02)	$—
Net Asset Value, End of Period	$14.65	$10.34	$10.80	$8.32	$12.99	$13.83
Total return(b)	41.68%	(4.26)% (c)	29.81%	(32.69)%	1.21%	21.64%

Net Assets at End of Period (000’s Omitted)	$3,110	$4,075	$4,254	$2,615	$3,553	$1,160

Ratios to Average Net Assets:
Net Investment Income (Loss)	(1.36)%	(1.42)% (d)	(1.41)%	(1.46)%	(1.55)%	(1.12)%
Net Expenses	1.69%	1.67%(d)	1.78%	1.85%	1.85%	1.85%
Gross Expenses(e)	1.69%	1.67%(d)	1.78%	1.93%	2.07%	5.11%

Portfolio Turnover Rate	61%	7%(c)	71%	90%	81%	65%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not include the effects of sales charges.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(f)	Effective June 1, 2010, the Fund changed its fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 through June 30, 2010.

Financial Highlights

Brown Advisory Small-Cap Growth Fund

D SHARES
	Year/Period Ended:
	June 30, 2011	June 30, 2010(e)	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2007

Net Asset Value, Beginning Period	$20.75	$21.67	$16.64	$25.32	$25.93	$21.28

Net Investment Income (Loss)(a)	(0.21)	(0.02)	(0.23)	(0.23)	(0.32)	(0.24)
Net Realized and Unrealized Gains (Losses)	9.02	(0.90)	5.26	(8.09)	0.73	4.89
Total from Investment Operations	$8.81	$(0.92)	$5.03	$(8.32)	$0.41	$4.65

Distributions:
From Net Realized Gains	—	—	—	(0.36)	(1.02)	—
Total Distributions to Shareholders	$—	$—	$—	$(0.36)	$(1.02)	$—
Net Asset Value, End of Period	$29.56	$20.75	$21.67	$16.64	$25.32	$25.93
Total return	42.46%	(4.25)% (b)	30.23%	(32.61)%	1.50%	21.85%

Net Assets at End of Period (000’s Omitted)	$8,732	$7,065	$7,400	$6,931	$12,387	$13,845

Ratios to Average Net Assets:
Net Investment Income (Loss)	(0.80)%	(0.92)% (c)	(1.12)%	(1.26)%	(1.29)%	(1.06)%
Net Expenses	1.13%	1.17%(c)	1.49%	1.65%	1.59%	1.63%
Gross Expenses(d)	1.13%	1.17%(c)	1.49%	1.65%	1.59%	1.63%

Portfolio Turnover Rate	61%	7%(b)	71%	90%	81%	65%

(a)	Calculated based on average shares outstanding during the period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Effective June 1, 2010, the Fund changed its fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 through June 30, 2010.

Financial Highlights

Brown Advisory Small-Cap Fundamental Value Fund

INSTITUTIONAL SHARES
	Year/Period Ended:
	June 30, 2011	June 30, 2010(f)	May 31, 2010	May 31, 2009(g)

Net Asset Value, Beginning Period	$11.92	$13.03	$10.48	$10.00

Net Investment Income (Loss)(a)	0.11	0.01	(0.02)	(0.01)
Net Realized and Unrealized Gains (Losses)	5.54	(1.12)	2.80	0.50
Total from Investment Operations	$5.65	$(1.11)	$2.78	$0.49

Distributions:
from Net Investment Income	(0.08)	—	(0.05)	—
from Net Realized Gains	(0.60)	—	(0.18)	—
from Return of Capital	—	—	—	(0.01)
Total Distributions to Shareholders	$(0.68)	$—	$(0.23)	$(0.01)
Redemption fees(a)	—(e)	—	—	—
Net Asset Value, End of Period	$16.89	$11.92	$13.03	$10.48
Total Return	48.20%	(8.52)% (b)	26.70%	4.86%(b)

Net Assets at End of Period (000’s Omitted)	$107,537	$37,207	$37,629	$14,620

Ratios to Average Net Assets;
Net Investment Income (Loss)	0.70%	0.91%(c)	(0.14)%	(0.22)% (c)
Net Expenses	1.24%	1.36%(c)	1.47%	1.50%(c)
Gross Expenses(d)	1.24%	1.36%(c)	1.62%	2.91%(c)

Portfolio Turnover Rate	67%	2%(b)	82%	29%(b)

(a)	Calculated based on average shares outstanding during the period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Effective June 1, 2010, the Fund changed its fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 through June 30, 2010.
(g)	Commenced operations on December 31, 2008.

Financial Highlights

Brown Advisory Opportunity Fund

INSTITUTIONAL SHARES
	Year/Period Ended:
	June 30, 2011	June 30, 2010(f)	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2007

Net Asset Value, Beginning Period	$11.03	$11.51	$9.40	$15.10	$15.38	$12.55

Net Investment Income (Loss)(a)	(0.10)	(0.01)	(0.03)	(0.10)	(0.14)	(0.06)
Net Realized and Unrealized Gains (Losses)	4.01	(0.47)	2.14	(5.60)	(0.14)	2.89
Total from Investment Operations	$3.91	$(0.48)	$2.11	$(5.70)	$(0.28)	$2.83

Redemption fees(a)	—	—	—	—	—(e)	—
Net Asset Value, End of Period	$14.94	$11.03	$11.51	$9.40	$15.10	$15.38
Total Return	35.45%	(4.17)% (b)	22.45%	(37.75)%	(1.82)%	22.55%

Net Assets at End of Period (000’s Omitted)	$11,692	$13,498	$14,863	$16,537	$29,740	$17,903

Ratios to Average Net Assets:
Net Investment Income (Loss)(d)	(0.75)%	(0.84)% (c)	(0.29)%	(0.96)%	(0.91)%	(0.45)%
Net Expenses	1.50%	1.50%(c)	1.50%	1.50%	1.50%	1.50%
Gross Expenses(d)	1.78%	1.68%(c)	1.75%	1.67%	1.70%	1.97%

Portfolio Turnover Rate	65%	3%(b)	97%	151%	131%	118%

(a)	Calculated based on average shares outstanding during the period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Effective June 1, 2010, the Fund changed its fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 through June 30, 2010.

Financial Highlights

Brown Advisory Maryland Bond Fund

INSTITUTIONAL SHARES
	Year/Period Ended:
	June 30, 2011	June 30, 2010(f)	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2007

Net Asset Value, Beginning Period	$10.81	$10.81	$10.62	$10.42	$10.29	$10.28

Net Investment Income (Loss)(a)	0.25	0.02	0.25	0.31	0.37	0.32
Net Realized and Unrealized Gains (Losses)	0.04	—	0.19	0.21	0.13	0.01
Total from Investment Operations	$0.29	$0.02	0.44	0.52	0.50	0.33

Distributions:
from Net Investment Income	(0.25)	(0.02)	(0.25)	(0.32)	(0.37)	(0.32)
Total Distributions to Shareholders	$0.25	$(0.02)	$(0.25)	$(0.32)	$(0.37)	$(0.32)
Redemption fees(a)	—	—(e)	—(e)	—(e)	—	—
Net Asset Value, End of Period	$10.85	$10.81	$10.81	$10.62	$10.42	$10.29
Total Return	2.74%	0.19%(b)	4.21%	5.06%	4.93%	3.21%

Net Assets at End of Period (000’s Omitted)	$188,180	$192,077	$187,288	$170,970	$94,001	$92,409

Ratios to Average Net Assets:
Net Investment Income (Loss)	2.33%	2.36%(c)	2.32%	2.93%	3.55%	3.06%
Net Expenses	0.51%	0.54%(c)	0.62%	0.46%	0.27%	0.71%
Gross Expenses(d)	0.51%	0.54%(c)	0.62%	0.70%	0.77%	0.80%

Portfolio Turnover Rate	29%	1%(b)	8%	9%	10%	6%

(a)	Calculated based on average shares outstanding during the period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Effective June 1, 2010, the Fund changed its fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 through June 30, 2010.

Financial Highlights

Brown Advisory Intermediate Income Fund

INSTITUTIONAL SHARES
	Year/Period Ended:
	June 30, 2011	June 30, 2010(f)	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2007

Net Asset Value, Beginning Period	$11.23	$11.13	$10.76	$10.76	$10.46	$10.36

Net Investment Income (Loss)(a)	0.31	0.03	0.38	0.42	0.49	0.47
Net Realized and Unrealized Gains (Losses)	0.11	0.10	0.38	0.02	0.35	0.11
Total from Investment Operations	$0.42	$0.13	$0.76	$0.44	$0.84	$0.58

Distributions:
from Net Investment Income	(0.33)	(0.03)	(0.39)	(0.42)	(0.54)	(0.48)
From Net Realized Gains	(0.04)	—	—	(0.02)	—	—
Total Distributions to Shareholders	$(0.37)	$(0.03)	$(0.39)	$(0.44)	$(0.54)	$(0.48)
Redemption fees(a)	—(e)	—(e)	—(e)	—(e)	—(e)	—
Net Asset Value, End of Period	$11.28	$11.23	$11.13	$10.76	$10.76	$10.46
Total Return (c)	3.84%	1.20%(b)	7.17%	4.24%	7.70%	5.72%

Net Assets at End of Period (000’s Omitted)	$255,847	$280,537	$270,658	$190,708	$142,412	$128,463

Ratios to Average Net Assets:
Net Investment Income (Loss)(d)	2.75%	3.23%(c)	3.45%	3.97%	4.54%	4.46%
Net Expenses	0.52%	0.53%(c)	0.61%	0.63%	0.58%	0.60%
Gross Expenses(d)	0.52%	0.53%(c)	0.61%	0.63%	0.58%	0.60%

Portfolio Turnover Rate	84%	6%(b)	25%	32%	56%	25%

(a)	Calculated based on average shares outstanding during the period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Effective June 1, 2010, the Fund changed its fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 through June 30, 2010.

Financial Highlights

Brown Advisory Intermediate Income Fund

ADVISOR SHARES
	Year/Period Ended:
	June 30, 2011	June 30, 2010(f)	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2007

Net Asset Value, Beginning Period	$11.04	$10.95	$10.59	$10.60	$10.28	$10.19

Net Investment Income (Loss)(a)	0.28	0.03	0.35	0.39	0.45	0.43
Net Realized and Unrealized Gains (Losses)	0.11	0.09	0.38	0.02	0.35	0.11
Total from Investment Operations	$0.39	$0.12	$0.73	$0.41	$0.80	$0.54

Distributions:
from Net Investment Income	(0.31)	(0.03)	(0.37)	(0.40)	(0.48)	(0.45)
from Net Realized Gains	(0.04)	—	—	(0.02)	—	—
Total Distributions to Shareholders	$(0.35)	$(0.03)	$(0.37)	$(0.42)	$(0.48)	$(0.45)
Net Asset Value, End of Period	$11.08	$11.04	$10.95	$10.59	$10.60	$10.28
Total Return(b)	3.60%	1.11%(c)	6.98%	3.97%	7.47%	5.39%

Net Assets at End of Period (000’s Omitted)	$22,647	$31,607	$31,415	$28,090	$23,519	$18,428

Ratios to Average Net Assets:
Net Investment Income (Loss)	2.54%	3.03%(d)	3.24%	3.73%	4.25%	4.16%
Net Expenses	0.72%	0.73%(d)	0.82%	0.87%	0.86%	0.90%
Gross Expenses (e)	0.72%	0.73%(d)	0.82%	0.87%	0.86%	0.90%

Portfolio Turnover Rate	84%	6%(c)	25%	32%	56%	25%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not include the effects of sales charges.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(f)	Effective June 1, 2010, the Fund changed its fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 through June 30, 2010.

BROWN ADVISORY GROWTH EQUITY FUND Institutional Shares Advisor Shares	BROWN ADVISORY SMALL-CAP FUNDAMENTAL VALUE FUND Institutional Shares Advisor Shares
BROWN ADVISORY VALUE EQUITY FUND Institutional Shares Advisor Shares	BROWN ADVISORY OPPORTUNITY FUND Institutional Shares Advisor Shares
BROWN ADVISORY FLEXIBLE VALUE FUND Institutional Shares Advisor Shares	BROWN ADVISORY MARYLAND BOND FUND Institutional Shares
BROWN ADVISORY SMALL-CAP GROWTH FUND Institutional Shares Advisor Shares D Shares	BROWN ADVISORY INTERMEDIATE INCOME FUND Institutional Shares Advisor Shares

FOR MORE INFORMATION

Annual/Semi-Annual Reports
Additional information about each Fund’s investments is available in each Fund’s annual/semi-annual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)
The SAI provides more detailed information about each Fund and is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund
You can get free copies of the Prospectus, SAI and annual/semi-annual reports or other information by visiting the Funds’ website at www.brownadvisoryfunds.com or by contacting the Funds at:

Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
800-540-6807 (toll free)

Securities and Exchange Commission Information

You can also review each Fund’s annual/semi-annual reports, the SAI and other information about the Funds at the Public Reference Room of the Securities and Exchange Commission (“SEC”). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by visiting the SEC’s website www.sec.gov or e-mailing or writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549
E-mail address: publicinfo@sec.gov

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202-5207
Investment Company Act File No. 811-05037

Prospectus October 31, 2011

BROWN advisory Small Companies FUND
(formerly known as Brown Cardinal Small Companies Fund)
Institutional Shares (BIACX)
Advisor Shares (BASVX)

The Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Summary Section This important section summarizes the Fund’s objectives, strategies, fees, risks, portfolio turnover, portfolio manager, your account and other information.	Summary Section Brown Advisory Small Companies Fund	1 1

Details About the Fund’s Investment Strategies This section provides details about the Fund’s investment strategies.	Additional Information about the Funds’ Principal Investment Strategies	6

	Investment Terms	8

	Principal Risks	9
Table of Investment Terms
Principal Investment Risks This section provides details about the Fund’s principal investment risks.	Management The Advisor Portfolio Manager Other Service Providers Fund Expenses	13 13 13 14 14

Management Review this section for information about Brown Investment Advisory Incorporated (the “Advisor”) and people who manage the Fund.	Choosing a Share Class Class Comparison Rule 12b-1 Distribution Fees Shareholder Service Fees Additional Payments to Dealers	15 15 15 16 16

Your Account This section explains how shares are valued and how you can purchase and sell Fund shares.	Your Account How to Contact the Fund General Information How to Buy Shares How to Sell Shares Exchange Privileges Account and Transaction Polices	17 17 17 20 23 25 27

	Distributions and Taxes Distributions Taxes	31 31 31

Distributions and Taxes This section provides details about dividends, distributions and taxes.	Index Descriptions	34

Financial Highlights Review this section for details on selected financial statements of the Fund.	Financial Highlights	34

Summary Section

Brown Advisory Small Companies Fund

Institutional Shares (BIACX)
Advisor Shares (BASVX)

Investment Objective
The Brown Advisory Small Companies Fund (the “Fund”) seeks to achieve long-term capital appreciation.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	None	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	None
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	1.00%	1.00%
Exchange Fee ( as a % of amount exchanged within 14 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.23%	0.24%
Total Annual Fund Operating Expenses	1.23%	1.49%

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$125	$390	$676	$1,489
Advisor shares	$152	$471	$813	$1,779

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 32% of the average value of its portfolio.

1

Summary Section – Brown Advisory Small Companies Fund

Principal Investment Strategies
Under normal conditions, Brown Investment Advisory Incorporated (the “Advisor”) seeks to achieve the Fund’s investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small capitalization companies.  Small companies, according to the Advisor, are companies whose market capitalizations are generally less than $4 billion at the time of purchase.  The Fund invests primarily in securities that trade in the U.S. securities markets and that the Advisor believes are undervalued based on the companies’ ability to generate cash flow beyond that required for normal operations and reinvestment in the business.  The Advisor anticipates that the Fund’s portfolio will consist of 45 to 60 positions, and be diversified across industries and market sectors.  Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”), and the Advisor may also invest in private placements in these types of securities.  The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein.  ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.

The Advisor may sell a security or reduce its position if:
•	The security’s expected return falls below 20% either due to price appreciation or adverse changes in the companies fundamentals,
•	The market capitalization of the company reaches $5 billion; or
•	There are better relative values elsewhere or if funds are needed for other purposes.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investments strategies and invest, without limitation, in cash or prime quality cash equivalents.

NOTE: on September 30, 2011, the Board of Trustees for the Professionally Managed Portfolios approved a plan of reorganization (the “Reorganization”) whereby the Brown Cardinal Small Companies Fund (the “Small Companies Fund”) will merge into the Brown Advisory Small-Cap Fundamental Value Fund (“Fundamental Value Fund”).  The Reorganization, which is expected to be tax free to the shareholders of the Small Companies Fund and which is subject to a number of closing conditions, will entail the transfer of all of the assets and liabilities of the Small Companies Fund to the Fundamental Value Fund in exchange for Institutional or Advisor Shares of the Fundamental Value Fund, as appropriate.  Shareholders of the Small Companies Fund will then receive Institutional or Advisor Shares of the Fundamental Value Fund, as appropriate, equivalent in aggregate net asset value to the aggregate net asset value to their shares in the Small Companies Fund at the time of the Reorganization, and the Small Companies Fund will then be dissolved.  These events are currently expected to occur on December 16, 2011.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

2

Summary Section – Brown Advisory Small Companies Fund

•	ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks.

•
Convertible Securities Risk.  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

•
Equity and General Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

•
ETF Risk.  ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

•	Management Risk. The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.

•
Private Placement Risk.  The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended (“1933 Act”).  Privately issued securities are restricted securities that are not publicly traded.  Delay or difficulty in selling such securities may result in a loss to the Fund.

•
REIT and Real Estate Risk.  The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

•	Smaller Company Risk. Securities of companies smaller than larger companies may be more volatile and as a result, the price of smaller companies may decline more in response to selling pressure.

•
Value Company Risk.  The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value.  The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund.  The chart shows changes in the Fund’s performance of Institutional Shares from year-to-year.  The table shows how the average annual returns of Institutional Shares and Advisor Shares for 1 and 5 years and since inception periods compare to a broad-based market index.

Effective April 12, 2010, the Brown Advisory Small Companies Fund, a series of Forum Funds (the “Predecessor Fund”) reorganized into the Fund, which is a series of Professionally Managed Portfolios.  Performance shown prior to April 12, 2010 is that of the Predecessor Fund.

3

Summary Section – Brown Advisory Small Companies Fund

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.  Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Brown Advisory Small Companies Fund – Institutional Shares
Calendar Year Total Returns

The Fund’s calendar year-to-date total return as of September 30, 2011 was -16.78%.  During the periods shown in the chart, the highest quarterly return was 22.39% (for the quarter ended June 30, 2009) and the lowest quarterly return was -25.09% (for the quarter ended September 30, 2008).

Brown Advisory Small Companies Fund
Average Annual Total Returns
For the period ended December 31, 2010	1 Year	5 Years	Since Inception (10/31/03)
Institutional Shares
– Return Before Taxes	24.06%	2.40%	7.38%
– Return After Taxes on Distributions	23.98%	1.72%	6.51%
– Return After Taxes on Distributions and Sale of Fund Shares	15.73%	1.93%	6.17%
Advisor Shares
– Return Before Taxes	23.51%	1.90%	6.95%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	26.85%	4.47%	7.02%

NOTE:  Institutional Shares of the Small Companies Fund commenced operations on October 31, 2003 as part of the Predecessor Small Companies Fund.  (Prior to April 25, 2006, the Institutional Shares was an unnamed class of shares.)  Advisor Shares commenced operations on May 1, 2006 as part of the Predecessor Small Companies Fund.  Performance shown prior to inception of the Advisor Shares is based on the performance of Institutional Shares, adjusted for the higher expenses applicable to Advisor Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Institutional Shares only.  After-tax returns for Advisor Shares will vary.  The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

4

Summary Section – Brown Advisory Small Companies Fund

Management
Investment Advisor	Portfolio Manager
Brown Investment Advisory Incorporated	J. David Schuster has been the manager of the Fund since October 31, 2011.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Brown Advisory Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, or by telephone at 800-540-6807 (toll free).  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$250,000	$100
– Traditional and Roth IRA Accounts	$1,000	$0
– Accounts with Systematic Investment Plans	$250	$100
Advisor Shares
– Standard Accounts	$2,000	$100
– Traditional and Roth IRA Accounts	$1,000	N/A
– Accounts with Systematic Investment Plans	$250	$100
– Qualified Retirement Plans	N/A	N/A

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

5

Additional Information about the Fund’s Principal Investment Strategies

Brown Advisory Small Companies Fund

Principal Investment Strategies
The Fund seeks to achieve capital appreciation by primarily investing in equity securities.  Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities of small companies (“80% Policy”). Small companies, according to the Advisor, are companies whose market capitalizations are generally less than $4 billion at the time of purchase. The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.

The Fund invests primarily in equity securities of companies that trade in the U.S. securities markets and that the Advisor, believes are undervalued based on the companies’ ability to generate cash flow beyond that required for normal operations and reinvestment in the business. Excess cash flow, among other things, are used to pay dividends, make acquisitions, pay down debt and/or buy back stock.

The Advisor’s Process — Purchasing Portfolio Securities.  The Advisor seeks companies that are believed to have stable and predictable businesses that generate cash flow in excess of what is needed to pay all expenses and reinvest in the business, and have competent and motivated management teams. The Advisor also seeks companies whose securities are undervalued because of temporary issues that are likely to be resolved in the near future.

The Advisor focuses on gathering information on companies that are not well known to most institutional investors, by developing opinions on companies or businesses that are contrary to prevailing thinking, or by investigating corporate events (such as substantial share repurchases or insider buying) that may signal a company’s undervaluation. Once investment opportunities are identified, the Advisor researches prospective companies by analyzing regulatory financial disclosures, and by speaking with industry experts and company management. The purpose of this research is to get a clear understanding of the company’s business model, competitive advantages and capital allocation discipline.

The Advisor anticipates that the Fund’s portfolio will consist of 45 to 60 positions, broadly diversified across industries and market sectors. Position sizes will generally range from 1% to 4% of net assets measured at cost at the time of investment. The Advisor considers several factors in determining position size including:
•	The predictability of the business;
•	The level of the stock price relative to the targeted purchase price; and
•
Trading liquidity and catalysts that should result in stock price appreciation. Such catalysts may include the redeployment of excess cash to benefit shareholders, a turnaround in operations, the sale or liquidation of unprofitable operations, an accretive acquisition or merger, a change in management, an improvement in industry prospects or the cessation of circumstances which have depressed operating results.

6

Additional Information about the Fund’s Principal Investment Strategies

The Advisor’s Process — Selling Portfolio Securities.  The Advisor regularly monitors the companies in the Fund’s portfolio to determine if there have been any fundamental changes in the companies.  The Advisor may sell a security or reduce its position if:
•	The security’s expected return falls below 20% either due to price appreciation or adverse changes in the company’s fundamentals;
•	The market capitalization of the company reaches $5 billion; or
•	There are better relative values elsewhere or if funds are needed for other purposes.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:

•	Are willing to tolerate significant changes in the value of your investment

•	Are pursuing a long-term investment goal

•	Are willing to accept risk of market value fluctuation in the short-term.

The Fund may not be appropriate for you if you:

•	Want an investment that pursues market trends or focuses only on particular sectors or industries

•	Need regular income or stability of principal

•	Are pursuing a short-term investment goal or investing emergency reserves.

7

Investment Terms

Set forth below are terms specific to certain of the Fund’s principal investments.  These terms are further explained below.

Equity Security means an equity or ownership interest in a company including common and preferred stock, warrants and securities convertible into common and preferred stock, listed American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) exchange traded funds (“ETFs”) and private placements in these types of securities.

Convertible Securities are bonds, debentures, notes, preferred stock, rights, warrants or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or cash within a particular period of time at a specified price or formula.

ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets.

REITs are companies that pool investor funds to invest primarily in income producing real estate or real estate related loans or interests.

ETFs are types of mutual funds that trade like stocks on an exchange. ETFs are usually constructed to track an index, a commodity, or a basket of assets like an index fund..

Market Capitalization means the value of a company’s common stock in the stock market.

Company Fundamentals means factors reflective of a company’s financial condition including balance sheets and income statements, asset history, earnings history, product or service development and management productivity.

8

Principal Risks

An investment in the Fund is subject to one or more of the principal risks identified below.  As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  There is no assurance that the Fund will achieve its investment objective, and an investment in the Fund is not by itself a complete or balanced investment program.  The following provides additional information regarding the principal risks that could affect the value of your investment:

Convertible Securities Risk
A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or cash within a particular period of time at a specified price or formula.  A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Before conversion, convertible securities generally have characteristics similar to both debt and equity securities.  Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers.  Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible proportionate securities.

Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.  The Fund’s investments in convertible securities may subject the Fund to the risks that prevailing interest rates, issuer credit quality and any call provisions may affect the value of the Fund’s convertible securities.  Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time.  Rights typically have a substantially shorter term than do warrants.  Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company.  Rights and warrants may lack a secondary market.

Equity and General Market Risk
The Fund’s investments in equity securities may subject the Fund to volatility and the following risks:

•	Prices of stock may fall over short or extended periods of time

•	Cyclical movements of the equity market may cause the value of the Fund’s securities to fluctuate drastically from day to day

•	Individual companies may report poor results or be negatively affected by industry and or economic trends and developments.

In general, stock values are affected by activities specific to the company as well as general market, economic and political conditions.  The net asset value (“NAV”) of the Fund and investment return will fluctuate based upon changes in the value of its portfolio securities.  The market value of securities in which the Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value.  Other general market risks include:

9

Principal Risks

•	The market may not recognize what the Advisor believes to be the true value or growth potential of the stocks held by the Fund

•	The earnings of the companies in which the Fund invests will not continue to grow at expected rates, thus causing the price of the underlying stocks to decline

•
The smaller a company’s market capitalization, the greater the potential for price fluctuations and volatility of its stock due to lower trading volume for the stock, less publicly available information about the company and less liquidity in the market for the stock.  The potential for price fluctuations in the stock of a medium capitalization company may be greater than that of a large capitalization company

•	The Advisor’s judgment as to the growth potential or value of a stock may prove to be wrong

A decline in investor demand for the stocks held by the Fund also may adversely affect the value of the securities.

ETF Risk
Investments in ETFs (which may, in turn, invest in equities, bonds, and other financial vehicles ) may involve duplication of certain fees and expenses.  By investing in an ETF, the Fund becomes a shareholder of that ETF.  As a result, Fund shareholders indirectly bear their proportionate share of the ETF’s fees and expenses which are paid by the Fund as a shareholder of the ETF.  These fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.  If the ETF fails to achieve its investment objective, the Fund’s investment in the ETF may adversely affect the Fund’s performance.  In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, (1) the Fund may acquire ETF shares at a discount or premium to their NAV and (2) ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.  Finally, because the value of ETF shares depends on the demand in the market, the Advisor may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting the Fund’s performance.

ADR Risk
Investments in ADRs may subject the Fund to the following additional risks:

•	Foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets

•
Changes in foreign tax laws, exchange controls, investment regulations and policies on nationalization and expropriation as well as political instability may affect the operations of foreign companies and the value of their securities

•
Fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of the Fund’s investments in foreign securities, which are denominated or quoted in currencies other than the U.S. dollar

•
Foreign securities and their issuers are not subject to the same degree of regulation as U.S. issuers regarding information disclosure, insider trading and market manipulation.  There may be less publicly available information on foreign companies and foreign companies may not be subject to uniform accounting, auditing, and financial standards as are U.S. companies

10

Principal Risks

•	Foreign securities registration, custody and settlements may be subject to delays or other operational and administrative problems

•	Certain foreign brokerage commissions and custody fees may be higher than those in the United States

•
Dividends payable on the foreign securities contained in the Fund’s portfolio may be subject to foreign withholding taxes, thus reducing the income available for distribution to the Fund’ shareholders.

•	Prices for ADRs may fall over short or extended periods of time

Management Risk
The Fund is actively managed and its performance may reflect the Advisor’s ability to make decisions which are suited to achieving the Fund’s investment objectives.  Due to its active management, the Fund could under perform other mutual funds with similar investment objectives.

Private Placement Risk
The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with Rule 144A under the 1933 Act.  Privately issued securities are restricted securities that are not publicly traded.  Accordingly, the liquidity of the market for specific privately issued securities may vary.  Delay or difficulty in selling such securities may result in a loss to the Fund.  Privately issued securities that are determined by the Advisor to be “illiquid” are subject to the Fund’s policy of not investing more than 15% of its net assets in illiquid securities.

REIT and Real Estate Risk
The Fund’s investments in REITs may subject the Fund to the following additional risks:

•	Declines in the value of real estate

•	Changes in interest rates

•	Lack of available mortgage funds or other limits on obtaining capital

•	Overbuilding

•	Extended vacancies of properties

•	Increases in property taxes and operating expenses

•	Changes in zoning laws and regulations

•	Casualty or condemnation losses.

•	Tax consequences of the failure of a REIT to comply with tax law requirements.

The Fund will bear a proportionate share of the REIT’s on-going operating fees and expenses, which may include management, operating and administrative expenses in addition to the expenses of the Fund.

Smaller Company Risk
The Fund’s investments in smaller companies subject the Fund to the following additional risks:

11

Principal Risks

•	Analysts and other investors typically follow these companies less actively and therefore information about these companies is not always readily available

•
Securities of many smaller companies are traded in the over-the-counter markets or on a regional securities exchange potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies

•	Changes in the value of smaller company stocks may not mirror the fluctuation of the general market

•	More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks.

For these and other reasons, the prices of smaller capitalization securities can fluctuate more significantly than the securities of larger companies.  The smaller the company, the greater effect these risks may have on that company’s operations and performance.  As a result, an investment in the Fund may exhibit a higher degree of volatility than the general domestic securities market.

Value Company Risk
Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.  The determination that a stock is undervalued is subjective; the market may not agree, and a stock’s price may not rise to what the investment manager believes is its full value.  If the market does not consider the stock to be undervalued then the value of the Fund’s shares may decline, even if stock prices generally are rising.

Management – Other Service Providers/ Fund Expenses

Management

The Fund is a series of Professionally Managed Portfolios (the “Trust”).  The business of the Trust and the Fund is managed under the oversight of the Board of Trustees (the “Board”).  The Board meets periodically to review the Fund’s performance, monitor investment activities and practices, and discuss other matters affecting the Fund.  Additional information regarding the Board, as well as the Trust’s executive officers, may be found in the Fund’s Statement of Additional Information (“SAI”).  Other than the other Brown Advisory Funds and the Winslow Green Growth Fund, which are offered in separate prospectuses, the Brown Advisory Small Companies Fund does not hold itself out as related to any other series of the Trust for purposes of investment and advisory services, nor do they share the same investment advisor with any other series.

The Advisor
Brown Investment Advisory Incorporated.  The Fund’s Advisor is Brown Investment Advisory Incorporated, 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231.  The Advisor does business under the name of Brown Advisory.  The Advisor is a wholly-owned subsidiary of Brown Investment Advisory & Trust Company, a trust company operating under the laws of Maryland.  Brown Investment Advisory & Trust Company is a wholly-owned subsidiary of Brown Advisory Holdings Incorporated, a holdings company incorporated under the laws of Maryland in 1998.  Prior to 1998, Brown Investment Advisory & Trust Company operated as a subsidiary of Bankers Trust under the name of Alex. Brown Capital Advisory & Trust Company.  The Advisor and its affiliates (“Brown” or the “Advisor”) have provided investment advisory and management services to clients for over 10 years.  The Advisor, along with all affiliated entities, had $21.04 billion of client assets as of September 30, 2011.

The Advisor receives an annual advisory fee from the Fund at an annual rate of the Fund’s average annual daily net assets as indicated below.  For the fiscal year ended June 30, 2011, the Advisor received, after applicable fee waivers, (“Advisory Fee Received”), an advisory fee at an annual rate of the Fund’s average annual daily net assets as follows:

	Annual Advisory Fee	June 30, 2011 Advisory Fee Received
Brown Advisory Small Companies Fund	1.00%	1.00%

A discussion summarizing the basis on which the Board most recently approved the Investment Advisory Agreement between the Trust and the Advisor is included in the Fund’s annual report dated June 30, 2011.

Subject to the general oversight of the Board, the Advisor is directly responsible for making the investment decisions for the Fund.

Portfolio Managers

Brown Advisory Small Companies Fund.  Mr. David Schuster is responsible for the day-to-day management of the Fund’s portfolio.

J. David Schuster, Portfolio Manager, has been an Equity Research Analyst at Brown researching investment opportunities in the financial services sector for Brown since May 2008.  Prior to joining Brown in May 2008, he worked as a Managing Director covering the financial services industry at Citigroup from September 2006 to April 2008.  Prior to joining Citigroup, Mr. Schuster worked as a Managing Director in the financial institutions group at Lazard Freres & Co. since 1998.  Mr. Schuster graduated with a BSBA in Accounting from Georgetown University in 1992.

13

Another senior member of the Fund’s team includes:

Michael Poggi, CFA, has been an Equity Research Analyst working as a generalist for Brown since 2003 and is a contributing analyst for the Fund.  Mr. Poggi received his B.S. and B.A. from the University of Richmond in 2003.

Other Service Providers
U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) provides certain administration, fund and transfer agency services to the Fund.

Quasar Distributors, LLC (the “Distributor”) serves as the Fund’s Distributor and principal underwriter in connection with the offering of the Fund’s shares.  The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem Fund shares.  The Distributor is an affiliate of the Transfer Agent.

Fund Expenses
In addition to the advisory fees discussed above, the Fund incurs other expenses such as custodian, transfer agency, interest, Acquired Fund Fees and Expenses and other customary Fund expenses.  (Acquired Fund Fees and Expenses are indirect fees that the Fund incurs from investing in the shares of other investment companies.)  The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) to limit Total Annual Fund Operating Expenses to the amounts shown below of each Class’s average net assets.

	Institutional Shares	Advisor Shares	D Shares
Brown Advisory Small Companies Fund	1.40%	1.60%	N/A

Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by the Fund if requested by the Advisor, and the Board approves such reimbursement in subsequent fiscal years.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the Expense Cap.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments it made in the prior three fiscal years.  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  The current Expense Cap is in place indefinitely, but at a minimum through October 31, 2012.  The Expense Cap may be terminated at any time by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board.

14

Choosing a Share Class

Class Comparison
The Brown Advisory Small Companies Fund offers two classes of shares, Institutional Shares and Advisor Shares, each designed for specific investors.  The following is a summary of the differences between Institutional Shares and Advisor Shares for the Fund:
	Institutional Shares	Advisor Shares
Eligible Shareholder
Designed for institutions (financial institutions, corporations, trusts, estates and religious and charitable organizations) investing for proprietary accounts, corporate benefit plans with assets of at least $10 million, and investors investing through fee based financial advisers
Designed for retail investors and certain employee-directed benefit plans
Initial Sales Charge	None	None
Contingent Deferred Sales Charge	None	None
Redemption/ Exchange Fee	1.00% if shares are liquidated within 14 days of purchase	1.00% if shares are liquidated within 14 days of purchase
Ongoing distribution (12b-1) fees	None	• 0.25% of the class’ average daily net assets
Shareholder Service Fee	Up to 0.05% of the class’ average daily net assets	None
Annual Expenses	Lower expense ratio than Advisor Shares because Rule 12b-1 distribution/service fees of Advisor Shares is higher than shareholder service fee of Institutional Shares.	Higher expense ratio than Institutional Shares because Rule 12b-1 distribution/service fee of Advisor shares is higher than the shareholder service fee of Institutional Shares.
Initial Minimum Investment	$250,000	$2,000 and under

Rule 12b-1 Distribution Fees
The Trust has adopted a Rule 12b-1 plan under which the Fund is authorized to pay to the Distributor or such other entities as approved by the Board, as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee equal to the percentage shown below of the average daily net assets of Advisor Shares, as applicable.  The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Advisor, for any distribution service or activity designed to retain Fund shareholders.

Advisor Shares
Brown Advisory Small Companies Fund	0.25%

Because the Fund pays distribution and shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

15

Choosing a Share Class

Shareholder Service Fees
The Trust has also adopted a Shareholder Service Plan under which the Fund may pay a fee of up to 0.05% of the average daily net assets of the Fund’s Institutional Shares for shareholder services provided to the Fund by financial institutions, including the Advisor.

Because the Fund pays shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

Additional Payments to Dealers
In addition to dealer reallowances and payments made by the Fund for distribution and shareholder servicing, the Advisor or its affiliates may make additional payments (“Additional Payments”) to certain selling or shareholder servicing agents for the Fund, which include broker-dealers.  The Advisor has entered into an arrangement with its affiliated broker/dealer, Brown Advisory Securities, LLC, through which investors may purchase or redeem Fund shares.  Accordingly, the Advisor may, at its own expense, compensate Brown Advisory Securities, LLC a portion of its annual advisory fee paid by the Fund and attributable to Fund assets secured through the sales efforts of Brown Advisory Securities, LLC.  These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.  These Additional Payments, which may be significant, are paid by the Advisor or its affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.  Such payments by such parties may create an incentive for these financial institutions such as Brown Advisory Securities, LLC to recommend that you purchase Fund shares.

In return for these Additional Payments, the Advisor expects to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments.  Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent’s clients (sometimes referred to as “Shelf Space”); access to the selling agent’s registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans.  In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund’s Transfer Agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds.  Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Fund’s website www.brownadvisoryfunds.com.

16

Your Account

How to Contact the Fund	General Information
Write to us at:
Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight address:
Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, Third Floor
Milwaukee, WI  53202-5207

Telephone us at:
(800) 540-6807 (toll free)

Visit our Web site at:
www.brownadvisoryfunds.com

You may purchase shares of the Fund’s classes or sell (redeem) such shares on each weekday that the New York Stock Exchange (“NYSE”) is open.  Under unusual circumstances, the Fund class may accept and process shareholder orders when the NYSE is closed if deemed appropriate.

You may purchase shares of the Fund’s classes or sell (redeem) such shares at the NAV of a share of that Fund class next calculated (or minus a redemption/exchange fee in the case of redemptions or exchanges) after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 21 through 23).

When and How NAV is Determined

The Fund’s share price is known as its NAV.  The NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of the Fund, including management, administration and other fees, which are accrued daily.  The Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in proper form (as described below under “How to Purchase Shares”) by the Transfer Agent, or a Financial Intermediary by 4:00 p.m., Eastern time will be processed at that day’s NAV.  Transaction orders received after 4:00 p.m., Eastern time will be priced at the next day’s NAV.  The Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The Fund does not determine the NAV of its shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  Fair value determinations may be made as described below under procedures as adopted by the Fund’s Board of Trustees.

Fair Value Pricing. Occasionally, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

17

Your Account – General Information

The Fund invests in the securities of smaller companies.  The Fund’s investments in securities of smaller companies or private placements are more likely to require a fair value determination because they are more thinly traded and less liquid than securities of larger companies.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation determination.  If any significant discrepancies are found, the Fund may adjust its fair valuation procedures.

Types of Accounts

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts and sole proprietorship accounts are owned by one person. Joint accounts have two or more owners (tenants).
• Instructions must be signed by all persons required to sign exactly as their names appear on the account
• Provide a power of attorney or similar document for each person that is authorized to open or transact business for the account if not a named account owner.

Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	• Depending on state laws, you can set up a custodial account under the UGMA or the UTMA • The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities
• Provide certified articles of incorporation, a government-issued business license or certificate, partnership agreement or similar document evidencing the identity and existence of the business entity
• Submit a secretary’s (or similar) certificate listing the person(s) authorized to open or transact business for the account.

Trusts (including corporate pension plans)
• The trust must be established before an account can be opened
• You must supply documentation to substantiate existence of your organization (i.e. Articles of
    Incorporation/Formation/Organization, Trust Agreements, Partnership Agreement or other official documents).
• Remember to include a separate sheet detailing the full name, date of birth, social security number and permanent street address for all authorized individuals.

Retirement Accounts
You may invest in Fund shares through an IRA account sponsored by the Advisor, including traditional and Roth IRAs.  The Fund may also be appropriate for other retirement plans.  Before investing in any IRA or other retirement plan, you should consult your tax adviser.  Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

18

Your Account – General Information

Minimum Investments
To purchase shares of the Fund, you must make at least the minimum initial investment (or subsequent investment) as shown in the table below.  The minimum investment requirements may be waived from time to time.
Minimum Investments	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$250,000	$100
– Traditional and Roth IRA Accounts	$2,000	$100
– Accounts with Systematic Investment Plans	$2,000	$100
Advisor Shares
– Standard Accounts	$2,000	$100
– Traditional and Roth IRA Accounts	$1,000	N/A
– Accounts with Systematic Investment Plans	$250	$100
– Qualified Retirement Plans	N/A	N/A

19

Your Account

How to Buy Shares
This section explains how you can purchase shares of the Brown Advisory Funds.  If you’re opening a new account, an account application is available online at www.brownadvisoryfunds.com or by calling 800-540-6807.  For Fund shares held through brokerage and other types of accounts, please consult your Financial Intermediary.

Buying Shares	Opening an Account	Adding to an Account
Through a Financial Intermediary	Contact your Financial Intermediary	Contact your Financial Intermediary
By Mail (with Check)	• Mail your completed application (along with other required documents) and a check to: Brown Advisory Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701
• Write your account number on your check
• Send your check with (a) a completed investment slip
   from a prior statement or confirmation or (b) letter of
   instruction to:
   Brown Advisory Funds
   c/o U.S. Bancorp Fund Services, LLC
   P.O. Box 701
   Milwaukee, WI 53201-0701

By Wire
• Submit your completed application (and other required
  documents). An account will be established for you and
  you will be contacted with the account number.
• Instruct your financial institution to wire your money
   using the instructions found on page 21 of this
   prospectus.
• Call to notify us of your incoming wire • Instruct your financial institution to wire your money using the instructions found on page 21 of this prospectus.
By Telephone	Not accepted for initial purchases	• If you have telephone purchase privileges on the account, you may purchase additional shares in the amount of $100 or more using the bank account on record by calling 800-540-6807.
By Automatic Investment Plan	Not accepted for initial purchases
• Complete the Automatic Investment Plan section of the
   application or submit a letter of instruction if your
   account was opened without this being done.
• Attach a voided check to your application or letter of
   instruction.
• Mail the completed application or letter and voided
   check.
• Your purchase will be electronically debited from the
   bank account on record as directed in your request.

General Notes for Buying Shares
Unless purchased through a Financial Intermediary, all investments must be made by check, ACH, or wire.  All checks must be payable in U.S. dollars and drawn on U.S. financial institutions.  In the absence of the granting of an exception consistent with the Trust’s anti-money laundering procedures, the Fund does not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier’s checks in amounts less than $10,000, or traveler’s check).  The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

20

Your Account – How to Buy Shares

•
Checks for all accounts, including individual, sole proprietorship, joint, Uniform Gift to Minors Act (“UGMA”) or Uniform Transfer to Minors Act (“UTMA”) accounts, the check must be made payable to “Brown Advisory Funds.”  A $25 charge may be imposed on any returned payment; you will also be responsible for any losses suffered by the Fund as a result.

•
ACH refers to the “Automated Clearing House” System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.  Your financial institution may charge you a fee for this service.  A $25 charge may be imposed on any rejected transfers; you will also be responsible for any losses suffered by the Fund as a result.

•	Wires instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

Purchase through Financial Intermediaries.  You may buy and sell shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Funds and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Your order will be priced at the Fund’s NAV next computed after it is received by a Financial Intermediary.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with the Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Fund’s Prospectus.  If you transmit your order with these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Purchase by Mail.  Follow the instructions outlined in the table above.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposits in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase orders or redemption requests, do not constitute receipt by the Transfer Agent.

Purchase by Wire.  If you are making your first investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed Account Application via mail, overnight delivery or facsimile.  Upon receipt of your completed Account Application, an account will be established for you and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.  Once your account has been established, you may instruct your bank to initiate the wire using the instructions you were given.

For either initial or subsequent investments, prior to sending the wire, please call the Transfer Agent at 1-800-540-6807 to advise of your wire to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name and account number so that your wire can be correctly applied.

21

Your Account – How to Buy Shares

Instruct your bank to send the wire to:
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit: Brown Advisory Funds, [Insert Fund Name]
(Shareholder Name, Shareholder Account #)

Your bank may impose a fee for investments by wire.  Wired funds must be received prior to 4:00 p.m., Eastern time, to be eligible for same day pricing.  The Fund and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.  If you have questions about how to invest by wire, you may call the Fund at 1-800-540-6807.

Purchase by Telephone.  If your signed Account Application has been received by the Fund and unless you declined telephone purchase privileges on your Account Application, you may purchase additional shares in the amount of $100 or more from your bank account upon request by telephoning the Transfer Agent toll free at 1-800-540-6807.  You may not make your initial purchase of the Fund’s shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m. Eastern time, shares will be purchased at the price next calculated.  For security reasons, requests by telephone may be recorded.

Automatic Investment Plan.  For your convenience, the Fund offers an Automatic Investment Plan (“AIP”).  Under the AIP, after you make your initial investment, you may authorize the Fund to withdraw automatically from your personal checking or savings account an amount that you wish to invest, which must be at least $100 on a monthly or quarterly basis.  If you wish to enroll in the AIP, complete the “Automatic Investment Plan” section in the Account Application or call the Transfer Agent at 1-800-540-6807 for additional information.  In order to participate in the AIP, your bank or financial institution must be a member of the ACH network.  The Funds may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent at least five days prior to the effective date.  A fee ($25) will be charged if your bank does not honor the AIP draft for any reason.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call 1-800-540-6807 for additional information regarding the Fund’s AIP.

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Your Account – How to Sell Shares

How to Sell Shares
The Fund processes redemption orders received in good order, promptly.  Under normal circumstances, the Fund class will send redemption proceeds to you within 5 business days.  If the Fund class has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.

Selling Shares
Through a Financial Intermediary	• Contact your Financial Intermediary
By Mail
• Prepare a written request including:
• Your name(s) and signature(s)
• Your account number
• The Fund name and class
• The dollar amount or number of shares you want to sell
• How and where to send the redemption proceeds
• Obtain a signature guarantee (if required) (See “Signature Guarantee Requirements below”)
• Obtain other documentation (if required)
• Mail us your request and documentation.

By Wire
• Wire redemptions are only available if your redemption is for $2,500 or more and you did not decline wire redemption privileges on your account application
• Call us with your request (unless you declined telephone redemption privileges on your account application) (See “By Telephone”) or
• Mail us your request (See “By Mail”).

By Telephone
• Call us with your request (unless you declined telephone redemption privileges on your account application)
• Provide the following information:
• Your account number
• Exact name(s) in which the account is registered
• Additional form of identification
• Redemption proceeds will be:
• Mailed to you or
• Electronically credited to your account at the financial institution identified on your account application.

Systematically
• Complete the systematic withdrawal program section of the application
• Attach a voided check to your application
• Mail us your completed application
• Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application or sent by check to your address of record.

General Notes for Selling Shares
In general, orders to sell or “redeem” shares may be placed either directly with the Fund, the Transfer Agent or with your Financial Intermediary.  You may redeem part or all of the Fund’s shares at the next determined NAV after the Fund receives your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

23

Your Account – How to Sell Shares

Through a Financial Intermediary.  You may redeem Fund shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Fund and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV per share next effective after receipt of the order by the Financial Intermediary.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

By Mail.  You may redeem Fund shares by simply sending a written request to the Transfer Agent.  Please provide the name of the Fund, account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all shareholders whose names appear on the account registration.  Redemption requests will not become effective until all documents have been received in good form by the Fund.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).  Shareholders should contact the Fund for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Telephone or Wire Redemption.  You may redeem Fund shares by telephone unless you declined telephone redemption privileges on your Account Application.  You may also request telephone redemption privileges after your account is opened by calling the Transfer Agent at 1-800-540-6807 for additional information.  A signature guarantee or a signature verification from a Signature Verification Program member or other acceptable form of authentication from a financial institution source will be required of shareholders in order to qualify for or to change telephone redemption privileges on an existing account.  If you have a retirement account, you may not redeem shares by telephone.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Transfer Agent by telephone, you may also mail the requests to the Fund at the address listed under “Contacting the Fund.”  Once a telephone transaction has been placed, it cannot be canceled or modified.

You may redeem up to $100,000 in shares by calling the Transfer Agent at 1-800-540-6807 prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on the Fund’s records.  Per your request, redemption proceeds may be wired or may be sent by electronic funds transfer via the ACH network to your pre-designated bank account.  The minimum amount that may be wired is $2,500.  You will not incur any charge when proceeds are sent via the ACH network; however, most ACH transfers require two days for the bank account to receive credit.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request.

Prior to executing instructions received to redeem shares by telephone, the Fund will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Fund or their agents follow these procedures, they cannot be held liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized request.  The Fund may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

24

Your Account – How to Sell Shares

Systematic Withdrawal Program.  The Fund offers a Systematic Withdrawal Program (“SWP”) whereby shareholders or their representatives may request a redemption in a predetermined amount each month or calendar quarter.  Proceeds can be sent via check to the address on the account or proceeds can be sent by electronic funds transfer via the ACH network to a designated bank account.  To start this program, your account must have Fund shares with a value of at least $2,500, and the minimum amount that may be withdrawn each month or quarter is $250.  This program may be terminated or modified by a shareholder or the Fund at any time without charge or penalty.

A withdrawal under the SWP involves a redemption of Fund shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call 1-800-540-6807 for additional information regarding the SWP.

Exchange Privileges

You may exchange your Fund shares of the same class for shares of certain other Brown Advisory Funds.  Be sure to confirm with the Transfer Agent that the Fund into which you exchange is available for sale in your state.  Not all Funds available for exchange may be available for purchase in your state.  Because exchanges are a sale and purchase of shares, they may have tax consequences.

If you exchange Institutional Shares or Advisor Shares within 14 days from the date of purchase, you will be charged a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions.  See Redemption/Exchange Fee on page 27 for additional information.

Requirements.  You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number).  There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges (See “Tools to Combat Frequent Transaction”).  You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application.  You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

25

Exchanging Shares
Through a Financial Intermediary	• Contact your Financial Intermediary
By Mail
• Prepare a written request including:
• Your name(s) and signature(s)
• Your account number
• The names of each fund (and class) you are exchanging
• The dollar amount or number of shares you want to sell (and exchange)
• Open a new account and complete an account application if you are requesting different shareholder privileges
• Mail us your request and documentation.

By Telephone
• Call us with your request (unless you declined telephone redemption privileges on your account application)
• Provide the following information:
• Your account number
• Exact name(s) in which account is registered
• Additional form of identification.

26

Your Account

Account and Transaction Polices
Redemption/Exchange Fee.  The sale of Institutional Shares and Advisor Shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged within 14 days from the date of purchase.  The Fund uses the “first in first out” (“FIFO”) method to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies.  The redemption/exchange fee is charged for the benefit of its long-term shareholders and is deducted from your proceeds and retained by the Fund to help offset transaction costs.  The Fund reserves the right to waive redemption/exchange fees, withdraw exceptions, or otherwise modify the terms of the redemption/exchange fee at its discretion at any time, to the extent permitted by law.

There are limited exceptions to the imposition of the redemption fee.  The following redemptions are exempt from application of the redemption fee:

•	Redemptions in a deceased shareholder account if such an account is registered in the deceased’s name

•	Redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration)

•	Redemptions of shares purchased through a dividend reinvestment program

•	Redemptions pursuant to the Fund’s systematic programs

•	Redemptions in qualified retirement plans under Section 401(a) of the Internal Revenue Code (“IRC”), and plans operating consistent with 403(a), 403(b), 408, 408(A), 457, 501(c) and 223(d) of the IRC.

Although the Fund has the goal of applying this redemption/exchange fee to most redemptions of shares held for less than 14 days, the Fund may not always be able to track short-term trading effected through Financial Intermediaries in non-disclosed or omnibus accounts.  While the Fund has entered into information sharing agreements with such Financial Intermediaries as described under “Tools to Combat Frequent Transactions” which contractually require such Financial Intermediaries to provide the Fund with information relating to its customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and may not always be able to track short-term trading effected through these Financial Intermediaries.  In addition, because the Fund is required to rely on information provided by the Financial Intermediary as to the applicable redemption/exchange fee, the Fund cannot ensure that the Financial Intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund’s policies.

Tools to Combat Frequent Transactions.  The Fund is intended for long-term investors and does not accommodate frequent transactions.  Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  The Board has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  In addition, the Fund discourages excessive, short-term trading and other abusive trading practices and the Fund may use a variety of techniques to monitor trading activity and detect abusive trading practices.  These steps may include, among other things, the imposition of redemption fees, if necessary, monitoring trading activity, or using fair value pricing when appropriate, under procedures as adopted by the Board when the Advisor determines current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by the Fund in its sole discretion.

27

Your Account – Account and Transaction Policies

In an effort to discourage abusive trading practices and minimize harm to the Fund and its shareholders, the Fund reserves the right, in its sole discretion, to reject any purchase order, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Advisor to be harmful to the Fund) and without prior notice.  The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund’s performance.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Fund seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.  Except as noted in the Prospectus, the Fund applies all restrictions uniformly in all applicable cases.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Fund’s receive purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  However, the Fund will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Fund has entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Fund, at the Fund’s request, certain information relating to its customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Proceeds.  Proceeds will generally be sent no later than seven calendar days after the Fund receives your redemption request.  If elected on your account application, you may have the proceeds of the redemption request sent by check to your address of record, by wire to a pre-determined bank, or by electronic funds transfer via the ACH network to the bank account designated by you on your fund account application.  When proceeds are sent via the ACH network, the funds are usually available in your bank account in 2-3 business days.

Check Clearance.  The proceeds from a redemption request may be delayed up to 15 calendar days from the date of the receipt of a purchase check until the check clears.  If the check does not clear, you will be responsible for any losses suffered by the Fund as well as a $25 service charge imposed by the Transfer Agent.  This delay can be avoided by purchasing shares by wire.

Suspension of Redemptions.  We may temporarily suspend the right of redemption or postpone payments under certain emergency circumstances or when the SEC orders a suspension.

28

Your Account – Account and Transaction Policies

Signature Guarantees.  The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  A signature guarantee of each owner is required in the following situations:

•	For all redemption requests in excess of $100,000;

•	If a change of address request has been received by the Transfer Agent within the last 30 days;

•	When requesting a change in ownership on your account; and

•	When redemption proceeds are payable or sent to any person, address or bank account not on record.

In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.  Non-financial transactions including establishing or modifying certain services on an account may require a signature verification from a Signature Verification Program member or other acceptable form of authentication from a financial institution source.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Customer Identification Program.  Please note that, in compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the Account Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  If you do not supply the necessary information, the Transfer Agent may not be able to open your account.  Please contact the Transfer Agent at 1-800-540-6807 if you need additional assistance when completing your application.  If the Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Fund reserves the right to temporarily limit additional share purchases, close your account or take any other action they deem reasonable or required by law.

No Certificates.  The Fund does not issue share certificates.

Right to Reject Purchases.  The Fund reserves the right to reject any purchase in whole or in part.  We may cease taking purchase orders for the Fund at any time when we believe that it is in the best interest of our current shareholders.  The purpose of such action is to limit increased Fund expenses incurred when certain investors buy and sell shares of the Fund for the short-term when the markets are highly volatile.

Redemption In-Kind.  The Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”).  It is not expected that the Fund would do so except during unusual market conditions.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Small Accounts.  To reduce our expenses, if the value of your account falls below $1,000 (excluding Qualified Retirement Accounts) with respect to Institutional Shares or $500 (excluding Qualified Retirement Accounts) with respect to Advisor Shares, the Fund may ask you to increase your balance.  If after 60 days, the account value is still below $1,000 (excluding Qualified Retirement Accounts) for Institutional Shares or $500 (excluding Qualified Retirement Accounts) for Advisor Shares, the applicable Fund may close your account and send you the proceeds.  The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account’s market value.  There are no minimum balance requirements for Qualified Retirement Accounts.

29

Your Account – Account and Transaction Policies

Householding.  In an effort to decrease costs, the Fund will reduce the number of duplicate Prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the Transfer Agent toll free at 1-800-540-6807  to request individual copies of these documents.  The Funds will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Confirmations.  If you purchase shares directly from any Fund, you will receive monthly statements detailing Fund balances and all transactions completed during the prior month and a confirmation of each transaction.  Automatic reinvestments of distributions and systematic investments/withdrawals may be confirmed only by monthly statement.  You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and monthly statements.

Portfolio Holdings.  A description of the Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the Fund’s SAI.

Policy on Prohibition of Foreign Shareholders.  Shares of the Fund have not been registered for sale outside of the United States.  Accordingly, the Fund requires that all shareholders must be U.S. persons with a valid U.S. taxpayer identification number to open an account with the Fund.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.  The Fund reserves the right to close the account within 5 business days if clarifying information or documentation is not received.

Canceled or Failed Payments.  The Fund accepts checks and ACH transfers at full value subject to collection.  If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled within 2 business days of bank notification.  You will be responsible for any actual losses or expenses incurred by the Fund or the Transfer Agent as a result of the cancellation, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.  The Fund and its agents have the right to reject or cancel any purchase or exchange (purchase side only) due to nonpayment.

Lost Accounts.  The Transfer Agent may consider your account “lost” if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the Transfer Agent receives your new address.  When an account is “lost,” all distributions on the account will be reinvested in additional Fund shares.  In addition, the amount of any outstanding cash distribution checks (unpaid for six months or more) or checks that have been returned to the Transfer Agent will be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.

Unclaimed Property.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your State’s abandoned property laws.

30

Distributions and Taxes

Distributions
The Fund declares distributions from net investment income at least annually.  Any net capital gain realized by the Fund will be distributed at least annually.  The Fund may make an additional payment of dividends or distributions if it deems it desirable at other times during any year.

All distributions of the Fund are reinvested in additional shares, unless you choose one of the following options:

(1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; (2) receive all distributions in cash; or
(3) reinvest dividends in additional Fund shares while receiving capital gain distributions in cash.

For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.  Shares become entitled to receive distributions on the day after the shares are issued.

If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current NAV and to reinvest all subsequent distributions.

Taxes
The Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As a regulated investment company, the Fund will not be subject to federal income tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.

The Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise taxes.

You will generally be taxed on the Fund’s distributions, regardless of whether you reinvest them or receive them in cash.  The Fund’s distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income.  The Fund’s distributions of long-term capital gain, if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares.  Distributions may also be subject to certain state and local taxes.  Some Fund distributions may also include nontaxable returns of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

A portion of the Fund’s distributions may be treated as “qualified dividend income,” taxable to individuals at a maximum Federal tax rate of 15% (0% for individuals in lower tax brackets) through 2012.  A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met by the Fund and the shareholder.  To the extent the Fund’s distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income.  The Fund’s distributions of dividends that it receives from REITs generally do not constitute “qualified dividend income.”

31

Distributions of capital gain and distributions of net investment income reduce the NAV of the Fund’s shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.  You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares.  Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets.  Any capital gain or loss will generally be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange, and otherwise as short-term capital gain.  Any capital loss arising from the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions with respect to those shares.

The Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions and redemption proceeds otherwise payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding.  Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability, so long as you provide the required information or certification.  Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.

After December 31 of each year, the Fund will mail you reports containing information about the income tax classification of distributions paid during the year.

For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

32

Distributions and Taxes

Index Descriptions

The Russell 2000® Index measures the performance of the smallest 2,000 companies in the Russell 3000® Index and represents approximately 8% of the total market capitalization of the Russell 3000® Index.

33

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Fund for the past 5 years.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.  The information presented in the table below for the year ended May 31, 2010, the period ended June 30, 2010 and the year ended June 30, 2011 has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.  Prior to May 31, 2010, the information in the tables below was audited by the Fund’s previous independent registered public accounting firms.  The financial highlights tables on the following pages reflect selected per share data and ratios for a share outstanding of the Fund throughout each period.

34

Brown Advisory Small Companies Fund

INSTITUTIONAL SHARES
	Year/Period Ended:
	June 30, 2011	June 30, 2010(f)	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2007

Net Asset Value, Beginning Period	$10.11	$10.58	$8.31	$12.07	$15.72	$14.09

Net Investment Income (Loss)(a)	0.08	0.01	0.03	(0.01)	(0.03)	0.12
Net Realized and Unrealized Gains (Losses)	3.10	(0.47)	2.26	(3.47)	(2.25)	2.30
Total from Investment Operations	$3.18	$(0.46)	$2.29	$(3.48)	$(2.28)	$2.42

Distributions:
from Net Investment Income	(0.09)	(0.01)	(0.02)	—	(0.02)	(0.08)
from Net Realized Gains	—	—	—	(0.28)	(1.35)	(0.71)
from Return of Capital	(0.02)	—	—	—(g)	—	—
Total Distributions to Shareholders	$(0.11)	(0.01)	(0.02)	(0.28)	(1.37)	(0.79)
Redemption fees(a)	—	—	—	—	—	—
Net Asset Value, End of Period	$13.18	$10.11	$10.58	$8.31	$12.07	$15.72
Total Return	31.49%	(4.33)%(b)	27.59%	(28.52)%	(14.97)%	17.71%

Net assets at End of Period (000’s Omitted)	$73,556	$71,778	$76,043	$58,583	$122,737	$145,656

Ratios to Average Net Assets:
Net Investment Income (Loss)	0.64%	1.65%(c)	0.28%	(0.09)%	(0.25)%	0.86%
Net Expenses	1.23%	1.29%(c)	1.37%	1.37%	1.26%	1.27%
Gross Expenses(d)	1.23%	1.29%(c)	1.37%	1.37%	1.27%	1.27%

Portfolio Turnover Rate	32%	3%(b)	57%	76%	65%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(e)	Less than $0.01 per share.
(f)	Effective June 1, 2010, the Fund changed its fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 through June 30, 2010.

35

Brown Advisory Small Companies Fund

ADVISOR SHARES
	Year/Period Ended:
	June 30, 2011	June 30, 2010(g)	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2007

Net Asset Value, Beginning Period	$9.96	$10.42	$8.20	$11.98	$15.67	$14.08

Net Investment Income (Loss)(a)	0.02	0.01	(0.02)	(0.05)	(0.11)	0.04
Net Realized and Unrealized Gains (Losses)	3.05	(0.47)	2.24	(3.45)	(2.23)	2.28
Total from Investment Operations	$3.07	$(0.46)	$2.22	$(3.50)	$(2.34)	$2.32

Distributions:
from Net Investment Income	(0.03)	—	—(f)	—	—	(0.02)
from Net Realized Gains	—	—	—	(0.28)	(1.35)	(0.71)
from Return of Capital	(0.01)	—	—	—	—	—
Total Distributions to Shareholders	$(0.04)	$—	$—(f)	$(0.28)	$(1.35)	$(0.73)
Net Asset Value, End of Period	$12.99	$9.96	$10.42	$8.20	$11.98	$15.67
Total Return(b)	30.84%	(4.41)%(c)	27.09%	(28.94)%	(15.39)%	16.96%

Net Assets at End of Period (000’s Omitted)	$339	$337	$356	$431	$781	$873

Ratios to Average Net Assets:
Net Investment Income (Loss)	0.13%	1.20%(d)	(0.19)%	(0.57)%	(0.84)%	0.30%
Net Expenses	1.74%	1.74%(d)	1.83%	1.85%	1.85%	1.85%
Gross Expenses(e)	1.74%	1.74%(d)	1.83%	2.38%	2.55%	5.22%

Portfolio Turnover Rate	32%	3%(c)	57%	76%	65%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not include the effects of sales charges.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or expense reimbursements.
(f)	Less than $0.01 per share.
(g)	Effective June 1, 2010, the Fund changed its fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 through June 30, 2010.

36

BROWN ADVISORY SMALL COMPANIES FUND Institutional Shares Advisor Shares

FOR MORE INFORMATION

Annual/Semi-Annual Reports
Additional information about the Fund’s investments is available in the Fund’s annual/semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)
The SAI provides more detailed information about the Fund and is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund

You can get free copies of the Prospectus, SAI and annual/semi-annual reports or other information by visiting the Fund’s website at www.brownadvisoryfunds.com or by contacting the Fund at:

Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
800-540-6807 (toll free)

Securities and Exchange Commission Information

You can also review the Fund’s annual/semi-annual reports, the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission (“SEC”). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by visiting the SEC’s website www.sec.gov or e-mailing or writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549
E-mail address: publicinfo@sec.gov

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202-5207

Investment Company Act File No. 811-05037

STATEMENT OF ADDITIONAL INFORMATION

BROWN ADVISORY FUNDS
October 31, 2011

Investment Advisor:

Brown Investment Advisory
Incorporated
901 S. Bond Street
Suite 400
Baltimore, MD 21231

Account Information and Shareholder Services:

Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 540-6807

Brown Advisory Growth Equity Fund Institutional Shares (BIAGX) Advisor Shares (BAGAX)	Brown Advisory Value Equity Fund Institutional Shares (BIAVX) Advisor Shares (BAVAX)
Brown Advisory Flexible Value Fund Institutional Shares (BIAFX) Advisor Shares (BAFVX)	Brown Advisory Small-Cap Growth Fund Institutional Shares (BIASX) Advisor Shares (BASAX) D Shares (BIAAX)
Brown Advisory Small-Cap Fundamental Value Fund Institutional Shares (BIAUX) Advisor Shares (BAUAX)	Brown Advisory Opportunity Fund Institutional Shares (BIAOX) Advisor Shares
Brown Advisory Intermediate Income Fund Institutional Shares (BIAIX) Advisor Shares (BIATX)	Brown Advisory Maryland Bond Fund Institutional Shares (BIAMX)

This Statement of Additional Information (the “SAI”) provides additional information to the Prospectus dated October 31, 2011, as may be amended from time to time, offering shares of the Brown Advisory Growth Equity Fund (Institutional and Advisor Shares), Brown Advisory Value Equity Fund (Institutional and Advisor Shares), Brown Advisory Flexible Value Fund (Institutional and Advisor Shares), Brown Advisory Small-Cap Growth Fund (Institutional, Advisor Shares and D Shares), Brown Advisory Small-Cap Fundamental Value Fund (Institutional and Advisor Shares), Brown Advisory Opportunity Fund (Institutional and Advisor Shares), Brown Advisory Maryland Bond Fund (Institutional Shares) and Brown Advisory Intermediate Income Fund (Institutional and Advisor Shares), each a series of Professionally Managed Portfolios, a registered, open-end management investment company (the “Trust”).  D Shares of Brown Advisory Small-Cap Growth Fund and Advisor Shares of Brown Advisory Opportunity Fund are not publicly offered.  This SAI is not a prospectus and should only be read in conjunction with the Prospectus.  You may obtain the Prospectus without charge by contacting U.S. Bancorp Fund Services, LLC at the address or telephone number listed above or by visiting the Funds’ website at www.brownadvisoryfunds.com.

Financial Statements for the Funds for the fiscal year ended June 30, 2011 included in the Annual Report to shareholders, are incorporated into this SAI by reference.  Copies of the Annual Report may be obtained, without charge, upon request by contacting U.S. Bancorp Fund Services, LLC at the address or telephone number listed above.

GLOSSARY	1
THE TRUST	2
INVESTMENT POLICIES AND RISKS	4
INVESTMENT LIMITATIONS	22
MANAGEMENT	25
PORTFOLIO TRANSACTIONS	42
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	46
TAXATION	48
OTHER MATTERS	53
APPENDIX A – DESCRIPTION OF SECURITIES RATINGS	59

GLOSSARY

As used in this SAI, the following terms have the meanings listed:

“Accountant” means U.S. Bancorp Fund Services, LLC.

“Administrator” means U.S. Bancorp Fund Services, LLC.

“Advisor” means Brown Investment Advisory Incorporated, the Funds’ investment advisor.

“Board” means the Board of Trustees of the Trust.

“Bond Fund” means each of Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund.

“CFTC” means Commodities Future Trading Commission.

“Code” means the Internal Revenue Code of 1986, as amended the rules thereunder, IRS interpretations and any private letter rulings or similar authority upon which the Funds may rely.

“Custodian” means U.S. Bank National Association.

“Distributor” means Quasar Distributors, LLC.

“Equity Fund” means each of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund and Brown Advisory Opportunity Fund.

“Fund” means each of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund.

“Independent Trustee” means a Trustee that is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

“IRS” means U.S. Internal Revenue Service.

“Moody’s” means Moody’s Investors Service.

“NAV” means net asset value per share.

“NRSRO” means a nationally recognized statistical rating organization.

“SAI” means Statement of Additional Information.

“SEC” means the U.S. Securities and Exchange Commission.

“S&P” means Standard & Poor’s Corporation, a division of the McGraw Hill Companies.

“Transfer Agent” means U.S. Bancorp Fund Services, LLC.

“Trust” means Professionally Managed Portfolios.

“U.S.” means United States.

“USBFS” means U.S. Bancorp Fund Services, LLC

“U.S. Government Securities” means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

“1933 Act” means the Securities Act of 1933, as amended, and including rules and regulations as promulgated thereunder.

“1934 Act” means the Securities Exchange Act of 1934, as amended, and including rules and resolutions as promulgated thereunder.

“1940 Act” means the Investment Company Act of 1940, as amended, and including rules and regulations SEC interpretations and any exemptive order applicable to the Funds or interpretive relief promulgated thereunder.

1

THE TRUST

The Trust is a Massachusetts business trust organized on February 24, 1987, and is registered with the SEC as an open-end management investment company.  Prior to May of 1991, the Trust was known as the Avondale Investment Trust.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Funds.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations.  However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Funds’ assets for any shareholder held personally liable for obligations of the Funds or the Trust.  The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Funds or the Trust and satisfy any judgment thereon.  All such rights are limited to the assets of the Funds.  The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.  However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and a Fund itself is unable to meet its obligations.

Fund History

The Funds are each diversified series of the Trust except the Brown Advisory Maryland Bond Fund, which is a non-diversified series of the Trust. Please see the Prospectus for a discussion of the principal investment policies and risks of investing in each Fund.

On March 5, 2010, the Board of Trustees of Forum Funds (“Forum Funds Trust”) approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of the Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund, the predecessor funds within the Forum Funds Trust into the Funds of the Trust described in this SAI.  The effective date of the reorganization was the close of business on April 9, 2010.

The Funds, each a series of the Trust, commenced operations on April 12, 2010 as successors to the Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund, each a series of Forum Funds Trust.

Prior to October 1, 2008, the Brown Advisory Flexible Value Fund was named Flag Investors – Equity Opportunity Fund.

Effective April 25, 2006, A Shares of Brown Advisory Small-Cap Growth Fund issued and outstanding as of that date were renamed D Shares.  As of that same date, a new A Shares class of Brown Advisory Small-Cap Growth Fund commenced operation and the Fund ceased the public offering of the newly re-named D Shares.  This means that D Shares are closed to new investors and current shareholders may not purchase additional shares.

On December 30, 2005, The Nevis Fund, Inc. (the “Nevis Predecessor Fund”), a registered investment company, reorganized with and into the Brown Advisory Opportunity Fund.  The Nevis Predecessor Fund maintained the same investment objective and similar investment policies to that of the Fund.  The performance and financial information of the Fund’s Institutional Shares for periods prior to December 30, 2005 is that of the Nevis Predecessor Fund.

2

Prior to April 30, 2004, the Brown Advisory Intermediate Income Fund was named the Brown Advisory Intermediate Bond Fund.  Prior to November 18, 2002, the Fund was named the BrownIA Intermediate Bond Fund.

Prior to November 18, 2002, the Brown Advisory Small-Cap Growth Fund was named the BrownIA Small-Cap Growth Fund and the Brown Advisory Growth Equity Fund was named the BrownIA Growth Equity Fund. .

On September 20, 2002, the Short-Intermediate Income Fund, Inc. reorganized with and into Brown Advisory Intermediate Income Fund.  The Short-Intermediate Income Fund maintained the same investment objective and similar investment policies to that of the Fund.  The performance and financial information of the Fund’s Institutional and A Shares for periods prior to September 20, 2002 is that of the Institutional and A Shares, respectively, of the Short-Intermediate Income Fund.

The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series of the Trust, except for the other Brown Advisory Funds and the Winslow Green Growth Fund, each offered in separate Prospectuses and SAIs.  The Funds’ Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

3

INVESTMENT POLICIES AND RISKS

Equity Securities

Common and Preferred Stock

General. Each Equity Fund may invest in common stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

The U.S. Government, the Federal Reserve, the Treasury, the SEC, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions to address the financial crisis.  These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act”, which was signed into law on July 21, 2010 and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC.  Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Fund is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Fund.  Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

Each of the Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund and Brown Advisory Opportunity Fund may invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

Risks. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. If you invest in a Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

Convertible Securities

General. Each Equity Fund may invest in convertible securities. Brown Advisory Flexible Value Fund may also invest in U.S. or foreign securities convertible into foreign common stock. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Convertible securities rank senior to common stock in a company’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.
A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

4

Risks. Investment in convertible securities generally entails less risk than an investment in the issuer’s common stock. Convertible securities are typically issued by smaller capitalization companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

Security Ratings Information. Each Equity Fund’s investments in convertible securities are subject to the credit risk relating to the financial condition of the issuers of the securities that each Fund holds. To limit credit risk, each of the Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund and Brown Advisory Opportunity Fund may only invest in: (1) convertible securities that are rated “Baa” or higher by Moody’s or “BBB” or higher by S&P at the time of purchase; and (2) preferred stock rated “baa” or higher by Moody’s or “BBB” or higher by S&P at the time of purchase. Each Fund may purchase unrated convertible securities and preferred stock if, at the time of purchase, the Advisor believes that they are of comparable quality to rated securities that the Fund may purchase.

Unrated securities may not be as actively traded as rated securities. An Equity Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Advisor to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Advisor determines that retaining such security is in the best interests of the Equity Fund. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

Moody’s, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. Each Equity Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Advisor will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer’s current financial condition may be better or worse than a rating indicates.

Credit ratings for debt securities provided by rating agencies evaluate the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. See Appendix A for additional information on credit ratings.

Warrants

General. Each of the Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund and Brown Advisory Opportunity Fund may invest in warrants. Warrants are securities, typically issued with preferred stock or bonds that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

5

Risks. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

Depositary Receipts

General. Each Equity Fund may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), Holding Company Depositary Receipts (“HOLDRs”), New York Registered Shares (“NYRs”) or American Depositary Shares (“ADSs”). ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. EDRs are issued by European financial institutions and typically trade in Europe and GDRs are issued by European financial institutions and typically trade in both Europe and the United States. HOLDRs trade on the American Stock Exchange and are fixed baskets of U.S. or foreign stocks that give an investor an ownership interest in each of the underlying stocks. NYRs, also known as Guilder Shares since most of the issuing companies are Dutch, are dollar-denominated certificates issued by foreign companies specifically for the U.S. market. ADSs are shares issued under a deposit agreement that represents an underlying security in the issuer’s home country. (An ADS is the actual share trading, while an ADR represents a bundle of ADSs.) Each Fund invests in depositary receipts in order to obtain exposure to foreign securities markets. For purposes of a Fund’s investment policies, the Fund’s investment in an ADR will be considered an investment in the underlying securities of the applicable foreign company.

Risks. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs of a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

Foreign Securities

Each Equity Fund may invest in foreign securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of a Fund’s assets. Brown Advisory Intermediate Income Fund may invest up to 10% of its net assets in non-US dollar denominated securities including debt obligations denominated in foreign or composite currencies (such as the European Currency Unit) issued by (1) foreign national, provincial, state or municipal governments or their political subdivisions; (2) international organizations designated or supported by governmental entities (e.g., the World Bank and the European Community); (3) non-dollar securities issued by the U.S. Government; and (4) foreign corporations.

In addition, interest and dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Some foreign brokerage commissions and custody fees are higher than those in the U.S. Foreign accounting, auditing and financial reporting standards differ from those in the U.S. and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by a Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies and a Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after a Fund’s income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

6

Options and Futures

General

Each of the Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund and Brown Advisory Opportunity Fund may (1) purchase or write options on securities in which it may invest or on market indices based in whole or in part on the securities in which it may invest; (2) invest in futures contracts on market indices based in whole or in part on securities in which it may invest; and (3) purchase or write put and call options on these futures contracts. Brown Advisory Maryland Bond Fund may invest in futures contracts on indices based in whole or in part on the securities in which it may invest including municipal bond futures and Treasury bond and note futures. A Fund will participate in such transactions to enhance the Fund’s performance or hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase.

Options purchased or written by a Fund must be traded on an exchange or over-the-counter. Options and futures contracts are considered to be derivatives. Use of these instruments is subject to regulation by the SEC, the options and futures exchanges on which futures and options are traded or by the CFTC. No assurance can be given that any hedging or income strategy will achieve its intended result.

Currently, most Funds do not have any intention of investing in options or futures for purposes other than for hedging or equitizing cash. The Brown Advisory Small-Cap Fundamental Value Fund may invest in options and futures for purposes of achieving its investment objective, portfolio management, risk mitigation, hedging, equitizing cash or for purposes of enhancing total return. If a Fund will be financially exposed to another party due to its investments in options or futures, the Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require and will maintain either: (1) an offsetting (“covered”) position in the underlying security or an offsetting option or futures contract; or (2) cash, receivables and/or liquid debt securities with a value sufficient at all times to cover its potential obligations. A Fund will set aside cash, liquid securities and other permissible assets (“Segregated Assets”) on the books and records of the Fund’s Custodian. Segregated Assets cannot be sold or closed out while the hedging strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund’s assets could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Each Fund has filed a notice with the National Futures Association claiming exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “Act”) and therefore each Fund is not subject to registration or regulation as a commodity pool operator under the Act.

Options and Futures Contracts

Options on Securities. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

Options on Stock Indices. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional options on securities except that stock index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

7

Options on Foreign Currency (Brown Advisory Small-Cap Fundamental Value Fund). Options on foreign currency operate in the same way as more traditional options on securities except that currency options are settled exclusively in the currency subject to the option. The value of a currency option is dependent upon the value of the currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, a Fund may be disadvantaged by having to deal in an odd lot market (generally consisting in transactions of less than $1 million) for the underlying currencies at prices that are less favorable than round lots. To the extent that the U.S. options markets are closed while the market for the underlying currencies are open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Options on Futures. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell a security, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

Futures Contracts and Index Futures Contracts. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash or an underlying debt security, as called for in the contract, at a specified date and at an agreed upon price.

An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and at the price designated by the futures contract. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

A municipal bond futures contract is based on the value of the Bond Buyer Index (“BBI”) which is comprised of 40 actively traded general obligation and revenue bonds. The rating of a BBI issue must be at least “A.” To be considered, the issue must have at least 19 years remaining to maturity, a first call date between 7 and 16 years, and at least one call at par prior to redemption. No physical delivery of the securities is made in connection with municipal bond futures. Rather these contracts are usually settled in cash if they are not closed out prior to their expiration date.

A Treasury bond futures contract is based on the value of an equivalent 20-year, 6% Treasury bond. Generally, any Treasury bond with a remaining maturity or term to call of 15 years as of the first day of the month in which the contracts are scheduled to be exercised will qualify as a deliverable security pursuant to a Treasury bond futures contract. A Treasury note futures contract is based on the value of an equivalent 10-year, 6% Treasury note. Generally, any Treasury note with a remaining maturity or term to call of 6 1/2 years or 10 years, respectively, as of the first day of the month in which the contracts are scheduled to be exercised will qualify as a deliverable security pursuant to Treasury note futures contract.

Since a number of different Treasury notes will qualify as a deliverable security upon the exercise of the option, the price that the buyer will actually pay for those securities will depend on which ones are actually delivered. Normally, the exercise price of the futures contract is adjusted by a conversion factor that takes into consideration the value of the deliverable security if it were yielding 6% as of the first day of the month in which the contract is scheduled to be exercised.

Risks of Options and Futures Transactions

There are certain investment risks associated with options and futures transactions. These risks include: (1) dependence on the Advisor’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which a Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund’s ability to limit exposures by closing its positions. The potential loss to a Fund from investing in certain types of futures transactions is unlimited.

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Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by a Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices or related options during a single trading day. A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. A Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. A Fund’s activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce a Fund’s yield.

Illiquid and Restricted Securities

Illiquid Securities.  Each Fund may not invest more than 15% of the value of its net assets in illiquid securities.  The Advisor will monitor the amount of illiquid securities in the Funds’ portfolios, under the supervision of the Board, to ensure compliance with each Fund’s investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days.  As described below, in some cases, securities subject to legal or contractual restrictions on resales may not be deemed to be illiquid (see “Restricted Securities” below).  Mutual funds do not typically hold a significant amount of these illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Funds might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days.

Restricted Securities.  The Funds may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act.  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” the Funds may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  The Funds may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  The Advisor will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Advisor, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, a Fund’s holdings of illiquid securities will be reviewed to determine what action, if any, is appropriate.  A Fund may determine that it is appropriate to continue to hold such instrument for a period of time to avoid a distressed sale which would be harmful to shareholders.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and a Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  A Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

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Determination of Liquidity

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Valuation Committee and the Advisor, pursuant to guidelines approved by the Board. The Advisor determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. In making such determinations they take into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Advisor may determine that the securities are liquid.

Investment Company Securities

Open-End and Closed-End Investment Companies

General. Brown Advisory Small-Cap Fundamental Value Fund and Brown Advisory Opportunity Fund may invest in other open-end and closed-end investment companies consistent with the Fund’s investment objectives and strategies. Each Fund may also invest in money market mutual funds, pending investment of cash balances. Each Fund will limit its investment in the securities of other open-end and closed-end investment companies to the extent permitted by the 1940 Act. With certain exceptions, such provisions generally permit the Funds to invest up to 5% of their assets in another investment company, up to 10% of their assets in investment companies generally and hold up to 3% of the shares of another investment company. The Funds’ investment in other investment companies may include money market mutual funds, which are not subject to the percentage limitations set forth above.

Risks. Each Fund, as a shareholder of another investment company, will bear its pro-rata portion of the other investment company’s advisory fee and other expenses, in addition to its own expenses and will be exposed to the investment risks associated with the other investment company. To the extent that the Fund invests in closed-end companies that invest primarily in the common stock of companies located outside the United States, see the risks related to foreign securities set forth in the section entitled “Investment Policies and Risks – Equity Securities – Foreign Securities Risks” above.

Exchange-Traded Funds and Exchange-Traded Notes

General. The Equity Funds may invest in exchange-traded funds (“ETFs”).  ETFs are investment companies that are bought and sold on a securities exchange.  An ETF represents a fixed portfolio of securities designed to track a particular market segment or index.  The Equity Funds may also invest in exchange-traded notes (“ETNs”), which are structured debt securities. Whereas ETFs’ liabilities are secured by their portfolio securities, ETNs’ liabilities are unsecured general obligations of the issuer. Most ETFs and ETNs are designed to track a particular market segment or index. ETFs and ETNs have expenses associated with their operation, typically including, with respect to ETFs, advisory fees. When the Equity Funds invest in an ETF or ETN, in addition to directly bearing expenses associated with its own operations, it will bear its pro rata portion of the ETF’s or ETN’s expenses.  An Equity Fund’s investments in ETFs are also subject to the limitations on investments in other investment companies discussed above.

Risks. The risks of owning an ETF or ETN generally reflect the risks of owning the underlying market segment or index it is designed to track. Lack of liquidity in an ETF, however, could result in it being more volatile than the underlying portfolio of securities. In addition, a Fund will incur expenses in connection with investing in ETFs and ETNs that may increase the cost of investing in the ETF or ETN versus the cost of directly owning the securities in the ETF or an ETN. The value of an ETN security should also be expected to fluctuate with the credit rating of the issuer.

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Trust Securities and Unit Investment Trusts

General. The Equity Funds may invest in trusts and unit investment trusts (“UITs”), including HOLDRS. HOLDRS are trust-issued receipts that represent beneficial ownership in the specific group of stocks held by the issuing trust. UITs are registered investment companies that are similarly unmanaged, or passively managed, and as such generally hold a static portfolio of securities, or track an index. The liabilities of trusts (including HOLDRS trusts) and UITs incur some expenses in connection with their operations; thus, when the Fund invests in a trust, HOLDR or UIT, in addition to directly bearing expenses, associated with its own operations, it will bear its pro rata portion of the trust’s. HOLDRS’ or UIT’s expenses. Like ETFs, HOLDRS are exchange-listed and, therefore, may be purchased and sold on the secondary market.

Risks. The risks of owning a trust security (including a HOLDR) or a UIT security generally reflect the risks of owning the securities in the trust or UIT’s portfolio. Due to the unmanaged or passively managed nature or such vehicles, the relative weights of their portfolio securities may change over time, resulting in a change in the nature of the investment. In addition, due to the additional expenses associated with trusts (including HOLDRS trusts) and UITs, it may be more costly to own their securities than it would be directly to own their portfolio securities. In addition, there could be a lack of liquidity in the secondary market for HOLDRS, which could cause the market for HOLDRS to be more volatile than the market for the underlying portfolio securities.

Other Pooled Investment Vehicles

General. Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund and Brown Advisory Small-Cap Fundamental Value Fund may invest in pooled investment vehicles, including limited partnerships. Examples of such vehicles include private equity funds and private equity funds of funds. A private equity fund generally invests in non-public companies that the fund’s manager believes will experience significant growth over a certain time period. A private equity fund of funds invests in other private equity funds of the type described. Investments in private equity funds, once made, typically may not be redeemed for several years, though they may be sold to other investors under certain circumstances.

Risks. To the extent that the Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund or Brown Advisory Small-Cap Fundamental Value Fund invest in Pooled Investment Vehicles, such investments may be deemed illiquid. (See “Illiquid and Restricted Securities” for the risks of investing in illiquid securities above). In addition, a Fund will bear its ratable share of such vehicles’ expenses, including its management expenses and performance fees. Performance fees are fees paid to the vehicle’s manager based on the vehicle’s investment performance (or returns) as compared to some benchmark. The fees a Fund pays to invest in a Pooled Investment Vehicle may be higher than the fees it would pay if the manager of the Pooled Investment Vehicle managed the Fund’s assets directly. Further, the performance fees payable to the manager of a Pooled Investment Vehicle may create an incentive for the manager to make investments that are riskier or more speculative than those it might make in the absence of an incentive fee.

Segregated Assets. Under certain circumstances, the Brown Advisory Flexible Value Fund and Brown Advisory Small-Cap Growth Fund may be subject to SEC guidelines regarding asset segregation, or coverage, with respect to investments by a Fund in Pooled Investment Vehicles. A Fund will comply with such SEC guidelines, including, as necessary, by designating on its books or maintaining in a separate account, cash, liquid securities and other permissible assets. As prescribed by SEC guidelines, the value of such assets will be at least equal to each Fund’s commitment to the relevant Pooled Investment Vehicle(s) and will be marked to market daily.

Fixed Income Securities

Municipal Securities

General. Brown Advisory Maryland Bond Fund may invest in municipal securities. Municipal securities are issued by the states, territories and possessions of the United States, their political subdivisions (such as cities, counties and towns) and various authorities (such as public housing or redevelopment authorities), instrumentalities, public corporations and special districts (such as water, sewer or sanitary districts) of the states, territories, and possessions of the United States or their political subdivisions. In addition, municipal securities include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds, that are backed only by the assets and revenues of the non-governmental user (such as hospitals and airports). The Fund may invest up to 5% of its total assets in municipal securities of issuers located in any one territory or possession of the United States.

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Municipal securities are issued to obtain funds for a variety of public purposes, including general financing for state and local governments, or financing for specific projects or public facilities. Municipal securities are classified as general obligation or revenue bonds or notes. General obligation securities are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable from revenue derived from a particular facility, class of facilities, or the proceeds of a special excise tax or other specific revenue source, but not from the issuer’s general taxing power. The Fund will not invest more than 25% of its total assets in a single type of revenue bond. Private activity bonds and industrial revenue bonds do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued.

Municipal leases are entered into by state and local governments and authorities to acquire equipment and facilities such as fire and sanitation vehicles, telecommunications equipment, and other assets. Municipal leases (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

Puerto Rico Municipal Securities. Brown Advisory Maryland Bond Fund may invest in municipal securities issued by U.S. Territories. Investments in the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) require careful assessment of certain risk factors, including reliance on substantial Federal assistance and favorable tax programs that have recently become subject to phase out by Congress. As of September 15, 2009, Puerto Rico’s general obligations were rated Baa3 by Moody’s and as of November 4, 2009 were rated BBB- by S&P.

Maryland Municipal Securities. The Brown Advisory Maryland Bond Fund invests at least 80% of the value of its net assets (plus borrowing for investments purposes) in Maryland bonds, including bonds issues on behalf of the state of Maryland, its local government and public financing authorities.

U.S. Government Securities

General. The Bond Funds, to the extent permitted by the Prospectus, may invest in U.S. Government Securities. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the United States; by the right of the issuer to borrow from the U.S. Treasury; by the discretionary authority of the U.S. Treasury to lend to the issuer; or solely by the creditworthiness of the issuer. Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

Corporate Debt Obligations

General. Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Fundamental Value Fund and Brown Advisory Intermediate Income Fund may invest in corporate debt obligations. Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments. These instruments are used by companies to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months. The Funds may also invest in corporate fixed income securities registered and sold in the U.S. by foreign issuers (Yankee bonds) and those sold outside the U.S. by foreign or U.S. issuers (Eurobonds).

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Mortgage-Backed Securities

General. Brown Advisory Intermediate Income Fund may invest in mortgage-backed securities. Mortgage-backed securities represent interests in a pool of mortgage loans originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by commercial lenders.

Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Fund may purchase pools of adjustable-rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage poolers apply qualification standards to lending institutions, which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Mortgage-backed securities differ from other forms of fixed income securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. Most mortgage-backed securities, however, are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular mortgage-backed security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the mortgages may shorten considerably the securities’ effective maturities.

Government and Agency Mortgage-Backed Securities. The Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Fundamental Value Fund and Brown Advisory Intermediate Income Fund may invest in government agency and mortgage-backed securities. The principal issuers or guarantors of mortgage-backed securities are the Government National Mortgage Association (“GNMA”), Fannie Mae (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). GNMA, a wholly-owned U.S. Government corporation creates pass-through securities from pools of government guaranteed (Farmers’ Home Administration, Federal Housing Authority or Veterans Administration) mortgages. The principal and interest on GNMA pass-through securities are backed by the full faith and credit of the U.S. Government.

FNMA and Freddie Mac are U.S. Government-sponsored corporations and are subject to regulation by the Office of Federal Housing Enterprise Oversight (“OFHEO”). Both issue pass-through securities from pools of conventional and Federally insured and/or guaranteed residential mortgages. FNMA guarantees full and timely payment of all interest and principal, and FHLMC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities. Mortgage-backed securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government.

On September 7, 2008, FNMA and FHLMC were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving FNMA and FHLMC’s assets and property and putting FNMA and FHLMC in a sound and solvent condition. Under the conservatorship, the management of FNMA and FHLMC was replaced. Additionally, FNMA and FHLMC are expected to modestly increase their mortgage-backed security portfolios through the end of 2009 and then gradually reduce such portfolios at the rate of 10 percent per year until stabilizing at a lower, less risky size.

The U.S. Treasury, FHFA and the Federal Reserve acted in collaboration to take the following steps to support the conservatorship. First, the U.S. Treasury and FHFA have established Preferred Stock Purchase Agreements pursuant to which the U.S. Treasury will receive senior preferred equity shares and warrants to ensure that FNMA and FHLMC maintain a positive net worth. FNMA and FHLMC’s common and preferred shareholders will bear any losses ahead of the new government senior preferred shares. Second, the U.S. Treasury has established a new secured lending credit facility which will be available to FNMA and FHLMC to assist the entities in funding their regular business activities in the capital markets, until December 31, 2009. Also, the U.S. Treasury has initiated a program to purchase FNMA and FHLMC mortgage-backed securities through December 31, 2009, to aid mortgage affordability.

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Privately Issued Mortgage-Backed Securities. The Brown Advisory Intermediate Income Fund may invest in privately issued mortgage-backed securities. Mortgage-backed securities offered by private issuers include pass-through securities consisting of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations that are collateralized by mortgage-backed securities issued by GNMA, FNMA or FHLMC or by pools of conventional mortgages of multi-family or of commercial mortgage loans.

Privately-issued mortgage-backed securities generally offer a higher rate of interest (but greater credit and interest rate risk) than securities issued by U.S. Government issuers because there are no direct or indirect governmental guarantees of payment. Many non-governmental issuers or servicers of mortgage-backed securities guarantee or provide insurance for timely payment of interest and principal on the securities. The market for privately-issued mortgage-backed securities is smaller and less liquid than the market for mortgage-backed securities issued by U.S. government issuers.

Stripped Mortgage-Backed Securities. The Brown Advisory Intermediate Income Fund may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are multi-class mortgage-backed securities that are created by separating the securities into their principal and interest components and selling each piece separately. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions in a pool of mortgage assets.

Collateralized Mortgage Obligations. The Brown Advisory Intermediate Income Fund may invest in collateralized mortgage obligations (“CMOs”) that are collateralized by mortgage-backed securities issued by GNMA, FHLMC or FNMA (“Mortgage Assets”). CMOs are multiple-class debt obligations. Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs as they are received, although certain classes (often referred to as “tranches”) of CMOs have priority over other classes with respect to the receipt of mortgage prepayments. Each tranch is issued at a specific or floating coupon rate and has a stated maturity or final distribution date. Interest is paid or accrues in all tranches on a monthly, quarterly or semi-annual basis. Payments of principal and interest on Mortgage Assets are commonly applied to the tranches in the order of their respective maturities or final distribution dates, so that generally, no payment of principal will be made on any tranch until all other tranches with earlier stated maturity or distribution dates have been paid in full.

Risks – Specific to Mortgage-Backed Securities. The value of mortgage-backed securities may be significantly affected by changes in interest rates, the markets’ perception of issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize mortgage-backed securities depends in part upon the ability of the Advisor to forecast interest rates and other economic factors correctly. Some mortgage-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of mortgage-backed securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-backed securities. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location and age of the mortgages and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-backed securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. The volume of prepayments of principal on the mortgages underlying a particular mortgage-backed security will influence the yield of that security, affecting the Fund’s yield. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fund, to the extent it retains the same percentage of fixed income securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of their previous investments. If this occurs, the Fund’s yield will correspondingly decline. Thus, mortgage-backed securities may have less potential for capital appreciation in periods of falling interest rates (when prepayment of principal is more likely) than other fixed income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. A decrease in the rate of prepayments may extend the effective maturities of mortgage-backed securities, increasing their sensitivity to changes in market interest rates. To the extent that the Fund purchases mortgage-backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to an unamortized premium.

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To lessen the effect of the failures by obligors on Mortgage Assets to make payments, CMOs and other mortgage-backed securities may contain elements of credit enhancement, consisting of either (1) liquidity protection; or (2) protection against losses resulting after default by an obligor on the underlying assets and allocation of all amounts recoverable directly from the obligor and through liquidation of the collateral. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of these. The Fund will not pay any additional fees for credit enhancements for mortgage-backed securities, although the credit enhancement may increase the costs of the mortgage-backed securities.

Asset-Backed Securities

General. Brown Advisory Intermediate Income Fund may invest in asset-backed securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Asset-backed securities represent fractional interests in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (for example, credit card) agreements. Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Repayments relating to the assets underlying the asset-backed securities depend largely on the cash flows generated by such assets. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancements associated with the securities. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements including letters of credit, an insurance guarantee, reserve funds and over collateralization. Asset-backed securities have structures and characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks, although often, to a greater extent.

Risks – Specific to Asset-Backed Securities. Like mortgages-backed securities, the collateral underlying asset-backed securities are subject to prepayment, which may reduce the overall return to holders of asset-backed securities. Asset-backed securities present certain additional and unique risks. Primarily, these securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and the technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market’s ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

Variable Amount Master Demand Notes

General. Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Fundamental Value Fund and Brown Advisory Intermediate Income Fund may invest in variable amount master demand notes. Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet certain quality criteria. All variable amount master demand notes acquired by a Fund will be payable within a prescribed notice period not to exceed seven days.

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Variable and Floating Rate Securities

Brown Advisory Maryland Bond Fund may invest in variable and floating rate securities. Fixed Income securities that have variable or floating rates of interest may, under certain limited circumstances, have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the “underlying index”). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, the Fund might be entitled to less than the initial principal amount of the security upon the security’s maturity. The Fund intends to purchase these securities only when the Advisor believes the interest income from the instrument justifies any principal risks associated with the instrument. The Advisor may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Advisor will be able to limit the effects of principal fluctuations and, accordingly, the Fund may incur losses on those securities even if held to maturity without issuer default.

There may not be an active secondary market for any particular floating or variable rate instruments, which could make it difficult for the Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. The Fund could, for this or other reasons, suffer a loss with respect to those instruments. The Advisor monitors the liquidity of the Fund’s investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

Non-U.S. Dollar Denominated Securities and Other Fixed Income Securities

Each Fund may invest in short-term money market instruments issued in the U.S. or abroad, denominated in U.S. dollars or any foreign currency. Short-term money market instruments include repurchase agreements, short-term fixed or variable rate certificates of deposit, time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody’s or in similar other money market securities. Certificates of deposit represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers’ acceptances are negotiable obligations of a bank to pay a draft, which has been drawn by a customer, and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and time deposits generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund’s performance.

Each Fund may also invest in other high quality fixed income securities denominated in U.S. dollars, any foreign currency or in a multi-national currency unit (e.g. the European Currency Unit).

Brown Advisory Intermediate Income Fund may invest in non-U.S. dollar denominated securities including debt obligations denominated in foreign or composite currencies (such as the European Currency Unit) issued by (1) foreign national, provincial, state or municipal governments or their political subdivisions; (2) international organizations designated or supported by governmental entities (e.g., the World Bank and the European Community); (3) non-dollar securities issued by the U.S. Government; and (4) foreign corporations.

The Brown Advisory Flexible Value Fund may invest in foreign securities; the Fund will invest no more than 20% of its total assets in foreign debt securities.

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Risks of Debt Securities

General. Yields on debt securities, including municipal securities, are dependent on a variety of factors, including the general conditions of the debt securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. A portion of the municipal securities held by Brown Advisory Maryland Bond Fund may be supported by credit and liquidity enhancements such as letters of credit (which are not covered by federal deposit insurance) or puts or demand features of third party financial institutions, general domestic and foreign banks.

Certain debt securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security’s maturity. Issuers may prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

Interest Rate Risk. The market value of the interest-bearing debt securities held by a Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All debt securities, including U.S. Government Securities, can change in value when there is a change in interest rates. As a result, an investment in a Fund is subject to risk even if all debt securities in the Fund’s investment portfolio are paid in full at maturity.

Credit Risk. Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of that issuer’s debt securities. The financial condition of an issuer of a debt security held by the Fund may cause it to default on interest or principal payments due on a security. This risk generally increases as security credit ratings fall.

To limit credit risk:

Each of the Brown Advisory Small-Cap Fundamental Value Fund and Brown Advisory Opportunity Fund limits its investment in debt securities to short-term money market instruments, including commercial paper rated in the highest short-term category, and, with respect to Brown Advisory Opportunity Fund, other high quality (rated in the two highest rating categories by an NRSRO) fixed income securities.

The Funds below may only invest in debt securities that are minimally rated or higher as follows at the time of their purchase (except as noted below):

Minimum Rating
Fund	S&P	Moody’s
Brown Advisory Flexible Value Fund	D	C
Brown Advisory Maryland Bond Fund	BBB	Baa
Brown Advisory Intermediate Income Fund	BBB	Baa

Each of the Brown Advisory Small-Cap Fundamental Value Fund, Maryland Bond Fund and Brown Advisory Intermediate Income Fund may purchase unrated fixed income securities if, at the time of purchase, the Advisor believes that they are of comparable quality to rated securities that the Fund may purchase. It is anticipated that the average credit rating of the fixed income securities held by the Fund will be “Aa” as per Moody’s or “AA” as per S&P.

With respect to 20% of its assets, the Brown Advisory Flexible Value Fund may also invest in (i) investment grade and non-investment grade debt securities, including with respect to 10% of its assets, non-investment grade securities rated BB (or lower)/Ba (or lower) (“junk bonds”), by Standard & Poor’s (“S&P”) or Moody’s Investor Services (“Moody’s”), respectively, or (ii) unrated debt securities determined to be of comparable quality by the Advisor.

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The Brown Advisory Small-Cap Fundamental Value Fund may also invest in investment grade and non-investment grade debt securities, including (i) up to 5% of which may be invested in “distressed securities” rated at the time of purchase D by S&P or C by Moody’s or (ii) unrated investment grade and non-investment grade, but determined to be of comparable quality by the Advisor (see “Distressed Debt Securities or Junk Bond Risk” below).

Each of the Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund may retain securities whose rating has been lowered below the lowest permissible rating category if the Advisor determines that retaining such security is in the best interests of the Fund.

Moody’s, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Advisor may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund, the Advisor will determine whether the Fund should continue to hold the obligation. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. The rating of an issuer is a rating agency’s view of potential developments related to the issuer and may not necessarily reflect actual outcomes. Also, rating agencies may fail to make timely changes in credit ratings. An issuer’s current financial condition may be better or worse than a rating indicates. Unrated securities may not be as actively traded as rated securities. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

Credit ratings for debt securities provided by rating agencies evaluate the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to a issuer and the time a rating is assigned and updated.

Distressed Debt Securities or Junk Bond Risk. The Brown Advisory Small-Cap Fundamental Value Fund will limit its investment in distressed debt securities to 5% of the Fund’s total assets. Distressed debt securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic or political conditions. See Appendix A for additional information on the bond ratings of Moody’s and S&P. Distressed debt securities are the equivalent of high yield, high risk bonds, commonly known as “junk bonds” or “distressed debt.”

Brown Advisory Small-Cap Fundamental Value Fund and Brown Advisory Flexible Value Fund may invest in securities rated below investment grade; that is, rated below Ba by Moody’s or BB by S&P, and may invest in securities rated as low as C by Moody’s or D by S&P. Each Fund may invest in unrated debt securities determined by the underlying Fund’s Advisor to be of comparable quality and that is trading at a substantial discount to par value.

Foreign Debt Securities Risks. To the extent that a Fund invests in fixed income securities of companies located outside the United States, see the risks related to foreign securities set forth in the section entitled “Investment Policies and Risks – Equity Securities – Foreign Securities Risks” above.

Foreign Currencies Transactions

General

Brown Advisory Flexible Value Fund and Brown Advisory Small-Cap Fundamental Value Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may conduct foreign currency exchange transactions either on a cash basis or at the rate prevailing in the foreign exchange market.

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Each of Brown Advisory Small-Cap Fundamental Value Fund and Brown Advisory Intermediate Income Fund may enter into a forward foreign currency contract. A forward currency contract (“forward contract”) involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. At or before settlement of a forward currency contract, a Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract. If a Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. Each Fund may close out a forward contract obligating it to purchase currency by selling an offsetting contract, in which case, it will realize a gain or a loss.

Forward contracts are considered “derivatives,” financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). A Fund enters into forward contracts in order to “lock in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, each Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. The Fund does not intend to enter into forward contracts on a regular or continuing basis and the Fund will not enter these contracts for speculative purposes.

Brown Advisory Small-Cap Fundamental Value Fund will not have more than 10% of its total assets committed to forward contracts, or maintain a net exposure to forward contracts that would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's investment securities or other assets denominated in that currency.

Risks

Foreign currency transactions involve certain costs and risks. A Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Advisor is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for a Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. There is also the risk that the other party to the transaction may fail to deliver currency when due which may result in a loss to a Fund.

Leverage Transactions

General

Each Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to a Fund through an investment technique is used to make additional Fund investments. Leverage transactions include borrowing for other than temporary or emergency purposes, lending portfolio securities, entering into reverse repurchase agreements, and purchasing securities on a when-issued, delayed delivery or forward commitment basis. A Fund uses these investment techniques only when the Advisor believes that the leveraging and the returns available to a Fund from investing the cash will provide investors with a potentially higher return. (See “Risks” below.)

Borrowing. Each Fund (other than Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund) may borrow money for other than temporary or emergency purposes from a bank in amounts up to 33 1/3% of total assets at the time of borrowing. Brown Advisory Flexible Value Fund and Brown Advisory Small-Cap Fundamental Value Fund may invest in reverse repurchase agreements for other than temporary or emergency purposes. Entering into reverse repurchase agreements and purchasing securities on a when-issued, delayed delivery or forward delivery basis are not subject to these limitations, though such investments may be limited by collateral requirements, as disclosed below under “Reverse Repurchase Agreements.”

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Senior Securities. Pursuant to Section 18(f)(1) of the 1940 Act, a Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that the Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within 3 days, to an extent that the asset coverage shall be at least 300%.

Securities Lending. Brown Flexible Value Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets (10% of total assets for Brown Advisory Maryland Bond Fund) to brokers, dealers and other financial institutions.

The SEC currently requires that the following conditions must be met whenever a Fund’s portfolio securities are loaned:  (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs, and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans.  These conditions may be subject to future modification.  Such loans will be terminable at any time upon specified notice.  A Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.  In addition, a Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.  The principal risk of portfolio lending is potential default or insolvency of the borrower.  In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  As part of participating in a lending program, a Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal.  In addition, all investments made with the collateral received are subject to the risks associated with such investments.  If such investments lose value, a Fund will have to cover the loss when repaying the collateral.

Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  Any securities that a Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest.  During the time securities are on loan, the borrower will pay a Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

Reverse Repurchase Agreements. Brown Advisory Small-Cap Fundamental Value Fund and Brown Advisory Opportunity Fund may enter into reverse repurchase agreements which are transactions in which a Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. Such reverse repurchase agreements would represent no more than 15% of a Fund’s assets.  If a Fund enters into a reverse repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral.

Securities loans, repurchase agreements and reverse repurchase agreements must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund’s loaned securities, plus accrued interest or, in the case of repurchase agreements, equal to the repurchase price of the securities, plus accrued interest.  Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a Fund may decline below the price of the securities such Fund has sold but is obliged to repurchase.  If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities.  During that time, a Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted.  Reverse repurchase agreements create leverage, a speculative factor and are considered borrowings for the purpose of a Fund’s limitation on borrowing.

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When-Issued Securities and Forward Commitments. Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund may purchase securities offered on a “when-issued” and “forward commitment” basis (including a delayed delivery basis). Securities purchased on a “when-issued” or “forward commitment basis” are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a “delayed delivery” basis when the transaction is structured to occur sometime in the future.

When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued basis or forward commitment, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. No when-issued or forward commitments will be made by a Fund (except Brown Advisory Intermediate Income Fund) if, as a result, more than 25% of the Fund’s total assets would be committed to such transactions.

Risks

Leverage creates the risk of magnified capital losses. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the NAV of a Fund’s securities which may be magnified by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund’s investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense incurred as a result of leveraging on borrowings were to exceed the net return to investors, the Fund’s use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if a Fund’s current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

Repurchase Agreements

General

Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund may enter into repurchase agreements which are transactions in which a Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. If a Fund enters into a repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral.  For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the U.S. government security subject to the repurchase agreement. Repurchase agreements are not considered to be the making of loans for purposes of the Funds’ fundamental investment limitations.

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Risks

Repurchase transactions also involve credit risk. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, a Fund may have difficulties in exercising its rights to the underlying securities or currencies, as applicable. A Fund may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss of principal or a decline in interest payments regarding affected securities. Failure by the other party to deliver a security or currency purchased by a Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow a Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk.

Recent Market Events

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets. Both domestic and foreign equity markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue. In response, the U.S. Government has taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity.

The reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continued market turbulence may have an adverse effect on the Funds.

Temporary Defensive Position

Each Fund may invest in prime money market instruments or exchange-traded funds, pending investment of cash balances. Each Fund may also assume a temporary defensive position and may invest without limit in prime quality money market instruments. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Advisor to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which a Fund may invest include short-term U.S. Government Securities, commercial paper, bankers’ acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest and money market mutual funds.
INVESTMENT LIMITATIONS

For purposes of all investment policies of each Fund: (1) the term “1940 Act” includes the rules thereunder, SEC interpretations and any exemptive order upon which a Fund may rely; and (2) the term “Code” includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which a Fund may rely.

The Funds have adopted the following policies and investment restrictions as fundamental policies (unless otherwise noted), which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of the Fund.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund.

Fundamental Limitations

Each Fund has adopted the following investment limitations that cannot be changed by the Board without shareholder approval.

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1.	Borrowing Money

The Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund and Brown Advisory Flexible Value Fund may not borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund’s total assets.

The Brown Advisory Maryland Bond Fund may not borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, and provided that borrowings do not exceed 33 1/3% of the Fund’s total assets (computed immediately after the borrowing).

The Brown Advisory Intermediate Income Fund may not borrow money, except for temporary or emergency purposes (including the meeting of redemption requests), and provided that borrowings do not exceed 10% of the Fund’s total assets (computed immediately after the borrowing).

2.	Concentration

A Fund may not purchase a security if, as a result, more than 25% of the Fund’s total assets would be invested in securities of issuers conducting their principal business activities in the same industry.  For purposes of this limitation, there is no limit on: (1) investments in U.S. government securities, in repurchase agreements covering U.S. government securities, in tax-exempt securities issued by the states, territories or possessions of the United States (“municipal securities”) or in foreign government securities; or (2)  investments in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, a Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) or (F) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

3.	Diversification

Excluding the Brown Advisory Maryland Bond Fund, with respect to 75% of the Fund’s total assets, a Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or, to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, securities of other investment companies) if, as a result, (1) more than 5% of the Fund’s total assets would be invested in the securities of that issuer; or (2) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

The Brown Advisory Maryland Bond Fund may not purchase a security (other than a U.S. government security or security of an investment company) if, as a result: (1) with respect to 50% of the Fund’s total assets, more than 5% of the Fund’s total assets would be invested in the securities of a single issuer; or (2) with respect to 50% of the Fund’s total assets, the Fund would own more than 10% of the outstanding voting securities of any single issuer; or (3) more than 25% of the Fund’s total assets would be invested in the securities of any single issuer.

The District of Columbia, each state and territory, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which the District of Columbia, a state or territory is a member is deemed to be a separate “issuer.” When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision is treated as the issuer. Similarly, in the case of private activity bonds, if the bond is backed only by the assets and revenues of the non-governmental user, then the non-governmental user is treated as the issuer. If in either case, however, the creating government or some other agency guarantees a security, that guarantee is considered a separate security and is treated as an issue of such government or other agency.

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4.	Underwriting Activities

A Fund may not underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

5.	Making Loans

Excluding the Brown Advisory Flexible Value Fund, a Fund may not make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

The Brown Advisory Flexible Value Fund may make loans only as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6.	Purchases and Sales of Real Estate

A Fund may not purchase or sell real estate, except that, to the extent permitted by law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

7.	Purchases and Sales of Commodities

A Fund may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

8.	Issuance of Senior Securities

A Fund may not issue senior securities except pursuant to Section 18 of the 1940 Act, the rules and regulations thereunder, and any applicable exemptive or interpretive relief.

9.	Pooled Funds

Notwithstanding any other fundamental investment policy or limitation, the Brown Advisory Flexible Value Fund may not invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the Fund.

With respect to Fundamental Limitation #2, each Fund will limit investments in foreign government securities to no more than 25% of the Fund’s total assets.

Non-Fundamental Limitations

Each Fund observes the following investment policies, which are deemed non-fundamental and which may be changed by the Board without shareholder approval. A Fund may not:

1.
Invest in the securities of any investment company except to the extent permitted by the 1940 Act and the rules, regulations and interpretations thereunder. With certain exceptions, such provisions generally permit the Fund to invest up to 5% of its assets in another investment company, up to 10% of its assets in investment companies generally and to hold up to 3% of the shares of another investment company.

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2.
Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales “against the box”), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

3.
Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund’s transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

4.
Invest in options contracts regulated by the CFTC except for: (1) bona fide hedging purposes within the meaning of the rules of the CFTC; and (2) for other purposes if, as a result, no more than 5% of the Fund’s net assets would be invested in initial margin and premiums (excluding amounts “in-the-money”) required to establish the contracts.

A Fund: (1) will not hedge more than 50% of its total assets by selling futures contracts, buying put options and writing call options (so called “short positions”); (2) will not buy futures contracts or write put options whose underlying value exceeds 25% of the Fund’s total assets; and (3) will not buy call options with a value exceeding 5% of the Fund’s total assets.

5.
Make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

6.	Purchase or otherwise acquire any security if, the total of borrowings would exceed 5% of the value of its total assets.

7.
With the exception of the Brown Advisory Intermediate Income Fund, a Fund may not invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act (“restricted securities”) that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

8.
The Brown Advisory Intermediate Income Fund may not invest more than 10% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act (“restricted securities”) that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

9.
For the Brown Advisory Intermediate Income Fund, with respect to fundamental investment restriction 2 above, (1) “mortgage related securities,” as that term is defined in the 1934 Act, are treated as securities of an issuer in the industry of the primary type of asset backing the security, (2) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance) and (iii) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone).

MANAGEMENT

Trustees and Executive Officers

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds.  The Board, in turn, elects the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

26

Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Independent Trustees of the Trust(1)
Dorothy A. Berry (born 1943) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term Since May 1991.	President, Talon Industries, Inc. (administrative, management and business consulting); formerly, Executive Vice President and Chief Operating Officer, Integrated Asset Management (investment adviser and manager) and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).	10	Trustee, PNC Funds, Inc.
Wallace L. Cook (born 1939) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term Since May 1991.	Investment Consultant; formerly, Chief Executive Officer, Rockefeller Trust Co., (prior thereto Senior Vice President), and Managing Director, Rockefeller & Co. (Investment Manager and Financial Advisor); formerly, Senior Vice President, Norton Simon, Inc.	10	The Dana Foundation; The University of Virginia Law School Foundation.
Carl A. Froebel (born 1938) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term Since May 1991.	Former owner, Golf Adventures, LLC, (Vacation Services); formerly, President and Founder, National Investor Data Services, Inc. (investment related computer software).	10	None .

26

Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Steven J. Paggioli (born 1950) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term Since May 1991.	Consultant, since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (mutual fund administrator).	10
Independent
Trustee, The
 Managers
Funds,
Managers
AMG Funds,
Aston Funds; Advisory
Board
Member,
Sustainable
Growth
Advisers, LP; Independent
Director,
Chase
Investment
Counsel;
formerly
Independent
Director,
Guardian
Mutual
Funds.

Interested Trustee and Officers of the Trust
Eric W. Falkeis(3) (born 1973) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	President Trustee	Indefinite Term; Since January 2011. Indefinite Term; Since September 2011.	Senior Vice President and Chief Financial Officer (and other positions), U.S. Bancorp Fund Services, LLC since 1997.	10	None.
Patrick J. Rudnick (born 1973) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since November 2009.	Vice President, U.S. Bancorp Fund Services, LLC, since 2006; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	Not Applicable.	Not Applicable.
Elaine E. Richards (born 1968) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Secretary	Indefinite Term; Since February 2008.	Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC, since July 2007; formerly, Vice President and Senior Counsel, Wells Fargo Funds Management, LLC (2004-2007).	Not Applicable	Not Applicable

27

Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Donna Barrette (born 1966) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Chief Compliance Officer Anti-Money Laundering Officer Vice President	Indefinite Term: Since July 2011. Indefinite Term: Since July 2011. Indefinite Term: Since July 2011.	Vice President and Compliance Officer, U.S. Bancorp Fund Services, LLC since August 2004.	Not Applicable.	Not Applicable .

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisors.  The term “Fund Complex” applies to the Funds and the other Brown Advisory Funds.  Except for the other Brown Advisory Funds and the Winslow Green Growth Fund, the Funds do not hold themselves out as related to any other series within the Trust, for purposes of investment and investor services, nor do they share the same investment advisor with any other series (except for the other Brown Advisory Funds and the Winslow Green Growth Fund).

(3)
Mr. Falkeis is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Falkeis is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

Additional Information Concerning the Board of Trustees

The Role of the Board

The Board oversees the management and operations of the Trust.  Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Advisor, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom are discussed in greater detail in this Statement of Additional Information.  The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations.  In conducting this oversight, the Board receives regular reports from these officers and the service providers.  For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations.  In addition, the Advisor provides regular reports on the investment strategy and performance of the Fund.  The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations.  In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively.  It has established four standing committees, a Nominating Committee, an Audit Committee, a Qualified Legal Compliance Committee, and a Valuation Committee, which are discussed in greater detail below under “Trust Committees”.  At least 80% of the Board is comprised of Trustees who are Independent Trustees, which are Trustees that are not affiliated with the Advisor, the principal underwriter, or their affiliates.  The Nominating Committee, Audit Committee and Qualified Legal Compliance Committee are comprised entirely of Independent Trustees.  The Chairman of the Board is an Independent Trustee.  The Board has determined not to combine the Chairman position and the principal executive officer position and has appointed the Sole Interested Trustee as the President of the Trust.  The Board reviews its structure and the structure of its committees annually.  The Board has determined that the structure of the Independent Chairman, the composition of the Board, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.

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Board Oversight of Risk Management

As part of its oversight function, the Board of Trustees receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks and how they are managed.  The Board also receives reports from the Advisor as to investment risks of the Fund. In addition to these reports, from time to time the Board receives reports from the Administrator and the Advisor as to enterprise risk management.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  In addition to a demonstrated record of business and/or professional accomplishment, each of the Trustees has served on the Board for a number of years. They have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. They have demonstrated a commitment to discharging their oversight duties as trustees in the interests of shareholders.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes.  The information is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, to ask incisive questions, and commitment to shareholder interests.

Ms. Berry’s Trustee Attributes include her substantial mutual fund experience, including her role as Chairman-elect of the Independent Directors Council and a member of the Board of Governors of the Investment Company Institute. She has executive experience as the President of Talon Industries, Inc. (a consulting company) and through her former positions as the Executive Vice President and Chief Operating Officer of Integrated Asset Management (an investment advisor and manager) and as the President of Value Line, Inc. (an investment advisory and financial publishing firm).  Ms. Berry also has board experience with another investment management company.  Ms. Berry has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Ms. Berry’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Cook’s Trustee Attributes include his investment and executive experience through his investment consulting business and former Chief Executive Officer of Rockefeller Trust Company (an investment manager and financial advisor). He has substantial board experience, serving on the board of several foundations.  Mr. Cook has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Cook’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Froebel’s Trustee Attributes include his significant systems and operations experience. He was a Director of Scudder, Stevens & Clark (with responsibility for its systems department) and founder and President of Systems Dynamics Corp. (“SDC”) and later Vice President of Bradford Computer & Systems after its acquisition of SDC, (providing record keeping and reporting for investment advisors and mutual funds). He also served as Vice President of Automatic Data Processing (automated services to the brokerage and investment advisory industry) and was the former President and founder of National Investor Data Services, Inc. (a software and computer vendor to the mutual fund industry with fund accounting and transfer agent systems).  Mr. Froebel has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Froebel’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

29

Mr. Paggioli’s Trustee Attributes include his substantial mutual fund and investment advisory experience. Mr. Paggioli is an independent consultant on investment company and investment advisory matters. He has held a number of senior positions with mutual fund and investment advisory organizations and related businesses, including Executive Vice President, Director and Principal of the Wadsworth Group (fund administration, distribution transfer agency and accounting services). He serves on the boards of several investment management companies and advisory firms. He has served on various industry association and self-regulatory committees and formerly worked on the staff of the Securities and Exchange Commission.  Mr. Paggioli has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Paggioli’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Falkeis’ Trustee Attributes include his substantial mutual fund experience and his experience with financial, accounting, investment and regulatory matters through his position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds and alternative investment products.  In addition, he has experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.  Mr. Falkeis sits on the Board of Quasar Distributors, a third-party mutual fund principal underwriter and affiliate of U.S. Bancorp Fund Services, LLC.  The Board believes Mr. Falkeis’ experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Trust Committees

The Trust has four standing committees: the Nominating Committee, the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), and the Valuation Committee.

The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary.  The Nominating Committee will consider nominees nominated by shareholders.  Recommendations by shareholders should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to, and received by, the President of the Trust at the principal executive offices of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on.  The Nominating Committee did not meet during the Funds’ prior fiscal year.

The Audit Committee is comprised of all of the Independent Trustees.  The Audit Committee typically meets on a quarterly basis with respect to each series of the Trust and may meet more frequently.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a fund’s financial statements and to ensure the integrity of a fund’s pricing and financial reporting.  The Audit Committee met once during the Funds’ prior fiscal year.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.  The QLCC did not meet during the Funds’ prior fiscal year.

30

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of one or more Independent Trustees and the Trust’s Treasurer.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.  The Valuation Committee met four times during the Funds’ prior fiscal year.

Trustee Ownership of Fund Shares and Other Interests

The following table shows the amount of shares in the Funds and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2010.

Name	Dollar Range of Fund Shares	Aggregate Dollar Range of Fund Shares in the Trust
Independent Trustees
Dorothy A. Berry	None	$10,001-$50,000
Wallace L. Cook	None	Over $100,000
Carl A. Froebel	None	$10,001-$50,000
Steven J. Paggioli	None	$50,001-$100,000
Interested Trustee
Eric W. Falkeis	None	None

Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Funds’ principal underwriter, or any of their affiliates. Accordingly, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate family, have had a direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Portfolio’s principal underwriter or any of its affiliates.

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Compensation

Independent Trustees each receive an annual retainer of $50,000 allocated among each of the various portfolios comprising the Trust. The Chairman of the Board receives an additional annual retainer of $12,000 also allocated among each of the various portfolios comprising the Trust.  Independent Trustees receive additional fees from applicable portfolios for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required.  Independent Trustees are also reimbursed for expenses in connection with each Board meeting attended, which reimbursement is allocated among applicable portfolios of the Trust.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.  Set forth below is the rate of compensation received by the following Independent Trustees from the Funds for the fiscal year ended June 30, 2011.

		Name of Person/Position
		Dorothy A. Berry, Independent Trustee	Wallace L. Cook, Independent Trustee	Carl A. Froebel, Independent Trustee	Steve J. Paggioli, Independent Trustee	Eric W. Falkeis, Interested Trustee(2)
Aggregate Compensation From the Brown Advisory	Growth Equity Fund	$1,741	$1,404	$1,404	$1,404	None
	Value Equity Fund	$1,401	$1,130	$1,130	$1,130	None
	Flexible Value Fund	$877	$707	$707	$707	None
	Small-Cap Growth Fund	$1,510	$1,218	$1,218	$1,218	None
	Small-Cap Fundamental Value Fund	$1,043	$841	$841	$841	None
	Opportunity Fund	$830	$670	$670	$670	None
	Maryland Bond Fund	$1,494	$1,205	$1,205	$1,205	None
	Intermediate Income Fund	$1,905	$1,536	$1,536	$1,536	None
Pension or Retirement Benefits Accrued as Part of Fund Expenses		None	None	None	None	None
Estimated Annual Benefits Upon Retirement		None	None	None	None	None
Total Compensation from Fund and Fund Complex(1) Paid to Trustees		$11,867	$9,571	$9,571	$9,571	None
(1)
There are currently numerous portfolios comprising the Trust.  The term “Fund Complex” applies only to the Funds and the other Brown Advisory Funds.  For the fiscal year ended June 30, 2011, cumulative Trustees’ fees and expenses in the amount of $212,000 were incurred by the Trust.

(2)	The Interested Trustee does not receive compensation from the Trust for his service as Trustee.

Investment Advisor

Services of Advisor

The Advisor serves as investment advisor to each Fund pursuant to investment advisory agreements with the Trust (each an “Advisory Agreement”). Under the applicable Advisory Agreement, the Advisor furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing each Fund’s investments and effecting portfolio transactions for each Fund. The Advisor may also pay fees to certain brokers/dealers to have the Funds available for sale through such institutions as well for certain shareholder services provided to customers purchasing Fund shares through such institutions.

32

Ownership of Advisor

The Advisor is a fully owned subsidiary of Brown Investment Advisory & Trust Company (“BIAT”), a trust company operating under the laws of Maryland. BIAT is a fully owned subsidiary of Brown Advisory Holdings Incorporated, a holding company incorporated under the laws of Maryland in 1998. BIAT may be considered an affiliate of each Fund because of its power to vote in excess of 25% of each Fund’s shares. The term “Brown” shall mean the Advisor, BIAT and Brown Advisory Holdings Incorporated and their respective affiliates, collectively.

Information Regarding Portfolio Managers

The following information regarding each Fund’s portfolio managers has been provided by the Advisor.

Other Accounts Under Management.  The table below identifies, for each portfolio manager of each Fund, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  The Funds’ portfolio managers do not provide day-to-day management of accounts with performance-based advisory fees.  Information in the table is shown as of June 30, 2011.  Asset amounts are approximate and have been rounded.

Fund and Portfolio Manager	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Brown Advisory Growth Equity Fund
Kenneth M. Stuzin	0	$0	2	$523.4 million	95	$4,635.2 million
Brown Advisory Value Equity Fund
Richard M. Bernstein	0	$0	2	$283.8 million	71	$347.6 million
Brown Advisory Flexible Value Fund
R. Hutchings Vernon	0	$0	0	$0	44	$1,775.6 million
Michael L. Foss	0	$0	0	$0	44	$1,775.6 million
Nina K. Yudell	0	$0	0	$0	44	$1,775.6 million
Brown Advisory Small- Cap Growth Fund
Timothy W. Hathaway	0	$0	2	$42.9 million	26	$887.2 million
Christopher A. Berrier	0	$0	2	$42.9 million	26	$887.2 million
Brown Advisory Small- Cap Fundamental Value Fund						$
J. David Schuster	0	$0	0	$0	8	$123.6 million
Brown Advisory Opportunity Fund
Darryl Oliver	0	$0	0	$0	0	$0
Brown Advisory Maryland Bond Fund						$
Paul D. Corbin	0	$0	0	$0	13	$147.2 million
Monica M. Hausner	0	$0	0	$0	20	$149.8 million
Brown Advisory Intermediate Income Fund
Paul D. Corbin	0	$0	0	$0	13	$147.2 million
Monica M. Hausner	0	$0	0	$0	20	$149.8 million

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Conflicts of Interest for Portfolio Managers Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may experience the following potential conflicts: The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Investment decisions for client accounts are also made consistent with a client’s individual investment objective and needs. Accordingly, there may be circumstances when purchases or sales of securities for one or more client accounts will have an adverse effect on other clients. The Advisor may seek to manage such competing interests by: (1) having a portfolio manager focus on a particular investment discipline; (2) utilizing a quantitative model in managing accounts; and/or (3) reviewing performance differences between similarly managed accounts on a periodic basis to ensure that any such differences are attributable by differences in investment guidelines and timing of cash flows. The Advisor also maintains a Code of Ethics to establish standards and procedures for the detection and prevention of activities by which persons having knowledge of the investments and investment intentions of the Fund may abuse their fiduciary duties to the Fund.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one client, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple accounts and conducting trades on a soft dollar basis, if applicable.

With respect to securities transactions for clients, the Advisor determines which broker to use to execute each order. However, the Advisor may direct securities transactions to a particular broker/dealer for various reasons including receipt of research or participation interests in initial public offerings that may or may not benefit the Fund. To deal with these situations, the Advisor has adopted procedures to help ensure best execution of all client transactions.

Finally, the appearance of a conflict of interest may arise where the Advisor has an incentive, such as a performance-based management fee, which relates to the management of one but not all accounts for which a portfolio manager has day-to-day management responsibilities.

Information Concerning Compensation of Portfolio Managers. Each portfolio manager of the Advisor receives a compensation package that includes a base salary and variable incentive bonus. A portfolio manager who is also a member of the Advisor’s management team maintains a significant equity interest in Brown Advisory Holdings Incorporated. The incentive bonus is subjective. It takes into consideration a number of factors including but not limited to performance, client satisfaction and service and the profitability of the Advisor’s business. When evaluating a portfolio manager’s performance the Advisor compares the pre-tax performance of a portfolio manager’s accounts to a relative broad-based market index over a trailing 1, 3, and 5 year time period. The performance bonus is distributed at calendar year-end based on, among other things, the pre-tax investment return over the prior 1, 3, and 5 year periods. Accounts managed in the below referenced styles are typically compared to the following indices:

Large-Cap Growth	Russell 1000® Growth Index
Large-Cap Value, Small Cap Value	Russell 1000® Value Index, Russell 2000® Value Index
Small-Cap Growth	Russell 2000® Growth Index
Opportunity Fund	Russell 3000® Growth Index
Maryland Bond	Barclays Capital 1-10 Yr Blended Municipal Bond Index
Intermediate Income	Barclays Capital U.S. Intermediate Aggregate Bond Index

All portions of a portfolio manager’s compensation package are paid by the Advisor and not by any client account.

Portfolio Managers Ownership in the Fund. As of June 30, 2011, each portfolio manager that retained decision making authority over a Fund’s management beneficially owned shares of each Fund as summarized in the following table:

34

Fund/Portfolio Manager	Dollar Range of Beneficial Ownership in the Corresponding Fund as of June 30, 2011
Brown Advisory Growth Equity Fund
Kenneth M. Stuzin, CFA	$500,001-$1,000,000
Brown Advisory Value Equity Fund
Richard M. Bernstein, CFA	$100,001-$500,000
Brown Advisory Flexible Value Fund
R. Hutchings Vernon	Over $1,000,000
Michael Foss	$100,001-$500,000
Nina K. Yudell	$100,001-$500,000
Brown Advisory Small-Cap Growth Fund
Christopher A. Berrier	$100,001-$500,000
Timothy W. Hathaway, CFA	$100,001-$500,000
Brown Advisory Small-Cap Fundamental Value Fund
J. David Schuster	$100,001-$500,000
Brown Advisory Opportunity Fund
Darryl R. Oliver	None
Brown Advisory Maryland Bond Fund
Monica M. Hausner	$50,001-$100,000
Paul D. Corbin	None
Brown Advisory Intermediate Income Fund
Paul D. Corbin	$50,001-$100,000
Monica M. Hausner	$50,001-$100,000

Fees

The Advisor’s fee is calculated as a percentage of each Fund’s average daily net assets. The fee, if not waived, is accrued daily by each Fund and is assessed to each class based on average net assets for the previous month. The Advisor’s fee is paid monthly based on average net assets for the prior month.

In addition to receiving its advisory fee from each Fund, the Advisor may also act and be compensated as investment manager for its clients with respect to assets they invested in each Fund. If you have a separately managed account with the Advisor with assets invested in a Fund, the Advisor will credit an amount equal to all or a portion of the fees received by the Advisor against any investment management fee received from you.

The Advisor may also receive compensation from certain omnibus account providers for providing shareholder services to Fund shareholders.

The following table shows the dollar amount of the fees payable by each Fund to the Advisor, the amount of fees waived by the Advisor, if any, and the actual fees received by the Advisor.  The data presented are for the past three fiscal years (or shorter period depending on the Fund’s commencement of operations).

	Advisory Fee Accrued	Advisory Fee Waived	Advisory Fee Retained
Brown Advisory Growth Equity Fund
Year Ended June 30, 2011	$1,718,116	$0	$1,718,116
Year Ended June 30, 2010(1)	$65,140	$0	$65,140
Year Ended May 31, 2010	$627,832	$0	$627,832
Year Ended May 31, 2009	$439,763	$2,642	$437,121
Brown Advisory Value Equity Fund
Year Ended June 30, 2011	$1,226,820	$0	$1,226,820
Year Ended June 30, 2010(1)	$93,591	$0	$93,591
Year Ended May 31, 2010	$1,095,439	$6,598	$1,088,841
Year Ended May 31, 2009	$1,029,519	$0	$1,029,519
Brown Advisory Flexible Value Fund

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Advisory Fee Accrued	Advisory Fee Waived	Advisory Fee Retained
Year Ended June 30, 2011	$208,772	$41,737	$167,035
Year Ended June 30, 2010(1)	$13,449	$5,237	$8,212
Year Ended May 31, 2010	$145,759	$85,400	$60,359
Period Ended May 31, 2009(2)	$66,489	$66,489	$0
Brown Advisory Small-Cap Growth Fund
Year Ended June 30, 2011	$1,915,033	$0	$1,915,033
Year Ended June 30, 2010(1)	$128,693	$0	$128,693
Year Ended May 31, 2010	$1,427,342	$0	$1,427,342
Year Ended May 31, 2009	$1,191,830	$2,165	$1,189,665
Brown Advisory Small-Cap Fundamental Value Fund
Year Ended June 30, 2011	$643,613	$0	$643,613
Year Ended June 30, 2010(1)	$31,161	$0	$31,161
Year Ended May 31, 2010	$263,630	$38,681	$224,949
Period Ended May 31, 2009(3)	$45,172	$45,172	$0
Brown Advisory Opportunity Fund
Year Ended June 30, 2011	$126,693	$35,673	$91,020
Year Ended June 30, 2010(1)	$11,760	$2,161	$9,599
Year Ended May 31, 2010	$169,176	$42,095	$127,081
Year Ended May 31, 2009	$185,058	$31,966	$153,092
Brown Advisory Maryland Bond Fund
Year Ended June 30, 2011	$657,336	$0	$657,336
Year Ended June 30, 2010(1)	$54,053	$0	$54,053
Year Ended May 31, 2010	$630,352	$0	$630,352
Year Ended May 31, 2009	$492,020	$280,585	$211,435
Brown Advisory Intermediate Income Fund
Year Ended June 30, 2011	$1,030,347	$0	$1,030,347
Year Ended June 30, 2010(1)	$88,531	$0	$88,531
Year Ended May 31, 2010	$963,433	$0	$963,433
Year Ended May 31, 2009	$633,607	$0	$633,607

(1)	Effective June 1, 2010, the Funds changed their fiscal year end from May 31 to June 30.
(2)
Effective November 1, 2008, the Brown Advisory Flexible Value Fund changed its fiscal year end from October 31 to May 31. The information presented is for the period November 1, 2008 through May 31, 2009.  The table above shows the dollar amount of fees payable by the Brown Advisory Flexible Value Fund to Alex Brown Investment Management, LLC, the Fund’s previous advisor and the Advisor, for the past three fiscal years.

(3)	The information presented is from December 31, 2008 (commencement of operations) through May 31, 2009.

Other Provisions of Advisory Agreement

The Advisor is not affiliated with USBFS or any company affiliated with USBFS. The Advisory Agreement remains in effect for a period of two years from the date of its effectiveness. Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreements or interested persons of any such party (other than as Trustees of the Trust).

The Advisory Agreement is terminable without penalty by the Trust with respect to a Fund on 60 days’ written notice when authorized either by vote of the Fund’s shareholders or by a majority vote of the Board, or by the Advisor on 60 days’ written notice to the Trust. Each Advisory Agreement terminates immediately upon assignment.

Under each Advisory Agreement, the Advisor is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

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Distributor

Distribution Services

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (“Quasar”), serves as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Pursuant to a distribution agreement between the Fund and Quasar (the “Distribution Agreement”), Quasar acts as the Fund’s principal underwriter and distributor and provides certain administration services and promotes and arranges for the sale of the Fund’s shares.  Quasar is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement between the Fund and Quasar has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on a 60-day written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by Quasar on a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Distribution Plan – (A Shares)

The Funds have adopted a distribution plan for their Advisor shares pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”).  Under the 12b-1 Plan, each Fund pays a fee to the Distributor for distribution services (the “Distribution Fee”) at an annual rate of 0.25% for Advisor Shares (depending on the Fund) of the Fund’s average daily net asset value of its Advisor shares.  The 12b-1 Plan provides that the Distributor may use all or any portion of such Distribution Fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the 12b-1 Plan, or to provide certain shareholder services.

The Distribution Fee is payable to the Distributor regardless of the distribution-related expenses actually incurred.  Because the Distribution Fee is not directly tied to expenses, the amount of distribution fees paid by the Advisor shares of a Fund during any year may be more or less than actual expenses incurred pursuant to the 12b-1 Plan.  For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan.

The Distributor may use the Distribution Fee to pay for services covered by the 12b-1 Plan including, but not limited to, advertising, compensating underwriters, dealers and selling personnel engaged in the distribution of Fund shares, the printing and mailing of prospectuses, statements of additional information and reports, the printing and mailing of sales literature pertaining to the Funds, and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Funds may, from time to time, deem advisable.

The 12b-1 Plan provides that it will continue from year to year upon approval by the majority vote of the Board, including a majority of the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operations of the 12b-1 Plan or in any agreement related to such plan (the “Qualified Trustees”), as required by the 1940 Act, currently cast in person at a meeting called for that purpose, provided that such trustees have made a determination that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund and its shareholders.  It is also required that the trustees who are not “interested persons” of the Funds, select and nominate all other trustees who are not “interested persons” of the Funds.  The 12b-1 Plan and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of the Fund shares outstanding.  All material amendments to the 12b-1 Plan or any related agreements must be approved by a vote of a majority of the Board and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The 12b-1 Plan requires that the Distributor provide to the Board, at least quarterly, a written report on the amounts and purpose of any payment made under the 12b-1 Plan.  The Distributor is also required to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the 12b-1 Plan should be continued.

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As noted above, the 12b-1 Plan provides for the ability to use Fund assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Fund shares (distribution services) and for the provision of personal services to shareholders.  The payments made by the Funds to financial intermediaries are based primarily on the dollar amount of assets invested in the Funds through the financial intermediaries.  These financial intermediaries may pay a portion of the payments that they receive from the Fund to their investment professionals.  In addition to the ongoing asset-based fees paid to these financial intermediaries under the Funds’ 12b-1 Plan, the Funds may, from time to time, make payments under the 12b-1 Plan that help defray the expenses incurred by these intermediaries for conducting training and educational meetings about various aspects of the Funds for their employees.  In addition, the Funds may make payments under the 12b-1 Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Funds are discussed.

In addition, the Funds may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge.  In connection with its participation in such platforms, the Distributor may use all or a portion of the Distribution Fee to pay one or more supermarket sponsors a negotiated fee for distributing the Funds’ shares.  In addition, in its discretion, the Advisor may pay additional fees to such intermediaries from its own assets.

The tables below show the amount of 12b-1 fees incurred and the allocation of such fees by Advisor shares of the Funds for the fiscal year ended June 30, 2011.

Fund	12b-1 fees incurred
Brown Advisory Growth Equity Fund	$33,477
Brown Advisory Value Equity Fund	$22,094
Brown Advisory Flexible Value Fund	$2,931
Brown Advisory Small-Cap Growth Fund	$23,770
Brown Advisory Small-Cap Fundamental Value Fund	$0
Brown Advisory Opportunity Fund	$0
Brown Advisory Maryland Bond Fund	N/A
Brown Advisory Intermediate Income Fund	$75,203

Fund	Advertising and Marketing	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel	Other Expenses

Brown Advisory Growth Equity Fund	$0	$0	$0	$33,477	$0	$0
Brown Advisory Value Equity Fund	$0	$0	$0	$22,094	$0	$0
Brown Advisory Flexible Value Fund	$0	$0	$0	$2,931	$0	$0
Brown Advisory Small- Cap Growth Fund	$0	$0	$0	$23,770	$0	$0
Brown Advisory Small- Cap Fundamental Value Fund	$0	$0	$0	$0	$0	$0
Brown Advisory Opportunity Fund	$0	$0	$0	$0	$0	$0
Brown Advisory Maryland Bond Fund	N/A	N/A	N/A	N/A	N/A	N/A
Brown Advisory Intermediate Income Fund	$0	$0	$0	$75,203	$0	$0

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Shareholder Servicing Plan – (Institutional Shares)

Pursuant to a Shareholder Service Plan (the “Plan”) adopted by the Trust established by the Funds with respect to the Institutional Classes of the Funds, the Advisor is authorized to provide, or arrange for others to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Funds (“Shareholder Servicing Activities”).  Under the Plan, the Advisor may enter into shareholder service agreements with securities broker-dealers and other securities professionals (“Service Organizations”) who provide Shareholder Servicing Activities for their clients invested in the Funds.

Shareholder Servicing Activities shall include one or more of the following: (1) establishing and maintaining accounts and records relating for shareholders of the Funds; (2) aggregating and processing orders involving the shares of the Funds; (3) processing dividend and other distribution payments from the Funds on behalf of shareholders; (4) providing information to shareholders as to their ownership of Fund shares or about other aspects of the operations of the Funds; (5) preparing tax reports or forms on behalf of shareholders; (6) forwarding communications from the Funds to shareholders; (7) assisting shareholders in changing the Funds’ records as to their addresses, dividend options, account registrations or other data; (8) providing sub-accounting with respect to shares beneficially owned by shareholders, or the information to the Funds necessary for sub-accounting; (9) responding to shareholder inquiries relating to the services performed; (10) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; and (11) providing such other similar services as the Advisor may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules or regulations.

As compensation for the Shareholder Servicing Activities, each Fund pays the Advisor a fee of up to 0.05% of each Fund’s average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Any material amendment to the Plan must be approved by the Board, including a majority of the Independent Trustees, or by a vote of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the applicable class or classes.  The Plan may be terminated, with respect to a class or classes of the Funds, without penalty at any time: (1) by vote of a majority of the Board, including a majority of the Independent Trustees; or (2) by a vote of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the applicable class or classes.

Other Fund Service Providers

Administrator and Accountant

USBFS, 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator to the Funds pursuant to an administration agreement (the “Administration Agreement”).  USBFS provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, the Administrator will receive a portion of fees from the Funds as part of a bundled-fees agreement for services performed as Administrator, fund accountant and transfer agent. The Administrator expects to receive approximately $385,000 annually. Additionally, USBFS provides Chief Compliance Officer services to the Trust under a separate agreement.  The cost for the Chief Compliance Officer services is allocated to the Funds by the Board of Trustees.

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For the periods shown below the Funds paid USBFS the following:

Administration Fee Paid to USBFS(1)
Brown Advisory Growth Equity Fund
Year Ended June 30, 2011	$80,157
Period Ended June 30, 2010(2)	$3,040
April 12, 2010 to May 31, 2010	$4,988
Brown Advisory Value Equity Fund
Year Ended June 30, 2011	$56,284
Period Ended June 30, 2010(2)	$4,368
April 12, 2010 to May 31, 2010	$7,859
Brown Advisory Flexible Value Fund
Year Ended June 30, 2011	$8,477
Period Ended June 30, 2010(2)	$554
April 12, 2010 to May 31, 2010	$931
Brown Advisory Small-Cap Growth Fund
Year Ended June 30, 2011	$66,137
Period Ended June 30, 2010(2)	$4,505
April 12, 2010 to May 31, 2010	$7,826
Brown Advisory Small-Cap Fundamental Value Fund
Year Ended June 30, 2011	$21,886
Period Ended June 30, 2010(2)	$1,091
April 12, 2010 to May 31, 2010	$1,823
Brown Advisory Opportunity Fund
Year Ended June 30, 2011	$4,327
Period Ended June 30, 2010(2)	$412
April 12, 2010 to May 31, 2010	$778
Brown Advisory Maryland Bond Fund
Year Ended June 30, 2011	$64,250
Period Ended June 30, 2010(2)	$5,406
April 12, 2010 to May 31, 2010	$9,041
Brown Advisory Intermediate Income Fund
Year Ended June 30, 2011	$100,594
Period Ended June 30, 2010(2)	$8,853
April 12, 2010 to May 31, 2010	$14,231

(1)Includes fees paid to U.S. Bancorp Fund Services, LLC for transfer agent, fund accounting and fund administration services.

(2)  Effective June 1, 2010, the Funds changed their fiscal year end from May 31 to June 30.

Prior to April 12, 2010, the Funds’ administrator, accountant and transfer agent was Citi Fund Services Ohio, Inc. (“Citi”).

The table below shows the dollar amount of administration fees payable to Citi by the Funds, the amount of fee that was waived by Citi, if any, and the actual fees received by Citi for the fiscal periods ended December 31.

(for Citi, the previous administrator)	Administration Fee Accrued	Administration Fee Waived	Administration Fee Retained
Brown Advisory Growth Equity Fund
June 1, 2009 to April 11, 2010	$54,334	$0	$54,334
Year Ended May 31, 2009	$63,689	$0	$63,689
Brown Advisory Value Equity Fund
June 1, 2009 to April 11, 2010	$77,973	$0	$77,973

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for Citi, the previous administrator)	Administration Fee Accrued	Administration Fee Waived	Administration Fee Retained
Year Ended May 31, 2009	$146,365	$0	$146,365
Brown Advisory Flexible Value Fund
June 1, 2009 to April 11, 2010	$21,987	$0	$21,987
Period Ended May 31, 2009*	$25,234	$0	$25,234
Brown Advisory Small-Cap Growth Fund
June 1, 2009 to April 11, 2010	$96,268	$0	$96,268
Year Ended May 31, 2009	$126,532	$0	$126,532
Brown Cardinal Small Companies Fund
June 1, 2009 to April 11, 2010	$47,027	$0	$47,027
Year Ended May 31, 2009	$80,113	$0	$80,113
Brown Advisory Small-Cap Fundamental Value Fund		$0
June 1, 2009 to April 11, 2010	$12,455	$0	$12,455
Period Ended May 31, 2009**	$6,285	$0	$6,285
Brown Advisory Opportunity Fund
June 1, 2009 to April 11, 2010	$24,309	$0	$24,309
Year Ended May 31, 2009	$19,442	$0	$19,442
Brown Advisory Maryland Bond Fund
June 1, 2009 to April 11, 2010	$101,322	$0	$101,322
Year Ended May 31, 2009	$136,757	$0	$136,757
Brown Advisory Intermediate Income Fund
June 1, 2009 to April 11, 2010	$467,486	$0	$467,486
Year Ended May 31, 2009	$206,224	$0	$206,224
*
Effective November 1, 2008, the Brown Advisory Flexible Value Fund changed its fiscal year end from October 31 to May 31. The information presented is for the period November 1, 2008 through May 31, 2009.

**	The information presented is from December 31, 2008 (commencement of operations) through May 31, 2009.

Custodian

U.S. Bank, National Association is the Custodian for the Funds and safeguards and controls the Funds’ cash and securities, determines income and collects interest on Fund investments. The Custodian’s address is 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.  USBFS, U.S. Bank, National Association, and the Funds’ principal underwriter are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.

For its services, U.S. Bank, National Association receives 0.3 basis points on all Fund assets for any global custody services.

Legal Counsel

Paul Hastings LLP, Park Avenue Tower, 75 East 55th Street, New York, New York, 10022 serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm

Tait, Weller & Baker, LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103 is the Funds’ independent registered public accounting firm, providing audit services, tax services and assistance with respect to the preparation of filings with the U.S. Securities and Exchange Commission.

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PORTFOLIO TRANSACTIONS

How Securities are Purchased and Sold

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom a Fund purchases or to whom a Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and (2) if the security is traded in the “over-the-counter” markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Advisor will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Advisor will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

Commissions Paid

The table below shows the aggregate brokerage commissions paid by each Fund as well as aggregate commissions paid to an affiliate of the Fund, the Advisor or distributor or an affiliate thereof. The data presented are for the past three fiscal years (or shorter period depending on the Fund’s commencement of operations).

Fund	Total Brokerage Commissions	Total Brokerage Commissions Paid to an Affiliate of the Fund Advisor/ SubAdvisor or Distributor	Percent of Brokerage Commissions Paid to an Affiliate of the Fund Advisor/ SubAdvisor or Distributor	Percent of Transactions Executed by an Affiliate of the Fund Advisor/ SubAdvisor or Distributor
Brown Advisory Growth Equity Fund
Year Ended June 30, 2011	$296,681	$0	0%	0%
Year Ended June 30, 2010(1)	$6,089	$0	0%	0%
Year Ended May 31, 2010	$69,010	$0	0%	0%
Year Ended May 31, 2009	$95,588	$0	0%	0%
Brown Advisory Value Equity Fund
Year Ended June 30, 2011	$166,711	$0	0%	0%
Year Ended June 30, 2010(1)	$30,123	$0	0%	0%
Year Ended May 31, 2010	$175,676	$0	0%	0%
Year Ended May 31, 2009	$401,918	$0	0%	0%
Brown Advisory Flexible Value Fund
Year Ended June 30, 2011	$16,391	$0	0%	0%
Year Ended June 30, 2010(1)	$982	$0	0%	0%
Year Ended May 31, 2010	$9,449	$0	0%	0%
Period Ended May 31, 2009(2)	$11,089	$0	0%	0%
Brown Advisory Small-Cap Growth Fund
Year Ended June 30, 2011	$207,146	$0	0%	0%
Year Ended June 30, 2010(1)	$29,905	$0	0%	0%
Year Ended May 31, 2010	$236,754	$0	0%	0%

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Fund	Total Brokerage Commissions	Total Brokerage Commissions Paid to an Affiliate of the Fund Advisor/ SubAdvisor or Distributor	Percent of Brokerage Commissions Paid to an Affiliate of the Fund Advisor/ SubAdvisor or Distributor	Percent of Transactions Executed by an Affiliate of the Fund Advisor/ SubAdvisor or Distributor
Year Ended May 31, 2009	$360,413	$0	0%	0%
Brown Advisory Small-Cap Fundamental Value Fund
Year Ended June 30, 2011	$200,082	$0	0%	0%
Year Ended June 30, 2010(1)	$8,597	$0	0%	0%
Year Ended May 31, 2010	$105,014	$0	0%	0%
Period Ended May 31, 2009(3)	$48,801	$0	0%	0%
Brown Advisory Opportunity Fund
Year Ended June 30, 2011	$20,819	$0	0%	0%
Year Ended June 30, 2010(1)	$2,273	$0	0%	0%
Year Ended May 31, 2010	$31,728	$0	0%	0%
Year Ended May 31, 2009	$69,985	$0	0%	0%
Brown Advisory Maryland Bond Fund
Year Ended June 30, 2011	$0	$0	0%	0%
Year Ended June 30, 2010(1)	$0	$0	0%	0%
Year Ended May 31, 2010	$0	$0	0%	0%
Year Ended May 31, 2009	$0	$0	0%	0%
Brown Advisory Intermediate Income Fund
Year Ended June 30, 2011	$0	$0	0%	0%
Year Ended June 30, 2010(1)	$0	$0	0%	0%
Year Ended May 31, 2010	$0	$0	0%	0%
Year Ended May 31, 2009	$0	$0	0%	0%
(1)	Effective June 1, 2010, the Funds changed their fiscal year end from May 31 to June 30.
(2)
Effective November 1, 2008, the Brown Advisory Flexible Value Fund changed its fiscal year end from October 31 to May 31. The information presented is for the period November 1, 2008 through May 31, 2009.

(3)	The information presented is from December 31, 2008 (commencement of operations) through May 31, 2009.

Advisor Responsibility for Purchases and Sales

The Advisor places orders for the purchase and sale of securities with broker-dealers selected by and in the discretion of the Advisor. The Fund does not have any obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Advisor in its best judgment and in a manner deemed to be in the best interest of each Fund rather than by any formula.

The Advisor seeks “best execution” for all portfolio transactions. This means that the Advisor seeks the most favorable price and execution available. The Advisor’s or Sub- Advisor’s primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

Choosing Broker-Dealers

The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Advisor takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker’s facilities (including the research services described below) and any risk assumed by the executing broker.

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Consistent with applicable rules and the Advisor’s duties, the Advisor may consider payments made by brokers effecting transactions for a Fund. These payments may be made to a Fund or to other persons on behalf of a Fund for services provided to a Fund for which those other persons would be obligated to pay.

The Advisor may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.

Obtaining Research from Brokers

The Advisor has full brokerage discretion. The Advisor evaluates the range and quality of a broker’s services in placing trades such as securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. The Advisor may give consideration to research services furnished by brokers to the Advisor for its use and may cause a Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Advisor’s own internal research and investment strategy capabilities. This research may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Advisor accounts, although a particular client may not benefit from all the research received on each occasion. The Advisor fees are not reduced by reason of receipt of research services. Most of the brokerage commissions for research are for investment research on specific companies or industries. And, because the Advisor will follow a limited number of securities most of the commission dollars spent research will directly benefit clients and the Fund’s investors.

Counterparty Risk

The Advisor monitors the creditworthiness of counterparties to each Fund’s transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

Transactions through Affiliates

The Advisor may effect brokerage transactions through affiliates of the Advisor (or affiliates of those persons) pursuant to procedures adopted by the Trust.

Other Accounts of the Advisor

Investment decisions for the Funds are made independently from those for any other account or investment company that is or may in the future become advised by the Advisor or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day’s transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Advisor’s opinion, is in the best interest of the affected accounts and is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Advisor occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

Portfolio Turnover

The frequency of portfolio transactions of each Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses. Each Fund’s annual portfolio turnover rates for the last 5 years are included in the “Financial Highlights” section of the Funds’ prospectus. Ordinarily, the Funds do not anticipate annual portfolio turnover rates to exceed 100%.

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Securities of Regular Broker-Dealers

From time to time, a Fund may acquire and hold securities issued by its “regular brokers and dealers” or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during a Fund’s last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of a Fund during the Fund’s last fiscal year; or (3) sold the largest amount of a Fund’s shares during the Fund’s last fiscal year.

For the fiscal years ended June 30, 2010 and June 30, 2011, the Funds did not acquire any securities issued by their regular brokers and dealers.

Portfolio Holdings

The Trust, on behalf of the Funds, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of each Fund.  The Advisor has also adopted a policy with respect to disclosure of portfolio holdings of each Fund (the “Advisor’s Policy”). Information about each Fund’s portfolio holdings will not be distributed to any third party except in accordance with the portfolio holdings policies and the Advisor’s Policy (the “Disclosure Policies”).  The Advisor and the Board considered the circumstances under which each Fund’s portfolio holdings may be disclosed under the Disclosure Policies and the actual and potential material conflicts that could arise in such circumstances between the interests of a Fund’s shareholders and the interests of the Advisor, distributor or any other affiliated person of a Fund.  After due consideration, the Advisor and the Board determined that each Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the Disclosure Policies, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, administration or custody of a Fund.  Pursuant to the Disclosure Policies, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of each Fund’s shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of each Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to the Disclosure Policies.  The Board reserves the right to amend the Disclosure Policies at any time without prior notice to shareholders in its sole discretion.

Disclosure of each Fund’s complete holdings is required to be made after the periods covered by the Funds’ Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  The Funds disclose their complete portfolio holdings on their website at www.brownadvisory.com within 10 business days after the calendar quarter-end.  Top 10 holdings are updated and posted monthly on the Funds’ website within 10 days of the month-end.  Portfolio holdings information posted on the Funds’ website may be separately provided to any person, commencing on the day after it is first published on the Funds’ website.  In addition, each Fund may provide its complete portfolio holdings at the same time that it is filed with the SEC.

In the event of a conflict between the interests of a Fund and the interests of the Advisor or an affiliated person of the Advisor, the CCO of the Advisor, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the Advisor’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of a Fund to each of the following entities, which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed, including a duty not to trade on non-public information: the fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Fund or the Board, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, including mutual fund ratings or statistical agencies, in accordance with the Disclosure Policies, when a Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

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In no event shall the Advisor, its affiliates or employees, a Fund, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the Disclosure Policies will protect the Funds from potential misuse of portfolio holdings information by individuals or entities to which it is disclosed.

From time to time, the Advisor may make additional disclosure of the Funds’ portfolio holdings on the Funds’ website.  Shareholders can access the Funds’ website at www.brownadvisory.com for additional information about the Funds, including, without limitation, the periodic disclosure of their portfolio holdings.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of a Fund’s shares.

How to Buy Shares

In addition to purchasing shares directly from the Funds, you may purchase shares of the Funds through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced based on the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it participates in these arrangements.

The public offering price of a Fund’s shares is the NAV plus any applicable sales charge.  Shares are purchased at the public offering price next determined after USBFS receives your order in proper form, as discussed in the Funds’ Prospectus.  In order to receive that day’s public offering price, USBFS must receive your order in proper form before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of a Fund’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the distributor such rejection is in the best interest of a Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of a Fund’s shares.

In addition to cash purchases, a Fund’s shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy a Fund’s shares must be readily marketable, their acquisition consistent with each Fund’s objective and otherwise acceptable to the Advisor and the Board.

Automatic Investment Plan

As discussed in the Prospectus, the Funds provide an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of a Fund on a regular basis.  All record keeping and custodial costs of the AIP are paid by a Fund.  The market value of a Fund’s shares is subject to fluctuation.  Prior to participating in the AIP the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

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How to Sell Shares and Delivery of Redemption Proceeds

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to a Fund or through your Financial Intermediary.

Payments to shareholders for shares of a Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Fund’s transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Fund’s shareholders.  Under unusual circumstances, a Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of a Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions

Shareholders with telephone transaction privileges established on their account may redeem a Fund’s shares by telephone.  Upon receipt of any instructions or inquiries by telephone from the shareholder a Fund or its authorized agents may carry out the instructions and/or to respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, a Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

USBFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If USBFS fails to employ reasonable procedures, a Fund and USBFS may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, that to the extent permitted by applicable law, neither a Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact USBFS.

Redemptions In-Kind

The Trust has filed an election under Rule 18f-1 of the 1940 Act committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets).  Each Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Each Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although a Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the unlikely event a Fund were to elect to make an in-kind redemption, a Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. If a Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or a Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. Each Fund does not anticipate that it would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law. Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

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Distributions

Distributions of net investment income will be reinvested at the Fund’s NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV of the Fund (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

TAXATION

The tax information set forth in the Prospectus and the information in this section relates solely to Federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key Federal income tax considerations affecting a Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the Federal tax treatment of a Fund or the tax implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This “Taxation” section is based on the Code and applicable regulations in effect on the date of the Prospectus. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax advisors as to the Federal, state, local and foreign tax consequences of an investment in a Fund.

Qualification as a Regulated Investment Company

Each Fund intends, for each tax year, to qualify as a “regulated investment company” under the Code.

Effective June 1, 2010, the Funds changed their fiscal year end from May 31 to June 30. Accordingly, the tax year end of each Fund is now June 30 (the same as each Fund’s fiscal year end). Prior to 2008, the Brown Advisory Flexible Value Fund’s fiscal year end was October 31.

Federal Income Tax Consequences of Qualification

As a regulated investment company, a Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company, generally a Fund must satisfy the following requirements:

•
The Fund must distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt interest, if any, each tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement (“Distribution Requirement”)).

•
The Fund must derive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income (including gains from options and futures contracts) derived from its business of investing in securities and net income derived from interests in qualified publicly traded partnerships.

•
The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash, cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or in the securities of one or more qualified publicly traded partnerships.

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While each Fund presently intends to make cash distributions (including distributions reinvested in Fund shares) for each tax year in an aggregate amount sufficient to satisfy the Distribution Requirement and eliminate Federal income tax, a Fund may use “equalization accounting” (in lieu of making some or all cash distributions) for those purposes. A Fund that uses equalization accounting will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gain that it distributes in cash. If the IRS determines that a Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any tax year, the Fund may be liable for Federal income and/or excise tax, and, if the Distribution Requirement has not been met, may also be unable to continue to qualify for treatment as a regulated investment company (see discussion below on what happens if a Fund fails to qualify for that treatment).

Failure to Qualify

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund’s current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund’s income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

Fund Distributions

Each Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

A portion of a Fund’s distributions may be treated as “qualified dividend income,” taxable to individuals, under current law, at a maximum Federal income tax rate of 15% (0% for individuals in lower tax brackets) if paid with respect to taxable years beginning on or before December 31, 2012. A distribution is treated as qualified dividend income to the extent that a Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met by the Fund and the shareholder. To the extent a Fund’s distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income. A Fund’s distributions of dividends that it received from REITs generally do not constitute “qualified dividend income.”

Each Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but a Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

As reflected in the following table, each Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current and future capital gain (whether short- or long-term) until expiration. Any such losses may not be carried back from June 30, 2011.

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As of June 30, 2011, the capital loss carryovers available to offset future capital gains are as follows:

Fund	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019
Growth Equity Fund	$ —	$ —	$ —	$ —	$ —	$2,391,686	$6,142	$ —
Value Equity Fund	$ —	$ —	$ —	$ —	$3,385,719	$28,219,868	$949,103	$ —
Flexible Value Fund	$ —	$ —	$ —	$2,528,658	$ —	$3,281,373	$ —	$ —
Small-Cap Growth Fund	$ —	$ —	$ —	$ —	$ —	$147,387	$ —	$ —
Small-Cap Fundamental Value Fund	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —
Opportunity Fund	$458,257	$32,106,135	$ —	$ —	$6,595,707	$734,936	$ —	$ —
Maryland Bond Fund	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —
Intermediate Income Fund	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —

The Funds will operate on a fiscal, and therefore taxable, year ending June 30 of each year.

Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares with an NAV at the time of purchase that reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of a Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be paid by the Fund and received by you on December 31 of that calendar year if the distribution is actually paid in January of the following year.

Each Fund will send you information annually as to the Federal income tax consequences of distributions made (or deemed made) during the year.

Certain Tax Rules Applicable to the Funds’ Transactions

For Federal income tax purposes, when put and call options purchased by a Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by a Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When a Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When a Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by a Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered “Section 1256 contracts” for Federal income tax purposes. Section 1256 contracts held by a Fund at the end of each tax year are “marked to market” and treated for Federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by a Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. A Fund can elect to exempt its Section 1256 contracts that are part of a “mixed straddle” (as described below) from the application of Section 1256.

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Any option, futures contract or other position entered into or held by a Fund in conjunction with any other position held by the Fund may constitute a “straddle” for Federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a “mixed straddle.” In general, straddles are subject to certain rules that may affect the character and timing of a Fund’s gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund’s holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 contracts be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund if all of the offsetting positions consist of Section 1256 contracts.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as “Section 988” gains or losses, increase or decrease the amount of the Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain.

Federal Excise Tax

A 4% nondeductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98.2% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of each Fund’s income must be distributed during the next calendar year. A Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, a Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. A Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Sale, Exchange or Redemption of Shares

In general, you will recognize gain or loss on the sale, exchange or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale, exchange or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) Fund shares within 30 days before or after the sale, exchange or redemption (a “wash sale”). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale, exchange or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale, exchange or redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

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Backup Withholding

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury at a rate under current law of 28% of distributions and the proceeds of redemptions of shares paid to you if you: (1) have failed to provide your correct taxpayer identification number; (2) are otherwise subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that you are not subject to backup withholding or that you are a corporation or other “exempt recipient.” Backup withholding is not an additional tax; rather any amounts so withheld may be credited against your Federal income tax liability or refunded if proper documentation is provided.

State and Local Taxes

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in a Fund can differ from the Federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisor as to the consequences of state and local tax rules with respect to an investment in the Fund.

Foreign Income Tax

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of a Fund’s assets to be invested within various countries cannot be determined. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible and intends to file an election with the IRS to pass through to its shareholders the amount of foreign taxes paid by the Fund subject to certain exceptions. However, there can be no assurance that a Fund will be able to do so. Pursuant to this election, you will be required to (1) include in gross income (in addition to taxable dividends actually received) your pro rata share of foreign taxes paid by the Fund, (2) treat your pro rata share of such foreign taxes as having been paid by you and (3) either deduct such pro rata share of foreign taxes in computing your taxable income or treat such foreign taxes as a credit against Federal income taxes. You may be subject to rules which limit or reduce your ability to fully deduct, or claim a credit for, your pro rata share of the foreign taxes paid by the Fund.

Maryland Taxes (Brown Advisory Maryland Bond Fund)

Distributions attributable to interest received by the Fund on Maryland municipal obligations and certain U.S. government obligations are generally exempt from Maryland state and local income taxes. Distributions attributable to the Fund’s other income or gains, however, are generally subject to these taxes. Interest on indebtedness incurred by a shareholder to purchase or carry Fund shares generally is not deductible for purposes of Maryland state or local income tax.

Distributions of income derived from interest on Maryland municipal obligations may not be exempt from taxation under the laws of states other than Maryland.

To the extent the Fund receives interest on certain private activity bonds, a proportionate part of the exempt-interest dividends paid by the Fund may be treated as an item of tax preference for the Federal alternative minimum tax and Maryland’s tax on tax preference items. In addition to the preference item for interest on private activity bonds, corporate shareholders must include the full amount of exempt-interest dividends in computing tax preference items for purposes of the alternative minimum tax.

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If you borrow money to purchase or carry shares of the Fund, the interest on your debt generally is not deductible for Federal income tax purposes.

OTHER MATTERS

Control Persons and Principal Shareholders

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Funds.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.  As of the date of this SAI, the Trustees as a group did not own more than 1% of the outstanding shares of the Funds.  As of October 3, 2011, the following shareholders were considered to be either a control person or principal shareholder of the Funds:

Fund	Shareholder and Address	Percentage of Fund Owned
Brown Advisory Growth Equity Fund Institutional Shares	Charles Schwab Co Inc Exclusive Benefit of Customers 101 Montgomery St San Francisco, CA 94104-4151	58.84%

	NFS LLC FEBO US Bank National Association Omnibus 1555 N. River Center Dr. Ste. 302 Milwaukee, WI 53212-3958	11.41%

	NFS LLC FBO Shareholders 200 Liberty Street New York, NY 10281-1003	10.70%

	Prudential Investment Mgmt Service FBO Mutual Fund Clients Attention PruChoice Unit Gateway Center 3 – 11th floor 100 Mulberry St Academy, NJ 07102-4056	8.28%

Brown Advisory Growth Equity Fund Advisor Shares	First Clearing LLC Various Accounts 1 N. Jefferson Ave. Saint Louis, MO 63103-2287	53.03%

	First Clearing LLC Ellen MacNeille Charles Revoc Trust 48 Lockleven Drive Severna Park, MD 21146-3714	41.84%

Brown Advisory Value Equity Fund Institutional Shares	NFS LLC FEBO US Bank National Association Transfer Agent Fund – Omni 1555 N. River Center Dr. Ste. 302 Milwaukee, WI 53212	79.29%

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Fund	Shareholder and Address	Percentage of Fund Owned
	State Street Bank Tr FBO American Sugar Refining 200 Newport Ave JQB/7N North Quincy, MA 02171	9.16%

	Prudential Investment Mgmt Service FBO Mutual Fund Clients Attention PruChoice Unit Gateway Center 3 – 11th floor 100 Mulberry St Academy, NJ 07102-4056	5.96%

Brown Advisory Value Equity Fund Advisor Shares	First Clearing LLC Various Accounts 1 N. Jefferson Ave. Saint Louis, MO 63103-2287	95.63%

Brown Advisory Flexible Value Fund Institutional Shares	Prudential Investment Mgmt Service FBO Mutual Fund Clients Attention PruChoice Unit Gateway Center 3 – 11th floor 100 Mulberry St Academy, NJ 07102-4056	41.92%

	NFS LLC FEBO US Bank National Association Transfer Agent Fd – Omni 1555 N. River Center Dr. Ste 302 Milwaukee, WI 53212-3958	27.96%

	Pershing LLC Various Accounts PO Box 2052 Jersey City, NJ 07303-2052	19.91%

Brown Advisory Flexible Value Fund Advisor Shares	First Clearing LLC Various Accounts 1 N. Jefferson Ave. Saint Louis, MO 63103-2287	67.38%

	LPL Financial Corporation Various Accounts 9785 Towne Centre Dr. San Diego, CA 92121-1968	20.52%

Brown Advisory Small-Cap Growth Fund Institutional Shares	NFS LLC FEBO US Bank National Association Omnibus – Cash/Reinvest 1555 N. River Center Dr. Ste 302 Milwaukee, WI 53212-3958	81.65%

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Fund	Shareholder and Address	Percentage of Fund Owned
	Prudential Investment Mgmt Service FBO Mutual Fund Clients Attention PruChoice Unit Gateway Center 3 – 11th floor 100 Mulberry St Academy, NJ 07102-4056	9.37%

Brown Advisory Small-Cap Growth Fund Advisor Shares	First Clearing LLC Various Accounts 1 N. Jefferson Ave. Saint Louis, MO 63103-2287	75.92%

	First Clearing LLC Ellen Macneille Charles Trust 48 Lockleven Dr. Severna Park, MD 21146-3714	8.13%

	First Clearing LLC Mary D. Scott Marital Willard H. Scott Mary P. Scott PO Box 217 Delaplane, VA 20144-0217	6.96%

	First Clearing LLC Andrew K Dwyer Foundation 756 Guard Hill Road Bedford, NY 10506-1042	6.68%

Brown Advisory Small-Cap Growth Fund D Shares	Prudential Investment Mgmt Service FBO Mutual Fund Clients Attention PruChoice Unit Gateway Center 3 – 11th floor 100 Mulberry St Academy, NJ 07102-4056	27.81%

	Pershing LLC Various Accounts PO Box 2052 Jersey City, NJ 07303-2052	17.53%

	RBC Capital Markets Corp FBO Anne B Williams Individual Retirement Account 20 Ridgewood Dr. Rye, NY 10580-1645	8.69%

Brown Advisory Small-Cap Fundamental Value Fund Institutional Shares	NFS LLC FEBO US Bank National Association Omnibus - Cash/Reinvest 1555 N. River Center Dr. Ste 302 Milwaukee, WI 53212-3958	78.21%

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Fund	Shareholder and Address	Percentage of Fund Owned
	National Financial Services Corp Multiple Accounts 200 Liberty Street New York, NY 10281-1003	13.76%

Brown Advisory Small-Cap Fundamental Value Fund Advisor Shares	BAT Commingled Fund Manager 901 S. Bond St., Suite 400 Baltimore, MD 21231-3340	100.00%

Brown Advisory Opportunity Fund Institutional Shares	NFS LLC FEBO US Bank National Association Trsfr Agt Fd -Omni C/R 1555 N. River Center Dr. Ste 302 Milwaukee, WI 53212-3958	38.11%

	Prudential Investment Mgmt Service FBO Mutual Fund Clients Attention PruChoice Unit Gateway Center 3 – 11th floor 100 Mulberry St Newark, NJ 07102-4056	28.08%

	Charles Schwab Co Inc Mutual Fd Spl Cstdy A-C For Excl Bnft Cust 101 Montgomery St San Francisco, CA 94104-4151	7.38%

Brown Advisory Maryland Bond Fund Institutional Shares	Washington & Co C/O U.S. Bank PO Box 1787 Milwaukee, WI 53201-1787	72.70%

	Prudential Investment Mgmt Service FBO Mutual Fund Clients Attention PruChoice Unit Gateway Center 3 – 11th floor 100 Mulberry St Academy, NJ 07102-4056	25.74%

Brown Advisory Intermediate Income Fund Institutional Shares	NFS LLC FEBO US Bank National Association Omnibus 1555 N. River Center Dr. Ste 302 Milwaukee, WI 53212-3958	79.93%

	Prudential Investment Mgmt Service FBO Mutual Fund Clients Attention PruChoice Unit Gateway Center 3 – 11th floor 100 Mulberry St Academy, NJ 07102-4056	14.04%

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Fund	Shareholder and Address	Percentage of Fund Owned
Brown Advisory Intermediate Income Fund A Shares	First Clearing LLC Various Accounts 1 N. Jefferson Ave. Saint Louis, MO 63103-2287	63.68%

	Pershing LLC Various Accounts PO Box 2052 Jersey City, NJ 07303-2052	13.85%

	Prudential Investment Mgmt Service FBO Mutual Fund Clients Attention PruChoice Unit Gateway Center 3 – 11th floor 100 Mulberry St Academy, NJ 07102-4056	6.11%

	National Financial Services Various Accounts 200 Liberty Street New York, NY 10281-1003	5.10%

Proxy Voting Procedures

The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight.  The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Funds and their shareholders.  The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Policies (as defined below) and a record of each proxy voted by the Advisor on behalf of the Funds, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.  The Advisor has also adopted the following Proxy Voting Policies and Procedures (“Advisor’s Proxy Policies”)

In its role as investment advisor to the Funds, the Advisor has adopted those proxy voting policies adopted by the Trust. To the extent that the Trust’s policies do not cover potential voting issues with respect to proxies received by the Funds, the Funds have delegated to the Advisor the authority to act on their behalf to promote the Funds’ investment objectives, subject to the provisions of the Trust’s policies regarding resolution of a conflict of interest with respect to the Advisor.

The Advisor recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of the Funds. A “conflict of interest,” means any circumstance when the Advisor (including officers, directors, agents and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of fund shareholders in how proxies of that issuer are voted. The Advisor has adopted the Trust’s procedures as they relate to the resolution of conflicts of interest with respect to voting shares of the Funds.

The Trust will file a Form N-PX, with each Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31st of each year.  Form N-PX for the Funds will be available without charge, upon request, by calling toll-free (800) 540-6807 and on the SEC’s website at www.sec.gov.

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Code of Ethics

The Trust, the Advisor and the Distributor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between the Funds and personnel of the Trust, the Advisor and the Distributor. The codes permit such personnel to invest in securities, including securities that may be purchased or held by the Funds, subject to certain limitations.

Registration Statement

This SAI and the Prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

Financial Statements

The annual report for the Funds for the fiscal year ended June 30, 2011 is a separate document supplied with this SAI and the financial statements, accompanying notes and reports of independent registered public accounting firm appearing therein are incorporated by reference in this SAI.

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APPENDIX A – DESCRIPTION OF SECURITIES RATINGS

A. Long-Term Ratings

1. Moody’s Investors Service – Long-Term Corporate Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2. Standard and Poor’s – Long-Term Issue Credit Ratings (including Preferred Stock)

Issue credit ratings are based, in varying degrees, on the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

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AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C
A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D
An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note	Plus (+) or minus (-). The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

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3. Fitch – International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. ‘BBB’ ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB
Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC	Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC	Default of some kind appears probable.

C	Default is imminent.

RD	Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

•	Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

•	The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;

•	The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

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Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

Note
The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

B.	Preferred Stock Ratings

1. Moody’s Investors Service

Aaa
An issue which is rated “aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

Aa
An issue which is rated “aa” is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

A
An issue which is rated “a” is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “aaa” and “aa” classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

Baa
An issue which is rated “baa” is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

Ba
An issue which is rated “ba” is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B
An issue which is rated “b” generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

Caa	An issue which is rated “caa” is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

Ca	An issue which is rated “ca” is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C	This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

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Note
Moody’s applies numerical modifiers 1, 2, and 3 in each rating classification; The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

C. Short Term Ratings

1. Moody’s Investors Service

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note	Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

2. Standard and Poor’s

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1
A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

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B-3
A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note
Dual Ratings. Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

3. Fitch

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Note
The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

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STATEMENT OF ADDITIONAL INFORMATION

BROWN ADVISORY FUNDS
October 31, 2011

Investment Advisor:

Brown Investment Advisory
Incorporated
901 S. Bond Street
Suite 400
Baltimore, MD 21231

Account Information and Shareholder Services:

Brown Advisory Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 540-6807

Brown Advisory Small Companies Fund (formerly known as Brown Cardinal Small Companies Fund) Institutional Shares (BIACX) Advisor Shares (BASVX)

This Statement of Additional Information (the “SAI”) provides additional information to the Prospectus dated October 31, 2011, as may be amended from time to time, offering shares of the Brown Advisory Small Companies Fund (Institutional and Advisor Shares), a series of Professionally Managed Portfolios, a registered, open-end management investment company (the “Trust”).  This SAI is not a prospectus and should only be read in conjunction with the Prospectus.  You may obtain the Prospectus without charge by contacting U.S. Bancorp Fund Services, LLC at the address or telephone number listed above or by visiting the Fund’s website at www.brownadvisoryfunds.com.

Financial Statements for the Fund for the fiscal year ended June 30, 2011 included in the Annual Report to shareholders, are incorporated into this SAI by reference.  Copies of the Annual Report may be obtained, without charge, upon request by contacting U.S. Bancorp Fund Services, LLC at the address or telephone number listed above.

GLOSSARY	1
THE TRUST	2
INVESTMENT POLICIES AND RISKS	3
INVESTMENT LIMITATIONS	10
MANAGEMENT	13
PORTFOLIO TRANSACTIONS	24
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	28
TAXATION	30
OTHER MATTERS	34
APPENDIX A – DESCRIPTION OF SECURITIES RATINGS	36

GLOSSARY

As used in this SAI, the following terms have the meanings listed:

“Accountant” means U.S. Bancorp Fund Services, LLC.

“Administrator” means U.S. Bancorp Fund Services, LLC.

“Advisor” means Brown Investment Advisory Incorporated, the Fund’s investment advisor.

“Board” means the Board of Trustees of the Trust.

“CFTC” means Commodities Future Trading Commission.

“Code” means the Internal Revenue Code of 1986, as amended the rules thereunder, IRS interpretations and any private letter rulings or similar authority upon which the Fund may rely.

“Custodian” means U.S. Bank National Association.

“Distributor” means Quasar Distributors, LLC.

“Fund” means Brown Advisory Small Companies Fund.

“Independent Trustee” means a Trustee that is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

“IRS” means U.S. Internal Revenue Service.

“Moody’s” means Moody’s Investors Service.

“NAV” means net asset value per share.

“NRSRO” means a nationally recognized statistical rating organization.

“SAI” means Statement of Additional Information.

“SEC” means the U.S. Securities and Exchange Commission.

“S&P” means Standard & Poor’s Corporation, a division of the McGraw Hill Companies.

“Transfer Agent” means U.S. Bancorp Fund Services, LLC.

“Trust” means Professionally Managed Portfolios.

“U.S.” means United States.

“USBFS” means U.S. Bancorp Fund Services, LLC

“U.S. Government Securities” means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

“1933 Act” means the Securities Act of 1933, as amended, and including rules and regulations as promulgated thereunder.

“1934 Act” means the Securities Exchange Act of 1934, as amended, and including rules and resolutions as promulgated thereunder.

“1940 Act” means the Investment Company Act of 1940, as amended, and including rules and regulations SEC interpretations and any exemptive order applicable to the Fund or interpretive relief promulgated thereunder.

1

.
THE TRUST

The Trust is a Massachusetts business trust organized on February 24, 1987, and is registered with the SEC as an open-end management investment company.  Prior to May of 1991, the Trust was known as the Avondale Investment Trust.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Brown Advisory Small Companies Fund.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations.  However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund’s assets for any shareholder held personally liable for obligations of the Fund or the Trust.  The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or the Trust and satisfy any judgment thereon.  All such rights are limited to the assets of the Fund.  The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.  However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

Fund History

The Fund is a diversified series of the Trust.  Please see the Prospectus for a discussion of the principal investment policies and risks of investing in the Fund.

On March 5, 2010, the Board of Trustees of Forum Funds (“Forum Funds Trust”) approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of the Brown Cardinal Small Companies Fund, the predecessor fund within the Forum Funds Trust into the Fund of the Trust described in this SAI.  The effective date of the reorganization was the close of business on April 9, 2010.

The Fund, a series of the Trust, commenced operations on April 12, 2010 as the successor to the Brown Cardinal Small Companies Fund, a series of Forum Funds Trust.

Prior to October 31, 2011, the Brown Advisory Small Companies Fund was named Brown Cardinal Small Companies Fund, and prior to January 1, 2010, the Brown Cardinal Small Companies Fund was named Brown Advisory Small-Cap Value Fund.

The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series of the Trust, except for the other Brown Advisory Funds and the Winslow Green Growth Fund, each offered in separate Prospectuses and SAIs.  The Fund’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

2

INVESTMENT POLICIES AND RISKS

Recent Regulatory Events

The U.S. Government, the Federal Reserve, the Treasury, the SEC, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions to address the financial crisis. These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act”, which was signed into law on July 21, 2010 and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC. Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Fund is unknown. There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Fund. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

Equity Securities

Common and Preferred Stock

General. The Fund may invest in common stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

The U.S. Government, the Federal Reserve, the Treasury, the SEC, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions to address the financial crisis.  These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act”, which was signed into law on July 21, 2010 and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC.  Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Fund is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Fund.  Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

The Fund may invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

Risks. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

Convertible Securities

General. The Fund may invest in convertible securities. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

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Convertible securities rank senior to common stock in a company’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.
A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Risks. Investment in convertible securities generally entails less risk than an investment in the issuer’s common stock. Convertible securities are typically issued by smaller capitalization companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

Security Ratings Information. The Fund’s investments in convertible securities are subject to the credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, the Fund may only invest in: (1) convertible securities that are rated “Baa” or higher by Moody’s or “BBB” or higher by S&P at the time of purchase; and (2) preferred stock rated “baa” or higher by Moody’s or “BBB” or higher by S&P at the time of purchase. The Fund may purchase unrated convertible securities and preferred stock if, at the time of purchase, the Advisor believes that they are of comparable quality to rated securities that the Fund may purchase.

Unrated securities may not be as actively traded as rated securities. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Advisor to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Advisor determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

Moody’s, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Advisor will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer’s current financial condition may be better or worse than a rating indicates.

Credit ratings for debt securities provided by rating agencies evaluate the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. See Appendix A for additional information on credit ratings.

Warrants

General. The Fund may invest in warrants. Warrants are securities, typically issued with preferred stock or bonds that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

Risks. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

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Depositary Receipts

General. The Fund may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), Holding Company Depositary Receipts (“HOLDRs”), New York Registered Shares (“NYRs”) or American Depositary Shares (“ADSs”). ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. EDRs are issued by European financial institutions and typically trade in Europe and GDRs are issued by European financial institutions and typically trade in both Europe and the United States. HOLDRs trade on the American Stock Exchange and are fixed baskets of U.S. or foreign stocks that give an investor an ownership interest in each of the underlying stocks. NYRs, also known as Guilder Shares since most of the issuing companies are Dutch, are dollar-denominated certificates issued by foreign companies specifically for the U.S. market. ADSs are shares issued under a deposit agreement that represents an underlying security in the issuer’s home country. (An ADS is the actual share trading, while an ADR represents a bundle of ADSs.) The Fund invests in depositary receipts in order to obtain exposure to foreign securities markets. For purposes of the Fund’s investment policies, the Fund’s investment in an ADR will be considered an investment in the underlying securities of the applicable foreign company.

Risks. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs of a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

Foreign Securities

The Fund may invest in foreign securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of the Fund’s assets.

In addition, interest and dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Some foreign brokerage commissions and custody fees are higher than those in the U.S. Foreign accounting, auditing and financial reporting standards differ from those in the U.S. and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund’s income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

Options and Futures

General

The Fund may (1) purchase or write options on securities in which it may invest or on market indices based in whole or in part on the securities in which it may invest; (2) invest in futures contracts on market indices based in whole or in part on securities in which it may invest; and (3) purchase or write put and call options on these futures contracts. The Fund will participate in such transactions to enhance the Fund’s performance or hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase.

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Options purchased or written by the Fund must be traded on an exchange or over-the-counter. Options and futures contracts are considered to be derivatives. Use of these instruments is subject to regulation by the SEC, the options and futures exchanges on which futures and options are traded or by the CFTC. No assurance can be given that any hedging or income strategy will achieve its intended result.

Currently, the Fund does not have any intention of investing in options or futures for purposes other than for hedging or equitizing cash. If the Fund will be financially exposed to another party due to its investments in options or futures, the Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require and will maintain either: (1) an offsetting (“covered”) position in the underlying security or an offsetting option or futures contract; or (2) cash, receivables and/or liquid debt securities with a value sufficient at all times to cover its potential obligations. The Fund will set aside cash, liquid securities and other permissible assets (“Segregated Assets”) on the books and records of the Fund’s Custodian. Segregated Assets cannot be sold or closed out while the hedging strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

The Fund has filed a notice with the National Futures Association claiming exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “Act”) and therefore the Fund is not subject to registration or regulation as a commodity pool operator under the Act.

Options and Futures Contracts

Options on Securities. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

Options on Stock Indices. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional options on securities except that stock index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

Options on Futures. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell a security, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

Futures Contracts and Index Futures Contracts. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash or an underlying debt security, as called for in the contract, at a specified date and at an agreed upon price.

An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and at the price designated by the futures contract. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

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A municipal bond futures contract is based on the value of the Bond Buyer Index (“BBI”) which is comprised of 40 actively traded general obligation and revenue bonds. The rating of a BBI issue must be at least “A.” To be considered, the issue must have at least 19 years remaining to maturity, a first call date between 7 and 16 years, and at least one call at par prior to redemption. No physical delivery of the securities is made in connection with municipal bond futures. Rather these contracts are usually settled in cash if they are not closed out prior to their expiration date.

A Treasury bond futures contract is based on the value of an equivalent 20-year, 6% Treasury bond. Generally, any Treasury bond with a remaining maturity or term to call of 15 years as of the first day of the month in which the contracts are scheduled to be exercised will qualify as a deliverable security pursuant to a Treasury bond futures contract. A Treasury note futures contract is based on the value of an equivalent 10-year, 6% Treasury note. Generally, any Treasury note with a remaining maturity or term to call of 6 1/2 years or 10 years, respectively, as of the first day of the month in which the contracts are scheduled to be exercised will qualify as a deliverable security pursuant to Treasury note futures contract.

Since a number of different Treasury notes will qualify as a deliverable security upon the exercise of the option, the price that the buyer will actually pay for those securities will depend on which ones are actually delivered. Normally, the exercise price of the futures contract is adjusted by a conversion factor that takes into consideration the value of the deliverable security if it were yielding 6% as of the first day of the month in which the contract is scheduled to be exercised.

Risks of Options and Futures Transactions

There are certain investment risks associated with options and futures transactions. These risks include: (1) dependence on the Advisor’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund’s ability to limit exposures by closing its positions. The potential loss to the Fund from investing in certain types of futures transactions is unlimited.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices or related options during a single trading day. The Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. The Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. The Fund’s activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund’s yield.

Illiquid and Restricted Securities

Illiquid Securities.  The Fund may not invest more than 15% of the value of its net assets in illiquid securities.  The Advisor will monitor the amount of illiquid securities in the Fund’s portfolio, under the supervision of the Board, to ensure compliance with the Fund’s investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days.  As described below, in some cases, securities subject to legal or contractual restrictions on resales may not be deemed to be illiquid (see “Restricted Securities” below).  Mutual funds do not typically hold a significant amount of these illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days.

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Restricted Securities.  The Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act.  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” the Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  The Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  The Advisor will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Advisor, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, the Fund’s holdings of illiquid securities will be reviewed to determine what action, if any, is appropriate.  The Fund may determine that it is appropriate to continue to hold such instrument for a period of time to avoid a distressed sale which would be harmful to shareholders.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Determination of Liquidity

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Valuation Committee and the Advisor, pursuant to guidelines approved by the Board. The Advisor determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. In making such determinations they take into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Advisor may determine that the securities are liquid.

Investment Company Securities

Open-End and Closed-End Investment Companies

General. The Fund may invest in the securities of other registered investment companies.  The Fund will limit its investment in the securities of other open-end and closed-end investment companies to the extent permitted by the 1940 Act. With certain exceptions, such provisions generally permit the Fund to invest up to 5% of its assets in another investment company, up to 10% of its assets in investment companies generally and hold up to 3% of the shares of another investment company. The Fund’s investment in other investment companies may include money market mutual funds, which are not subject to the percentage limitations set forth above.

Risks. The Fund, as a shareholder of another investment company, will bear its pro-rata portion of the other investment company’s advisory fee and other expenses, in addition to its own expenses and will be exposed to the investment risks associated with the other investment company. To the extent that the Fund invests in closed-end companies that invest primarily in the common stock of companies located outside the United States, see the risks related to foreign securities set forth in the section entitled “Investment Policies and Risks – Equity Securities – Foreign Securities Risks” above.

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Exchange-Traded Funds and Exchange-Traded Notes

General. The Fund may invest in exchange-traded funds (“ETFs”).  ETFs are investment companies that are bought and sold on a securities exchange.  An ETF represents a fixed portfolio of securities designed to track a particular market segment or index.  The Fund may also invest in exchange-traded notes (“ETNs”), which are structured debt securities. Whereas ETFs’ liabilities are secured by their portfolio securities, ETNs’ liabilities are unsecured general obligations of the issuer. Most ETFs and ETNs are designed to track a particular market segment or index. ETFs and ETNs have expenses associated with their operation, typically including, with respect to ETFs, advisory fees. When the Fund invests in an ETF or ETN, in addition to directly bearing expenses associated with its own operations, it will bear its pro rata portion of the ETF’s or ETN’s expenses.  The Fund’s investments in ETFs are also subject to the limitations on investments in other investment companies discussed above.

Risks. The risks of owning an ETF or ETN generally reflect the risks of owning the underlying market segment or index it is designed to track. Lack of liquidity in an ETF, however, could result in it being more volatile than the underlying portfolio of securities. In addition, the Fund will incur expenses in connection with investing in ETFs and ETNs that may increase the cost of investing in the ETF or ETN versus the cost of directly owning the securities in the ETF or an ETN. The value of an ETN security should also be expected to fluctuate with the credit rating of the issuer.

Trust Securities and Unit Investment Trusts

General. The Fund may invest in trusts and unit investment trusts (“UITs”), including HOLDRS. HOLDRS are trust-issued receipts that represent beneficial ownership in the specific group of stocks held by the issuing trust. UITs are registered investment companies that are similarly unmanaged, or passively managed, and as such generally hold a static portfolio of securities, or track an index. The liabilities of trusts (including HOLDRS trusts) and UITs incur some expenses in connection with their operations; thus, when the Fund invests in a trust, HOLDR or UIT, in addition to directly bearing expenses, associated with its own operations, it will bear its pro rata portion of the trust’s. HOLDRS’ or UIT’s expenses. Like ETFs, HOLDRS are exchange-listed and, therefore, may be purchased and sold on the secondary market.

Risks. The risks of owning a trust security (including a HOLDR) or a UIT security generally reflect the risks of owning the securities in the trust or UIT’s portfolio. Due to the unmanaged or passively managed nature or such vehicles, the relative weights of their portfolio securities may change over time, resulting in a change in the nature of the investment. In addition, due to the additional expenses associated with trusts (including HOLDRS trusts) and UITs, it may be more costly to own their securities than it would be directly to own their portfolio securities. In addition, there could be a lack of liquidity in the secondary market for HOLDRS, which could cause the market for HOLDRS to be more volatile than the market for the underlying portfolio securities.

Leverage Transactions

General

The Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to the Fund through an investment technique is used to make additional Fund investments. Leverage transactions include borrowing for other than temporary or emergency purposes, lending portfolio securities, entering into reverse repurchase agreements, and purchasing securities on a when-issued, delayed delivery or forward commitment basis. The Fund uses these investment techniques only when the Advisor believes that the leveraging and the returns available to the Fund from investing the cash will provide investors with a potentially higher return. (See “Risks” below.)

Borrowing. The Fund may borrow money for other than temporary or emergency purposes from a bank in amounts up to 33 1/3% of total assets at the time of borrowing.

Senior Securities. Pursuant to Section 18(f)(1) of the 1940 Act, the Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that the Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within 3 days, to an extent that the asset coverage shall be at least 300%.

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Risks

Leverage creates the risk of magnified capital losses. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the NAV of the Fund’s securities which may be magnified by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund’s investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense incurred as a result of leveraging on borrowings were to exceed the net return to investors, the Fund’s use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if the Fund’s current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

Recent Market Events

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets. Both domestic and foreign equity markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue. In response, the U.S. Government has taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity.

The reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continued market turbulence may have an adverse effect on the Fund.

Temporary Defensive Position

The Fund may invest in prime money market instruments or exchange-traded funds, pending investment of cash balances. The Fund may also assume a temporary defensive position and may invest without limit in prime quality money market instruments. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Advisor to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include short-term U.S. Government Securities, commercial paper, bankers’ acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest and money market mutual funds.

INVESTMENT LIMITATIONS

For purposes of all investment policies of the Fund: (1) the term “1940 Act” includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term “Code” includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

The Fund has adopted the following policies and investment restrictions as fundamental policies (unless otherwise noted), which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of the Fund.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

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Fundamental Limitations

The Fund has adopted the following investment limitations that cannot be changed by the Board without shareholder approval.

1.	Borrowing Money

The Fund may not borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund’s total assets.

2.	Concentration

The Fund may not purchase a security if, as a result, more than 25% of the Fund’s total assets would be invested in securities of issuers conducting their principal business activities in the same industry.  For purposes of this limitation, there is no limit on: (1) investments in U.S. government securities, in repurchase agreements covering U.S. government securities, in tax-exempt securities issued by the states, territories or possessions of the United States (“municipal securities”) or in foreign government securities; or (2)  investments in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) or (F) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

3.	Diversification

With respect to 75% of the Fund’s total assets, the Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or, to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, securities of other investment companies) if, as a result, (1) more than 5% of the Fund’s total assets would be invested in the securities of that issuer; or (2) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

The District of Columbia, each state and territory, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which the District of Columbia, a state or territory is a member is deemed to be a separate “issuer.” When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision is treated as the issuer. Similarly, in the case of private activity bonds, if the bond is backed only by the assets and revenues of the non-governmental user, then the non-governmental user is treated as the issuer. If in either case, however, the creating government or some other agency guarantees a security, that guarantee is considered a separate security and is treated as an issue of such government or other agency.

4.	Underwriting Activities

The Fund may not underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

5.	Making Loans

The Fund may not make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

6.	Purchases and Sales of Real Estate

The Fund may not purchase or sell real estate, except that, to the extent permitted by law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

11

7.	Purchases and Sales of Commodities

The Fund may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

8.	Issuance of Senior Securities

The Fund may not issue senior securities except pursuant to Section 18 of the 1940 Act, the rules and regulations thereunder, and any applicable exemptive or interpretive relief.

With respect to Fundamental Limitation #2, the Fund will limit investments in foreign government securities to no more than 25% of the Fund’s total assets.

Non-Fundamental Limitations

The Fund observes the following investment policies, which are deemed non-fundamental and which may be changed by the Board without shareholder approval. The Fund may not:

1.
Invest in the securities of any investment company except to the extent permitted by the 1940 Act and the rules, regulations and interpretations thereunder. With certain exceptions, such provisions generally permit the Fund to invest up to 5% of its assets in another investment company, up to 10% of its assets in investment companies generally and to hold up to 3% of the shares of another investment company.

2.
Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales “against the box”), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

3.
Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund’s transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

4.
Invest in options contracts regulated by the CFTC except for: (1) bona fide hedging purposes within the meaning of the rules of the CFTC; and (2) for other purposes if, as a result, no more than 5% of the Fund’s net assets would be invested in initial margin and premiums (excluding amounts “in-the-money”) required to establish the contracts.

The Fund: (1) will not hedge more than 50% of its total assets by selling futures contracts, buying put options and writing call options (so called “short positions”); (2) will not buy futures contracts or write put options whose underlying value exceeds 25% of the Fund’s total assets; and (3) will not buy call options with a value exceeding 5% of the Fund’s total assets.

5.
Make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

6.	Purchase or otherwise acquire any security if, the total of borrowings would exceed 5% of the value of its total assets.

7.
Invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act (“restricted securities”) that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

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MANAGEMENT

Trustees and Executive Officers

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Independent Trustees of the Trust(1)
Dorothy A. Berry (born 1943) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term Since May 1991.	President, Talon Industries, Inc. (administrative, management and business consulting); formerly, Executive Vice President and Chief Operating Officer, Integrated Asset Management (investment adviser and manager) and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).	10	Trustee, PNC Funds, Inc.
Wallace L. Cook (born 1939) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term Since May 1991.	Investment Consultant; formerly, Chief Executive Officer, Rockefeller Trust Co., (prior thereto Senior Vice President), and Managing Director, Rockefeller & Co. (Investment Manager and Financial Advisor); formerly, Senior Vice President, Norton Simon, Inc.	10	The Dana Foundation; The University of Virginia Law School Foundation.
Carl A. Froebel (born 1938) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term Since May 1991.	Former owner, Golf Adventures, LLC, (Vacation Services); formerly, President and Founder, National Investor Data Services, Inc. (investment related computer software).	10	None.

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Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Steven J. Paggioli (born 1950) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term Since May 1991.	Consultant, since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (mutual fund administrator).	10
Independent
Trustee, The
Managers
Funds,
Managers
AMG Funds,
Aston Funds; Advisory
Board
Member,
Sustainable
Growth
Advisers, LP; Independent
Director,
Chase
Investment
Counsel;
formerly
Independent
Director,
Guardian
Mutual
Funds.

Interested Trustee and Officers of the Trust
Eric W. Falkeis(3) (born 1973) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	President Trustee	Indefinite Term; Since January 2011. Indefinite Term; Since September 2011.	Senior Vice President and Chief Financial Officer (and other positions), U.S. Bancorp Fund Services, LLC since 1997.	10	None.
Patrick J. Rudnick (born 1973) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since November 2009.	Vice President, U.S. Bancorp Fund Services, LLC, since 2006; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	Not Applicable.	Not Applicable.
Elaine E. Richards (born 1968) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Secretary	Indefinite Term; Since February 2008.	Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC, since July 2007; formerly, Vice President and Senior Counsel, Wells Fargo Funds Management, LLC (2004-2007).	Not Applicable	Not Applicable

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Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Donna Barrette (born 1966) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Chief Compliance Officer Anti-Money Laundering Officer Vice President	Indefinite Term: Since July 2011. Indefinite Term: Since July 2011. Indefinite Term: Since July 2011.	Vice President and Compliance Officer, U.S. Bancorp Fund Services, LLC since August 2004.	Not Applicable.	Not Applicable.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisors.  The term “Fund Complex” applies to the Fund and the other Brown Advisory Funds.  Except for the other Brown Advisory Funds and the Winslow Green Growth Fund, the Fund does not hold itself out as related to any other series within the Trust, for purposes of investment and investor services, nor does it share the same investment advisor with any other series (except for the other Brown Advisory Funds and the Winslow Green Growth Fund).

(3)
Mr. Falkeis is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Falkeis is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

Additional Information Concerning the Board of Trustees

The Role of the Board

The Board oversees the management and operations of the Trust.  Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Advisor, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom are discussed in greater detail in this Statement of Additional Information.  The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations.  In conducting this oversight, the Board receives regular reports from these officers and the service providers.  For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations.  In addition, the Advisor provides regular reports on the investment strategy and performance of the Fund.  The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations.  In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively.  It has established four standing committees, a Nominating Committee, an Audit Committee, a Qualified Legal Compliance Committee, and a Valuation Committee, which are discussed in greater detail below under “Trust Committees”.  At least 80% of the Board is comprised of Trustees who are Independent Trustees, which are Trustees that are not affiliated with the Advisor, the principal underwriter, or their affiliates.  The Nominating Committee, Audit Committee and Qualified Legal Compliance Committee are comprised entirely of Independent Trustees.  The Chairman of the Board is an Independent Trustee.  The Board has determined not to combine the Chairman position and the principal executive officer position and has appointed the Sole Interested Trustee as the President of the Trust.  The Board reviews its structure and the structure of its committees annually.  The Board has determined that the structure of the Independent Chairman, the composition of the Board, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.

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Board Oversight of Risk Management

As part of its oversight function, the Board of Trustees receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks and how they are managed.  The Board also receives reports from the Advisor as to investment risks of the Fund. In addition to these reports, from time to time the Board receives reports from the Administrator and the Advisor as to enterprise risk management.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  In addition to a demonstrated record of business and/or professional accomplishment, each of the Trustees has served on the Board for a number of years. They have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. They have demonstrated a commitment to discharging their oversight duties as trustees in the interests of shareholders.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes.  The information is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, to ask incisive questions, and commitment to shareholder interests.

Ms. Berry’s Trustee Attributes include her substantial mutual fund experience, including her role as Chairman-elect of the Independent Directors Council and a member of the Board of Governors of the Investment Company Institute. She has executive experience as the President of Talon Industries, Inc. (a consulting company) and through her former positions as the Executive Vice President and Chief Operating Officer of Integrated Asset Management (an investment advisor and manager) and as the President of Value Line, Inc. (an investment advisory and financial publishing firm).  Ms. Berry also has board experience with another investment management company.  Ms. Berry has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Ms. Berry’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Cook’s Trustee Attributes include his investment and executive experience through his investment consulting business and former Chief Executive Officer of Rockefeller Trust Company (an investment manager and financial advisor). He has substantial board experience, serving on the board of several foundations.  Mr. Cook has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Cook’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Froebel’s Trustee Attributes include his significant systems and operations experience. He was a Director of Scudder, Stevens & Clark (with responsibility for its systems department) and founder and President of Systems Dynamics Corp. (“SDC”) and later Vice President of Bradford Computer & Systems after its acquisition of SDC, (providing record keeping and reporting for investment advisors and mutual funds). He also served as Vice President of Automatic Data Processing (automated services to the brokerage and investment advisory industry) and was the former President and founder of National Investor Data Services, Inc. (a software and computer vendor to the mutual fund industry with fund accounting and transfer agent systems).  Mr. Froebel has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Froebel’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

16

Mr. Paggioli’s Trustee Attributes include his substantial mutual fund and investment advisory experience. Mr. Paggioli is an independent consultant on investment company and investment advisory matters. He has held a number of senior positions with mutual fund and investment advisory organizations and related businesses, including Executive Vice President, Director and Principal of the Wadsworth Group (fund administration, distribution transfer agency and accounting services). He serves on the boards of several investment management companies and advisory firms. He has served on various industry association and self-regulatory committees and formerly worked on the staff of the Securities and Exchange Commission.  Mr. Paggioli has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Paggioli’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Falkeis’ Trustee Attributes include his substantial mutual fund experience and his experience with financial, accounting, investment and regulatory matters through his position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds and alternative investment products.  In addition, he has experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.  Mr. Falkeis sits on the Board of Quasar Distributors, a third-party mutual fund principal underwriter and affiliate of U.S. Bancorp Fund Services, LLC.  The Board believes Mr. Falkeis’ experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Trust Committees

The Trust has four standing committees: the Nominating Committee, the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), and the Valuation Committee.

The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary.  The Nominating Committee will consider nominees nominated by shareholders.  Recommendations by shareholders should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to, and received by, the President of the Trust at the principal executive offices of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on.  The Nominating Committee did not meet during the Fund’s prior fiscal year.

The Audit Committee is comprised of all of the Independent Trustees.  The Audit Committee typically meets on a quarterly basis with respect to each series of the Trust and may meet more frequently.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the fund’s financial statements and to ensure the integrity of the fund’s pricing and financial reporting.  The Audit Committee met once during the Fund’s prior fiscal year.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.  The QLCC did not meet during the Fund’s prior fiscal year.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of one or more Independent Trustees and the Trust’s Treasurer.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.  The Valuation Committee met four times during the Fund’s prior fiscal year.

17

Trustee Ownership of Fund Shares and Other Interests

The following table shows the amount of shares in the Fund and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2010.

Name	Dollar Range of Fund Shares	Aggregate Dollar Range of Fund Shares in the Trust
Independent Trustees
Dorothy A. Berry	None	$10,001-$50,000
Wallace L. Cook	None	Over $100,000
Carl A. Froebel	None	$10,001-$50,000
Steven J. Paggioli	None	$50,001-$100,000
Interested Trustee
Eric W. Falkeis	None	None

Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Fund’s principal underwriter, or any of their affiliates. Accordingly, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate family, have had a direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Portfolio’s principal underwriter or any of its affiliates.

Compensation

Independent Trustees each receive an annual retainer of $50,000 allocated among each of the various portfolios comprising the Trust. The Chairman of the Board receives an additional annual retainer of $12,000 also allocated among each of the various portfolios comprising the Trust.  Independent Trustees receive additional fees from applicable portfolios for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required.  Independent Trustees are also reimbursed for expenses in connection with each Board meeting attended, which reimbursement is allocated among applicable portfolios of the Trust.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.  Set forth below is the rate of compensation received by the following Independent Trustees from the Fund for the fiscal year ended June 30, 2011.

Name of Person/Position	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund and Fund Complex(1) Paid to Trustees
Dorothy A. Berry, Independent Trustee	$1,066	None	None	$11,867
Wallace L. Cook, Independent Trustee	$860	None	None	$9,571
Carl A. Froebel, Independent Trustee	$860	None	None	$9,571
Steve J. Paggioli, Independent Trustee	$860	None	None	$9,571
Eric W. Falkeis, Interested Trustee(2)	None	None	None	None
(1)
There are currently numerous portfolios comprising the Trust.  The term “Fund Complex” applies only to the Fund and the other Brown Advisory Funds.  For the fiscal year ended June 30, 2011, cumulative Trustees’ fees and expenses in the amount of $212,000 were incurred by the Trust.

(2)    The Interested Trustee does not receive compensation from the Trust for his service as Trustee.

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Investment Advisor

Services of Advisor

The Advisor serves as investment advisor to the Fund pursuant to investment advisory agreement with the Trust (“Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund’s investments and effecting portfolio transactions for the Fund. The Advisor may also pay fees to certain brokers/dealers to have the Fund available for sale through such institutions as well for certain shareholder services provided to customers purchasing Fund shares through such institutions.

Ownership of Advisor

The Advisor is a fully owned subsidiary of Brown Investment Advisory & Trust Company (“BIAT”), a trust company operating under the laws of Maryland. BIAT is a fully owned subsidiary of Brown Advisory Holdings Incorporated, a holding company incorporated under the laws of Maryland in 1998. BIAT may be considered an affiliate of the Fund because of its power to vote in excess of 25% of the Fund’s shares. The term “Brown” shall mean the Advisor, BIAT and Brown Advisory Holdings Incorporated and their respective affiliates, collectively.

Information Regarding Portfolio Manager

The following information regarding the Fund’s portfolio manager has been provided by the Advisor.

Other Accounts Under Management.  The table below identifies, for the portfolio manager of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  None of these accounts receive advisory fees based on account performance.  Information in the table is shown as of June 30, 2011.  Asset amounts are approximate and have been rounded.

Fund and Portfolio Manager	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Brown Advisory Small Companies Fund
J. David Schuster	0	$0	0	$0	8	$123.6 million

Conflicts of Interest for Portfolio Manager. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may experience the following potential conflicts: The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Investment decisions for client accounts are also made consistent with a client’s individual investment objective and needs. Accordingly, there may be circumstances when purchases or sales of securities for one or more client accounts will have an adverse effect on other clients. An Advisor may seek to manage such competing interests by: (1) having a portfolio manager focus on a particular investment discipline; (2) utilizing a quantitative model in managing accounts; and/or (3) reviewing performance differences between similarly managed accounts on a periodic basis to ensure that any such differences are attributable by differences in investment guidelines and timing of cash flows. The Advisor also maintains a Code of Ethics to establish standards and procedures for the detection and prevention of activities by which persons having knowledge of the investments and investment intentions of the Fund may abuse their fiduciary duties to the Fund.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one client, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple accounts and conducting trades on a soft dollar basis, if applicable.

With respect to securities transactions for clients, the Advisor determines which broker to use to execute each order. However, the Advisor may direct securities transactions to a particular broker/dealer for various reasons including receipt of research or participation interests in initial public offerings that may or may not benefit the Fund. To deal with these situations, the Advisor has adopted procedures to help ensure best execution of all client transactions.

19

Finally, the appearance of a conflict of interest may arise where the Advisor has an incentive, such as a performance-based management fee, which relates to the management of one but not all accounts for which a portfolio manager has day-to-day management responsibilities.

Information Concerning Compensation of the Portfolio Manager. The portfolio manager of the Advisor receives a compensation package that includes a base salary and variable incentive bonus. The portfolio manager, who is also a member of the Advisor’s management team, maintains a significant equity interest in Brown Advisory Holdings Incorporated. The incentive bonus is subjective. It takes into consideration a number of factors including but not limited to performance, client satisfaction and service and the profitability of the Advisor’s business. When evaluating a portfolio manager’s performance the Advisor compares the pre-tax performance of a portfolio manager’s accounts to a relative broad-based market index over a trailing 1, 3, and 5 year time period. The performance bonus is distributed at calendar year-end based on, among other things, the pre-tax investment return over the prior 1, 3, and 5 year periods. Accounts managed in the below referenced styles are typically compared to the following indices:

Small Cap Value	Russell 2000® Value Index

All portions of a portfolio manager’s compensation package are paid by the Advisor and not by any client account.

Portfolio Manager’s Ownership in the Fund.  As of June 30, 2011, the portfolio manager that retained decision making authority over the Fund’s management beneficially owned shares of the Fund as summarized in the following table:

Fund/Portfolio Manager	Dollar Range of Beneficial Ownership in the Fund as of June 30, 2011
Brown Advisory Small Companies Fund
J. David Schuster	None

Fees

The Advisor’s fee is calculated as a percentage of the Fund’s average daily net assets. The fee, if not waived, is accrued daily by the Fund and is assessed to each class based on average net assets for the previous month. The Advisor’s fee is paid monthly based on average net assets for the prior month. The Advisor’s fee is calculated as a percentage of the Fund’s average daily net assets allocated to the Advisor for management but is paid by the Advisor and not the Fund.

In addition to receiving its advisory fee from the Fund, the Advisor may also act and be compensated as investment manager for its clients with respect to assets they invested in the Fund. If you have a separately managed account with the Advisor with assets invested in the Fund, the Advisor will credit an amount equal to all or a portion of the fees received by the Advisor against any investment management fee received from you.

The Advisor may also receive compensation from certain omnibus account providers for providing shareholder services to Fund shareholders.

The following table shows the dollar amount of the fees payable by the Fund to the Advisor, the amount of fees waived by the Advisor, if any, and the actual fees received by the Advisor.  The data presented are for the past three fiscal years.

	Advisory Fee Accrued	Advisory Fee Waived	Advisory Fee Retained
Brown Advisory Small Companies Fund
Year Ended June 30, 2011	$767,039	$0	$767,039
Year Ended June 30, 2010(1)	$61,309	$0	$61,309

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Advisory Fee Accrued	Advisory Fee Waived	Advisory Fee Retained
Year Ended May 31, 2010	$696,592	$0	$696,592
Year Ended May 31, 2009	$765,883	$2,740	$763,143
Year Ended May 31, 2008	$1,304,991	$4,459	$1,300,532

(1)	Effective June 1, 2010, the Fund changed its fiscal year end from May 31 to June 30.

Other Provisions of Advisory Agreement

The Advisor is not affiliated with USBFS or any company affiliated with USBFS. The Advisory Agreement remains in effect for a period of two years from the date of its effectiveness. Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreements or interested persons of any such party (other than as Trustees of the Trust).

The Advisory Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days’ written notice when authorized either by vote of the Fund’s shareholders or by a majority vote of the Board, or by the Advisor on 60 days’ written notice to the Trust. Each Advisory Agreement terminates immediately upon assignment.

Under each Advisory Agreement, the Advisor is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Distributor

Distribution Services

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (“Quasar”), serves as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Pursuant to a distribution agreement between the Fund and Quasar (the “Distribution Agreement”), Quasar acts as the Fund’s principal underwriter and distributor and provides certain administration services and promotes and arranges for the sale of the Fund’s shares.  Quasar is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement between the Fund and Quasar has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on a 60-day written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by Quasar on a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Distribution Plan – (Advisor Shares)

The Fund has adopted a distribution plan for its Advisor Shares pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”).  Under the 12b-1 Plan, the Fund pays a fee to the Distributor for distribution services (the “Distribution Fee”) at an annual rate of 0.25% for Advisor Shares of the Fund’s average daily net asset value of its Advisor shares.  The 12b-1 Plan provides that the Distributor may use all or any portion of such Distribution Fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the 12b-1 Plan, or to provide certain shareholder services.

The Distribution Fee is payable to the Distributor regardless of the distribution-related expenses actually incurred.  Because the Distribution Fee is not directly tied to expenses, the amount of distribution fees paid by the Advisor Shares of the Fund during any year may be more or less than actual expenses incurred pursuant to the 12b-1 Plan.  For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan.

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The Distributor may use the Distribution Fee to pay for services covered by the 12b-1 Plan including, but not limited to, advertising, compensating underwriters, dealers and selling personnel engaged in the distribution of Fund shares, the printing and mailing of prospectuses, statements of additional information and reports, the printing and mailing of sales literature pertaining to the Fund, and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable.

The 12b-1 Plan provides that it will continue from year to year upon approval by the majority vote of the Board, including a majority of the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operations of the 12b-1 Plan or in any agreement related to such plan (the “Qualified Trustees”), as required by the 1940 Act, currently cast in person at a meeting called for that purpose, provided that such trustees have made a determination that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund and its shareholders.  It is also required that the trustees who are not “interested persons” of the Fund, select and nominate all other trustees who are not “interested persons” of the Fund.  The 12b-1 Plan and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of the Fund shares outstanding.  All material amendments to the 12b-1 Plan or any related agreements must be approved by a vote of a majority of the Board and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The 12b-1 Plan requires that the Distributor provide to the Board, at least quarterly, a written report on the amounts and purpose of any payment made under the 12b-1 Plan.  The Distributor is also required to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the 12b-1 Plan should be continued.

As noted above, the 12b-1 Plan provides for the ability to use Fund assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Fund shares (distribution services) and for the provision of personal services to shareholders.  The payments made by the Fund to financial intermediaries are based primarily on the dollar amount of assets invested in the Fund through the financial intermediaries.  These financial intermediaries may pay a portion of the payments that they receive from the Fund to their investment professionals.  In addition to the ongoing asset-based fees paid to these financial intermediaries under the Fund’s 12b-1 Plan, the Fund may, from time to time, make payments under the 12b-1 Plan that help defray the expenses incurred by these intermediaries for conducting training and educational meetings about various aspects of the Fund for their employees.  In addition, the Fund may make payments under the 12b-1 Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Fund is discussed.

In addition, the Fund may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge.  In connection with its participation in such platforms, the Distributor may use all or a portion of the Distribution Fee to pay one or more supermarket sponsors a negotiated fee for distributing the Fund’s shares.  In addition, in its discretion, the Advisor may pay additional fees to such intermediaries from its own assets.

The tables below show the amount of 12b-1 fees incurred and the allocation of such fees by Advisor shares of the Fund for the fiscal year ended June 30, 2011.

Fund	12b-1 fees incurred
Brown Advisory Small Companies Fund	$1,840

Fund	Advertising and Marketing	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel	Other Expenses

Brown Advisory Small Companies Fund	$0	$0	$0	$1,840	$0	$0

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Shareholder Servicing Plan – (Institutional Shares)

Pursuant to a Shareholder Service Plan (the “Plan”) adopted by the Trust established by the Fund with respect to the Institutional Classes of the Fund, the Advisor is authorized to provide, or arrange for others to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund (“Shareholder Servicing Activities”).  Under the Plan, the Advisor may enter into shareholder service agreements with securities broker-dealers and other securities professionals (“Service Organizations”) who provide Shareholder Servicing Activities for their clients invested in the Fund.

Shareholder Servicing Activities shall include one or more of the following: (1) establishing and maintaining accounts and records relating for shareholders of the Fund; (2) aggregating and processing orders involving the shares of the Fund; (3) processing dividend and other distribution payments from the Fund on behalf of shareholders; (4) providing information to shareholders as to their ownership of Fund shares or about other aspects of the operations of the Fund; (5) preparing tax reports or forms on behalf of shareholders; (6) forwarding communications from the Fund to shareholders; (7) assisting shareholders in changing the Fund’s records as to their addresses, dividend options, account registrations or other data; (8) providing sub-accounting with respect to shares beneficially owned by shareholders, or the information to the Fund necessary for sub-accounting; (9) responding to shareholder inquiries relating to the services performed; (10) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; and (11) providing such other similar services as the Advisor may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules or regulations.

As compensation for the Shareholder Servicing Activities, the Fund pays the Advisor a fee of up to 0.05% of the Fund’s average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Any material amendment to the Plan must be approved by the Board, including a majority of the Independent Trustees, or by a vote of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the applicable class or classes.  The Plan may be terminated, with respect to a class or classes of the Fund, without penalty at any time: (1) by vote of a majority of the Board, including a majority of the Independent Trustees; or (2) by a vote of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the applicable class or classes.

Other Fund Service Providers

Administrator and Accountant

USBFS, 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator to the Fund pursuant to an administration agreement (the “Administration Agreement”).  USBFS provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, the Administrator will receive a portion of fees from the Fund as part of a bundled-fees agreement for services performed as Administrator, fund accountant and transfer agent. The Administrator expects to receive approximately $26,000 annually. Additionally, USBFS provides Chief Compliance Officer services to the Trust under a separate agreement.  The cost for the Chief Compliance Officer services is allocated to the Funds by the Board of Trustees.

For the periods shown below the Funds paid USBFS the following:

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Administration Fee Paid to USBFS(1)
Brown Advisory Small Companies Fund
Year Ended June 30, 2011	$26,345
Period Ended June 30, 2010(2)	$2,146
April 12, 2010 to May 31, 2010	$3,856

(1) Includes fees paid to U.S. Bancorp Fund Services, LLC for transfer agent, fund accounting and fund administration services.

(2)      Effective June 1, 2010, the Fund changed its fiscal year end from May 31 to June 30.

Prior to April 12, 2010, the Fund’s administrator, accountant and transfer agent was Citi Fund Services Ohio, Inc. (“Citi”).  The table below shows the dollar amount of administration fees payable to Citi by the Fund, the amount of fee that was waived by Citi, if any, and the actual fees received by Citi for the fiscal periods ended December 31.

(for Citi, the previous administrator)	Administration Fee Accrued	Administration Fee Waived	Administration Fee Retained
Brown Advisory Small Companies Fund
June 1, 2009 to April 11, 2010	$47,027	$0	$47,027
Year Ended May 31, 2009	$80,113	$0	$80,113

Custodian

U.S. Bank, National Association is the Custodian for the Fund and safeguards and controls the Fund’s cash and securities, determines income and collects interest on Fund investments. The Custodian’s address is 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  USBFS, U.S. Bank, National Association, and the Fund’s principal underwriter are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

For its services, U.S. Bank, National Association receives 0.3 basis points on all Fund assets for any global custody services.

Legal Counsel

Paul Hastings LLP, Park Avenue Tower, 75 East 55th Street, New York, New York, 10022 serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm

Tait, Weller & Baker, LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103 is the Fund’s independent registered public accounting firm, providing audit services, tax services and assistance with respect to the preparation of filings with the U.S. Securities and Exchange Commission.

PORTFOLIO TRANSACTIONS

How Securities are Purchased and Sold

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

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Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and (2) if the security is traded in the “over-the-counter” markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Advisor will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Advisor will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

Commissions Paid

The table below shows the aggregate brokerage commissions paid by the Fund as well as aggregate commissions paid to an affiliate of the Fund, the Advisor or distributor or an affiliate thereof. The data presented are for the past three fiscal years (or shorter period depending on the Fund’s commencement of operations).

Fund	Total Brokerage Commissions	Total Brokerage Commissions Paid to an Affiliate of the Fund Advisor/ SubAdvisor or Distributor	Percent of Brokerage Commissions Paid to an Affiliate of the Fund Advisor/ SubAdvisor or Distributor	Percent of Transactions Executed by an Affiliate of the Fund Advisor/ SubAdvisor or Distributor
Brown Advisory Small Companies Fund
Year Ended June 30, 2011	$116,645	$0	0%	0%
Year Ended June 30, 2010(1)	$12,981	$0	0%	0%
Year Ended May 31, 2010	$184,889	$0	0%	0%
Year Ended May 31, 2009	$291,531	$0	0%	0%
(1)	Effective June 1, 2010, the Funds changed their fiscal year end from May 31 to June 30.

Advisor Responsibility for Purchases and Sales

The Advisor places orders for the purchase and sale of securities with broker-dealers selected by and in the discretion of the Advisor. The Fund does not have any obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Advisor in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Advisor seeks “best execution” for all portfolio transactions. This means that the Advisor seeks the most favorable price and execution available. The Advisor’s primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

Choosing Broker-Dealers

The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Advisor takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker’s facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Advisor’s duties, an Advisor may consider payments made by brokers effecting transactions for the Fund. These payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay.

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The Advisor may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.

Obtaining Research from Brokers

The Advisor has full brokerage discretion. The Advisor evaluates the range and quality of a broker’s services in placing trades such as securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. The Advisor may give consideration to research services furnished by brokers to the Advisor for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment an Advisor’s own internal research and investment strategy capabilities. This research may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Advisor accounts, although a particular client may not benefit from all the research received on each occasion. The Advisor fees are not reduced by reason of receipt of research services. Most of the brokerage commissions for research are for investment research on specific companies or industries. And, because an Advisor will follow a limited number of securities most of the commission dollars spent research will directly benefit clients and the Fund’s investors.

Counterparty Risk

The Advisor monitors the creditworthiness of counterparties to the Fund’s transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

Transactions through Affiliates

The Advisor may effect brokerage transactions through affiliates of the Advisor (or affiliates of those persons) pursuant to procedures adopted by the Trust.

Other Accounts of the Advisor

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Advisor or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day’s transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in an Advisor’s opinion, is in the best interest of the affected accounts and is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by an Advisor occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

Portfolio Turnover

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in the Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses. Ordinarily, the Fund anticipates its annual portfolio turnover rates to exceed 100%.

Securities of Regular Broker-Dealers

From time to time, the Fund may acquire and hold securities issued by its “regular brokers and dealers” or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund’s last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund’s last fiscal year; or (3) sold the largest amount of the Fund’s shares during the Fund’s last fiscal year.

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For the fiscal years ended June 30, 2010 and June 30, 2011, the Fund did not acquire any securities issued by its regular brokers and dealers.

Portfolio Holdings

The Trust, on behalf of the Fund, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of the Fund.  The Advisor has also adopted a policy with respect to disclosure of portfolio holdings of the Fund (the “Advisor’s Policy”). Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with the portfolio holdings policies and the Advisor’s Policy (the “Disclosure Policies”).  The Advisor and the Board considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the Disclosure Policies and the actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Advisor, distributor or any other affiliated person of the Fund.  After due consideration, the Advisor and the Board determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the Disclosure Policies, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Fund.  Pursuant to the Disclosure Policies, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the Fund’s shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to the Disclosure Policies.  The Board reserves the right to amend the Disclosure Policies at any time without prior notice to shareholders in its sole discretion.

Disclosure of the Fund’s complete holdings is required to be made after the periods covered by the Fund’s Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  The Fund discloses their complete portfolio holdings on their website at www.brownadvisoryfunds.com within 10 business days after the calendar quarter-end.  Top 10 holdings are updated and posted monthly on the Fund’s website within 10 days of the month-end.  Portfolio holdings information posted on the Fund’s website may be separately provided to any person, commencing on the day after it is first published on the Fund’s website.  In addition, the Fund may provide its complete portfolio holdings at the same time that it is filed with the SEC.

In the event of a conflict between the interests of the Fund and the interests of the Advisor or an affiliated person of the Advisor, the CCO of the Advisor, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the Advisor’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities, which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed, including a duty not to trade on non-public information: the fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Fund or the Board, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, including mutual fund ratings or statistical agencies, in accordance with the Disclosure Policies, when the Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

In no event shall the Advisor, its affiliates or employees, the Fund, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

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There can be no assurance that the Disclosure Policies will protect the Fund from potential misuse of portfolio holdings information by individuals or entities to which it is disclosed.

From time to time, the Advisor may make additional disclosure of the Fund’s portfolio holdings on the Fund’s website.  Shareholders can access the Fund’s website at www.brownadvisoryfunds.com for additional information about the Fund, including, without limitation, the periodic disclosure of its portfolio holdings.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of the Fund’s shares.

How to Buy Shares

In addition to purchasing shares directly from the Fund, you may purchase shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced based on the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it participates in these arrangements.

The public offering price of the Fund’s shares is the NAV plus any applicable sales charge.  Shares are purchased at the public offering price next determined after USBFS receives your order in proper form, as discussed in the Fund’s Prospectus.  In order to receive that day’s public offering price, USBFS must receive your order in proper form before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

In addition to cash purchases, the Fund’s shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy the Fund’s shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Advisor and the Board.

Automatic Investment Plan

As discussed in the Prospectus, the Fund provides an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of the Fund on a regular basis.  All record keeping and custodial costs of the AIP are paid by the Fund.  The market value of the Fund’s shares is subject to fluctuation.  Prior to participating in the AIP the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

How to Sell Shares and Delivery of Redemption Proceeds

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your Financial Intermediary.

Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Fund’s transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders.  Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

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The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions

Shareholders with telephone transaction privileges established on their account may redeem the Fund’s shares by telephone.  Upon receipt of any instructions or inquiries by telephone from the shareholder the Fund or its authorized agents may carry out the instructions and/or to respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

USBFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If USBFS fails to employ reasonable procedures, the Fund and USBFS may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact USBFS.

Redemptions In-Kind

The Trust has filed an election under Rule 18f-1 of the 1940 Act committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets).  The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

The Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although the Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the unlikely event the Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. If the Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. The Fund does not anticipate that it would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law. Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

Distributions

Distributions of net investment income will be reinvested at the Fund’s NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV of the Fund (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

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TAXATION

The tax information set forth in the Prospectus and the information in this section relates solely to Federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key Federal income tax considerations affecting the Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the Federal tax treatment of the Fund or the tax implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This “Taxation” section is based on the Code and applicable regulations in effect on the date of the Prospectus. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax advisors as to the Federal, state, local and foreign tax consequences of an investment in the Fund.

Qualification as a Regulated Investment Company

The Fund intends, for each tax year, to qualify as a “regulated investment company” under the Code.

Effective June 1, 2010, the Fund changed its fiscal year end from May 31 to June 30. Accordingly, the tax year end of the Fund is now June 30 (the same as the Fund’s fiscal year end).

Federal Income Tax Consequences of Qualification

As a regulated investment company, the Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company, generally the Fund must satisfy the following requirements:

•
The Fund must distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt interest, if any, each tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement (“Distribution Requirement”)).

•
The Fund must derive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income (including gains from options and futures contracts) derived from its business of investing in securities and net income derived from interests in qualified publicly traded partnerships.

•
The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash, cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or in the securities of one or more qualified publicly traded partnerships.

While the Fund presently intends to make cash distributions (including distributions reinvested in Fund shares) for each tax year in an aggregate amount sufficient to satisfy the Distribution Requirement and eliminate Federal income tax, the Fund may use “equalization accounting” (in lieu of making some or all cash distributions) for those purposes. The Fund that uses equalization accounting will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gain that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any tax year, the Fund may be liable for Federal income and/or excise tax, and, if the Distribution Requirement has not been met, may also be unable to continue to qualify for treatment as a regulated investment company (see discussion below on what happens if the Fund fails to qualify for that treatment).

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Failure to Qualify

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund’s current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

A portion of the Fund’s distributions may be treated as “qualified dividend income,” taxable to individuals, under current law, at a maximum Federal income tax rate of 15% (0% for individuals in lower tax brackets) if paid with respect to taxable years beginning on or before December 31, 2012. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met by the Fund and the shareholder. To the extent the Fund’s distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income. The Fund’s distributions of dividends that it received from REITs generally do not constitute “qualified dividend income.”

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

As reflected in the following table, the Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current and future capital gain (whether short- or long-term) until expiration. Any such losses may not be carried back from June 30, 2011.

As of June 30, 2011, the capital loss carryovers available to offset future capital gains are as follows:

Fund	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019
Small Companies Fund	$ —	$ —	$ —	$ —	$ —	$29,086,676	$ —	$ —

The Fund will operate on a fiscal, and therefore taxable, year ending June 30 of each year.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares with an NAV at the time of purchase that reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

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Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be paid by the Fund and received by you on December 31 of that calendar year if the distribution is actually paid in January of the following year.

The Fund will send you information annually as to the Federal income tax consequences of distributions made (or deemed made) during the year.

Certain Tax Rules Applicable to the Fund’s Transactions

For Federal income tax purposes, when put and call options purchased by the Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When the Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When the Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered “Section 1256 contracts” for Federal income tax purposes. Section 1256 contracts held by the Fund at the end of each tax year are “marked to market” and treated for Federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by the Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exempt its Section 1256 contracts that are part of a “mixed straddle” (as described below) from the application of Section 1256.

Any option, futures contract or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a “straddle” for Federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a “mixed straddle.” In general, straddles are subject to certain rules that may affect the character and timing of the Fund’s gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund’s holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 contracts be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund if all of the offsetting positions consist of Section 1256 contracts.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as “Section 988” gains or losses, increase or decrease the amount of the Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain.

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Federal Excise Tax

A 4% nondeductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98.2% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of each Fund’s income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Sale, Exchange or Redemption of Shares

In general, you will recognize gain or loss on the sale, exchange or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale, exchange or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) Fund shares within 30 days before or after the sale, exchange or redemption (a “wash sale”). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale, exchange or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale, exchange or redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

Backup Withholding

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury at a rate under current law of 28% of distributions and the proceeds of redemptions of shares paid to you if you: (1) have failed to provide your correct taxpayer identification number; (2) are otherwise subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that you are not subject to backup withholding or that you are a corporation or other “exempt recipient.” Backup withholding is not an additional tax; rather any amounts so withheld may be credited against your Federal income tax liability or refunded if proper documentation is provided.

State and Local Taxes

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in the Fund can differ from the Federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisor as to the consequences of state and local tax rules with respect to an investment in the Fund.

Foreign Income Tax

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested within various countries cannot be determined. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible and intends to file an election with the IRS to pass through to its shareholders the amount of foreign taxes paid by the Fund subject to certain exceptions. However, there can be no assurance that the Fund will be able to do so. Pursuant to this election, you will be required to (1) include in gross income (in addition to taxable dividends actually received) your pro rata share of foreign taxes paid by the Fund, (2) treat your pro rata share of such foreign taxes as having been paid by you and (3) either deduct such pro rata share of foreign taxes in computing your taxable income or treat such foreign taxes as a credit against Federal income taxes. You may be subject to rules which limit or reduce your ability to fully deduct, or claim a credit for, your pro rata share of the foreign taxes paid by the Fund.

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OTHER MATTERS

Control Persons and Principal Shareholders

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.  As of the date of this SAI, the Trustees as a group did not own more than 1% of the outstanding shares of the Fund.  As of October 3, 2011, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

Fund	Shareholder and Address	Percentage of Fund Owned
Brown Advisory Small Companies Fund Institutional Shares	NFS LLC FEBO US Bank National Association Trsfr Agt Fd- Omni 1555 N. River Center Dr. Ste. 302 Milwaukee, WI 53212-3958	75.48%

	Wells Fargo Bank NA FBO Omnibus Account Cash/Cash PO Box 1533 Minneapolis, MN 55480-1533	11.91%

	Charles Schwab Co Inc Exclusive Benefit of Customers 101 Montgomery St San Francisco, CA 94104-4151	6.83%

Brown Advisory Small Companies Fund Advisor Shares	First Clearing LLC Mary D Scott Marital Willard H Scott Mary P Scott PO Box 217 Delaplane, VA 20144-0217	49.41%

	First Clearing LLC Various Accounts 1 N Jefferson Ave Saint Louis, MO 63103-2287	43.64%

	First Clearing LLC Sarah Sally H Jacobs 179 Clifton Street Belmont, MA 02478-2603	6.95%

Proxy Voting Procedures

The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight.  The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Policies (as defined below) and a record of each proxy voted by the Advisor on behalf of the Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.  The Advisor has also adopted the following Proxy Voting Policies and Procedures (“Advisor’s Proxy Policies”)

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In its role as investment advisor to the Fund, the Advisor has adopted those proxy voting policies adopted by the Trust. To the extent that the Trust’s policies do not cover potential voting issues with respect to proxies received by the Fund, the Fund has delegated to the Advisor the authority to act on its behalf to promote the Fund’s investment objectives, subject to the provisions of the Trust’s policies regarding resolution of a conflict of interest with respect to the Advisor.

The Advisor recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of the Fund. A “conflict of interest,” means any circumstance when the Advisor (including officers, directors, agents and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of fund shareholders in how proxies of that issuer are voted. The Advisor has adopted the Trust’s procedures as they relate to the resolution of conflicts of interest with respect to voting shares of the Fund.

The Trust will file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31st of each year.  Form N-PX for the Fund will be available without charge, upon request, by calling toll-free (800) 540-6807 and on the SEC’s website at www.sec.gov.

Code of Ethics

The Trust, the Advisor and the Distributor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between the Fund and personnel of the Trust, the Advisor and the Distributor. The codes permit such personnel to invest in securities, including securities that may be purchased or held by the Fund, subject to certain limitations.

Registration Statement

This SAI and the Prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

Financial Statements

The annual report for the Fund for the fiscal year ended June 30, 2011 is a separate document supplied with this SAI and the financial statements, accompanying notes and reports of independent registered public accounting firm appearing therein are incorporated by reference in this SAI.

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APPENDIX A – DESCRIPTION OF SECURITIES RATINGS

A. Long-Term Ratings

1. Moody’s Investors Service – Long-Term Corporate Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2. Standard and Poor’s – Long-Term Issue Credit Ratings (including Preferred Stock)

Issue credit ratings are based, in varying degrees, on the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

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AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C
A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D
An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note	Plus (+) or minus (-). The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

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3. Fitch – International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. ‘BBB’ ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB
Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC	Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC	Default of some kind appears probable.

C	Default is imminent.

RD	Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

•	Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

•	The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;

•	The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

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Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

Note
The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

B. Preferred Stock Ratings

1. Moody’s Investors Service

Aaa
An issue which is rated “aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

Aa
An issue which is rated “aa” is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

A
An issue which is rated “a” is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “aaa” and “aa” classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

Baa
An issue which is rated “baa” is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

Ba
An issue which is rated “ba” is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B
An issue which is rated “b” generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

Caa	An issue which is rated “caa” is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

Ca	An issue which is rated “ca” is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C	This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note
Moody’s applies numerical modifiers 1, 2, and 3 in each rating classification; The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

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C. Short Term Ratings

1. Moody’s Investors Service

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note	Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

2. Standard and Poor’s

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1
A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

40

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note
Dual Ratings. Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

3. Fitch

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Note           The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

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PROFESSIONALLY MANAGED PORTFOLIOS (the “Trust”)
PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)
Amended and Restated Agreement and Declaration of Trust is herein incorporated by reference from Post-Effective Amendment No. 211 to Professionally Managed Portfolio’s (the “Trust”) Registration Statement on Form N-1A, filed with the Securities and Exchange Commission (“SEC”) on July 27, 2005.

(b)		Amended and Restated By-Laws are herein incorporated by reference from Post-Effective Amendment No. 148 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 18, 2003.
(c)		Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.
(d)	(i)
Investment Advisory Agreement dated September 2, 2008 between the Trust on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is hereby incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(ii)
Investment Advisory Agreement dated November 30, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Jurika, Mills & Keifer, LLC is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FIMCO Select Fund, and Frontier Investment Management Co. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(A)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(B)
Investment Advisory Agreement dated January 31, 2007 between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund and DAL Investment Company, LLC, is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(iv)(C)
Investment Advisory Agreement dated February 20, 2008 between the Trust, on behalf of the FundX Tactical Upgrader Fund and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(iv)(D)
Investment Advisory Agreement dated May 29, 2009 between the Trust, on behalf of the FundX Tactical Total Return Fund and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(v)(A)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Hodges Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

1

(v)(B)
Investment Advisory Agreement dated December 7, 2007 between the Trust, on behalf of the Hodges Small Cap Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(v)(C)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Blue Chip 25 Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(v)(D)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Equity Income Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(v)(E)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Pure Contrarian Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(vi)
Amended and Restated Investment Advisory Agreement dated July 27, 2008 between the Trust, on behalf of The Osterweis Fund, and Osterweis Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(vii)
Amended and Restated Investment Advisory Agreement dated July 27, 2008 between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(viii)
Investment Advisory Agreement dated August 31, 2010 between the Trust, on behalf of The Osterweis Strategic Investment Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(ix)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of The Perkins Discovery Fund, and Perkins Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(x)
Amended and Restated Investment Advisory Agreement dated March 1, 2007 between the Trust, on behalf of Portfolio 21, and Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2007.

(xi)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xiii)
Amended and Restated Investment Advisory Agreement between the Trust, on behalf of the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

2

(xiv)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xv)
Investment Advisory Agreement dated July 27, 2009 between the Trust, on behalf of the Winslow Green Mutual Funds and Brown Investment Advisory Incorporated is herein incorporated by reference from Post-Effective Amendment No. 355 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2009.

(xvi)
Investment Advisory Agreement dated March 31, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xvii)
Amendment to Schedule A of the Investment Advisory Agreement dated March 31, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 376 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 30, 2010.

(xviii)(A)
Investment Advisory Agreement dated May 1, 2009 between the Trust, on behalf of the Jordan Opportunity Fund, and Windowpane Advisors, L.L.C. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xviii)(B)
Investment Sub-Advisory Agreement dated May 1, 2009 between Hellman, Jordan Management Co., Inc. and Windowpane Advisors, L.L.C. on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xix)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the DSM Large Cap Growth Fund, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xx)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xxi)
Investment Advisory Agreement dated April 12, 2010 between the Trust, on behalf of the Brown Advisory Funds, and Brown Investment Advisory Incorporated is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(a)
Appendix A dated August 9, 2011 to Investment Advisory Agreement between the Trust, on behalf of the Brown Advisory Funds, and Brown Investment Advisory Incorporated is herein incorporated by reference from Post-Effective Amendment No. 420 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2011.

	(b)	Appendix A dated _____, 2011 to Investment Advisory Agreement between the Trust, on behalf of the Brown Advisory Funds, and Brown Investment Advisory Incorporated – to be filed by amendment.
(xxii)
Investment Sub-Advisory Agreement dated April 12, 2010 between Cardinal Capital Management, L.L.C. and Brown Investment Advisory Incorporated on behalf of the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(xxiii)
Investment Advisory Agreement dated December 29, 2010 between the Trust, on behalf of the Boston Common International Fund and Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

3

(xxiv)
Investment Advisory Agreement dated April 6, 2011 between the Trust, on behalf of the GoodHaven Fund and GoodHaven Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xxv)
Investment Advisory Agreement dated June 29, 2011 between the Trust, on behalf of the Contravisory Strategic Equity Fund and Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(e)	(i)
Distribution Agreement dated May 19, 2008 between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and Quasar Distributors, LLC is hereby incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(ii)
Distribution Agreement dated November 22, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Quasar Distributors, LLC is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the FIMCO Select Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(A)
Distribution Agreement dated July 5, 2006 between the Trust, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(B)
Amendment to Exhibit A of the Distribution Agreement dated January 11, 2007 between the Trust, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(iv)(C)
Amendment to Exhibit A of the Distribution Agreement dated February 5, 2008, between the Trust on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(iv)(D)
Distribution Agreement dated February 24, 2009 between the Trust, on behalf of the FundX Tactical Total Return Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(v)(A)
Distribution Agreement dated June 1, 2006 between the Hodges Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 259 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2006.

(v)(B)
Amendment to Exhibit A of the Distribution Agreement dated November 28, 2007, between the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(v)(C)
Second Amendment dated June 15, 2009 to the Distribution Agreement dated June 1, 2006, as amended November 28, 2007, between the Trust on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

4

(vi)
Distribution Agreement dated July 10, 2006 between the Trust, on behalf of The Osterweis Fund and The Osterweis Strategic Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vii)
First Amendment dated July 19, 2010 to the Distribution Agreement dated July 10, 2006 between the Trust, on behalf of The Osterweis Strategic Investment Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(viii)
Distribution Agreement dated June 27, 2006 between the Trust, on behalf of The Perkins Discovery Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ix)
Distribution Agreement dated July 7, 2006 between the Trust, on behalf of the Portfolio 21, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(x)(A)
Distribution Agreement dated July 20, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(x)(B)
Amendment to Distribution Agreement between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 323 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 29, 2008.

(xi)(A)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the TCM Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xi)(B)
Amendment to Distribution Agreement between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xii)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the Villere Balanced Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xiii)
Distribution Agreement dated July 27, 2009 between the Trust, on behalf of the Winslow Green Mutual Funds, Brown Advisory Funds, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(xiv)
First Amendment dated March 8, 2010 to the Distribution Agreement dated July 27, 2009 between the Trust, on behalf of the Winslow Green Mutual Funds, Brown Advisory Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(xv)
Second Amendment dated August 9, 2011 to the Distribution Agreement dated July 27, 2009 between the Trust, on behalf of the Brown Advisory Tactical Bond Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 420 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2011.

5

(xvi)
Third Amendment dated ______, 2011 to the Distribution Agreement dated July 27, 2009 between the Trust, on behalf of the Brown Advisory Equity Income Fund, and Quasar Distributors, LLC – to be filed by amendment.

(xvii)
Distribution Agreement dated February 24, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xviii)
Form of Distribution Agreement between the Trust, on behalf of the Jordan Opportunity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(xix)
Distribution Agreement dated June 15, 2009 between the Trust, on behalf of the DSM Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xx)
Distribution Agreement dated August 3, 2009 between the Trust, on behalf of the Akre Focus Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xxi)
Distribution Agreement dated November 9, 2010 between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xxii)
Distribution Agreement dated February 16, 2011 between the Trust, on behalf of the GoodHaven Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xxiii)
Distribution Agreement dated May 19, 2011 between the Trust, on behalf of the Contravisory Strategic Equity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(f)		Bonus or Profit Sharing Contracts – None.
(g)	(i)
Custodian Agreement dated June 22, 2006 between the Trust and U.S. Bank, National Association is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)
Addendum to Custodian Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)
Addendum to Custodian Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iv)
Addendum to Custodian Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(v)
Addendum to Custodian Agreement on behalf of the TCM Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

6

(vi)
Addendum to Custodian Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(vii)
Addendum to Custodian Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(viii)
Addendum to Custodian Agreement on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(ix)
Amendment to Custodian Agreement on behalf of the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(x)
Form of Amendment to Custodian Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(xi)
Amendment to Custodian Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(xii)
Amendment to Custodian Agreement on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xiii)
Amendment to Custodian Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xiv)
Amendment to Custodian Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xv)
Amendment to Custodian Agreement on behalf of the Winslow Green Mutual Funds and the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(xvi)
Amendment to Custodian Agreement on behalf of the Brown Advisory Tactical Bond Fund is herein incorporated by reference from Post-Effective Amendment No. 420 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2011.

(xvii)	Amendment to Custodian Agreement on behalf of the Brown Advisory Equity Income Fund – to be filed by amendment.
(xviii)
Amendment to Custodian Agreement on behalf of The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(xix)
Amendment to Custodian Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xx)
Amendment to Custodian Agreement on behalf of the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xxi)
Amendment to Custodian Agreement on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

7

(h)	(i)(A)
Fund Administration Servicing Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13 2006.

(i)(B)
Addendum to Fund Administration Servicing Agreement dated July 24, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(C)
Addendum to Fund Administration Servicing Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(D)
Addendum to Fund Administration Servicing Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(i)(E)
Addendum to Fund Administration Servicing Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(i)(F)
Addendum to Fund Administration Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(i)(G)
Addendum to Fund Administration Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(i)(H)
Addendum to Fund Administration Servicing Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(i)(I)
Amendment to Fund Administration Servicing Agreement on behalf of the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(i)(J)
Form of Amendment to Fund Administration Servicing Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(i)(K)
Amendment to Fund Administration Servicing Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(i)(L)
Amendment to Fund Administration Servicing Agreement on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(i)(M)
Amendment to Fund Administration Servicing Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(i)(N)
Amendment to Fund Administration Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

8

(i)(O)
Amendment to Fund Administration Servicing Agreement on behalf of the Winslow Green Mutual Funds and the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(i)(P)
Amendment to Fund Administration Servicing Agreement on behalf of the Brown Advisory Tactical Bond Fund is herein incorporated by reference from Post-Effective Amendment No. 420 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2011.

(i)(Q)	Amendment to Fund Administration Servicing Agreement on behalf of the Brown Advisory Equity Income Fund – to be filed by amendment.
(i)(R)
Amendment to Fund Administration Servicing Agreement on behalf of The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(i)(S)
Amendment to Fund Administration Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(i)(T)
Amendment to Fund Administration Servicing Agreement on behalf of the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(i)(U)
Amendment to Fund Administration Servicing Agreement on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(ii)(A)
Fund Accounting Servicing Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)(B)
Addendum to Fund Accounting Servicing Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)(C)
Addendum to Fund Accounting Servicing Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(ii)(D)
Addendum to Fund Accounting Servicing Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(ii)(E)
Addendum to Fund Accounting Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(ii)(F)
Addendum to Fund Accounting Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(ii)(G)
Addendum to Fund Accounting Servicing Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

9

(ii)(H)
Amendment to Fund Accounting Servicing Agreement on behalf of the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(ii)(I)
Form of Amendment to Fund Accounting Servicing Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(ii)(J)
Amendment to Fund Accounting Servicing Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(ii)(K)
Amendment to Fund Accounting Servicing Agreement on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ii)(L)
Amendment to Fund Accounting Servicing Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ii)(M)
Amendment to Fund Accounting Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(ii)(N)
Amendment to Fund Accounting Servicing Agreement on behalf of the Winslow Green Mutual Funds and the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(ii)(O)
Amendment to Fund Accounting Servicing Agreement on behalf of the Brown Advisory Tactical Bond Fund is herein incorporated by reference from Post-Effective Amendment No. 420 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2011.

(ii)(P)	Amendment to Fund Accounting Servicing Agreement on behalf of the Brown Advisory Equity Income Fund – to be filed by amendment.
(ii)(Q)
Amendment to Fund Accounting Servicing Agreement on behalf of The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(ii)(R)
Amendment to Fund Accounting Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(ii)(S)
Amendment to Fund Accounting Servicing Agreement on behalf of the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(ii)(T)
Amendment to Fund Accounting Servicing Agreement on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(iii)(A)
Transfer Agent Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(B)
Addendum to Transfer Agent Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

10

(iii)(C)
Addendum to Transfer Agent Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)(D)
Addendum to Transfer Agent Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(iii)(E)
Addendum to Transfer Agent Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(iii)(F)
Addendum to Transfer Agent Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iii)(G)
Addendum to Transfer Agent Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(iii)(H)
Amendment to Transfer Agent Agreement on behalf of the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(iii)(I)
Form of Amendment to Transfer Agent Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(iii)(J)
Amendment to Transfer Agent Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(iii)(K)
Amendment to Transfer Agent Agreement on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iii)(L)
Amendment to Transfer Agent Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iii)(M)
Amendment to Transfer Agent Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(iii)(N)
Amendment to Transfer Agent Agreement on behalf of the Winslow Green Mutual Funds and the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(iii)(O)
Amendment to Transfer Agent Agreement on behalf of the Brown Advisory Tactical Bond Fund is herein incorporated by reference from Post-Effective Amendment No. 420 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2011.

(iii)(P)	Amendment to Transfer Agent Agreement on behalf of the Brown Advisory Equity Income Fund – to be filed by amendment.
(iii)(Q)
Amendment to Transfer Agent Agreement on behalf of The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(iii)(R)
Amendment to Transfer Agent Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

11

(iii)(S)
Amendment to Transfer Agent Agreement on behalf of the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(iii)(T)
Amendment to Transfer Agent Agreement on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(iv)
Operating Expense Limitation Agreement dated September 2, 2008 between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is hereby incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(v)
Operating Expense Limitation Agreement dated November 30, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Jurika, Mills & Keifer, LLC is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(vi)
Operating Expense Limitation Agreement dated November 15, 2005 between the Trust, on behalf of the FIMCO Select Fund, and Frontier Investment Management Co. is herein incorporated by reference from Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(vii)
Operating Expense Limitation Agreement dated June 21, 2002 between the Trust, on behalf of the FundX Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

(viii)
Operating Expense Limitation Agreement dated June 21, 2002 between the Trust, on behalf of the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

(ix)
Operating Expense Limitation Agreement dated January 31 2007 between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(x)
Operating Expense Limitation Agreement dated February 20, 2008 between the Trust, on behalf of the FundX Tactical Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(xi)
Operating Expense Limitation Agreement dated May 29, 2009 between the Trust, on behalf of the FundX Tactical Total Return Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(xii)
Operating Expense Limitation Agreement dated December 7, 2007, as amended August 14, 2008, between the Trust, on behalf of the Hodges Small Cap Fund, and Hodges Capital Management, Inc. is herein incorporated be reference from Post Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(xiii)
Operating Expense Limitation Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Blue Chip 25 Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xiv)
Operating Expense Limitation Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Equity Income Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

12

(xv)
Operating Expense Limitation Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Pure Contrarian Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xvi)
Operating Expense Limitation Agreement dated August 30, 2002 between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 154 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2003.

(xvii)
Operating Expense Limitation Agreement dated August 31, 2010 between the Trust, on behalf of The Osterweis Strategic Investment Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(xviii)
Operating Expense Limitation Agreement dated July 18, 2007 between the Trust, on behalf of The Perkins Discovery Fund, and Perkins Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 298 to the Trust’s Registration Statement on Form N-1a, filed with the SEC on December 13, 2007.

(xix)
Operating Expense Limitation Agreement dated March 1, 2007 between the Trust, on behalf of Portfolio 21, and Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2007.

(xx)
Operating Expense Limitation Agreement dated March 20, 2008 between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from Post-Effective Amendment No. 311 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 27, 2008.

(xxi)
Operating Expense Limitation Agreement dated December 1, 2009 between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from Post-Effective Amendment No. 397 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2011.

(xxii)
Operating Expense Limitation Agreement dated August 31, 2006 between the Trust, on behalf of the TCM Small Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xxiii)
Operating Expense Limitation Agreement between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xxiv)
Operating Expense Limitation Agreement dated August 7, 2002 between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 160 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2003.

(xxv)
Operating Expense Limitation Agreement dated July 27, 2009 between the Trust, on behalf of the Winslow Green Growth Fund and Brown Investment Advisory Incorporated is herein incorporated by reference from Post-Effective Amendment No. 355 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2009.

(xxvi)
Operating Expense Limitation Agreement dated March 31, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

13

(xxvii)
Amendment to Appendix A of the Operating Expense Limitation Agreement dated March 31, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 376 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 30, 2010.

(xxviii)
Operating Expense Limitation Agreement dated August 31, 2009 between the Trust, on behalf of the DSM Large Cap Growth Fund, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xxix)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Winslow Green Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 355 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2009.

(xxx)
Operating Expense Limitation Agreement dated August 31, 2009 between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xxxi)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xxxii)
Operating Expense Limitation Agreement dated April 12, 2010 between the Trust, on behalf of the Brown Advisory Funds, and Brown Investment Advisory Incorporated is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(a)
Appendix A dated August 9, 2011 to the Operating Expense Limitation Agreement between the Trust, on behalf of the Brown Advisory Funds and Brown Investment Advisory Incorporated is herein incorporated by reference from Post-Effective Amendment No. 420 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2011.

(b)
Appendix A dated ______, 2011 to the Operating Expense Limitation Agreement between the Trust, on behalf of the Brown Advisory Funds and Brown Investment Advisory Incorporated – to be filed by amendment.

(xxxiii)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(xxxiv)
Operating Expense Limitation Agreement dated December 29, 2010 between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xxxv)
Support Services Agreement dated April 6, 2011 between the Trust, on behalf of the GoodHaven Fund, and GoodHaven Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xxxvi)
Operating Expense Limitation Agreement dated June 29, 2011 between the Trust, on behalf of the Contravisory Strategic Equity Fund, and Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(i)	(i)
Opinion and Consent of Counsel dated September 21, 2005 by Goodwin Procter LLP for the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 21, 2005.

14

(ii)
Opinion and Consent of Counsel dated November 30, 2006 by Goodwin Procter LLP for the Counterpoint Select Fund is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30 2006.

(iii)
Opinion and Consent of Counsel dated December 21, 2005 by Goodwin Procter LLP for the FIMCO Select Fund is herein incorporated by reference from Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(iv)
Opinion and Consent of Counsel dated September 12, 2005 by Goodwin Procter LLP for the FundX Stock Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 228 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2005.

(v)
Opinion and Consent of Counsel dated June 24, 2002 by Goodwin Procter LLP for the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund is herein incorporated by reference from Post-Effective Amendment No. 133 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2002.

(vi)
Opinion and Consent of Counsel dated June 5, 2002 by Paul Hastings LLP for the FundX Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 132 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2002.

(vii)
Opinion and Consent of Counsel dated January 31, 2007 by Goodwin Procter LLP for the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(viii)
Opinion and Consent of Counsel dated February 21, 2008 by Goodwin Procter LLP for the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ix)
Opinion and Consent of Counsel dated July 22, 1999 by Paul Hastings LLP for the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(x)
Opinion and Consent of Counsel dated December 18, 2007 by Goodwin Procter LLP for the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(xi)
Opinion and Consent of Counsel dated July 22, 1999 by Paul Hastings LLP for The Osterweis Fund is herein incorporated by reference from Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xii)
Opinion and Consent of Counsel dated August 21, 2002 by Paul Hastings LLP for The Osterweis Strategic Income Fund is herein incorporated by reference from Post-Effective Amendment No. 142 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2002.

(xiii)
Opinion and Consent of Counsel dated July 22, 1999 by Paul Hastings LLP for The Perkins Discovery Fund is herein incorporated by reference from Post-Effective Amendment No. 78 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xiv)
Opinion and Consent of Counsel dated December 19, 2000 by Paul Hastings LLP for Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2000.

(xv)
Opinion and Consent of Counsel dated November 23, 2005 by Goodwin Procter LLP for the Stephens Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 239 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 23, 2005.

15

(xvi)
Opinion and Consent of Counsel dated January 30, 2006 by Goodwin Procter LLP for the Stephens Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 251 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2006.

(xvii)
Opinion and Consent of Counsel dated September 28, 2004 by Goodwin Procter LLP for the TCM Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(xviii)
Opinion and Consent of Counsel by Goodwin Procter LLP for the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xix)
Opinion and Consent of Counsel dated June 5, 2002 by Paul Hastings LLP for the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 7, 2002.

(xx)(A)
Opinion of Counsel dated May 23, 2008 by Goodwin Procter LLP for the Winslow Green Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(xx)(B)
Consent of Counsel dated May 27, 2008 by Paul Hastings LLP for the Winslow Green Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

(xxi)(A)
Opinion of Counsel dated March 31, 2009 by Paul Hastings LLP for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xxi)(B)
Consent of Counsel dated March 31, 2009 by Paul Hastings LLP for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xxii)(A)
Opinion of Counsel dated May 1, 2009 by Goodwin Procter LLP for the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xxii)(B)
Consent of Counsel dated May 1, 2009 by Paul Hastings LLP for the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xxiii)(A)
Opinion of Counsel dated May 29, 2009 by Paul Hastings LLP for the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(xxiii)(B)
Consent of Counsel dated May 29, 2009 by Paul Hastings LLP for the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(xxiv)(A)
Opinion of Counsel dated August 31, 2009 by Paul Hastings LLP for the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xxiv)(B)
Consent of Counsel dated August 31, 2009 by Paul Hastings LLP for the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xxv)(A)
Opinion of Counsel dated August 31, 2009 by Paul Hastings LLP for the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xxv)(B)
Consent of Counsel dated August 31, 2009 by Paul Hastings LLP for the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

16

(xxvi)(A)
Opinion of Counsel dated August 27, 2009 by Paul Hastings LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xxvi)(B)
Consent of Counsel dated August 27, 2009 by Paul Hastings LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xxvi)(C)
Opinion of Counsel dated August 31, 2009 by Sullivan & Worcester LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 359 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 11, 2009.

(xxvii)(A)
Opinion of Counsel by Sullivan & Worcester LLP for the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(xxvii)(B)
Consent of Counsel by Paul Hastings LLP for the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(xxvii)(C)
Tax Opinion of Counsel by Paul Hastings LLP for the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(xxviii)(A)
Opinion of Counsel dated August 31, 2010 by Sullivan & Worcester LLP for The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(xxviii)(B)
Consent of Counsel dated August 31, 2010 by Paul Hastings LLP for The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(xxix)(A)
Opinion of Counsel dated December 29, 2010 by Sullivan & Worcester LLP for the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xxix)(B)
Consent of Counsel dated December 29, 2010 by Paul Hastings LLP for the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xxx)(A)
Opinion of Counsel dated April 1, 2011 by Sullivan & Worcester LLP for the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xxx)(B)
Consent of Counsel dated April 6, 2011 by Paul Hastings LLP for the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xxxi)(A)
Opinion of Counsel dated June 28, 2011 by Sullivan & Worcester LLP for the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xxxi)(B)
Consent of Counsel dated June 28, 2011 by Paul Hastings LLP for the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xxxii)(A)
Opinion of Counsel dated September 30, 2011 by Sullivan & Worcester LLP for the Brown Advisory Tactical Bond Fund is herein incorporated by reference from Post-Effective Amendment No. 420 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2011.

17

(xxxii)(B)
Consent of Counsel dated September 30, 2011 by Paul Hastings LLP for the Brown Advisory Tactical Bond Fund is herein incorporated by reference from Post-Effective Amendment No. 420 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2011.

	(xxxiii)(A)	Opinion of Counsel dated ________, 2011 by Sullivan & Worcester LLP for the Brown Advisory Equity Income Fund – to be filed by amendment.
	(xxxiii)(B)	Consent of Counsel dated ________, 2011 by Paul Hastings LLP for the Brown Advisory Equity Income Fund – to be filed by amendment.
(j)	(i)	Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP – filed herewith.
(ii)
Consent of Independent Registered Public Accounting Firm Briggs, Bunting & Dougherty, LLP is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(ii)(A)
Power of Attorney for Dorothy Berry dated March 8, 2010 is herein incorporated by reference from Post-Effective Amendment No. 373 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2010.

(ii)(B)
Power of Attorney for Wallace Cook dated March 8, 2010 is herein incorporated by reference from Post-Effective Amendment No. 373 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2010.

(ii)(C)
Power of Attorney for Eric Falkeis dated March 8, 2010 is herein incorporated by reference from Post-Effective Amendment No. 373 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2010.

(ii)(D)
Power of Attorney for Carl Froebel dated March 8, 2010 is herein incorporated by reference from Post-Effective Amendment No. 373 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2010.

(ii)(E)
Power of Attorney for Steve Paggioli dated March 8, 2010 is herein incorporated by reference from Post-Effective Amendment No. 373 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2010.

(ii)(F)
Power of Attorney for Robert Slotky dated March 8, 2010 is herein incorporated by reference from Post-Effective Amendment No. 373 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2010.

(ii)(G)
Power of Attorney for Patrick Rudnick dated March 8, 2010 is herein incorporated by reference from Post-Effective Amendment No. 373 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2010.

(k)		Omitted Financial Statements – None.
(l)		Initial Capital Agreements – None.
(m)	(i)
Share Marketing Plan pursuant to Rule 12b-1 by the Trust on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(ii)
Amended and Restated Rule 12b-1 Distribution Plan by the Trust on behalf of the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 288 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 23, 2007.

(iii)
Rule 12b-1 Distribution Plan by the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iv)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(v)
Share Marketing Plan pursuant to Rule 12b-1 dated April 7, 1998 by the Trust on behalf of The Perkins Discovery Fund is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

18

(vi)
Rule 12b-1 Distribution Plan by the Trust on behalf of Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 16, 1996.

(vii)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Stephens Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(viii)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Stephens Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(ix)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 403 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2011.

(x)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xi)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Winslow Green Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 355 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2009.

(xii)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xiii)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(xiv)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Brown Advisory Tactical Bond Fund is herein incorporated by reference from Post-Effective Amendment No. 420 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2011.

	(xv)	Rule 12b-1 Distribution plan adopted by the Trust, on behalf of the Brown Advisory Equity Income Fund – to be filed by amendment.
(xvi)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(n)	(i)
Rule 18f-3 Plan dated August 14, 2008 by the Trust on behalf of the Hodges Fund and the Hodges Small Cap Fund is herein incorporated be reference from Post Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(ii)
Rule 18f-3 Plan dated March 1, 2007 by the Trust on behalf of Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 29, 2007.

(iii)
Amended and Restated Rule 18f-3 Plan dated March 27, 2008 by the Trust on behalf of the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 311 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 27, 2008.

(iv)
Rule 18f-3 Plan by the Trust on behalf of the Winslow Green Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 355 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2009.

19

(v)
Rule 18f-3 Plan dated August 3, 2009 by the Trust on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(vi)
Rule 18f-3 Plan dated August 3, 2009 by the Trust on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(vii)
Rule 18f-3 Plan dated August 9, 2011 by the Trust on behalf of the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 420 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2011.

(viii)
Rule 18f-3 Plan dated April 30, 2010 by the Trust on behalf of the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 376 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 30, 2010.

(ix)
Rule 18f-3 Plan dated May, 2011 by the Trust on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(o)		Reserved.
(p)	(i)
Code of Ethics for DAL Investment Company, LLC, on behalf of the FundX Stock Upgrader Fund, the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, is herein incorporated by reference from Post-Effective Amendment No. 253 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2006.

(ii)
Code of Ethics for Frontier Investment Management Co. is herein incorporated by reference from Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(iii)
Code of Ethics for Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 319 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2008.

(iv)
Code of Ethics for Jurika, Mills & Keifer, LLC is herein incorporated by reference from Post-Effective Amendment No. 361 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 26, 2009.

(v)
Code of Ethics for NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(vi)
Code of Ethics for Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 380 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2010.

(vii)
Code of Ethics for Perkins Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 215 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(viii)
Code of Ethics for Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from Post-Effective Amendment No. 246 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2005.

(ix)
Code of Ethics for Stephens Investment Management Group, LLC is herein incorporated by reference from Post-Effective Amendment No. 397 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2011.

(x)
Code of Ethics for Tygh Capital Management, Inc. (formerly, Tyee Capital Management) is herein incorporated by reference from Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(xi)
Code of Ethics for St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 244 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

20

(xii)
Code of Ethics for Brown Investment Advisory Incorporated is herein incorporated by reference from Post-Effective Amendment No. 420 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2011.

(xiii)
Code of Ethics for Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xiv)
Code of Ethics for Windowpane Advisors, L.L.C. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xv)
Code of Ethics for Hellman, Jordan Management Company, Inc. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xvi)
Code of Ethics for DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 424 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 28, 2011.

(xvii)
Code of Ethics for Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xviii)
Code of Ethics for Cardinal Capital Management LLC is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(xix)
Code of Ethics for Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xx)
Code of Ethics for GoodHaven Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xxi)
Code of Ethics for Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xxii)
Code of Ethics for the Distributor, Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 302 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 23, 2008.

Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on February 12, 2002).  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

21

Item 31.  Business and Other Connections of Investment Adviser

With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC.  Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter

Quasar Distributors, LLC acts as the Principal Underwriter for the Trust.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund, LLLP
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	Litman Gregory Funds Trust
Alpine Series Trust	LKCM Funds
Artio Global Funds	LoCorr Investment Trust
Brandes Investment Trust	MainGate Trust
Brandywine Blue Funds, Inc.	Managed Portfolio Series
Bridges Investment Fund, Inc.	Matrix Advisors Value Fund, Inc.
Buffalo Funds	Monetta Fund, Inc.
Country Mutual Funds Trust	Monetta Trust
Cushing MLP Funds Trust	Nicholas Family of Funds, Inc.
DoubleLine Funds Trust	Permanent Portfolio Family of Funds, Inc.
Empiric Funds, Inc.	Perritt Funds, Inc.
Evermore Funds Trust	Perritt Microcap Opportunities Fund, Inc.
First American Funds, Inc.	PineBridge Mutual Funds
First American Investment Funds, Inc.	PRIMECAP Odyssey Funds
First American Strategy Funds, Inc.	Professionally Managed Portfolios
Fort Pitt Capital Funds	Prospector Funds, Inc.
Glenmede Fund, Inc.	Purisima Funds
Glenmede Portfolios	Quaker Investment Trust
Greenspring Fund, Inc.	Rainier Investment Management Mutual Funds
Guinness Atkinson Funds	RBC Funds Trust
Harding Loevner Funds, Inc.	SCS Financial Funds
Hennessy Funds Trust	Thompson Plumb Funds, Inc.
Hennessy Funds, Inc.	TIFF Investment Program, Inc.

22

Hennessy Mutual Funds, Inc.	Trust for Professional Managers
Hennessy SPARX Funds Trust	USA Mutuals Funds
Hotchkis and Wiley Funds	Wall Street Fund
Intrepid Capital Management Funds Trust	Wexford Trust
IronBridge Funds, Inc.	Wisconsin Capital Funds, Inc.
Jacob Funds, Inc.	WY Funds

(b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)            Not applicable.

Item 33.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank, National Association 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212

23

Records Relating to:	Are located at:
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Registrant’s Investment Advisers
Akre Capital Management, LLC 2 West Marshall Street Middleburg, Virginia 20118
Boston Common Asset Management, LLC 84 State Street, Suite 1000 Boston, Massachusetts 02109
Brown Investment Advisory Incorporated 901 S. Bond Street, Suite 400 Baltimore, Maryland 21231 -And- 99 High Street, 12th Floor Boston, Massachusetts 02110
Congress Asset Management Company Two Seaport Lane Boston, Massachusetts 02210
Contravisory Investment Management, Inc. 120 Longwater Drive, Suite 100 Norwell, Massachusetts 02061
DAL Investment Company, LP 235 Montgomery Street, Suite 1049 San Francisco, California 94104
DSM Capital Partners LLC 320 East Main Street Mount Kisco, New York 10549
Frontier Investment Management Co. 8401 Central Expressway, Suite 645 Dallas, Texas 75225
GoodHaven Capital Management, LLC 590 Reinante Avenue Miami, Florida 33156
Hodges Capital Management, Inc. 2905 Maple Avenue Dallas, Texas 75201
Jurika, Mills & Keifer, LLC 2101 Webster Street, Suite 1550 Oakland, California, 94612
NorthCoast Asset Management, LLC 35 Mason Street, Greenwich, Connecticut 06830
Osterweis Capital Management, Inc. Osterweis Capital Management, LLC One Maritime Plaza, Suite 800 San Francisco, California 94111
Perkins Capital Management, Inc. 730 East Lake Street Wayzata, Minnesota 55391-1769

24

Records Relating to:	Are located at:
Portfolio 21 Investments (formerly Progressive Investment Management Corporation) 721 N.W. Ninth Avenue, Suite 250 Portland, Oregon 97209
Stephens Investment Management Group, LLC 111 Center Street Little Rock, Arkansas 72201
Tygh Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2100 Portland, Oregon 97204
St. Denis J. Villere & Co., LLC 601 Poydras Street, Suite 1808 New Orleans, Louisiana 70130
Windowpane Advisors, L.L.C. 600 West Broadway, Suite 1225 San Diego, California 92101
Registrant’s Investment Sub-Advisers
Cardinal Capital Management, L.L.C. One Greenwich Office Park Greenwich, Connecticut 06831
Hellman, Jordan Management Co., Inc. 125 High Street, Suite 800 Boston, Massachusetts 02110

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 425 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Glendora and State of California, on October 31, 2011.

                Professionally Managed Portfolios

                By: Eric W. Falkeis*
               Eric W. Falkeis
               President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 425 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Steven J. Paggioli*	Trustee	October 31, 2011
Steven J. Paggioli

Dorothy A. Berry*	Trustee	October 31, 2011
Dorothy A. Berry

Wallace L. Cook*	Trustee	October 31, 2011
Wallace L. Cook

Carl A. Froebel*	Trustee	October 31, 2011
Carl A. Froebel

Eric W. Falkeis*	President and Trustee	October 31, 2011
Eric W. Falkeis

Patrick J. Rudnick*	Treasurer and Principal	October 31, 2011
Patrick J. Rudnick	Financial and Accounting Officer

*By: /s/Elaine E. Richards		October 31, 2011
Elaine E. Richards, Attorney-In Fact pursuant to Power of Attorney

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INDEX TO EXHIBITS

Exhibit Number	Description

(j)(i)	Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP

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